Not FDIC Insured May Lose Value No Bank Guarantee
FTFT-Q3PH

Schedules of Investments
(unaudited)
Franklin Alabama Tax-Free Income Fund 2
Franklin Arizona Tax-Free Income Fund 6
Franklin Colorado Tax-Free Income Fund 12
Franklin Connecticut Tax-Free Income Fund 18
Franklin Federal Intermediate-Term Tax-Free Income
Fund 21
Franklin Federal Limited-Term Tax-Free Income Fund 42
Franklin Georgia Tax-Free Income Fund 54
Franklin High Yield Tax-Free Income Fund 59
Franklin Louisiana Tax-Free Income Fund 113
Franklin Maryland Tax-Free Income Fund 118
Franklin Massachusetts Tax-Free Income Fund 122
Franklin Michigan Tax-Free Income Fund 127
Franklin Minnesota Tax-Free Income Fund 134
Franklin Missouri Tax-Free Income Fund 140
Franklin New Jersey Tax-Free Income Fund 146
Franklin North Carolina Tax-Free Income Fund 153
Franklin Ohio Tax-Free Income Fund 160
Franklin Oregon Tax-Free Income Fund 168
Franklin Pennsylvania Tax-Free Income Fund 175
Franklin Virginia Tax-Free Income Fund 183
Notes to Schedules of Investments 189

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2023
Franklin Alabama Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 500,000 $ 490,740
Total Corporate Bonds (Cost $ 500,000 ) ........................................
490,740
Municipal Bonds 97.9%
Alabama 89.7%
Alabama Community College System , Bishop State Community College , Revenue ,
2019 , BAM Insured , 4% , 1/01/49 ...................................... 2,000,000 1,827,610
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 3,000,000 3,030,682
Alabama State University ,
Revenue , 2022 , Refunding , BAM Insured , 5% , 9/01/36 ...................... 1,500,000 1,642,980
Revenue , 2022 , Refunding , BAM Insured , 5% , 9/01/40 ...................... 1,500,000 1,597,800
Alabaster Board of Education ,
Special Tax , 2022 , BAM Insured , 5% , 9/01/47 ............................. 1,500,000 1,585,557
Special Tax , 2022 , BAM Insured , 5% , 9/01/52 ............................. 1,500,000 1,569,535
Alexander City Board of Education , Special Tax , 2022 , BAM Insured , 4% , 2/01/52 ...
3,000,000 2,818,397
Auburn University , Revenue , 2015 A , Refunding , 5% , 6/01/33 ..................
2,500,000 2,556,803
Bessemer Governmental Utility Services Corp. , Water , Revenue , 2017 , Refunding ,
BAM Insured , 5% , 6/01/39 ........................................... 6,000,000 6,164,438
Birmingham Airport Authority ,
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/37 ...................... 545,000 550,228
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/38 ...................... 400,000 402,431
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/39 ...................... 2,540,000 2,547,780
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/40 ...................... 705,000 707,216
Birmingham-Jefferson Civic Center Authority , Special Tax , 2018 A , 5% , 7/01/33 .....
1,605,000 1,702,021
b
Black Belt Energy Gas District ,
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 1,000,000 959,986
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 3,000,000 3,183,857
Calhoun County Board of Education , Special Tax , 2016 , Pre-Refunded , BAM Insured ,
5% , 2/01/46 ...................................................... 3,000,000 3,129,030
City of Bessemer , Water , Revenue , 2017 , Refunding , AGMC Insured , 5% , 1/01/47 ...
2,590,000 2,618,384
City of Birmingham , GO , 2021 A , 4% , 6/01/50 ..............................
1,000,000 933,638
City of Boaz ,
Water & Sewer , Revenue , 2021 , AGMC Insured , 4% , 9/01/46 ................. 1,000,000 963,095
Water & Sewer , Revenue , 2021 , AGMC Insured , 4% , 9/01/50 ................. 1,500,000 1,417,877
City of Decatur , Water & Sewer , Revenue , 2021 A , 4% , 8/15/50 .................
3,000,000 2,780,487
City of Huntsville , GO , 2018 B , 5% , 5/01/38 ................................
4,775,000 5,019,406
City of Lincoln , GO , 2020 , BAM Insured , 4% , 6/01/50 ........................
2,500,000 2,501,296
City of Madison , GO , 2015 A , Pre-Refunded , 5% , 4/01/37 .....................
2,590,000 2,656,558
City of Trussville , GO , 2018 A , 4% , 8/01/41 ................................
3,000,000 2,976,963
City of Tuscaloosa , GO , 2020 A , 4% , 10/01/50 ..............................
4,580,000 4,342,765
b
Columbia Industrial Development Board , Alabama Power Co. , Revenue , 2014 D ,
Refunding , Mandatory Put , 3.81% , 6/01/28 ............................... 2,000,000 1,988,758
c
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 ....................... 2,300,000 1,962,998
DCH Healthcare Authority ,
Revenue , 2015 , Refunding , 5% , 6/01/36 ................................. 2,000,000 2,018,963
Revenue , 2021 A , 4% , 6/01/46 ........................................ 2,310,000 2,057,732
East Alabama Health Care Authority (The) ,
Revenue , 2018 A , 4% , 9/01/30 ........................................ 1,000,000 998,860
Revenue , 2018 A , 5% , 9/01/41 ........................................ 3,000,000 3,063,848

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
b
Energy Southeast A Cooperative District , Revenue , 2023 A-1 , Mandatory Put , 5.5% ,
1/01/31 ......................................................... $ 1,000,000 $ 1,068,434
Florence City Board of Education , Special Tax , 2022 , 4% , 3/01/46 ...............
3,000,000 2,849,306
Health Care Authority for Baptist Health (The) ,
Revenue , 2023 A , Refunding , 5% , 11/15/36 .............................. 1,000,000 1,070,582
Revenue , 2023 A , Refunding , 5% , 11/15/37 .............................. 875,000 926,875
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/45 .............. 8,000,000 7,437,245
Homewood Educational Building Authority ,
Samford University , Revenue , 2019 A , Refunding , 4% , 12/01/49 ............... 2,500,000 2,140,855
Samford University , Revenue , 2021 A , 4% , 12/01/51 ....................... 1,470,000 1,253,749
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/41 ....... 3,000,000 3,028,850
Infirmary Health System Obligated Group , Revenue , 2021 A , Refunding , 4% , 2/01/46 3,000,000 2,652,622
Jacksonville State University ,
Revenue , 2017 , Refunding , AGMC Insured , 5% , 12/01/36 ................... 5,000,000 5,335,178
Revenue , 2020 , Refunding , 4% , 12/01/50 ................................ 5,000,000 4,379,888
Limestone County Water & Sewer Authority , Revenue , 2015 B , Pre-Refunded , BAM
Insured , 5% , 12/01/43 .............................................. 5,920,000 5,956,071
b
Lower Alabama Gas District (The) , Revenue , 2020 , Mandatory Put , 4% , 12/01/25 ... 2,000,000 1,987,604
Madison City Board of Education , Special Tax , 2019 , 4% , 2/01/44 ...............
3,000,000 2,916,499
Madison Water & Wastewater Board , Revenue , 2017 , Refunding , 5% , 12/01/41 .....
4,610,000 4,724,248
Mobile County Board of School Commissioners , Special Tax , 2022 B , BAM Insured ,
4.25% , 3/01/52 ................................................... 2,000,000 1,959,342
Opelika Utilities Board , Revenue , 2017 , Refunding , 4% , 6/01/41 ................
2,000,000 1,943,297
Oxford City Board of Education , Special Tax , 2020 A , Refunding , 4% , 5/01/50 ......
2,500,000 2,321,136
Prattville Waterworks Board , Revenue , 2023 , 5.125% , 8/01/53 .................
1,000,000 1,065,544
b
Southeast Energy Authority A Cooperative District ,
Revenue , 2021 A , Mandatory Put , 4% , 10/01/28 ........................... 5,000,000 4,915,495
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 2,000,000 2,119,450
Revenue , 2023 B , Mandatory Put , 5% , 6/01/30 ............................ 1,000,000 1,043,537
Special Care Facilities Financing Authority of the City of Pell City Alabama , Noland
Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/01/39 ................. 4,000,000 3,723,392
Talladega County Board of Education , Special Tax , 2017 , Refunding , BAM Insured , 5% ,
11/01/39 ........................................................ 2,000,000 2,060,734
Troy Public Educational Building Authority , Troy City Board of Education , Revenue ,
2011 , AGMC Insured , 5.25% , 12/01/40 .................................. 295,000 295,232
Tuscaloosa City Board of Education , Revenue , 2016 , Pre-Refunded , 5% , 8/01/41 ...
4,000,000 4,214,076
UAB Medicine Finance Authority , UAB Medicine Obligated Group , Revenue , 2016 B ,
Refunding , 5% , 9/01/29 ............................................. 5,000,000 5,231,863
University of Alabama (The) , Revenue , 2018 B-2 , 5% , 9/01/48 ..................
5,000,000 5,222,472
University of Montevallo , Revenue , 2017 , Refunding , BAM Insured , 5% , 5/01/42 ....
2,500,000 2,618,544
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
2,000,000 2,051,768
Water Works Board of the City of Birmingham (The) , Revenue , 2016 B , Pre-Refunded ,
5% , 1/01/43 ...................................................... 5,000,000 5,324,874
168,116,741
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
700,000 572,959

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 0.7%
c
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... $ 500,000 $ 326,252
c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 1,150,000 963,125
1,289,377
Illinois 0.5%
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/42 .
1,000,000 961,040
Kentucky 0.5%
c
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 1,500,000 988,141
New York 1.5%
Metropolitan Transportation Authority ,
Revenue , 2021 A-1 , 4% , 11/15/46 ..................................... 275,000 252,441
Revenue , 2021 A-2 , 4% , 11/15/42 ..................................... 2,700,000 2,540,385
2,792,826
South Carolina 1.3%
South Carolina Jobs-Economic Development Authority ,
c
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 500,000 394,630
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 500,000 393,474
c
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 1,485,000 992,209
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 562,257
2,342,570
Texas 0.5%
c
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 600,000 420,144
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 800,000 583,214
1,003,358
Washington 0.2%
c
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 394,555
Wisconsin 0.9%
c
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 500,000 386,141
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 , 5.25% , 12/01/23 .... 1,300,000 1,300,000
1,686,141
U.S. Territories 1.8%
Guam 0.5%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,000,000 1,006,197
Puerto Rico 1.3%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 500,000 495,424
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 993,552
Puerto Rico Highway & Transportation Authority ,
Revenue , 2022 A , 5% , 7/01/62 ........................................ 49,844 49,345
Revenue , 2022 B , Zero Cpn., 7/01/32 ................................... 32,392 21,012
Revenue , 2022 C , Zero Cpn., 7/01/53 .................................. 55,410 35,878

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 199 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
$ 750,000 $ 729,060
2,324,271
Total U.S. Territories .................................................................... 3,330,468
Total Municipal Bonds (Cost $ 196,005,003 ) .....................................
183,478,176
Total Long Term Investments (Cost $ 196,505,003 ) ...............................
183,968,916
a
a a a a
a
Total Investments (Cost $ 196,505,003 ) 98 .2% ...................................
$183,968,916
Other Assets, less Liabilities 1 .8% .............................................
3,462,867
Net Assets 100.0% ...........................................................
$187,431,783
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the aggregate value of these securities was $9,273,666, representing 4.9% of net assets.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2023
Franklin Arizona Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.1%
Arizona 90.2%
Arizona Board of Regents , Arizona State University , Revenue , 2023 B , 4% , 7/01/53 ..
$ 5,000,000 $ 4,828,885
Arizona Department of Transportation , State Highway Fund , Revenue , 2016 ,
Refunding , 5% , 7/01/36 ............................................. 8,680,000 9,064,338
Arizona Health Facilities Authority ,
HonorHealth Obligated Group , Revenue , 2014 A , Refunding , 5% , 12/01/39 ...... 2,820,000 2,833,069
HonorHealth Obligated Group , Revenue , 2014 A , Refunding , 5% , 12/01/42 ...... 6,715,000 6,723,196
Arizona Industrial Development Authority ,
Academies of Math & Science Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/42 ........................................................ 2,045,000 2,070,144
Academies of Math & Science Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/51 ........................................................ 1,080,000 1,084,115
Arizona Agribusiness and Equine Center, Inc. , Revenue , 2017 A , 5% , 3/01/48 .... 1,555,000 1,584,116
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 2.65% , 7/01/26 570,000 546,805
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/31 ... 550,000 544,823
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/41 ... 2,000,000 1,771,943
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/51 ... 2,340,000 1,895,413
BASIS Schools, Inc. Obligated Group , Revenue , 2017 F , Refunding , 5% , 7/01/47 .. 3,350,000 3,386,730
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/33 ....................................................... 1,000,000 1,066,526
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/36 ....................................................... 1,235,000 1,298,774
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/39 ....................................................... 1,000,000 1,033,491
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/44 ....................................................... 3,645,000 3,723,382
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/45 ....................................................... 2,200,000 2,006,563
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/50 ....................................................... 7,055,000 6,199,331
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 A , 4% ,
11/01/51 ....................................................... 1,400,000 1,224,550
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4% ,
11/01/42 ....................................................... 1,650,000 1,541,289
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 5% ,
11/01/47 ....................................................... 7,900,000 8,115,501
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4.25% ,
11/01/52 ....................................................... 3,500,000 3,182,442
Great Lakes Senior Living Communities LLC , Revenue , 2019 A , 5% , 1/01/38 ..... 1,175,000 801,274
Great Lakes Senior Living Communities LLC , Revenue , 2019 A , 5% , 1/01/54 ..... 1,250,000 736,891
Great Lakes Senior Living Communities LLC , Revenue, Second Tier , 2019 B , 5% ,
1/01/36 ........................................................ 1,105,000 682,977
Great Lakes Senior Living Communities LLC , Revenue, Second Tier , 2019 B , 5% ,
1/01/49 ........................................................ 3,500,000 1,803,871
Great Lakes Senior Living Communities LLC , Revenue, Second Tier , 2019 B ,
5.125% , 1/01/54 ................................................. 2,000,000 994,125
GreatHearts Arizona Obligated Group , Revenue , 2021 B , 4% , 7/01/31 .......... 285,000 274,412
GreatHearts Arizona Obligated Group , Revenue , 2021 B , 4% , 7/01/41 .......... 405,000 346,883
GreatHearts Arizona Obligated Group , Revenue , 2021 B , 4% , 7/01/52 .......... 840,000 653,888
KIPP Nashville Obligated Group , Revenue , 2022 A , 5% , 7/01/47 .............. 1,400,000 1,406,173
KIPP Nashville Obligated Group , Revenue , 2022 A , 5% , 7/01/62 .............. 2,400,000 2,372,267
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/32 ............. 660,000 708,103
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/34 ............. 660,000 656,614
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/36 ............. 315,000 307,558
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/41 ............. 2,800,000 2,563,757
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/51 ............. 8,000,000 6,755,403
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/61 ............. 15,580,000 12,619,124
KIPP NYC Public Charter Schools , Revenue , 2021 C , 3.25% , 7/01/31 .......... 1,550,000 1,321,620

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
Leman Academy of Excellence Obligated Group , Revenue , 2022 A , Refunding , 4.5% ,
7/01/54 ........................................................ $ 3,000,000 $ 2,622,890
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 4% , 2/01/50 ..... 2,540,000 2,321,677
Phoenix Children's Hospital Obligated Group , Revenue , 2021 A , Refunding , 3% ,
2/01/41 ........................................................ 885,000 720,559
Provident Group-NCCU Properties LLC , Revenue , 2019 A , BAM Insured , 5% ,
6/01/58 ........................................................ 6,250,000 6,401,067
Arizona State University ,
Revenue , 2015 B , Refunding , 5% , 7/01/41 ............................... 14,070,000 14,337,689
Revenue , 2016 C , 5% , 7/01/46 ........................................ 10,000,000 10,268,187
Revenue , 2017 B , Refunding , 5% , 7/01/43 ............................... 4,005,000 4,165,872
Revenue , 2019 A , 5% , 7/01/40 ........................................ 1,000,000 1,070,396
Carefree Utilities Community Facilities District , Town of Carefree Water System ,
Revenue , 2021 , 4% , 7/01/51 ......................................... 2,000,000 1,836,073
Central Arizona Water Conservation District , Revenue , 2016 , 5% , 1/01/34 .........
1,000,000 1,032,500
City of Bullhead , Excise Tax , Revenue , 2022 , 4% , 7/01/52 .....................
2,885,000 2,657,971
City of Goodyear , Water & Sewer , Revenue, Sub. Lien, Second Series , 2020 , AGMC
Insured , 4% , 7/01/45 ............................................... 3,500,000 3,373,323
City of Lake Havasu City , Wastewater System , Revenue , 2015 B , Refunding , AGMC
Insured , 5% , 7/01/40 ............................................... 15,000,000 15,182,184
City of Mesa ,
Utility System , Revenue , 2018 , 4% , 7/01/38 .............................. 1,425,000 1,439,524
Utility System , Revenue , 2018 , 4% , 7/01/39 .............................. 6,135,000 6,180,252
Utility System , Revenue , 2018 , 5% , 7/01/42 .............................. 2,200,000 2,313,383
Utility System , Revenue, Junior Lien , 2022 C , Refunding , 5% , 7/01/36 .......... 5,000,000 5,793,952
City of Phoenix Civic Improvement Corp. ,
Airport , Revenue , 2017 A , 5% , 7/01/42 .................................. 2,155,000 2,202,145
Airport , Revenue , 2017 A , 5% , 7/01/47 .................................. 12,935,000 13,144,922
Airport , Revenue, Junior Lien , 2017 D , Refunding , 4% , 7/01/40 ............... 16,570,000 16,559,992
Airport , Revenue, Junior Lien , 2019 A , 4% , 7/01/44 ........................ 4,000,000 3,941,484
Airport , Revenue, Junior Lien , 2019 A , 5% , 7/01/44 ........................ 8,500,000 8,983,462
Airport , Revenue, Senior Lien , 2018 , 5% , 7/01/48 .......................... 5,000,000 5,098,179
Excise Tax , Revenue , 2022 , 5% , 7/01/46 ................................ 8,300,000 8,999,110
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/34 .................................................. 2,500,000 2,692,872
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/37 .................................................. 1,500,000 1,579,237
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/38 .................................................. 4,420,000 4,625,667
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/39 .................................................. 4,090,000 4,261,728
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 4% , 7/01/45 .................................................. 7,500,000 6,919,373
Wastewater , Revenue, Junior Lien , 2018 A , 4% , 7/01/39 ..................... 5,000,000 5,038,105
Water System , Revenue, Junior Lien , 2016 , Refunding , 5% , 7/01/38 ............ 5,000,000 5,173,992
Water System , Revenue, Junior Lien , 2020 B , 5% , 7/01/44 ................... 7,500,000 8,051,124
County of Yuma , Sales Tax , Revenue , 2022 , BAM Insured , 4.25% , 7/15/42 ........
3,250,000 3,273,424
Gilbert Water Resource Municipal Property Corp. ,
Town of Gilbert Waterworks & Sewer System , Revenue, Senior Lien , 2022 , 4% ,
7/15/39 ........................................................ 10,000,000 10,242,096
Town of Gilbert Waterworks & Sewer System , Revenue, Senior Lien , 2022 , 4% ,
7/15/47 ........................................................ 1,000,000 990,615
Glendale Industrial Development Authority ,
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 4% , 5/15/31 ........... 400,000 355,606

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Glendale Industrial Development Authority, (continued)
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 5% , 5/15/41 ........... $ 1,000,000 $ 878,935
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 5% , 5/15/56 ........... 4,500,000 3,591,687
Glendale Municipal Property Corp. ,
City of Glendale Excise Tax , Revenue , 2012 C , Refunding , 5% , 7/01/38 ......... 18,530,000 18,545,793
Industrial Development Authority of the City of Phoenix Arizona (The) ,
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/44 ...... 2,000,000 1,974,618
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/49 ...... 3,120,000 3,023,578
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/54 ...... 2,665,000 2,556,183
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/59 ...... 2,000,000 1,898,196
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/25 1,015,000 1,024,750
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/27 425,000 435,455
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/30 700,000 719,546
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/32 250,000 256,355
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/33 600,000 614,002
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/37 2,950,000 2,975,071
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/42 11,550,000 11,384,672
GreatHearts Arizona Obligated Group , Revenue , 2016 A , Refunding , 5% , 7/01/36 . 4,065,000 4,081,067
GreatHearts Arizona Obligated Group , Revenue , 2016 A , Refunding , 5% , 7/01/41 . 1,225,000 1,202,342
GreatHearts Arizona Obligated Group , Revenue , 2016 A , Refunding , 5% , 7/01/46 . 1,335,000 1,268,344
Vista College Preparatory Obligated Group , Revenue , 2018 A , 5% , 7/01/48 ...... 1,000,000 1,022,123
Industrial Development Authority of the County of Pima (The) ,
Christian Care Tucson, Inc. , Revenue, Senior Lien , 2017 A , Pre-Refunded , 5% ,
12/15/32 ....................................................... 1,765,000 1,831,403
Christian Care Tucson, Inc. , Revenue, Senior Lien , 2017 A , Pre-Refunded , 5% ,
6/15/37 ........................................................ 2,240,000 2,324,274
a
La Posada at Park Centre, Inc. Obligated Group , Revenue , 144A, 2022 B-3 , 5.125% ,
11/15/29 ....................................................... 3,000,000 2,952,431
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 4% , 4/01/40 .... 1,040,000 985,363
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 4% , 4/01/41 .... 1,360,000 1,276,580
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 3% , 4/01/51 .... 12,000,000 8,427,122
Industrial Development Authority of the County of Yavapai (The) ,
Yavapai Community Hospital Association Obligated Group , Revenue , 2016 ,
Refunding , 5% , 8/01/34 ............................................ 4,250,000 4,373,930
Yavapai Community Hospital Association Obligated Group , Revenue , 2016 ,
Refunding , 5% , 8/01/36 ............................................ 1,310,000 1,345,202
Yavapai Community Hospital Association Obligated Group , Revenue , 2019 ,
Refunding , 4% , 8/01/38 ............................................ 1,510,000 1,447,169
Yavapai Community Hospital Association Obligated Group , Revenue , 2019 ,
Refunding , 4% , 8/01/43 ............................................ 3,000,000 2,692,838
La Paz County Industrial Development Authority ,
Harmony Public Schools , Revenue , 2018 A , 5% , 2/15/38 .................... 1,000,000 1,001,669
Harmony Public Schools , Revenue , 2018 A , 5% , 2/15/48 .................... 1,000,000 942,483
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/25 .................... 90,000 90,386
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/26 .................... 95,000 96,355
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/27 .................... 75,000 76,794
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/28 .................... 80,000 82,555
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/29 .................... 110,000 114,114
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/30 .................... 100,000 104,011
Harmony Public Schools , Revenue , 2021 A , 4% , 2/15/41 .................... 430,000 369,996
Harmony Public Schools , Revenue , 2021 A , 4% , 2/15/46 .................... 345,000 280,463
Harmony Public Schools , Revenue , 2021 A , 4% , 2/15/51 .................... 580,000 453,057
Maricopa County High School District No. 214 Tolleson Union High School , GO , 2018
A , 5% , 7/01/37 .................................................... 1,000,000 1,054,847
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group , Revenue , 2019 F , 3% , 1/01/49 ............... 5,000,000 3,595,954

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Maricopa County Industrial Development Authority, (continued)
Banner Health Obligated Group , Revenue , A , 4% , 1/01/41 ................... $ 9,630,000 $ 9,476,858
Banner Health Obligated Group , Revenue , A , 5% , 1/01/41 ................... 37,590,000 38,759,218
Creighton University , Revenue , 2020 , 5% , 7/01/47 ......................... 10,000,000 10,355,999
Creighton University , Revenue , 2020 , 4% , 7/01/50 ......................... 8,450,000 7,690,575
GreatHearts Arizona Obligated Group , Revenue , 2017 A , Refunding , 5% , 7/01/52 . 1,000,000 1,006,274
Highland Prep Obligated Group , Revenue , 2019 , 5% , 1/01/43 ................ 2,275,000 2,332,969
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/36 ....... 2,100,000 2,211,810
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/37 ....... 3,175,000 3,322,909
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/42 ....... 2,750,000 2,815,975
HonorHealth Obligated Group , Revenue , 2021 A , 3% , 9/01/51 ................ 5,600,000 3,827,200
Reid Traditional Schools Obligated Group , Revenue , 2016 , 5% , 7/01/36 ......... 1,120,000 1,134,137
Reid Traditional Schools Obligated Group , Revenue , 2016 , 5% , 7/01/47 ......... 3,325,000 3,291,996
Maricopa County Pollution Control Corp. ,
El Paso Electric Co. , Revenue , 2009 B , Refunding , 3.6% , 4/01/40 ............. 13,500,000 11,701,302
El Paso Electric Co. , Revenue , 2012 A , Refunding , 4.5% , 8/01/42 ............. 10,000,000 9,453,274
b
Public Service Co. of New Mexico , Revenue , 2010 A , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ 4,500,000 4,019,356
b
Public Service Co. of New Mexico , Revenue , 2010 B , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ 2,150,000 1,920,359
Southern California Edison Co. , Revenue , 2000 A , Refunding , 2.4% , 6/01/35 ..... 10,000,000 7,635,629
Maricopa County Unified School District No. 11-Peoria , GO , 2013 , 5% , 7/01/31 .....
5,100,000 5,105,925
Maricopa County Unified School District No. 60 Higley , COP , 2023 , Refunding , AGMC
Insured , 5% , 6/01/53 ............................................... 3,000,000 3,162,904
McAllister Academic Village LLC ,
Arizona State University , Revenue , 2016 A , Refunding , 5% , 7/01/37 ............ 2,095,000 2,154,337
Arizona State University , Revenue , 2016 A , Refunding , 5% , 7/01/39 ............ 1,000,000 1,023,071
Mohave County Union High School District No. 2 Colorado River , GO , 2017 , 5% ,
7/01/35 ......................................................... 1,000,000 1,057,982
Pima County Unified School District No. 30 Sahuarita ,
GO , 2017 , BAM Insured , 5% , 7/01/33 ................................... 2,665,000 2,827,078
GO , 2017 , BAM Insured , 5% , 7/01/34 ................................... 2,800,000 2,961,548
Pima County Unified School District No. 6 Marana , GO , 2017 C , BAM Insured ,
5% , 7/01/36 ...................................................... 2,385,000 2,523,430
Salt River Project Agricultural Improvement & Power District ,
Revenue , 2016 A , Refunding , 5% , 1/01/38 ............................... 9,745,000 10,172,420
Revenue , 2017 A , Refunding , 5% , 1/01/37 ............................... 10,000,000 10,698,164
Revenue , 2017 A , Refunding , 5% , 1/01/38 ............................... 5,435,000 5,769,402
Revenue , 2017 A , Refunding , 5% , 1/01/39 ............................... 2,105,000 2,228,301
Revenue , 2019 A , 5% , 1/01/47 ........................................ 2,000,000 2,128,183
Revenue , 2023 A , 5% , 1/01/50 ........................................ 8,000,000 8,679,657
Salt Verde Financial Corp. ,
Revenue , 2007-1 , 5% , 12/01/32 ....................................... 10,000,000 10,605,029
Revenue , 2007-1 , 5% , 12/01/37 ....................................... 5,000,000 5,308,792
State of Arizona ,
Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/27 ................. 3,945,000 4,311,317
Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/28 ................. 2,000,000 2,237,928
Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/29 ................. 2,000,000 2,284,052
Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/36 ................. 5,000,000 6,076,077
Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/37 ................. 7,000,000 8,432,218
Student & Academic Services LLC ,
Revenue , 2014 , BAM Insured , 5% , 6/01/39 .............................. 1,400,000 1,404,626
Revenue , 2014 , BAM Insured , 5% , 6/01/44 .............................. 3,155,000 3,163,138

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Town of Gilbert , Pledged , Revenue, Sub. Lien , 2015 , 5% , 7/01/45 ...............
$ 10,000,000 $ 10,207,168
Town of Queen Creek ,
Excise Tax , Revenue , 2018 A , 5% , 8/01/42 ............................... 2,500,000 2,643,435
Excise Tax , Revenue , 2018 A , 5% , 8/01/47 ............................... 5,000,000 5,238,510
University of Arizona (The) ,
Revenue , 2014 , 5% , 8/01/39 ......................................... 10,000,000 10,050,631
Revenue , 2016 , Refunding , 5% , 6/01/39 ................................. 2,750,000 2,839,922
Revenue , 2016 B , Refunding , 5% , 6/01/42 ............................... 2,000,000 2,053,870
Revenue , 2018 A , 5% , 6/01/43 ........................................ 4,500,000 4,726,058
650,983,724
Florida 0.1%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 800,000 522,004
Georgia 0.4%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 3,290,000 2,600,912
Oregon 0.2%
a
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 1,400,000 1,360,859
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,900,000 1,499,594
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,900,000 1,495,203
a
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , Zero Cpn., 6/01/52 3,275,000 2,069,523
5,064,320
Texas 0.8%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 1,958,697
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,600,000 1,820,623
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,405,757
6,185,077
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,900,000 1,499,307
Wisconsin 1.7%
a
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,900,000 1,467,334
AL-FL Portfolio Obligated Group , Revenue , 144A, 2021 A , 3.4% , 12/01/36 ....... 3,300,000 2,604,806
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 1,500,000 1,452,025
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 , 5.25% , 12/01/23 .... 5,000,000 5,000,000
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,441,503
11,965,668
U.S. Territories 3.8%
Guam 1.6%
Guam Power Authority ,
Revenue , 2014 A , AGMC Insured , 5% , 10/01/39 ........................... 6,490,000 6,536,736
Revenue , 2014 A , AGMC Insured , 5% , 10/01/44 ........................... 5,325,000 5,347,457
11,884,193

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 199 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 2.2%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.25% , 7/01/32 ................
$ 1,970,000 $ 1,962,705
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 2,290,000 2,247,295
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 750,000 752,982
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 3,700,000 3,666,139
Puerto Rico Highway & Transportation Authority ,
Revenue , 2022 A , 5% , 7/01/62 ........................................ 474,935 470,185
Revenue , 2022 B , Zero Cpn., 7/01/32 ................................... 308,644 200,210
Revenue , 2022 C , Zero Cpn., 7/01/53 .................................. 527,963 341,854
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 1,550,000 1,466,877
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 4,906,000 4,769,024
15,877,271
Total U.S. Territories .................................................................... 27,761,464
Total Municipal Bonds (Cost $ 742,470,108 ) .....................................
707,943,335
a a a a
Short Term Investments 0.3%
Municipal Bonds 0.3%
Arizona 0.3%
c
Arizona Health Facilities Authority , Banner Health Obligated Group , Revenue , 2015 C ,
LOC Bank of America NA , Daily VRDN and Put , 3.2% , 1/01/46 ................ 2,400,000 2,400,000
Total Municipal Bonds (Cost $ 2,400,000 ) .......................................
2,400,000
Total Short Term Investments (Cost $ 2,400,000 ) .................................
2,400,000
a
Total Investments (Cost $ 744,870,108 ) 98 .4% ...................................
$710,343,335
Other Assets, less Liabilities 1 .6% .............................................
11,411,196
Net Assets 100.0% ...........................................................
$721,754,531
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the aggregate value of these securities was $28,696,678, representing 4.0% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2023
Franklin Colorado Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,400,000 $ 1,374,072
Total Corporate Bonds (Cost $ 1,400,000 ) .......................................
1,374,072
Municipal Bonds 97.7%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
2,000,000 1,637,026
Colorado 90.6%
b
Access 25 Metropolitan District No. 2 , GO , 144A, 2023 , 6.75% , 12/01/53 .......... 3,000,000 3,098,921
Adams State University ,
Revenue , 2012 , 5% , 5/15/37 ......................................... 630,000 630,149
Revenue , 2019 A , Refunding , 4% , 5/15/42 ............................... 1,515,000 1,457,686
Anthem West Metropolitan District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/35
3,000,000 3,084,931
Arapahoe County School District No. 1 Englewood , GO , 2017 , 5% , 12/01/42 .......
7,000,000 7,278,389
Arapahoe County School District No. 6 Littleton , GO , 2019 A , 5.5% , 12/01/43 ......
5,000,000 5,412,643
Arapahoe County Water & Wastewater Authority , Revenue , 2019 , Refunding , 4% ,
12/01/37 ........................................................ 1,000,000 1,010,412
Board of Governors of Colorado State University System ,
Revenue , 2013 A , Refunding , 5% , 3/01/43 ............................... 5,000,000 5,672,616
Revenue , 2015 A , Pre-Refunded , 5% , 3/01/40 ............................ 3,990,000 4,085,574
Revenue , 2017 E , Refunding , 4% , 3/01/43 ............................... 4,500,000 4,480,186
Revenue , 2019 A , Refunding , 5% , 3/01/49 ............................... 4,000,000 4,217,556
Revenue , A , Refunding , 4% , 3/01/40 ................................... 5,000,000 5,020,730
Board of Water Commissioners City & County of Denver (The) , Revenue , 2017 A , 5% ,
9/15/47 ......................................................... 10,000,000 10,396,433
Bromley Park Metropolitan District No. 2 , GO , 2023 , Refunding , BAM Insured , 5.375% ,
12/01/53 ........................................................ 2,500,000 2,681,078
b
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-1 , Refunding , 5% ,
12/01/49 ........................................................ 4,331,000 3,927,955
Castle Oaks Metropolitan District No. 3 , GO , 2020 , Refunding , AGMC Insured , 4% ,
12/01/45 ........................................................ 1,140,000 1,084,866
Centennial Water & Sanitation District ,
Revenue , 2019 , 5% , 12/01/43 ........................................ 3,000,000 3,168,540
Revenue , 2019 , 5.25% , 12/01/48 ...................................... 6,760,000 7,173,672
Cherokee Metropolitan District ,
Revenue , 2020 , BAM Insured , 4% , 8/01/45 .............................. 2,250,000 2,145,902
Revenue , 2020 , BAM Insured , 4% , 8/01/50 .............................. 1,400,000 1,294,122
City & County of Denver ,
Airport System , Revenue , 2013 B , Refunding , 5% , 11/15/43 .................. 5,000,000 5,011,535
Airport System , Revenue , 2018 A , Refunding , 5.25% , 12/01/48 ............... 5,000,000 5,148,131
Airport System , Revenue , 2018 B , Refunding , 5% , 12/01/48 .................. 4,440,000 4,584,470
Airport System , Revenue , 2019 C , Refunding , 5% , 11/15/35 .................. 3,000,000 3,308,828
Airport System , Revenue , 2022 A , 5% , 11/15/37 ........................... 4,250,000 4,587,501
Airport System , Revenue , 2022 D , Refunding , 5% , 11/15/53 .................. 5,000,000 5,190,452
Airport System , Revenue , 2023 B , Refunding , 5.5% , 11/15/42 ................ 1,000,000 1,106,349
Airport System , Revenue , 2023 B , Refunding , 5.5% , 11/15/43 ................ 1,000,000 1,103,502
Pledged Excise Tax , Revenue , 2016 A , Refunding , 4% , 8/01/46 ............... 3,500,000 3,356,494
Pledged Excise Tax , Revenue , 2018 A-1 , 5% , 8/01/48 ...................... 5,000,000 5,134,505
Pledged Excise Tax , Revenue , 2021 A , 4% , 8/01/34 ........................ 1,000,000 1,046,284
City of Colorado Springs ,
Utilities System , Revenue , 2015 A , Refunding , 5% , 11/15/45 ................. 2,665,000 2,713,821
Utilities System , Revenue , 2018 A-4 , 5% , 11/15/48 ......................... 5,000,000 5,241,108

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
City of Fort Collins , Electric Utility Enterprise , Revenue , 2018 A , 5% , 12/01/42 ......
$ 13,500,000 $ 14,196,183
City of Grand Junction ,
COP , 2021 , 4% , 12/01/45 ............................................ 2,005,000 1,943,978
Sales & Use Tax , Revenue , 2020 B , 4% , 3/01/49 .......................... 3,775,000 3,609,618
Colorado Educational & Cultural Facilities Authority ,
Alexander Dawson School LLC (The) , Revenue , 2010 , 5% , 2/15/40 ............ 5,280,000 5,284,076
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/36 .................... 425,000 399,211
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/41 .................... 150,000 130,305
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/51 .................... 370,000 292,705
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/61 .................... 550,000 414,235
Denver School of Science & Technology, Inc. , Revenue , 2021 , 3% , 8/01/41 ...... 1,460,000 1,125,740
Denver School of Science & Technology, Inc. , Revenue , 2021 , 3% , 8/01/51 ...... 3,635,000 2,432,030
Eagle Ridge Academy , Revenue , 2022 A , Refunding , 5% , 11/01/37 ............ 1,000,000 1,054,951
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/26 ....... 195,000 191,265
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/32 ....... 280,000 263,299
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/52 ....... 1,355,000 982,571
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/62 ....... 1,600,000 1,096,614
James Irwin Educational Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/52 750,000 731,433
James Irwin Educational Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/57 1,765,000 1,714,924
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/46 .................... 335,000 268,072
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/56 .................... 1,000,000 751,415
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/61 .................... 2,210,000 1,621,825
Pinnacle Charter School, Inc. , Revenue , 2021 A , Refunding , 4% , 12/01/50 ....... 5,820,000 5,065,584
Union Colony Schools , Revenue , 2018 , Refunding , 5% , 4/01/48 ............... 715,000 721,333
University of Denver , Revenue , 2017 A , 5% , 3/01/47 ....................... 3,950,000 4,029,693
West Ridge Academy Charter School , Revenue , 2019 A , Refunding , 5% , 6/01/49 .. 400,000 400,451
Westgate Community School , Revenue , 2021 A , Refunding , 4% , 7/01/41 ........ 2,370,000 2,218,563
Windsor Charter Academy Obligated Group , Revenue , 2020 , Refunding , 4% , 9/01/50 2,400,000 2,096,675
Colorado Health Facilities Authority ,
AdventHealth Obligated Group , Revenue , 2016 A , Refunding , 4% , 11/15/41 ...... 3,000,000 2,899,690
AdventHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/15/39 ...... 5,005,000 5,348,573
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/35 ....................................................... 1,575,000 1,574,097
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/37 ....................................................... 850,000 838,574
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/38 ....................................................... 705,000 685,160
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/39 ....................................................... 835,000 799,528
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/40 ....................................................... 725,000 684,538
BSLC Obligated Group , Revenue , 2018 A-1 , Refunding , 5% , 9/15/48 ........... 3,000,000 2,587,626
BSLC Obligated Group , Revenue , 2018 A-1 , Refunding , 4.75% , 9/15/53 ......... 1,500,000 1,154,511
Children's Hospital Colorado Obligated Group , Revenue , 2016 A , 5% , 12/01/41 ... 5,195,000 5,249,312
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/38 3,000,000 3,124,574
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/39 2,000,000 2,074,046
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 7,000,000 7,147,349
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 4% , 8/01/49 9,990,000 8,783,289
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5.25% , 11/01/52 ...... 3,000,000 3,095,782
Covenant Living Communities and Services Obligated Group , Revenue , 2015 A ,
Refunding , 5% , 12/01/35 ........................................... 7,150,000 7,230,287
Covenant Living Communities and Services Obligated Group , Revenue , 2018 A , 5% ,
12/01/48 ....................................................... 5,000,000 4,767,431
Covenant Living Communities and Services Obligated Group , Revenue , 2020 A ,
Refunding , 4% , 12/01/50 ........................................... 5,700,000 4,595,084
Craig Hospital Obligated Group , Revenue , 2022 A , 5% , 12/01/52 .............. 3,535,000 3,652,421

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
Evangelical Lutheran Good Samaritan Obligated Group , Revenue , 2015 A , Pre-
Refunded , 5% , 6/01/40 ............................................ $ 4,000,000 $ 4,105,272
Evangelical Lutheran Good Samaritan Obligated Group , Revenue , 2015 A , Pre-
Refunded , 5% , 6/01/45 ............................................ 2,750,000 2,822,374
Intermountain Healthcare Obligated Group , Revenue , 2019 A , Refunding , 4% ,
1/01/38 ........................................................ 3,660,000 3,679,574
Parkview Medical Center, Inc. Obligated Group , Revenue , 2016 , 5% , 9/01/46 ..... 5,000,000 5,023,189
Parkview Medical Center, Inc. Obligated Group , Revenue , 2020 A , 4% , 9/01/50 ... 6,275,000 5,339,891
Sanford Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/01/44 .......... 3,495,000 3,589,651
Sanford Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/01/49 .......... 8,050,000 8,255,795
Valley View Hospital Association , Revenue , 2015 , 5% , 5/15/40 ................ 2,000,000 2,013,035
Valley View Hospital Association , Revenue , 2015 , 5% , 5/15/45 ................ 1,000,000 1,005,191
Colorado High Performance Transportation Enterprise , C-470 Express Lanes System ,
Revenue , 2017 , 5% , 12/31/47 ........................................ 2,555,000 2,556,486
Colorado Housing and Finance Authority ,
Revenue , 2019 B-1 , I , 3.15% , 10/01/44 ................................. 1,000,000 799,034
Revenue , 2019 B-1 , I , 3.25% , 10/01/49 ................................. 1,000,000 771,956
Colorado Mesa University ,
Revenue , 2019 B , 5% , 5/15/44 ........................................ 1,000,000 1,052,070
Revenue , 2019 B , 5% , 5/15/49 ........................................ 1,565,000 1,631,518
Colorado School of Mines ,
Revenue , 2017 A , 5% , 12/01/42 ....................................... 2,450,000 2,532,071
Revenue , 2023 C , 5.25% , 12/01/53 .................................... 3,000,000 3,212,315
Crystal Valley Metropolitan District No. 2 , GO , 2020 A , Refunding , AGMC Insured , 3% ,
12/01/49 ........................................................ 3,000,000 2,192,044
Denver City & County School District No. 1 , GO , 2017 , 5% , 12/01/41 .............
5,000,000 5,171,573
Denver Convention Center Hotel Authority , Revenue, Senior Lien , 2016 , Refunding ,
5% , 12/01/40 ..................................................... 9,775,000 9,811,335
Denver Health & Hospital Authority ,
COP , 2018 , 5% , 12/01/48 ............................................ 5,255,000 5,010,570
Revenue , 2014 A , 5.25% , 12/01/45 .................................... 9,250,000 9,252,841
Revenue , 2019 A , Refunding , 5% , 12/01/30 .............................. 1,000,000 1,044,839
Revenue , 2019 A , Refunding , 5% , 12/01/32 .............................. 1,330,000 1,389,024
Revenue , 2019 A , Refunding , 5% , 12/01/33 .............................. 3,300,000 3,436,171
Denver International Business Center Metropolitan District No. 1 , GO , 2019 A , 4% ,
12/01/48 ........................................................ 350,000 294,242
Eagle River Water & Sanitation District , GO , 2016 , 5% , 12/01/45 ................
1,360,000 1,409,006
East Cherry Creek Valley Water and Sanitation District , Revenue , 2019 A , 4% , 11/15/39
1,200,000 1,207,372
Erie Farm Metropolitan District ,
GO , 2021 , Refunding , AGMC Insured , 5% , 12/01/41 ........................ 575,000 618,837
GO , 2021 , Refunding , AGMC Insured , 5% , 12/01/46 ........................ 700,000 742,336
GO , 2021 , Refunding , AGMC Insured , 4% , 12/01/51 ........................ 1,200,000 1,076,693
b
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 3,500,000 3,509,331
Flying Horse Metropolitan District No. 2 ,
GO , 2020 A , Refunding , AGMC Insured , 4% , 12/01/44 ...................... 520,000 491,675
GO , 2020 A , Refunding , AGMC Insured , 4% , 12/01/50 ...................... 875,000 782,619
Gunnison Watershed School District No. Re 1J , GO , 2023 , 5% , 12/01/47 ..........
3,250,000 3,510,633
Larimer County School District No. R-1 Poudre ,
GO , 2018 , 5% , 12/15/39 ............................................. 2,660,000 2,831,400
GO , 2018 , 5% , 12/15/40 ............................................. 2,340,000 2,485,271

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Meridian Metropolitan District , GO , 2023 , AGMC Insured , 4.375% , 12/01/53 .......
$ 2,000,000 $ 2,009,122
North Pine Vistas Metropolitan District No. 2 , GO , 2022 , Refunding , AGMC Insured ,
5% , 12/01/52 ..................................................... 1,125,000 1,178,443
Park 70 Metropolitan District ,
GO , 2016 , Refunding , 5% , 12/01/36 .................................... 1,000,000 1,016,148
GO , 2016 , Refunding , 5% , 12/01/46 .................................... 1,500,000 1,500,632
Park Creek Metropolitan District ,
Westerly Creek District Service Area , Revenue , 2017 A , 5% , 12/01/41 .......... 3,000,000 3,029,645
Westerly Creek District Service Area , Revenue, Senior Lien , 2015 A , Refunding , 5% ,
12/01/45 ....................................................... 9,500,000 9,548,947
Westerly Creek District Service Area , Revenue, Senior Lien , 2018 A , 5% , 12/01/46 . 2,875,000 2,963,938
Parker Water & Sanitation District , Revenue , 2018 , 5% , 11/01/42 ................
6,475,000 6,786,024
Patriot Park Metropolitan District No. 2 , GO , 2021 , 4.3% , 12/01/50 ...............
539,000 410,783
Prairiestar Metropolitan District No. 2 ,
GO , 2021 A , Refunding , BAM Insured , 5% , 12/01/36 ....................... 500,000 551,609
GO , 2021 A , Refunding , BAM Insured , 5% , 12/01/41 ....................... 500,000 538,119
GO , 2021 A , Refunding , BAM Insured , 5% , 12/01/46 ....................... 500,000 530,240
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
9,900,000 11,924,004
Regional Transportation District ,
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 1/15/33 ........ 550,000 554,466
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/35 ........ 1,000,000 1,004,118
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/36 ........ 750,000 746,278
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/38 ........ 700,000 676,336
Sales Tax , Revenue , 2016 A , 5% , 11/01/41 ............................... 10,000,000 10,335,741
Sales Tax , Revenue , 2016 A , 5% , 11/01/46 ............................... 11,000,000 11,302,120
Sand Creek Metropolitan District , GO , 2020 B , Refunding , AGMC Insured , 4% ,
12/01/40 ........................................................ 2,665,000 2,615,064
Silver Peaks Metropolitan District No. 3 , GO, Senior Lien , 2020 A , 5% , 12/01/50 ....
1,000,000 860,503
South Timnath Metropolitan District No. 2 , GO , 2016 , Refunding , 5% , 12/01/42 .....
5,690,000 5,708,481
State of Colorado ,
COP , 2013 I , Pre-Refunded , 5% , 3/15/36 ................................ 3,000,000 3,015,362
COP , 2017 J , 5.25% , 3/15/42 ......................................... 5,000,000 5,200,821
COP , 2020 , Refunding , 4% , 6/15/40 .................................... 1,315,000 1,323,055
COP , 2020 A , 4% , 12/15/38 .......................................... 3,555,000 3,596,834
COP , 2020 R , 4% , 3/15/45 ........................................... 5,000,000 4,841,573
Sterling Hills West Metropolitan District , GO , 2017 , Refunding , 5% , 12/01/39 .......
1,125,000 1,165,021
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
3.75% , 12/01/40 ................................................. 500,000 424,401
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
4.25% , 12/01/50 ................................................. 1,250,000 1,043,869
Thompson Crossing Metropolitan District No. 2 , GO , 2016 B , Refunding , AGMC
Insured , 5% , 12/01/46 .............................................. 4,500,000 4,658,282
Town of Monument , COP , 2020 , AGMC Insured , 4% , 12/01/45 ..................
2,000,000 1,930,777
University of Colorado , Revenue , 2019 B , 5% , 6/01/44 .......................
1,930,000 2,040,820
Vauxmont Metropolitan District ,
GO , 2019 , Refunding , AGMC Insured , 5% , 12/15/27 ........................ 380,000 398,182
GO , 2019 , Refunding , AGMC Insured , 5% , 12/15/32 ........................ 480,000 502,766
Whispering Pines Metropolitan District No. 1 , GO , 2023 , Refunding , AGMC Insured ,
5% , 12/01/52 ..................................................... 900,000 929,227
Winter Farm Metropolitan District No. 2 ,
GO , 2019 , Refunding , AGMC Insured , 5% , 12/01/39 ........................ 630,000 662,023

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Winter Farm Metropolitan District No. 2, (continued)
GO , 2019 , Refunding , AGMC Insured , 5% , 12/01/44 ........................ $ 500,000 $ 519,493
456,884,463
Florida 1.3%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,104,000 3,363,264
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 800,000 522,003
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 3,215,000 2,692,563
6,577,830
Georgia 0.4%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 2,400,000 1,897,321
Illinois 0.8%
State of Illinois ,
GO , 2003 , 5.1% , 6/01/33 ............................................ 3,000,000 2,888,351
GO , 2021 A , 5% , 3/01/33 ............................................ 500,000 548,199
GO , 2021 A , 5% , 3/01/37 ............................................ 250,000 269,459
GO , 2021 A , 4% , 3/01/39 ............................................ 500,000 487,081
4,193,090
New York 0.2%
Metropolitan Transportation Authority , Revenue , 2020 D , 4% , 11/15/47 ...........
900,000 831,658
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,400,000 1,104,964
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,400,000 1,101,728
b
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 2,100,000 1,403,124
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 562,257
4,172,073
Texas 0.6%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,800,000 1,260,432
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,400,000 1,749,641
3,010,073
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,400,000 1,104,753
Wisconsin 1.3%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,400,000 1,081,193
AL-FL Portfolio Obligated Group , Revenue , 144A, 2021 A , 3.4% , 12/01/36 ....... 2,400,000 1,894,405
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 , 5.25% , 12/01/23 .... 3,700,000 3,700,000
6,675,598
U.S. Territories 1.2%
Guam 0.3%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,500,000 1,509,296

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 199 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 0.9%
HTA TRRB Custodial Trust , Revenue , 2005 L , 5.25% , 7/01/41 ..................
$ 1,485,000 $ 1,457,306
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,200,000 1,189,018
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 993,552
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
750,000 729,060
4,368,936
Total U.S. Territories .................................................................... 5,878,232
Total Municipal Bonds (Cost $ 521,277,919 ) .....................................
492,862,117
Total Long Term Investments (Cost $ 522,677,919 ) ...............................
494,236,189
a
a a a a
Short Term Investments 0.6%
Municipal Bonds 0.6%
Colorado 0.6%
c
Colorado Educational & Cultural Facilities Authority , Daughters of Israel, Inc. , Revenue ,
B-4 , LOC TD Bank NA , Daily VRDN and Put , 3.25% , 12/01/35 ................ 2,900,000 2,900,000
Total Municipal Bonds (Cost $ 2,900,000 ) .......................................
2,900,000
Total Short Term Investments (Cost $ 2,900,000 ) .................................
2,900,000
a
Total Investments (Cost $ 525,577,919 ) 98 .6% ...................................
$497,136,189
Other Assets, less Liabilities 1 .4% .............................................
7,180,183
Net Assets 100.0% ...........................................................
$504,316,372
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the aggregate value of these securities was $29,508,863, representing 5.9% of net assets.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2023
Franklin Connecticut Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.6%
Connecticut 91.5%
City of Ansonia , GO , 2021 A , AGMC Insured , 3% , 2/15/37 .....................
$ 500,000 $ 439,443
City of Bridgeport ,
GO , 2021 A , 4% , 8/01/40 ............................................ 765,000 750,773
GO , 2021 A , 4% , 8/01/46 ............................................ 375,000 349,566
GO , 2021 A , 4% , 8/01/51 ............................................ 575,000 526,756
City of New Britain , GO , 2017 C , AGMC Insured , 5% , 3/01/36 ..................
1,000,000 1,049,427
City of New Haven , GO , 2021 A , Refunding , 4% , 8/01/41 ......................
2,000,000 1,855,329
City of Stamford , Water Pollution Control System & Facility , Revenue , 2013 A , 5.25% ,
8/15/43 ......................................................... 1,000,000 1,000,864
City of West Haven , GO , 2021 , 4% , 9/15/41 ...............................
565,000 523,442
Connecticut Housing Finance Authority ,
Revenue , 2019 E-E1 , 3.05% , 11/15/44 .................................. 5,000,000 3,956,803
Revenue , 2019 E-E1 , 3.1% , 11/15/49 ................................... 2,000,000 1,534,910
Revenue , 2020 C-1 , Refunding , 2.05% , 5/15/37 ........................... 1,000,000 789,276
Revenue , 2020 C-2 , Refunding , 2.2% , 11/15/34 ........................... 960,000 783,439
Connecticut State Health & Educational Facilities Authority ,
Avon Old Farms School Obligated Group , Revenue , D-1 , Refunding , 4% , 7/01/46 .. 1,000,000 906,963
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/36 480,000 490,178
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/37 600,000 606,451
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/38 315,000 315,989
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/39 380,000 379,896
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/42 860,000 848,141
Connecticut Children's Medical Center Obligated Group , Revenue , E , 5.25% , 7/15/48 1,560,000 1,653,887
Connecticut College , Revenue , L-1 , Refunding , 4% , 7/01/46 .................. 5,000,000 4,772,334
Covenant Living Communities and Services Obligated Group , Revenue , 2018 B , 5% ,
12/01/40 ....................................................... 4,000,000 4,048,423
Fairfield University , Revenue , Q-1 , 5% , 7/01/46 ........................... 9,000,000 9,132,532
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/46 .......... 6,000,000 5,551,866
Jerome Home , Revenue , 2021 E , Refunding , 4% , 7/01/41 ................... 735,000 586,908
Jerome Home , Revenue , 2021 E , Refunding , 4% , 7/01/51 ................... 1,250,000 895,197
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/38 ..... 1,000,000 912,473
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/41 ..... 6,310,000 5,549,951
Quinnipiac University , Revenue , L , Refunding , 5% , 7/01/45 .................. 8,250,000 8,309,520
Sacred Heart University, Inc. , Revenue , I-1 , Refunding , 5% , 7/01/42 ............ 4,375,000 4,432,163
Sacred Heart University, Inc. , Revenue , K , 5% , 7/01/35 ..................... 550,000 596,499
Sacred Heart University, Inc. , Revenue , K , 4% , 7/01/45 ..................... 1,200,000 1,171,477
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 4% , 7/01/37 ... 2,550,000 2,473,630
Taft School Corp. (The) , Revenue , L , Refunding , 3% , 7/01/46 ................. 2,210,000 1,663,607
Trinity Health Corp. Obligated Group , Revenue , 2016 CT , 5% , 12/01/45 ......... 5,000,000 5,069,618
Trustees of Trinity College (The) , Revenue , R , Refunding , 4% , 6/01/45 .......... 2,500,000 2,428,025
Trustees of Trinity College (The) , Revenue , S , Refunding , 4% , 6/01/51 .......... 4,000,000 3,786,134
University of Hartford (The) , Revenue , 2022 P , 5.375% , 7/01/52 ............... 2,000,000 1,775,392
Yale-New Haven Health Obligated Group , Revenue , N , 5% , 7/01/48 ............ 5,000,000 5,001,552
Connecticut State Higher Education Supplement Loan Authority ,
Revenue , 2020 B , 3.25% , 11/15/36 .................................... 1,640,000 1,444,702
Revenue , 2020 D , Pre-Refunded , 3% , 11/15/35 ........................... 1,145,000 1,150,460
Revenue , 2021 B , 2.25% , 11/15/37 .................................... 2,500,000 1,955,753
Hartford County Metropolitan District , Clean Water Project , Revenue , 2014 A , Pre-
Refunded , 5% , 11/01/42 ............................................. 2,500,000 2,542,954
South Central Connecticut Regional Water Authority , Revenue, Second Series , 32nd B ,
Refunding , 5% , 8/01/38 ............................................. 1,720,000 1,782,473
State of Connecticut ,
GO , 2020 A , 4% , 1/15/38 ............................................ 7,250,000 7,299,095
GO , 2020 C , 4% , 6/01/39 ............................................ 600,000 604,568
Special Tax , 2016 A , 5% , 9/01/33 ...................................... 1,000,000 1,046,064

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
State of Connecticut, (continued)
Special Tax , 2018 A , 5% , 1/01/36 ...................................... $ 1,000,000 $ 1,067,925
Special Tax , 2020 A , 5% , 5/01/35 ...................................... 4,500,000 5,039,220
Special Tax , 2020 A , 4% , 5/01/39 ...................................... 1,000,000 1,007,501
Special Tax , 2020 A , 5% , 5/01/40 ...................................... 2,000,000 2,160,710
Special Tax , 2021 A , 4% , 5/01/40 ...................................... 1,100,000 1,106,648
Special Tax , 2021 A , 5% , 5/01/41 ...................................... 1,500,000 1,631,276
Bradley International Airport CFC , Revenue , 2019 A , 5% , 7/01/49 .............. 1,400,000 1,402,404
Clean Water Fund - State Revolving Fund , Revenue , 2015 A , 5% , 3/01/34 ....... 3,000,000 3,068,444
Clean Water Fund - State Revolving Fund , Revenue , 2017 A , 5% , 5/01/37 ....... 1,000,000 1,049,122
Town of Hamden , GO , 2021 , Refunding , BAM Insured , 4% , 8/15/41 ..............
500,000 471,404
Town of Stafford ,
GO , 2021 , Refunding , 3% , 2/01/36 ..................................... 250,000 224,668
GO , 2021 , Refunding , 3% , 2/01/38 ..................................... 310,000 264,933
GO , 2021 , Refunding , 3% , 2/01/41 ..................................... 300,000 248,850
Town of Stratford ,
GO , 2017 , AGMC Insured , 5% , 7/01/33 ................................. 1,000,000 1,030,804
GO , 2020 A , Refunding , BAM Insured , 4% , 7/01/36 ........................ 300,000 306,009
GO , 2020 A , Refunding , BAM Insured , 4% , 7/01/38 ........................ 300,000 301,806
GO , 2020 A , Refunding , BAM Insured , 4% , 7/01/40 ........................ 300,000 299,463
University of Connecticut ,
Revenue , 2013 A , Refunding , 5% , 8/15/28 ............................... 3,000,000 3,010,257
Revenue , 2017 A , 5% , 1/15/37 ........................................ 1,000,000 1,041,878
129,478,225
Florida 0.2%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 500,000 326,252
Georgia 0.4%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 625,000 494,094
Illinois 0.7%
State of Illinois , GO , 2020 C , 4% , 10/01/42 ................................
1,000,000 943,349
New Jersey 0.4%
New Jersey Economic Development Authority ,
Revenue , 2021 QQQ , 4% , 6/15/35 ..................................... 300,000 308,059
Revenue , 2021 QQQ , 4% , 6/15/36 ..................................... 100,000 102,216
New Jersey Transportation Trust Fund Authority , Revenue , 2020 AA , 3% , 6/15/50 ...
230,000 172,885
583,160
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 500,000 394,630
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 500,000 393,474
a
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 750,000 501,116
1,289,220

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 199 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 0.9%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... $ 500,000 $ 350,120
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 3% , 9/01/47 ................................. 780,000 524,580
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 615,000 448,346
1,323,046
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 394,554
Wisconsin 0.9%
a
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 400,000 308,912
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 , 5.25% , 12/01/23 .... 1,000,000 1,000,000
1,308,912
U.S. Territories 1.4%
Puerto Rico 1.4%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.25% , 7/01/34 ................
2,010,000 2,016,264
Total Municipal Bonds (Cost $ 149,272,868 ) .....................................
138,157,076
a a a a
Short Term Investments 1.1%
Municipal Bonds 1.1%
Connecticut 1.1%
b
Connecticut State Health & Educational Facilities Authority , Yale University , Revenue ,
2001 V-2 , Daily VRDN and Put , 2.6% , 7/01/36 ............................ 1,600,000 1,600,000
Total Municipal Bonds (Cost $ 1,600,000 ) .......................................
1,600,000
Total Short Term Investments (Cost $ 1,600,000 ) .................................
1,600,000
a
Total Investments (Cost $ 150,872,868 ) 98 .7% ...................................
$139,757,076
Other Assets, less Liabilities 1 .3% .............................................
1,805,692
Net Assets 100.0% ...........................................................
$141,562,768
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the aggregate value of these securities was $4,218,024, representing 3.0% of net assets.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2023
Franklin Federal Intermediate-Term Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Management Investment Companies 2.2%
Capital Markets 2.2%
a
Franklin Municipal Green Bond ETF ..................................... 2,115,000 $ 49,849,704
Total Management Investment Companies (Cost $ 57,603,313 ) ....................
49,849,704
Principal
Amount
a a a a
Municipal Bonds 96.6%
Alabama 4.4%
b
Black Belt Energy Gas District ,
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... $ 7,000,000 6,719,905
Revenue , 2022 E , Mandatory Put , 5% , 6/01/28 ............................ 7,000,000 7,230,438
Revenue , 2022 F , Mandatory Put , 5.5% , 12/01/28 ......................... 6,970,000 7,293,901
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 14,000,000 14,857,998
Chatom Industrial Development Board ,
PowerSouth Energy Cooperative , Revenue , 2020 , Refunding , AGMC Insured , 5% ,
8/01/28 ........................................................ 500,000 534,943
PowerSouth Energy Cooperative , Revenue , 2020 , Refunding , AGMC Insured , 5% ,
8/01/29 ........................................................ 485,000 523,608
PowerSouth Energy Cooperative , Revenue , 2020 , Refunding , AGMC Insured , 5% ,
8/01/30 ........................................................ 425,000 464,869
b
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 8,570,000 9,156,479
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 6,000,000 6,566,242
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/39 .............. 2,250,000 2,161,838
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/27 ....... 4,920,000 5,056,337
Infirmary Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/28 ....... 5,000,000 5,139,618
Madison City Board of Education ,
Special Tax , 2019 , 4% , 2/01/33 ....................................... 2,855,000 2,957,500
Special Tax , 2019 , 4% , 2/01/34 ....................................... 2,970,000 3,070,045
Special Tax , 2019 , 4% , 2/01/35 ....................................... 3,095,000 3,177,995
Special Tax , 2019 , 4% , 2/01/37 ....................................... 3,350,000 3,405,531
b
Southeast Energy Authority A Cooperative District ,
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 4,585,000 4,858,838
Revenue , 2022 B-2 , Mandatory Put , 5.354% , 8/01/28 ....................... 15,000,000 15,082,140
98,258,225
Alaska 0.1%
Alaska Municipal Bond Bank Authority ,
Revenue , 2020 , Refunding , 4% , 12/01/35 ................................ 1,710,000 1,753,522
Revenue , 2020 , Refunding , 4% , 12/01/37 ................................ 1,305,000 1,310,212
3,063,734
Arizona 3.9%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/29 ....................................................... 1,100,000 1,176,896
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/30 ....................................................... 600,000 643,440
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/31 ....................................................... 630,000 674,297
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/32 ....................................................... 1,000,000 1,068,269
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/35 ....................................................... 1,115,000 1,180,621
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/36 ....................................................... 1,250,000 1,314,548

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/37 ....................................................... $ 1,050,000 $ 1,095,291
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/37 ....................................................... 1,105,000 1,085,066
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/38 ....................................................... 600,000 582,643
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4% ,
11/01/41 ....................................................... 6,000,000 5,668,219
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/27 ............. 55,000 57,402
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/28 ............. 60,000 63,288
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/29 ............. 60,000 63,785
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/30 ............. 65,000 69,572
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/31 ............. 70,000 75,360
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/27 ............. 160,000 165,123
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/28 ............. 170,000 175,644
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/29 ............. 160,000 165,316
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/30 ............. 185,000 190,937
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/31 ............. 195,000 200,801
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 5% , 2/01/35 ..... 500,000 550,856
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 5% , 2/01/36 ..... 750,000 822,003
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 5% , 2/01/37 ..... 600,000 650,291
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 5% , 2/01/38 ..... 1,000,000 1,070,821
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 3% , 2/01/39 ..... 1,200,000 1,022,764
City of Mesa , Utility System , Revenue , 2016 , Refunding , 5% , 7/01/29 ............
2,500,000 2,630,319
City of Phoenix Civic Improvement Corp. ,
Airport , Revenue, Junior Lien , 2017 D , Refunding , 5% , 7/01/30 ............... 10,000,000 10,725,262
Airport , Revenue, Junior Lien , 2019 B , 5% , 7/01/35 ........................ 7,500,000 8,002,844
Airport , Revenue, Junior Lien , 2019 B , 5% , 7/01/36 ........................ 6,225,000 6,586,006
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/35 .................................................. 3,340,000 3,574,787
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/36 .................................................. 6,380,000 6,783,711
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/39 .................................................. 6,365,000 6,632,249
Glendale Industrial Development Authority ,
Midwestern University Foundation , Revenue , 2020 , Refunding , 5% , 5/15/30 ...... 525,000 583,226
Midwestern University Foundation , Revenue , 2020 , Refunding , 5% , 5/15/31 ...... 425,000 471,252
Midwestern University Foundation , Revenue , 2020 , Refunding , 5% , 5/15/32 ...... 525,000 581,026
c
Industrial Development Authority of the County of Pima (The) , La Posada at Park
Centre, Inc. Obligated Group , Revenue , 144A, 2022 B-3 , 5.125% , 11/15/29 ...... 3,000,000 2,952,432
Maricopa County Industrial Development Authority ,
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/30 ....... 850,000 908,723
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/31 ....... 1,000,000 1,067,071
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/32 ....... 1,000,000 1,063,739
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/33 ....... 800,000 850,028
Pima County Regional Transportation Authority ,
Excise Tax , Revenue , 2014 , 5% , 6/01/24 ................................ 3,385,000 3,389,770
Excise Tax , Revenue , 2014 , 5% , 6/01/26 ................................ 7,180,000 7,188,945
Scottsdale Municipal Property Corp. , City of Scottsdale Excise Tax , Revenue , 2015 ,
Pre-Refunded , 5% , 7/01/28 .......................................... 2,325,000 2,397,157
86,221,800
Arkansas 0.5%
Arkansas Development Finance Authority ,
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/35 ........................................................ 4,630,000 4,852,591

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arkansas (continued)
Arkansas Development Finance Authority, (continued)
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/36 ........................................................ $ 3,625,000 $ 3,765,551
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/37 ........................................................ 1,250,000 1,290,494
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/38 ........................................................ 1,000,000 1,024,410
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/39 ........................................................ 1,000,000 1,021,947
11,954,993
California 5.8%
Bay Area Toll Authority ,
Revenue , 2017 S-7 , Refunding , 4% , 4/01/31 ............................. 7,000,000 7,231,209
Revenue , 2017 S-7 , Refunding , 4% , 4/01/33 ............................. 5,000,000 5,137,518
b
California Community Choice Financing Authority ,
Revenue , 2021 A , Mandatory Put , 4% , 12/01/27 ........................... 2,000,000 1,987,193
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 11,000,000 11,341,953
c
California Community Housing Agency ,
Aster Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 2/01/43 .......... 6,800,000 5,622,052
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 6,550,000 5,225,611
b
California Infrastructure & Economic Development Bank , California Academy of
Sciences , Revenue , 2018 B , Refunding , Mandatory Put , 3.65% , ( SIFMA Municipal
Swap Index + 0.35% ), 8/01/24 ........................................ 2,000,000 1,985,119
California Statewide Communities Development Authority ,
Emanate Health Obligated Group , Revenue , 2020 A , 5% , 4/01/35 ............. 1,300,000 1,406,837
Emanate Health Obligated Group , Revenue , 2020 A , 4% , 4/01/37 ............. 700,000 693,082
Emanate Health Obligated Group , Revenue , 2020 A , 4% , 4/01/38 ............. 1,350,000 1,311,075
Southern California Edison Co. , Revenue , 2010 A , Refunding , 1.75% , 9/01/29 .... 7,000,000 5,847,599
City of Riverside ,
Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/34 ......................... 10,605,000 10,906,953
Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/35 ......................... 11,000,000 11,300,757
c
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 6,035,000 4,569,740
c
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 5,400,000 4,203,517
c
CSCDA Community Improvement Authority , Waterscape Apartments , Revenue , 144A,
2021 B , 4% , 9/01/46 ............................................... 4,825,000 3,891,897
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 , Refunding , 3.85% ,
6/01/50 ......................................................... 4,515,000 4,175,749
Los Angeles Department of Water & Power ,
Power System , Revenue , 2017 B , Refunding , 5% , 7/01/31 ................... 8,220,000 8,755,182
Power System , Revenue , 2017 C , 5% , 7/01/32 ............................ 4,615,000 4,951,535
Power System , Revenue , 2017 C , 5% , 7/01/33 ............................ 3,960,000 4,239,559
Power System , Revenue , 2017 C , 5% , 7/01/34 ............................ 4,080,000 4,356,027
San Diego Public Facilities Financing Authority , City of San Diego Water Utility ,
Revenue , 2020 A , 4% , 8/01/37 ........................................ 1,250,000 1,294,659
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, Second Series , 2023 C , Refunding , 5% , 5/01/33 ................... 15,000,000 16,722,479
d
Southern California Public Power Authority , Revenue , FRN , 2007 B , 5.248% , ( 3-month
TSOF + 1.645% ), 11/01/38 ........................................... 3,000,000 2,647,469
129,804,771
Colorado 4.1%
City & County of Denver ,
Airport System , Revenue , 2022 D , Refunding , 5.75% , 11/15/41 ............... 5,325,000 5,993,960
Airport System , Revenue , B , Refunding , 5.25% , 11/15/26 .................... 5,000,000 5,013,989

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
City & County of Denver, (continued)
Airport System , Revenue , B , Refunding , 5.25% , 11/15/27 .................... $ 4,250,000 $ 4,261,891
Colorado Health Facilities Authority ,
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/29 ....................................................... 650,000 698,965
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/30 ....................................................... 700,000 759,477
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/32 ....................................................... 750,000 812,529
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/33 ....................................................... 1,000,000 1,082,294
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/34 ....................................................... 1,100,000 1,184,957
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/31 2,500,000 2,688,181
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 4% , 8/01/37 2,250,000 2,199,972
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 4% , 8/01/39 1,250,000 1,193,472
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/32 2,000,000 2,146,925
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/33 9,595,000 10,276,263
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/36 2,500,000 2,639,998
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/38 2,000,000 2,083,049
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/39 5,500,000 5,703,625
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5% , 11/01/40 ......... 3,000,000 3,127,387
c
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5% , 12/01/32 .. 1,000,000 1,006,981
Fort Carson Family Housing LLC , Revenue , 1999 , NATL Insured , 7.86% , 11/15/29 ..
13,110,000 14,124,714
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
4,200,000 5,058,668
Regional Transportation District ,
COP , 2013 A , Refunding , 5% , 6/01/26 .................................. 14,000,000 14,015,088
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/33 ........ 1,000,000 1,009,785
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/35 ........ 1,400,000 1,405,765
South Maryland Creek Ranch Metropolitan District , GO , 2023 , Refunding , AGMC
Insured , 5% , 12/01/43 .............................................. 1,000,000 1,058,447
Sterling Ranch Community Authority Board , Sterling Ranch Colorado Metropolitan
District No. 2 , Revenue , 2020 A , Refunding , 3.375% , 12/01/30 ................ 500,000 455,595
90,001,977
Connecticut 1.7%
City of Stamford ,
GO , 2019 , 3% , 6/01/35 ............................................. 3,025,000 2,874,365
GO , 2019 , 3% , 6/01/36 ............................................. 3,025,000 2,809,189
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/38 .......... 2,500,000 2,455,883
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/33 ..... 5,000,000 5,061,396
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/35 ..... 250,000 239,267
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/36 ..... 4,750,000 4,499,981
Sacred Heart University, Inc. , Revenue , K , 5% , 7/01/32 ..................... 700,000 768,002
Sacred Heart University, Inc. , Revenue , K , 5% , 7/01/33 ..................... 625,000 683,164
Sacred Heart University, Inc. , Revenue , K , 5% , 7/01/34 ..................... 725,000 790,774
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 5% , 7/01/26 ... 200,000 206,441
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 5% , 7/01/27 ... 250,000 261,515
State of Connecticut ,
GO , 2020 C , 4% , 6/01/34 ............................................ 1,500,000 1,571,084
GO , 2021 A , 3% , 1/15/33 ............................................ 3,500,000 3,350,477
Special Tax , 2020 A , 4% , 5/01/36 ...................................... 3,500,000 3,595,807
University of Connecticut ,
Revenue , 2016 A , 5% , 3/15/30 ........................................ 3,075,000 3,204,267

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
University of Connecticut, (continued)
Revenue , 2016 A , 5% , 3/15/31 ........................................ $ 5,025,000 $ 5,231,733
37,603,345
Florida 7.2%
Alachua County Health Facilities Authority ,
Shands Teaching Hospital & Clinics Obligated Group , Revenue , B-1 , Refunding , 5% ,
12/01/31 ....................................................... 5,000,000 5,318,298
Shands Teaching Hospital & Clinics Obligated Group , Revenue , B-1 , Refunding , 5% ,
12/01/32 ....................................................... 1,600,000 1,699,758
Shands Teaching Hospital & Clinics Obligated Group , Revenue , B-1 , Refunding , 5% ,
12/01/33 ....................................................... 3,445,000 3,656,413
Shands Teaching Hospital & Clinics Obligated Group , Revenue , B-1 , Refunding , 5% ,
12/01/35 ....................................................... 2,350,000 2,479,838
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 , Refunding , 5% , 10/01/30 ...... 1,000,000 1,036,772
Provident Group - Continuum Properties LLC , Revenue, Senior Lien , 2023 A-1 , 5% ,
11/01/48 ....................................................... 2,500,000 2,478,778
c
Capital Trust Agency, Inc. ,
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 5,345,000 4,353,166
Revenue , 144A, 2021 A-2 , 5.1% , 12/01/31 ............................... 1,725,000 1,431,949
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 T , 5.05% , 7/01/34 .......... 855,000 711,258
Centre Lake Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/30 ......................................................... 255,000 227,753
City of Clearwater , Water & Sewer , Revenue , 2017 , Refunding , 5% , 12/01/33 ......
5,520,000 5,837,515
City of Gainesville , Utilities System , Revenue , 2017 A , 5% , 10/01/30 .............
1,500,000 1,614,166
City of Jacksonville , Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding ,
4% , 11/01/39 ..................................................... 1,650,000 1,540,819
City of Pompano Beach ,
John Knox Village of Florida, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% ,
9/01/40 ........................................................ 2,500,000 2,052,265
John Knox Village of Florida, Inc. Obligated Group , Revenue , 2021 B-1 , 2% , 1/01/29 4,300,000 3,735,008
City of Port St. Lucie ,
Utility System , Revenue , 2016 , Refunding , 4% , 9/01/30 ..................... 1,500,000 1,509,961
Utility System , Revenue , 2016 , Refunding , 4% , 9/01/31 ..................... 1,635,000 1,643,966
City of South Miami Health Facilities Authority, Inc. , Baptist Health South Florida
Obligated Group , Revenue , 2017 , Refunding , 4% , 8/15/33 ................... 6,000,000 6,076,020
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 4% , 7/01/38 .................................................. 700,000 679,574
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 4% , 7/01/39 .................................................. 500,000 481,088
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 5% , 7/01/40 .................................................. 1,000,000 1,045,624
Escambia County Health Facilities Authority , Baptist Hospital, Inc. Obligated Group ,
Revenue , 2020 A , Refunding , 5% , 8/15/34 ............................... 1,000,000 1,047,336
Greater Orlando Aviation Authority ,
Revenue , 2019 A , 5% , 10/01/33 ....................................... 10,500,000 11,288,356
Revenue , 2019 A , 4% , 10/01/37 ....................................... 8,430,000 8,315,252
Herons Glen Recreation District ,
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/32 ............. 185,000 175,721
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/33 ............. 300,000 282,072
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/34 ............. 245,000 225,177
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/35 ............. 255,000 232,504
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/36 ............. 260,000 231,858
JEA Water & Sewer System ,
Revenue , 2014 A , 5% , 10/01/26 ....................................... 1,455,000 1,462,789

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
JEA Water & Sewer System, (continued)
Revenue , 2014 A , 5% , 10/01/27 ....................................... $ 5,130,000 $ 5,156,628
Revenue , 2014 A , 5% , 10/01/29 ....................................... 1,205,000 1,211,490
Revenue , 2017 A , Refunding , 5% , 10/01/31 .............................. 17,435,000 18,701,151
Lee Memorial Health System ,
Lee Memorial Health System Obligated Group , Revenue , A-1 , Refunding , 4% ,
4/01/37 ........................................................ 5,000,000 4,890,255
Obligated Group , Revenue , 2019 A-1 , Refunding , 4% , 4/01/49 ................ 12,000,000 10,916,521
c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A-1 , Zero Cpn., 5/01/57 6,965,000 5,972,488
Middleton Community Development District A , Special Assessment , 2022 , 5.45% ,
5/01/32 ......................................................... 1,000,000 1,030,367
Orange County Health Facilities Authority ,
Orlando Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 10/01/28 ..... 1,000,000 1,045,311
Orlando Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 10/01/30 ..... 2,875,000 2,985,340
Orlando Utilities Commission , Revenue , 2018 A , 5% , 10/01/33 .................
1,755,000 1,882,271
Poitras East Community Development District ,
Special Assessment , 2023 , 4.2% , 5/01/33 ............................... 800,000 778,138
Special Assessment , 2023 , 5% , 5/01/43 ................................. 2,000,000 1,918,350
River Hall Community Development District , Assessment Area , Special Assessment ,
2021 A-1 , Refunding , 3% , 5/01/31 ..................................... 500,000 440,118
State of Florida ,
GO , 2015 E , Refunding , 4% , 6/01/33 ................................... 11,855,000 11,895,089
GO , 2017 C , Refunding , 4% , 6/01/32 ................................... 7,855,000 8,065,277
GO , 2017 C , Refunding , 4% , 6/01/33 ................................... 5,000,000 5,122,900
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 4% , 10/01/32 ..........
2,855,000 2,897,064
c
Village Community Development District No. 15 , Special Assessment , 144A, 2023 ,
4.85% , 5/01/38 ................................................... 1,000,000 990,746
158,770,558
Georgia 4.9%
City of Atlanta ,
Airport Passenger Facility Charge , Revenue, Sub. Lien , 2014 A , Refunding , 5% ,
1/01/27 ........................................................ 7,000,000 7,007,811
Airport Passenger Facility Charge , Revenue, Sub. Lien , 2014 A , Refunding , 5% ,
1/01/28 ........................................................ 5,100,000 5,105,691
Water & Wastewater , Revenue , 2018 C , Refunding , 5% , 11/01/33 .............. 6,750,000 7,223,118
Water & Wastewater , Revenue , 2018 C , Refunding , 5% , 11/01/34 .............. 3,000,000 3,205,364
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/32 900,000 904,137
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/33 565,000 566,701
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/34 450,000 450,513
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/35 865,000 864,630
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/36 1,400,000 1,397,779
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/32 250,000 251,149
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/33 250,000 250,752
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/34 275,000 275,314
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/35 275,000 274,882
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/36 275,000 274,564
Development Authority for Fulton County ,
Spelman College , Revenue , 2015 , Refunding , 5% , 6/01/28 ................... 3,785,000 3,872,378
Spelman College , Revenue , 2015 , Refunding , 5% , 6/01/29 ................... 4,385,000 4,483,661
Spelman College , Revenue , 2015 , Refunding , 5% , 6/01/30 ................... 4,805,000 4,912,407
b
Development Authority of Monroe County (The) , Georgia Power Co. , Revenue, First
Series , 2009 , Refunding , Mandatory Put , 1% , 8/21/26 ...................... 2,375,000 2,137,049
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/27 ........................................................ 1,750,000 1,837,272

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Gainesville & Hall County Hospital Authority, (continued)
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/28 ........................................................ $ 2,100,000 $ 2,205,286
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/29 ........................................................ 2,000,000 2,098,153
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/30 ........................................................ 1,000,000 1,047,904
Main Street Natural Gas, Inc. ,
Revenue , 2021 C , 4% , 12/01/25 ....................................... 1,000,000 995,732
b
Revenue , 2021 C , Mandatory Put , 4% , 12/01/28 ........................... 5,000,000 4,907,768
b
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 10,000,000 9,772,892
b
Revenue , 2022 B , Mandatory Put , 5% , 6/01/29 ............................ 10,200,000 10,487,775
b,c
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 12,000,000 11,392,059
b
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 11,495,000 12,056,964
Municipal Electric Authority of Georgia ,
Revenue , 2019 A , 5% , 1/01/30 ........................................ 1,000,000 1,063,145
Revenue , 2019 A , 5% , 1/01/31 ........................................ 600,000 635,949
Revenue , 2019 A , 5% , 1/01/32 ........................................ 500,000 529,640
Revenue , 2019 A , 5% , 1/01/33 ........................................ 1,000,000 1,058,668
Revenue , 2019 B , 5% , 1/01/29 ........................................ 500,000 526,797
Revenue , 2019 B , 5% , 1/01/30 ........................................ 480,000 503,886
Revenue , 2019 B , 5% , 1/01/31 ........................................ 700,000 734,403
Revenue , 2019 B , 5% , 1/01/32 ........................................ 750,000 786,390
Revenue , 2019 B , 5% , 1/01/33 ........................................ 1,045,000 1,095,071
Revenue , 2019 B , 5% , 1/01/34 ........................................ 700,000 732,937
107,926,591
Hawaii 1.2%
State of Hawaii ,
GO , EO , 5% , 8/01/28 ............................................... 21,695,000 21,896,405
Airports System , Revenue , 2020 A , 4% , 7/01/35 ........................... 4,420,000 4,443,003
26,339,408
Illinois 6.5%
Chicago Board of Education , Dedicated Capital Improvement Tax , Revenue , 2023 ,
5.25% , 4/01/40 ................................................... 3,720,000 3,941,964
Chicago O'Hare International Airport ,
Revenue, Senior Lien , 2020 C , Refunding , 4% , 1/01/35 ..................... 4,000,000 4,116,023
Revenue, Senior Lien , 2020 E , Refunding , 4% , 1/01/35 ..................... 1,560,000 1,605,249
Chicago Park District ,
GO , 2020 F-2 , Refunding , 5% , 1/01/32 .................................. 1,500,000 1,633,015
GO , 2020 F-2 , Refunding , 5% , 1/01/33 .................................. 3,000,000 3,258,452
GO , 2020 F-2 , Refunding , 4% , 1/01/34 .................................. 1,100,000 1,113,166
GO , 2020 F-2 , Refunding , 5% , 1/01/35 .................................. 2,375,000 2,562,178
Chicago Transit Authority Capital Grant Receipts , Revenue , 2021 , Refunding , 5% ,
6/01/28 ......................................................... 1,750,000 1,862,140
City of Berwyn , GO , 2022 B , Refunding , AGMC Insured , 4% , 12/01/41 ...........
6,000,000 6,031,008
City of Chicago ,
GO , 1999 , NATL Insured , Zero Cpn., 1/01/31 ............................. 4,000,000 2,968,876
GO , 2003 B , Refunding , 5% , 1/01/26 ................................... 1,795,000 1,813,741
GO , 2021 A , Refunding , 5% , 1/01/33 ................................... 9,500,000 10,122,083
GO , 2021 A , Refunding , 5% , 1/01/34 ................................... 6,655,000 7,099,296
GO , 2021 B , Refunding , 4% , 1/01/35 ................................... 4,295,000 4,156,332
GO , 2021 B , Refunding , 4% , 1/01/38 ................................... 5,150,000 4,779,706
GO , 2023 A , 5% , 1/01/35 ............................................ 10,000,000 10,679,972
City of Galesburg ,
Knox College , Revenue , 2021 A , Refunding , 4% , 10/01/36 ................... 1,125,000 1,062,989

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
City of Galesburg, (continued)
Knox College , Revenue , 2021 A , Refunding , 4% , 10/01/41 ................... $ 1,475,000 $ 1,310,085
Illinois Finance Authority ,
Carle Foundation Obligated Group (The) , Revenue , 2021 A , Refunding , 4% , 8/15/40 12,645,000 12,386,610
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/28 ......... 1,065,000 481,913
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/29 ......... 1,100,000 497,750
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/30 ......... 1,310,000 592,775
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/31 ......... 1,095,000 495,487
Lifespace Communities, Inc. Obligated Group , Revenue , 2015 A , Refunding , 5% ,
5/15/35 ........................................................ 500,000 447,907
Northwestern University , Revenue , 2015 , 5% , 12/01/28 ..................... 1,675,000 1,842,994
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 3% , 6/15/25 ..
1,000,000 982,969
Northern Illinois University ,
Revenue , 2021 , BAM Insured , 4% , 10/01/41 ............................. 400,000 383,214
Revenue , 2021 , BAM Insured , 4% , 10/01/43 ............................. 2,075,000 1,935,436
State of Illinois ,
GO , 2014 , AGMC Insured , 5% , 2/01/26 ................................. 5,650,000 5,656,675
GO , 2016 , Refunding , 5% , 2/01/26 ..................................... 1,000,000 1,030,297
GO , 2016 , Refunding , 5% , 2/01/29 ..................................... 2,250,000 2,355,530
GO , 2017 D , 3.25% , 11/01/26 ......................................... 750,000 735,625
GO , 2018 A , Refunding , 5% , 10/01/29 .................................. 1,125,000 1,197,522
GO , 2018 B , Refunding , 5% , 10/01/31 .................................. 1,500,000 1,588,578
GO , 2019 B , 5% , 11/01/30 ........................................... 1,125,000 1,203,904
GO , 2019 B , 4% , 11/01/38 ........................................... 1,030,000 1,006,773
GO , 2020 C , 4% , 10/01/37 ........................................... 8,170,000 8,097,018
GO , 2021 A , 5% , 3/01/46 ............................................ 2,000,000 2,058,590
GO , 2021 B , 4% , 12/01/39 ........................................... 2,500,000 2,416,634
GO , 2022 A , 5% , 3/01/29 ............................................ 6,385,000 6,880,599
GO , 2022 B , 5% , 10/01/30 ........................................... 10,000,000 10,956,967
GO , 2022 C , 5.5% , 10/01/40 ......................................... 3,700,000 4,119,649
c
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 A , Refunding , 3.5% , 12/01/32 ...... 5,988,675 5,132,773
144,600,464
Indiana 1.8%
c
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 B , 4.75% , 8/01/24 1,560,000 1,518,042
Indiana Finance Authority ,
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/32 ..................... 650,000 687,769
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/33 ..................... 830,000 879,534
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/38 ..................... 1,600,000 1,631,496
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/26 .. 1,065,000 1,018,151
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/27 .. 1,150,000 1,085,999
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/28 .. 1,235,000 1,153,644
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/29 .. 1,330,000 1,227,382
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/30 .. 1,425,000 1,299,832
Indianapolis Power & Light Co. , Revenue , 2021 A , Refunding , 1.4% , 8/01/29 ..... 3,000,000 2,616,176
State Revolving Fund , Revenue , 2018 A , 5% , 2/01/35 ...................... 9,795,000 10,494,436
Indianapolis Local Public Improvement Bond Bank , Revenue , 2021 A , Refunding ,
AGMC Insured , 4% , 6/01/37 .......................................... 15,000,000 15,399,879
39,012,340
Iowa 1.3%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/32 .... 680,000 629,049
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/36 .... 650,000 573,719
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/41 .... 350,000 287,119

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Iowa (continued)
Iowa Finance Authority, (continued)
b
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding ,
Mandatory Put , 4.274% , 5/15/26 ..................................... $ 3,250,000 $ 3,000,164
Iowa Higher Education Loan Authority ,
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/31 . 1,800,000 1,918,734
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/32 . 1,920,000 2,043,813
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/33 . 2,030,000 2,155,020
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/34 . 2,135,000 2,258,535
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/35 . 1,250,000 1,315,511
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/36 . 2,470,000 2,579,757
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/37 . 2,595,000 2,687,362
Iowa Tobacco Settlement Authority ,
Revenue , 2021 A-2 , 1 , Refunding , 4% , 6/01/49 ............................ 8,500,000 7,563,433
Revenue , 2021 B-1 , 2 , Refunding , 4% , 6/01/49 ........................... 1,220,000 1,185,761
28,197,977
Kansas 0.4%
State of Kansas , Department of Transportation , Revenue , 2014 A , 5% , 9/01/28 .....
8,000,000 8,092,934
Kentucky 1.7%
Eastern Kentucky University ,
Revenue , 2021 A , Refunding , 4% , 10/01/29 .............................. 1,355,000 1,397,885
Revenue , 2021 A , Refunding , 4% , 10/01/30 .............................. 1,410,000 1,459,815
Revenue , 2021 A , Refunding , 4% , 10/01/31 .............................. 1,470,000 1,517,907
Kentucky Economic Development Finance Authority ,
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/35 1,000,000 1,064,917
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/36 1,000,000 1,055,999
Kentucky Municipal Power Agency ,
Revenue , 2016 A , Refunding , NATL Insured , 5% , 9/01/34 .................... 6,500,000 6,662,824
Revenue , 2019 A , Refunding , 5% , 9/01/31 ............................... 1,500,000 1,563,573
Revenue , 2019 A , Refunding , 5% , 9/01/32 ............................... 1,600,000 1,665,605
Revenue , 2019 A , Refunding , 5% , 9/01/33 ............................... 1,000,000 1,039,285
Kentucky State Property & Building Commission , Kentucky Finance and Administration
Cabinet , Revenue , BAM Insured , 5% , 5/01/32 ............................ 2,000,000 2,153,181
Kentucky Turnpike Authority ,
Kentucky Transportation Cabinet , Revenue , B , Refunding , 5% , 7/01/26 ......... 2,570,000 2,685,584
Kentucky Transportation Cabinet , Revenue , B , Refunding , 5% , 7/01/28 ......... 3,000,000 3,223,154
Paducah Electric Plant Board ,
Revenue , 2016 A , Refunding , AGMC Insured , 5% , 10/01/29 .................. 5,500,000 5,763,755
Revenue , 2016 A , Refunding , AGMC Insured , 5% , 10/01/31 .................. 5,500,000 5,736,517
36,990,001
Louisiana 3.8%
East Baton Rouge Sewerage Commission ,
Revenue , 2019 A , Refunding , 4% , 2/01/35 ............................... 1,310,000 1,338,969
Revenue , 2019 A , Refunding , 4% , 2/01/36 ............................... 2,000,000 2,037,229
Jefferson Sales Tax District , Revenue , 2019 B , AGMC Insured , 4% , 12/01/36 .......
6,000,000 6,109,597
Lafayette Consolidated Government ,
Revenue , 2015 , Refunding , AGMC Insured , 5% , 11/01/25 ................... 2,400,000 2,476,234
Revenue , 2015 , Refunding , AGMC Insured , 5% , 11/01/27 ................... 3,500,000 3,609,261
Revenue , 2015 , Refunding , AGMC Insured , 5% , 11/01/29 ................... 4,685,000 4,821,615
c
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
City of New Orleans , Revenue , 144A, 2021 , 4% , 11/01/46 ................... 9,545,000 8,251,497
Invest in Americas Veterans Foundation Louisiana, Inc. , Revenue , 144A, 2020 A ,
Refunding , 3.5% , 12/01/32 ......................................... 1,960,000 1,653,433
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A , 3.75% , 10/01/38 4,592,712 3,556,555

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
c
Louisiana Local Government Environmental Facilities & Community Development
Authority, (continued)
Patriot Services Group Obligated Group , Revenue , 144A, 2021 B , 5.25% , 10/01/32 $ 5,350,000 $ 4,457,870
Louisiana Public Facilities Authority ,
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , 5% , 5/15/29 ....... 1,240,000 1,279,002
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/29 ........................................................ 10,000 10,448
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , 5% , 5/15/30 ....... 995,000 1,025,269
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/30 ........................................................ 5,000 5,224
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , 5% , 5/15/32 ....... 1,485,000 1,526,872
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/32 ........................................................ 15,000 15,672
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/28 1,000,000 1,046,569
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/29 2,000,000 2,089,709
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/30 2,250,000 2,348,366
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/31 1,745,000 1,821,027
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/32 1,750,000 1,824,844
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/33 2,000,000 2,082,534
Tulane University , Revenue , 2020 A , Refunding , 5% , 4/01/36 ................. 4,750,000 5,214,165
Tulane University , Revenue , 2020 A , Refunding , 5% , 4/01/37 ................. 2,000,000 2,175,515
Tulane University , Revenue , 2020 A , Refunding , 5% , 4/01/38 ................. 3,120,000 3,364,817
b
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 2,500,000 2,376,223
Port New Orleans Board of Commissioners ,
Revenue , 2020 E , 5% , 4/01/35 ........................................ 1,000,000 1,044,111
Revenue , 2020 E , 5% , 4/01/36 ........................................ 1,495,000 1,556,019
Revenue , 2020 E , 5% , 4/01/37 ........................................ 1,065,000 1,099,096
Revenue , 2020 E , 5% , 4/01/38 ........................................ 1,000,000 1,022,180
Revenue , 2020 E , 5% , 4/01/39 ........................................ 2,750,000 2,801,297
State of Louisiana , GO , 2014 C , Refunding , 5% , 8/01/25 ......................
10,000,000 10,119,531
84,160,750
Maine 0.3%
Maine Health & Higher Educational Facilities Authority ,
MaineHealth Obligated Group , Revenue , 2020 A , 5% , 7/01/35 ................ 1,000,000 1,084,543
MaineHealth Obligated Group , Revenue , 2020 A , 4% , 7/01/36 ................ 1,000,000 1,009,536
MaineHealth Obligated Group , Revenue , 2020 A , 4% , 7/01/37 ................ 1,150,000 1,152,403
MaineHealth Obligated Group , Revenue , 2020 A , 4% , 7/01/38 ................ 2,690,000 2,675,015
5,921,497
Maryland 3.3%
City of Baltimore ,
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/29 ..................... 1,000,000 1,056,034
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/30 ..................... 2,940,000 3,102,472
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/31 ..................... 2,085,000 2,199,308
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/32 ..................... 3,240,000 3,410,412
Wastewater Utility Fund , Revenue , 2017 C , Refunding , 5% , 7/01/30 ............ 6,450,000 6,806,443
Wastewater Utility Fund , Revenue , 2017 C , Refunding , 5% , 7/01/32 ............ 5,905,000 6,226,218
Wastewater Utility Fund , Revenue, Senior Lien , D , Refunding , 5% , 7/01/28 ...... 2,790,000 2,842,092
Wastewater Utility Fund , Revenue, Senior Lien , D , Refunding , 5% , 7/01/29 ...... 5,835,000 5,942,776
Water Utility Fund , Revenue , 2017 A , 5% , 7/01/29 ......................... 1,320,000 1,393,964
Water Utility Fund , Revenue , 2017 A , 5% , 7/01/30 ......................... 1,785,000 1,883,644
Water Utility Fund , Revenue , 2017 A , 5% , 7/01/31 ......................... 3,765,000 3,971,413
Water Utility Fund , Revenue , 2017 A , 5% , 7/01/32 ......................... 4,000,000 4,217,591

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Community Development Administration , Residential , Revenue , 2019 B ,
Refunding , 3% , 9/01/34 ............................................. $ 5,000,000 $ 4,522,749
Maryland Health & Higher Educational Facilities Authority ,
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 3.25% , 7/01/39 500,000 401,307
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/40 .. 300,000 287,517
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/30 ............................................ 8,520,000 8,953,694
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/31 ............................................ 7,415,000 7,788,733
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/28 ............... 1,000,000 1,038,557
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/29 ............... 1,340,000 1,400,037
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/30 ............... 2,810,000 2,943,713
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/31 ............... 1,480,000 1,554,051
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/32 ............... 1,550,000 1,622,181
73,564,906
Massachusetts 2.1%
Commonwealth of Massachusetts ,
GO , A , Refunding , 5% , 7/01/28 ....................................... 7,500,000 7,744,522
GO , A , Refunding , 5% , 7/01/29 ....................................... 6,000,000 6,189,165
Massachusetts Development Finance Agency ,
Tufts Medicine Obligated Group , Revenue , 2020 C , Refunding , AGMC Insured , 5% ,
10/01/30 ....................................................... 150,000 165,225
Tufts Medicine Obligated Group , Revenue , 2020 C , Refunding , AGMC Insured , 5% ,
10/01/31 ....................................................... 475,000 514,970
Tufts Medicine Obligated Group , Revenue , 2020 C , Refunding , AGMC Insured , 5% ,
10/01/32 ....................................................... 450,000 487,141
Tufts Medicine Obligated Group , Revenue , 2020 C , Refunding , AGMC Insured , 5% ,
10/01/33 ....................................................... 525,000 567,108
Tufts Medicine Obligated Group , Revenue , 2020 C , Refunding , AGMC Insured , 5% ,
10/01/34 ....................................................... 450,000 482,140
Massachusetts Port Authority ,
Revenue , 2019 C , 5% , 7/01/32 ........................................ 4,220,000 4,533,586
Revenue , 2019 C , 5% , 7/01/33 ........................................ 4,430,000 4,755,449
Massachusetts Water Resources Authority , Revenue , C , Refunding , 5% , 8/01/32 ....
13,920,000 14,856,834
University of Massachusetts Building Authority , Revenue , 2017-3 , Refunding , 5% ,
11/01/32 ........................................................ 5,000,000 5,396,187
45,692,327
Michigan 1.6%
Lansing Board of Water & Light , Revenue , 2019 A , 5% , 7/01/36 .................
4,645,000 5,071,189
Lansing School District ,
GO , 2016 I , 5% , 5/01/30 ............................................. 1,860,000 1,946,760
GO , 2016 I , 5% , 5/01/31 ............................................. 2,010,000 2,102,325
GO , 2016 I , 5% , 5/01/32 ............................................. 2,310,000 2,406,265
Michigan Finance Authority , Trinity Health Corp. Obligated Group , Revenue , 2016 MI ,
Refunding , 5% , 12/01/34 ............................................ 8,200,000 8,459,603
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group , Revenue , 1999 B-3 , 4% , 11/15/33 ............. 5,100,000 5,186,949
Trinity Health Corp. Obligated Group , Revenue , 2008 C , Refunding , 5% , 12/01/31 . 2,700,000 2,880,564
Trinity Health Corp. Obligated Group , Revenue , 2008 C , 5% , 12/01/32 .......... 1,115,000 1,186,392
Trinity Health Corp. Obligated Group , Revenue , 2008 C , Pre-Refunded , 5% , 12/01/32 135,000 146,332

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 3% , 10/01/39 ..
$ 3,500,000 $ 2,864,472
b
Michigan Strategic Fund , Consumers Energy Co. , Revenue , 2005 , Mandatory Put ,
0.875% , 10/08/26 .................................................. 5,000,000 4,403,754
36,654,605
Mississippi 0.4%
c
Mississippi Development Bank , County of Hancock , Revenue , 144A, 2019 , 4.55% ,
11/01/39 ........................................................ 1,860,000 1,812,641
Mississippi Home Corp. ,
c
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A-5 , 4% , 6/01/46 .. 8,143,623 5,801,118
Patriot Services Group Pascagoula Portfolio II Obligated Group , Revenue , 2021 D-8 ,
3.65% , 6/01/33 .................................................. 101,412 84,528
Patriot Services Group Pascagoula Portfolio II Obligated Group , Revenue , 2021 D-8 ,
4.15% , 6/01/46 .................................................. 400,000 292,072
c
Patriot Services Group Pascagoula Portfolio II Obligated Group , Revenue , 144A,
2021 E-8 , 5.5% , 6/01/36 ........................................... 2,540,000 1,969,298
9,959,657
Missouri 1.7%
Health & Educational Facilities Authority of the State of Missouri , Mercy Health ,
Revenue , 2018 A , Refunding , 5% , 6/01/31 ............................... 12,500,000 13,438,133
Missouri Joint Municipal Electric Utility Commission ,
Plum Point Project , Revenue , 2014 A , Refunding , 5% , 1/01/27 ................ 3,250,000 3,301,048
Plum Point Project , Revenue , 2014 A , Refunding , 5% , 1/01/28 ................ 4,500,000 4,561,640
Plum Point Project , Revenue , 2014 A , Refunding , 5% , 1/01/29 ................ 4,045,000 4,099,980
Southeast Missouri State University ,
Revenue , 2020 , Refunding , 4% , 4/01/33 ................................. 2,745,000 2,782,442
Revenue , 2020 , Refunding , 4% , 4/01/34 ................................. 2,180,000 2,206,834
Revenue , 2020 , Refunding , 4% , 4/01/35 ................................. 1,575,000 1,589,472
Revenue , 2020 , Refunding , 4% , 4/01/36 ................................. 3,205,000 3,228,760
Revenue , 2020 , Refunding , 4% , 4/01/37 ................................. 2,000,000 2,002,514
37,210,823
Nebraska 0.2%
b
Central Plains Energy Project , Revenue , 2022-1 , Mandatory Put , 5% , 10/01/29 ..... 5,000,000 5,147,646
New Jersey 2.5%
Hudson County Improvement Authority , County of Hudson , Revenue , 2010 , Refunding ,
AGMC Insured , 5.375% , 10/01/24 ..................................... 2,050,000 2,086,593
New Jersey Economic Development Authority ,
New Jersey Transit Corp. , Revenue , 2022 A , 5% , 11/01/39 ................... 16,000,000 17,547,638
State of New Jersey Department of the Treasury , Revenue , 2019 LLL , 5% , 6/15/39 1,000,000 1,067,973
State of New Jersey Department of the Treasury , Revenue , AAA , 5% , 6/15/34 .... 5,000,000 5,208,049
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 5,000,000 5,166,975
New Jersey Health Care Facilities Financing Authority ,
Inspira Health Obligated Group , Revenue , 2017 A , 5% , 7/01/30 ............... 900,000 938,426
Inspira Health Obligated Group , Revenue , 2017 A , 5% , 7/01/31 ............... 1,080,000 1,124,474
New Jersey Higher Education Student Assistance Authority ,
Revenue, Senior Lien , 2020 A , Refunding , 3.5% , 12/01/39 ................... 3,030,000 2,883,381
Revenue, Senior Lien , 2020 B , 3.5% , 12/01/39 ............................ 1,410,000 1,345,429
New Jersey Transportation Trust Fund Authority ,
Revenue , 2021 A , Refunding , 4% , 6/15/36 ............................... 6,200,000 6,345,876
Revenue , 2022 A , 4% , 6/15/41 ........................................ 7,500,000 7,432,148
New Jersey Turnpike Authority , Revenue , 2021 A , 4% , 1/01/42 .................
1,800,000 1,803,672
Newark Board of Education ,
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/26 .......................... 275,000 287,241

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Newark Board of Education, (continued)
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/27 .......................... $ 330,000 $ 350,674
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/28 .......................... 325,000 350,388
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/29 .......................... 320,000 348,393
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/31 .......................... 400,000 445,546
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/32 .......................... 430,000 481,600
55,214,476
New Mexico 0.5%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 A , Refunding ,
2.15% , 4/01/33 ................................................... 13,500,000 10,486,063
New York 6.4%
City of New York ,
GO , 2015 C , Refunding , 5% , 8/01/25 ................................... 2,000,000 2,047,548
GO , 2015 C , Refunding , 5% , 8/01/27 ................................... 7,500,000 7,673,520
GO , 2019 E , Refunding , 5% , 8/01/34 ................................... 3,500,000 3,820,964
GO , 2021 C , 4% , 8/01/37 ............................................ 5,000,000 5,080,120
GO , 2023 A-1 , 4% , 9/01/46 .......................................... 5,000,000 4,894,012
GO , A-1 2017 A , 5% , 8/01/29 ......................................... 10,000,000 10,485,441
Metropolitan Transportation Authority ,
b
Revenue , 2015 A-2 , Mandatory Put , 5% , 5/15/30 .......................... 7,000,000 7,437,719
Revenue , 2016 A-2 , Refunding , 5% , 11/15/25 ............................. 21,090,000 21,778,188
Revenue , 2016 B , Refunding , 5% , 11/15/34 .............................. 3,265,000 3,367,298
Revenue , 2017 B , Refunding , 5% , 11/15/26 .............................. 2,140,000 2,251,655
Revenue , 2017 C-1 , Refunding , 5% , 11/15/31 ............................ 1,870,000 2,003,658
Revenue , 2017 C-1 , Refunding , 4% , 11/15/37 ............................ 2,500,000 2,474,230
Revenue , 2020 A-1 , AGMC Insured , 4% , 11/15/41 ......................... 5,545,000 5,394,232
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC , Revenue , 2021 A , Refunding , AGMC Insured , 5% , 1/01/27 1,000,000 1,050,195
Yankee Stadium LLC , Revenue , 2020 A , Refunding , AGMC Insured , 3% , 3/01/36 .. 2,500,000 2,206,850
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2014 D-1 , 5% , 2/01/27 ...................... 8,740,000 8,760,368
Future Tax Secured , Revenue , 2014 D-1 , 5% , 2/01/28 ...................... 5,000,000 5,008,444
Future Tax Secured , Revenue , 2020 C , 4% , 5/01/37 ........................ 1,400,000 1,425,468
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27
2,340,000 2,061,342
New York State Dormitory Authority ,
Revenue , 2009 A , AGMC Insured , 5% , 10/01/24 ........................... 80,000 80,110
Northwell Health Obligated Group , Revenue , 2015 A , Refunding , 5% , 5/01/29 .... 10,000,000 10,169,428
State of New York Personal Income Tax , Revenue , 2014 E , 5% , 2/15/30 ......... 4,980,000 5,068,699
State of New York Personal Income Tax , Revenue , 2014 E , Pre-Refunded , 5% ,
2/15/30 ........................................................ 20,000 20,483
State of New York Personal Income Tax , Revenue , 2018 A , 5% , 3/15/32 ......... 9,995,000 10,908,549
State of New York Personal Income Tax , Revenue , 2018 A , Pre-Refunded , 5% ,
3/15/32 ........................................................ 5,000 5,502
New York Transportation Development Corp. , Delta Air Lines, Inc. , Revenue , 2023 , 6% ,
4/01/35 ......................................................... 4,275,000 4,627,414
Port Authority of New York & New Jersey , Revenue , 234 , Refunding , 5.25% , 8/01/42 .
2,500,000 2,665,977
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/28 ...... 1,300,000 1,395,356
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/30 ...... 2,900,000 3,174,844
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/34 ...... 4,425,000 4,802,339
142,139,953
North Carolina 0.1%
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien , 2020 A , 5% , 6/01/25 .............................. 125,000 127,429

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina State Education Assistance Authority, (continued)
Revenue, Senior Lien , 2020 A , 5% , 6/01/26 .............................. $ 300,000 $ 310,281
Revenue, Senior Lien , 2020 A , 5% , 6/01/27 .............................. 450,000 472,455
Revenue, Senior Lien , 2020 A , 5% , 6/01/28 .............................. 500,000 530,971
Revenue, Senior Lien , 2020 A , 5% , 6/01/29 .............................. 350,000 374,903
Revenue, Senior Lien , 2020 A , 3.125% , 6/01/39 ........................... 280,000 262,646
2,078,685
North Dakota 0.4%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/29 .. 1,600,000 1,654,955
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/30 .. 1,600,000 1,655,575
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/31 .. 1,300,000 1,349,253
City of Horace , GO , 2023 B , Refunding , 5.125% , 7/01/25 .....................
4,250,000 4,281,431
8,941,214
Ohio 1.7%
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 A-2 , 1 ,
Refunding , 4% , 6/01/48 ............................................. 5,765,000 5,051,892
County of Franklin , Ohio Living Obligated Group , Revenue , 2023 , Refunding , 5% ,
7/01/31 ......................................................... 5,000,000 4,931,692
c
Ohio Housing Finance Agency ,
Revenue , 144A, 2023 B , 6% , 2/01/26 ................................... 4,100,000 4,095,513
Middletown Phase Two LP , Revenue , 144A, 2023 B , 6.25% , 3/01/26 ........... 6,850,000 6,855,642
Ohio Turnpike & Infrastructure Commission , Revenue , 1998 A , Refunding , NATL
Insured , 5.5% , 2/15/24 .............................................. 3,510,000 3,526,245
Ohio Water Development Authority , Water Pollution Control Loan Fund , Revenue , 2017
A , 5% , 12/01/31 ................................................... 10,000,000 10,683,955
State of Ohio ,
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 5% , 11/15/35 1,000,000 1,039,109
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/36 905,000 854,873
37,038,921
Oregon 2.7%
City of Portland , Water System , Revenue, Second Lien , 2013 A , Refunding , 5% ,
10/01/25 ........................................................ 5,000,000 5,004,724
Clackamas County School District No. 12 North Clackamas , GO , B , 5% , 6/15/32 ....
3,725,000 3,992,409
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/35 ...
5,240,000 5,435,641
Hillsboro School District No. 1J ,
GO , 2020 , 4% , 6/15/36 ............................................. 2,605,000 2,679,236
GO , 2020 , 4% , 6/15/38 ............................................. 4,575,000 4,632,197
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/34 1,100,000 1,200,951
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/35 800,000 868,514
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/36 1,300,000 1,397,432
Oregon State Facilities Authority ,
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/25 ....................................................... 425,000 432,909
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/26 ....................................................... 150,000 154,511
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/28 ....................................................... 325,000 341,250
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/29 ....................................................... 600,000 634,516
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/35 ....................................................... 275,000 290,754
Willamette University , Revenue , 2021 A , Refunding , 4% , 10/01/51 ............. 2,000,000 1,656,295

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Salem Hospital Facility Authority ,
Salem Health Obligated Group , Revenue , 2019 A , Refunding , 5% , 5/15/33 ....... $ 9,440,000 $ 10,154,529
Salem Health Obligated Group , Revenue , 2019 A , Refunding , 5% , 5/15/34 ....... 3,780,000 4,064,983
Salem Health Obligated Group , Revenue , 2019 A , Refunding , 5% , 5/15/35 ....... 9,010,000 9,660,058
Salem-Keizer School District No. 24J , GO , 2020 C , 4% , 6/15/37 ................
5,620,000 5,740,852
c
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 2,405,000 2,337,761
60,679,522
Pennsylvania 3.6%
Allegheny County Airport Authority ,
Revenue , 2023 A , AGMC Insured , 5.5% , 1/01/41 .......................... 1,000,000 1,104,291
Revenue , 2023 A , AGMC Insured , 5.5% , 1/01/42 .......................... 1,000,000 1,098,663
Allegheny County Hospital Development Authority , UPMC Obligated Group , Revenue ,
2019 A , Refunding , 5% , 7/15/34 ....................................... 5,000,000 5,411,405
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 2022 , Refunding , 5% , 5/01/28 ................................. 600,000 626,997
Revenue , 2022 , Refunding , 5% , 5/01/29 ................................. 600,000 629,241
Revenue , 2022 , Refunding , 5% , 5/01/30 ................................. 700,000 736,022
Revenue , 2022 , Refunding , 5% , 5/01/31 ................................. 675,000 712,428
City of Philadelphia ,
Water & Wastewater , Revenue , 2017 B , Refunding , 5% , 11/01/31 .............. 5,750,000 6,147,109
Water & Wastewater , Revenue , 2020 A , Refunding , 5% , 11/01/37 .............. 1,500,000 1,624,488
Water & Wastewater , Revenue , 2020 A , Refunding , 5% , 11/01/38 .............. 2,000,000 2,146,535
Water & Wastewater , Revenue , 2022 C , 5% , 6/01/39 ....................... 1,860,000 2,006,645
Water & Wastewater , Revenue , 2022 C , 5% , 6/01/40 ....................... 3,260,000 3,498,643
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group , Revenue , 2020 A , 5% , 4/15/33 ..................... 2,100,000 2,305,883
UPMC Obligated Group , Revenue , 2020 A , 5% , 4/15/34 ..................... 1,750,000 1,921,107
UPMC Obligated Group , Revenue , 2020 A , 5% , 4/15/35 ..................... 1,450,000 1,586,699
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/40 ............ 2,525,000 2,450,109
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/41 ............ 2,375,000 2,276,678
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/42 ............ 2,815,000 2,677,742
b
Waste Management Obligated Group , Revenue , 2009 , Mandatory Put , 0.95% ,
12/01/26 ....................................................... 3,000,000 2,715,172
b
Waste Management, Inc. , Revenue , 2017 A , Mandatory Put , 0.58% , 8/01/24 ..... 5,500,000 5,367,853
b
Waste Management, Inc. , Revenue , 2021 B , Refunding , Mandatory Put , 1.1% ,
11/02/26 ....................................................... 6,750,000 6,152,676
Pennsylvania Higher Educational Facilities Authority ,
Drexel University , Revenue , 2020 A , Refunding , AGMC Insured , 5% , 5/01/39 ..... 6,950,000 7,433,050
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2017 A ,
4% , 8/15/34 .................................................... 5,895,000 5,977,219
Pennsylvania State University (The) , Revenue , A , 5% , 9/01/30 .................
4,000,000 4,286,688
Philadelphia Authority for Industrial Development , MaST Community Charter School II ,
Revenue , 2020 A , 5% , 8/01/40 ........................................ 300,000 296,812
Philadelphia Gas Works Co. ,
Revenue , 15th , Refunding , 5% , 8/01/30 ................................. 2,000,000 2,100,285
Revenue , 15th , Refunding , 5% , 8/01/31 ................................. 4,030,000 4,232,836
Redevelopment Authority of the City of Philadelphia , Revenue , 2021 A , BAM Insured ,
2.799% , 9/01/33 ................................................... 2,425,000 1,972,407
79,495,683
Rhode Island 0.1%
State of Rhode Island ,
GO , 2019 C , 4% , 1/15/34 ............................................ 1,520,000 1,566,736

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Rhode Island (continued)
State of Rhode Island, (continued)
GO , 2019 C , 4% , 1/15/35 ............................................ $ 600,000 $ 617,547
2,184,283
South Carolina 2.9%
c
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3.625% , 11/01/31 ............................... 1,000,000 847,619
b
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 27,500,000 28,943,934
South Carolina Jobs-Economic Development Authority ,
c
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 6,500,000 5,130,189
c
Revenue , 144A, 2021 A-2 , 5.3% , 12/01/29 ............................... 1,805,000 1,559,877
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 7,400,000 5,823,421
c
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 11,000,000 7,349,695
Prisma Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 5/01/33 ...... 6,000,000 6,274,288
South Carolina Public Service Authority ,
Revenue , 2020 A , Refunding , 5% , 12/01/31 .............................. 2,355,000 2,572,129
Revenue , 2021 A , Refunding , 5% , 12/01/25 .............................. 1,000,000 1,025,404
Revenue , 2021 A , Refunding , 5% , 12/01/26 .............................. 750,000 784,164
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. 3,300,000 3,218,298
63,529,018
South Dakota 0.0%
†
South Dakota Health & Educational Facilities Authority , Presbyterian Retirement Village
of Rapid City, Inc. , Revenue , 2021 , Refunding , 3% , 9/01/41 .................. 1,150,000 854,597
Tennessee 2.7%
Chattanooga Health Educational & Housing Facility Board ,
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/31 1,500,000 1,612,909
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/34 1,000,000 1,069,444
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/35 2,550,000 2,715,537
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 4% , 8/01/36 1,000,000 990,465
State of Tennessee , GO , 2023 A , 5% , 5/01/31 ..............................
5,565,000 6,393,624
b
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 21,895,000 22,795,544
b
Tennessee Energy Acquisition Corp. ,
Revenue , 2018 , Mandatory Put , 4% , 11/01/25 ............................ 10,000,000 9,937,408
Revenue , 2023 A-1 , Refunding , Mandatory Put , 5% , 5/01/28 ................. 5,250,000 5,370,913
Tennessee State School Bond Authority , Revenue , 2015 B , 5% , 11/01/28 .........
8,180,000 8,467,604
59,353,448
Texas 5.5%
Abilene Convention Center Hotel Development Corp. , City of Abilene Abilene
Convention Center , Revenue, First Lien , 2021 A , 2.5% , 10/01/31 .............. 1,075,000 921,647
City of Austin , Water & Wastewater System , Revenue , 2012 , 5% , 11/15/27 ........
805,000 805,892
City of Dallas ,
Waterworks & Sewer System , Revenue , 2017 , Refunding , 5% , 10/01/30 ........ 1,500,000 1,612,384
Waterworks & Sewer System , Revenue , 2017 , Refunding , 5% , 10/01/31 ........ 2,500,000 2,684,839
Waterworks & Sewer System , Revenue , 2017 , Refunding , 5% , 10/01/32 ........ 1,000,000 1,073,849
City of El Paso ,
GO , 2020 A , Refunding , 4% , 8/15/35 ................................... 1,000,000 1,032,166
GO , 2020 A , Refunding , 4% , 8/15/36 ................................... 1,000,000 1,024,907

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Houston , Combined Utility System , Revenue, First Lien , 2016 B , Refunding , 5% ,
11/15/36 ........................................................ $ 7,800,000 $ 8,093,467
City of San Antonio , Electric & Gas Systems , Revenue , 2015 , Refunding , 5% , 2/01/27
10,415,000 10,849,202
Clifton Higher Education Finance Corp. , Southwestern University , Revenue , 2022 , 4% ,
8/15/42 ......................................................... 10,535,000 10,003,295
Conroe Local Government Corp. ,
Conroe Convention Center Hotel , Revenue, First Lien , 2021 A , 2.5% , 10/01/31 .... 500,000 421,614
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/30 .... 100,000 110,988
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/31 .... 60,000 67,116
County of Harris ,
Toll Road , Revenue, Senior Lien , 2018 A , Refunding , 5% , 8/15/32 ............. 2,500,000 2,715,679
Toll Road , Revenue, Senior Lien , 2018 A , Refunding , 5% , 8/15/33 ............. 2,500,000 2,714,694
Ector County Hospital District ,
GO , 2020 , Refunding , 5% , 9/15/29 ..................................... 800,000 836,920
GO , 2020 , Refunding , 5% , 9/15/30 ..................................... 745,000 783,663
GO , 2020 , Refunding , 5% , 9/15/31 ..................................... 450,000 471,328
GO , 2020 , Refunding , 5% , 9/15/32 ..................................... 600,000 628,293
GO , 2020 , Refunding , 5% , 9/15/33 ..................................... 650,000 679,989
GO , 2020 , Refunding , 4% , 9/15/34 ..................................... 650,000 604,871
GO , 2020 , Refunding , 4% , 9/15/35 ..................................... 700,000 642,861
Kaufman County Fresh Water Supply District No. 1-D ,
GO , 2021 , 2% , 9/01/28 ............................................. 155,000 136,107
GO , 2021 , 2% , 9/01/29 ............................................. 155,000 132,923
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/34 200,000 172,223
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/35 225,000 213,367
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/36 250,000 231,999
c
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ 3,975,000 2,911,428
Lower Colorado River Authority , LCRA Transmission Services Corp. , Revenue , 2021 ,
Refunding , 5% , 5/15/27 ............................................. 2,000,000 2,138,625
North Texas Tollway Authority , North Texas Tollway System , Revenue, First Tier , A ,
Refunding , 4% , 1/01/33 ............................................. 5,000,000 5,075,269
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 12,000,000 9,487,445
San Antonio Education Facilities Corp. ,
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/37 ...... 635,000 594,521
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/39 ...... 2,435,000 2,201,533
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/40 ...... 2,000,000 1,787,826
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue , 2021 , Refunding , 5% , 12/15/27 ................................ 1,000,000 1,027,729
Revenue , 2021 , Refunding , 5% , 12/15/30 ................................ 10,000,000 10,299,773
b
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 A , Mandatory Put ,
5.5% , 1/01/30 .................................................... 19,500,000 20,719,553
Texas Water Development Board , State Water Implementation Revenue Fund for
Texas , Revenue , 2017 A , 5% , 10/15/31 ................................. 12,585,000 13,519,634
c
Town of Little Elm , Valencia Public Improvement District Improvement Area No. 3 ,
Special Assessment , 144A, 2021 , 2.875% , 9/01/31 ......................... 281,000 234,337
Westside 211 Special Improvement District ,
GO, Sub. Lien , 2021 , 2% , 8/15/29 ..................................... 290,000 256,289
GO, Sub. Lien , 2021 , 2.25% , 8/15/31 ................................... 300,000 257,392
GO, Sub. Lien , 2021 , 3% , 8/15/33 ..................................... 315,000 281,464
GO, Sub. Lien , 2021 , 3% , 8/15/35 ..................................... 335,000 292,292
GO, Sub. Lien , 2021 , 3% , 8/15/37 ..................................... 355,000 290,930
121,042,323

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah 0.1%
City of Lehi , Franchise & Sales Tax , Revenue , 2021 , AGMC Insured , 4% , 2/01/48 ...
$ 3,000,000 $ 2,858,111
Utah Infrastructure Agency , Revenue , 2021 , 4% , 10/15/35 .....................
400,000 363,703
3,221,814
Virginia 1.7%
City of Richmond , Public Utility , Revenue , 2016 A , Pre-Refunded , 5% , 1/15/32 ......
10,000,000 10,418,623
Virginia Public Building Authority ,
Revenue , B , 4% , 8/01/29 ............................................ 9,605,000 9,817,285
Revenue , B , Pre-Refunded , 4% , 8/01/29 ................................ 3,530,000 3,629,250
Virginia Public School Authority , Revenue , 2014 C , 5% , 8/01/27 .................
4,460,000 4,510,139
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/32 ........................................................ 2,500,000 2,487,496
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
7/01/32 ........................................................ 2,000,000 1,989,924
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
5% , 1/01/35 .................................................... 3,000,000 3,124,997
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
4% , 1/01/36 .................................................... 3,000,000 2,897,218
38,874,932
Washington 4.0%
City of Seattle ,
Drainage & Wastewater , Revenue , 2014 , Refunding , 5% , 5/01/26 .............. 2,995,000 3,015,571
Municipal Light & Power , Revenue , 2017 C , Refunding , 4% , 9/01/34 ............ 5,300,000 5,422,815
County of King ,
Sewer , Revenue , 2014 B , Refunding , 5% , 7/01/25 ......................... 1,200,000 1,213,023
Sewer , Revenue , 2014 B , Refunding , 5% , 7/01/26 ......................... 1,200,000 1,211,517
Sewer , Revenue , 2014 B , Refunding , 5% , 7/01/27 ......................... 1,900,000 1,918,128
Sewer , Revenue , 2014 B , Pre-Refunded , 5% , 7/01/28 ...................... 3,050,000 3,080,145
Energy Northwest ,
Bonneville Power Administration , Revenue , 2019 A , Refunding , 5% , 7/01/35 ...... 7,000,000 7,728,488
Bonneville Power Administration , Revenue , A , Refunding , 5% , 7/01/24 .......... 1,250,000 1,263,355
Everett Housing Authority , Revenue , 2022 , Refunding , 4% , 7/01/37 ..............
9,420,000 8,850,880
Port of Seattle , Revenue , 2018 A , 5% , 5/01/38 .............................
5,000,000 5,089,918
Seattle Housing Authority , Yesler Block 7.3 LLLP , Revenue , 2021 , 1% , 6/01/25 .....
7,225,000 6,945,493
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/36 1,200,000 1,267,199
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/30 2,800,000 3,012,936
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/32 1,500,000 1,610,193
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/33 1,395,000 1,494,048
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/34 1,225,000 1,310,069
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/35 2,915,000 3,102,702
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/36 8,375,000 8,843,993
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/38 ........................................................ 1,000,000 1,055,093
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/39 ........................................................ 1,000,000 1,050,474
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/40 ........................................................ 1,000,000 1,045,115
c
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 3% ,
12/01/35 ....................................................... 440,000 391,966
Overlake Hospital Medical Center Obligated Group , Revenue , B , Refunding , 5% ,
7/01/30 ........................................................ 1,000,000 1,028,096
Overlake Hospital Medical Center Obligated Group , Revenue , B , Refunding , 5% ,
7/01/31 ........................................................ 1,925,000 1,978,027

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Washington Health Care Facilities Authority, (continued)
Virginia Mason Medical Center Obligated Group , Revenue , 2017 , Refunding , 5% ,
8/15/31 ........................................................ $ 2,250,000 $ 2,321,218
Virginia Mason Medical Center Obligated Group , Revenue , 2017 , Refunding , 5% ,
8/15/32 ........................................................ 1,605,000 1,655,020
Virginia Mason Medical Center Obligated Group , Revenue , 2017 , Refunding , 5% ,
8/15/35 ........................................................ 2,400,000 2,461,689
Washington State Housing Finance Commission ,
Revenue , 2021-1 , A , 3.5% , 12/20/35 ................................... 6,742,451 6,205,027
c
Madison at Rivers Edge Apartments LLC , Revenue , 144A, 2021 B , 5.3% , 1/01/30 . 1,300,000 1,108,399
c
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 5.625% ,
7/01/38 ........................................................ 2,000,000 2,163,157
88,843,754
Wisconsin 2.6%
City of Milwaukee , Sewerage System , Revenue , 2021 S-2 , Refunding , 3% , 6/01/46 ..
4,600,000 3,356,241
Public Finance Authority ,
2017 IAVF Rubix LLC , Revenue , 2020 A , 3.5% , 12/01/32 .................... 1,405,000 1,185,242
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 A , 4% ,
11/15/37 ....................................................... 600,000 538,572
Appalachian Regional Healthcare System Obligated Group , Revenue , 2021 A , 4% ,
7/01/46 ........................................................ 1,100,000 876,667
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/29 .......... 285,000 278,784
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/30 .......... 200,000 194,345
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/31 .......... 200,000 193,066
EMU Campus Living LLC , Revenue , 2022 A-1 , BAM Insured , 5.375% , 7/01/47 .... 7,000,000 7,554,284
c
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 7,000,000 7,199,624
c
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 , 5.25% , 12/01/23 .... 13,400,000 13,400,000
c
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 A , 3.8% , 12/01/37 5,600,000 4,385,935
c
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 B , 5.75% ,
12/01/27 ....................................................... 1,600,000 1,519,767
Renown Regional Medical Center Obligated Group , Revenue , 2020 A , Refunding ,
4% , 6/01/35 .................................................... 2,100,000 2,056,031
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/27 ........................................... 195,000 188,276
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/28 ........................................... 250,000 239,902
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/29 ........................................... 320,000 304,605
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/30 ........................................... 265,000 250,407
b,c
WV 2020 Holdings LLC Obligated Group , Revenue , 144A, 2020 A-1 , Mandatory Put ,
3.5% , 12/01/35 .................................................. 9,700,000 7,746,076
Wisconsin Health & Educational Facilities Authority ,
Marshfield Clinic Health System Obligated Group , Revenue , 2020 A , Refunding ,
AGMC Insured , 4% , 2/15/34 ........................................ 600,000 603,735
Marshfield Clinic Health System Obligated Group , Revenue , 2020 A , Refunding ,
AGMC Insured , 4% , 2/15/35 ........................................ 1,000,000 1,003,154
Marshfield Clinic Health System Obligated Group , Revenue , 2020 A , Refunding ,
AGMC Insured , 4% , 2/15/36 ........................................ 600,000 601,701
Marshfield Clinic Health System Obligated Group , Revenue , 2020 A , Refunding ,
AGMC Insured , 4% , 2/15/37 ........................................ 600,000 595,797
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/28 .................................................... 375,000 340,389
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/29 .................................................... 390,000 345,769

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 199 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, (continued)
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/30 .................................................... $ 405,000 $ 350,771
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/37 .................................................... 1,460,000 1,059,394
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/41 ...... 1,650,000 1,346,187
57,714,721
U.S. Territories 0.2%
District of Columbia 0.2%
Washington Metropolitan Area Transit Authority , Revenue , 2017 A-1 , Refunding , 5% ,
7/01/30 ......................................................... 5,185,000 5,514,578
Puerto Rico 0.0%
†
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/27 .. 450,000 469,959
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/30 .. 550,000 590,345
1,060,304
Total U.S. Territories .................................................................... 6,574,882
Total Municipal Bonds (Cost $ 2,219,665,247 ) ...................................
2,143,419,618
Total Long Term Investments (Cost $ 2,277,268,560 ) .............................
2,193,269,322
a
a a a a
Short Term Investments 0.1%
Municipal Bonds 0.1%
New York 0.0%
†
e
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
BB-1 A , SPA State Street Bank & Trust Co. , Daily VRDN and Put , 3.35% , 6/15/49 .. 900,000 900,000
Oregon 0.1%
e
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 B ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 3.2% , 8/01/34 ............. 1,600,000 1,600,000
Total Municipal Bonds (Cost $ 2,500,000 ) .......................................
2,500,000
Total Short Term Investments (Cost $ 2,500,000 ) .................................
2,500,000
a
Total Investments (Cost $ 2,279,768,560 ) 98 .9% ..................................
$2,195,769,322
Other Assets, less Liabilities 1 .1% .............................................
23,327,529
Net Assets 100.0% ...........................................................
$2,219,096,851
†
Rounds to less than 0.1% of net assets.
a
See Note 5 regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the aggregate value of these securities was $168,419,851, representing 7.6% of net assets.
d
The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2023
Franklin Federal Limited-Term Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Management Investment Companies 4.0%
Capital Markets 4.0%
a
Franklin Municipal Green Bond ETF ..................................... 1,550,000 $ 36,532,880
Total Management Investment Companies (Cost $ 39,888,825 ) ....................
36,532,880
Principal
Amount
a a a a
Senior Floating Rate Interests 4.7%
Real Estate Management & Development 3.4%
b
Baytown Leased Housing Associates II LP , Project Term Loan , 7.571% , ( 1-month USD
LIBOR + 2.251% ), 8/01/40 ........................................... $ 25,110,000 25,898,653
b ,c
TBG Hillcrest Senior II LP , Delayed Draw Term Loan , 6.871% , ( 1-month USD LIBOR +
1.55% ), 1/01/38 ................................................... 4,965,637 5,052,454
30,951,107
a a a a a
Residential REITs 1.3%
b ,c
Centennial Gardens LP , Delayed Draw Term Loan , 7.07% , ( 1-month USD LIBOR +
2% ), 1/08/24 ..................................................... 12,166,852 12,326,333
Total Senior Floating Rate Interests (Cost $ 42,242,488 ) ..........................
43,277,440
Municipal Bonds 89.7%
Alabama 6.3%
Black Belt Energy Gas District ,
d
Revenue , 2019 A-1 , Mandatory Put , 4% , 12/01/25 ......................... 5,000,000 4,971,308
Revenue , 2021 A , Refunding , 4% , 6/01/24 ............................... 400,000 400,032
d
Revenue , 2021 B , Mandatory Put , 4% , 12/01/26 ........................... 5,000,000 4,950,593
d
Revenue , 2022 E , Mandatory Put , 5% , 6/01/28 ............................ 4,000,000 4,131,679
d
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 10,000,000 10,612,856
d
Revenue , 2023 D-3 , Refunding , Mandatory Put , 5.414% , 2/01/29 .............. 5,000,000 5,037,386
d
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 4,285,000 4,578,239
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 3,500,000 3,830,308
d
Industrial Development Board of the City of Mobile Alabama ,
Alabama Power Co. , Revenue , 2007 A , Mandatory Put , 1% , 6/26/25 ........... 4,000,000 3,837,107
Alabama Power Co. , Revenue , 2008 , Mandatory Put , 2.9% , 12/12/23 ........... 7,550,000 7,548,326
d
Southeast Alabama Gas Supply District (The) , Revenue , 2018 A , Mandatory Put , 4% ,
6/01/24 ......................................................... 5,000,000 4,992,657
Southeast Energy Authority A Cooperative District , Revenue , 2021 A , 4% , 10/01/24 ..
725,000 725,434
Special Care Facilities Financing Authority of the City of Pell City Alabama ,
Noland Obligated Group , Revenue , 2021 A , Refunding , 5% , 12/01/24 ........... 1,500,000 1,516,140
Noland Obligated Group , Revenue , 2021 A , Refunding , 5% , 12/01/26 ........... 1,030,000 1,072,153
58,204,218
Alaska 1.1%
Borough of Matanuska-Susitna , State of Alaska Department of Administration ,
Revenue , 2015 , Refunding , 5.25% , 9/01/29 .............................. 10,000,000 10,282,801
Arizona 2.1%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/24 ....................................................... 1,000,000 1,002,856
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/25 ....................................................... 1,000,000 1,005,674
KIPP NYC Public Charter Schools , Revenue , 2021 C , 1.8% , 7/01/24 ........... 450,000 437,653
d
Maricopa County Industrial Development Authority , HonorHealth Obligated Group ,
Revenue , 2019 C , Mandatory Put , 4.1% , ( SIFMA Municipal Swap Index + 0.8% ),
9/01/24 ......................................................... 17,000,000 16,979,466
19,425,649

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California 4.4%
California Community Choice Financing Authority ,
Revenue , 2021 B-1 , 4% , 8/01/25 ...................................... $ 535,000 $ 537,069
Revenue , 2021 B-1 , 4% , 2/01/26 ...................................... 850,000 854,381
Revenue , 2021 B-1 , 4% , 8/01/26 ...................................... 325,000 327,415
Revenue , 2021 B-1 , 4% , 8/01/27 ...................................... 400,000 404,217
Revenue , 2021 B-1 , 4% , 2/01/28 ...................................... 375,000 379,109
Revenue , 2021 B-1 , 4% , 8/01/28 ...................................... 470,000 474,851
d
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 4,245,000 4,376,963
e
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 3,090,000 2,554,727
d
California Health Facilities Financing Authority , Providence St. Joseph Health Obligated
Group , Revenue , 2016 B-3 , Refunding , Mandatory Put , 2% , 10/01/25 ........... 13,340,000 12,991,204
d ,e
California Municipal Finance Authority , Farmdale NOHO LP , Revenue , 144A, 2022 A ,
Mandatory Put , 5% , 12/01/23 ......................................... 13,060,000 13,060,000
d
California Statewide Communities Development Authority , Southern California Edison
Co. , Revenue , D , Refunding , Mandatory Put , 2.625% , 12/01/23 ............... 3,000,000 3,000,000
e
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 985,000 745,848
f
Long Beach Bond Finance Authority , Revenue , FRN , 2007 B , 5.23% , ( 3-month TSOF +
1.712% ), 11/15/27 ................................................. 1,125,000 1,120,715
40,826,499
Colorado 0.9%
Colorado Health Facilities Authority , CommonSpirit Health Obligated Group , Revenue ,
2022 A , 5% , 11/01/29 ............................................... 900,000 971,500
Fort Carson Family Housing LLC , Revenue , 1999 , NATL Insured , 7.86% , 11/15/29 ..
5,645,000 6,081,923
Regional Transportation District ,
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 5% , 1/15/24 ........ 400,000 400,306
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 5% , 7/15/24 ........ 300,000 301,422
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 5% , 1/15/25 ........ 325,000 327,981
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 5% , 7/15/25 ........ 400,000 408,303
8,491,435
Connecticut 0.0%
†
Connecticut State Health & Educational Facilities Authority ,
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 5% , 7/01/24 ... 175,000 175,993
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 5% , 7/01/25 ... 170,000 172,963
348,956
Delaware 0.5%
d
Delaware State Economic Development Authority , NRG Energy, Inc. , Revenue , 2020 A ,
Refunding , Mandatory Put , 1.25% , 10/01/25 .............................. 5,000,000 4,644,641
Florida 1.3%
Centre Lake Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/24 ......................................................... 215,000 213,344
City of Pompano Beach , John Knox Village of Florida, Inc. Obligated Group , Revenue ,
2021 B-2 , 1.45% , 1/01/27 ............................................ 2,000,000 1,807,342
Florida Municipal Power Agency , All-Requirements Power Supply Project , Revenue ,
2017 A , Refunding , 5% , 10/01/25 ...................................... 1,000,000 1,031,796
Jacksonville Transportation Authority ,
Revenue, Senior Lien , 2020 , 5% , 8/01/24 ................................ 1,805,000 1,825,479
Revenue, Senior Lien , 2020 , 5% , 8/01/25 ................................ 1,800,000 1,854,655
Revenue, Senior Lien , 2020 , 5% , 8/01/26 ................................ 1,940,000 2,044,846

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
d ,e
Leon County Housing Finance Authority , Revenue , 144A, 2022 A-2 , Mandatory Put ,
6.5% , 5/01/25 .................................................... $ 2,400,000 $ 2,322,392
Middleton Community Development District A , Special Assessment , 2022 , 5.2% ,
5/01/27 ......................................................... 500,000 504,649
Poitras East Community Development District , Special Assessment , 2023 , 4% , 5/01/28
300,000 294,993
River Hall Community Development District ,
Assessment Area , Special Assessment , 2021 A-1 , Refunding , 3% , 5/01/24 ....... 230,000 228,436
Assessment Area , Special Assessment , 2021 A-1 , Refunding , 3% , 5/01/25 ....... 180,000 175,834
Assessment Area , Special Assessment , 2021 A-1 , Refunding , 3% , 5/01/26 ....... 220,000 211,423
12,515,189
Georgia 4.1%
City of Atlanta , Department of Aviation , Revenue , 2020 A , Refunding , 5% , 7/01/25 ...
1,500,000 1,546,787
d
Development Authority of Burke County (The) , Georgia Power Co. , Revenue , 4th 1995 ,
Mandatory Put , 3.8% , 5/21/26 ........................................ 3,000,000 2,973,866
d
Development Authority of Monroe County (The) ,
Georgia Power Co. , Revenue, First Series , 2009 , Refunding , Mandatory Put , 1% ,
8/21/26 ........................................................ 2,000,000 1,799,620
Georgia Power Co. , Revenue, Second Series , 2006 , Refunding , Mandatory Put ,
3.875% , 3/06/26 ................................................. 3,500,000 3,476,306
Main Street Natural Gas, Inc. ,
d
Revenue , 2021 A , Mandatory Put , 4% , 9/01/27 ............................ 3,250,000 3,234,686
Revenue , 2021 C , 4% , 12/01/23 ....................................... 725,000 725,000
Revenue , 2021 C , 4% , 12/01/24 ....................................... 735,000 732,576
d
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 4,500,000 4,397,801
d,e
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 15,000,000 14,240,075
d
Revenue , 2023 D , Mandatory Put , 5% , 12/01/30 ........................... 4,000,000 4,138,390
Private Colleges & Universities Authority ,
Mercer University , Revenue , 2021 , Refunding , 5% , 10/01/24 ................. 400,000 404,948
Mercer University , Revenue , 2021 , Refunding , 5% , 10/01/25 ................. 425,000 437,066
38,107,121
Hawaii 1.8%
University of Hawaii ,
Revenue , 2020 B , Refunding , 5% , 10/01/24 .............................. 3,440,000 3,489,021
Revenue , 2020 B , Refunding , 5% , 10/01/25 .............................. 3,440,000 3,556,185
Revenue , 2020 B , Refunding , 5% , 10/01/26 .............................. 2,865,000 3,025,830
Revenue , 2020 D , Refunding , 5% , 10/01/24 .............................. 600,000 608,550
Revenue , 2020 D , Refunding , 5% , 10/01/25 .............................. 1,725,000 1,783,262
Revenue , 2020 D , Refunding , 5% , 10/01/26 .............................. 4,360,000 4,604,753
17,067,601
Illinois 8.2%
Chicago Board of Education ,
GO , 1998 B-1 , NATL Insured , Zero Cpn., 12/01/23 ......................... 2,000,000 2,000,000
GO , 2018 A , Refunding , AGMC Insured , 5% , 12/01/23 ...................... 1,000,000 1,000,000
Chicago Park District ,
GO , 2020 F-2 , Refunding , 5% , 1/01/25 .................................. 350,000 355,591
GO , 2020 F-2 , Refunding , 5% , 1/01/26 .................................. 500,000 516,683
GO , 2020 F-2 , Refunding , 5% , 1/01/27 .................................. 550,000 577,936
Chicago Transit Authority Capital Grant Receipts , Revenue , 2021 , Refunding , 5% ,
6/01/24 ......................................................... 1,425,000 1,433,852
City of Chicago ,
GO , 2015 C , Refunding , 5% , 1/01/25 ................................... 1,900,000 1,922,269
GO , 2020 A , Refunding , 5% , 1/01/28 ................................... 3,100,000 3,237,076
City of Moline ,
GO , 2021 C , AGMC Insured , 0.702% , 12/01/23 ........................... 1,175,000 1,175,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
City of Moline, (continued)
GO , 2021 C , AGMC Insured , 1.151% , 12/01/24 ........................... $ 580,000 $ 555,432
GO , 2021 C , AGMC Insured , 1.439% , 12/01/25 ........................... 925,000 854,986
County of Cook , Sales Tax , Revenue , 2021 A , Refunding , 5% , 11/15/29 ...........
845,000 930,560
Illinois Finance Authority ,
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/27 ......... 2,810,000 1,271,525
d
Field Museum of Natural History , Revenue , 2019 , Refunding , Mandatory Put ,
4.924% , 9/01/25 ................................................. 3,635,000 3,632,490
Lifespace Communities, Inc. Obligated Group , Revenue , 2015 A , Refunding , 5% ,
5/15/27 ........................................................ 590,000 567,598
d
OSF Healthcare System Obligated Group , Revenue , 2020 B-1 , Refunding ,
Mandatory Put , 5% , 11/15/24 ....................................... 1,250,000 1,254,239
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 3% , 6/15/24 ..
2,500,000 2,482,981
State of Illinois ,
GO , 2010-4 , AGMC Insured , 6.875% , 7/01/25 ............................ 500,000 506,687
GO , 2016 , Refunding , 5% , 2/01/25 ..................................... 10,000,000 10,157,739
GO , 2016 , Refunding , 5% , 2/01/29 ..................................... 750,000 785,177
GO , 2017 C , 5% , 11/01/29 ........................................... 2,000,000 2,102,229
GO , 2017 D , 5% , 11/01/27 ........................................... 5,025,000 5,324,330
GO , 2018 A , 6% , 5/01/25 ............................................ 6,000,000 6,197,588
GO , 2018 A , Refunding , 5% , 10/01/29 .................................. 375,000 399,174
GO , 2018 B , Refunding , 5% , 10/01/31 .................................. 625,000 661,907
GO , 2019 B , 5% , 11/01/30 ........................................... 375,000 401,301
GO , 2022 B , Refunding , 5% , 3/01/24 ................................... 2,500,000 2,507,662
Sales Tax , Revenue , 2021 A , 4% , 6/15/24 ............................... 5,000,000 5,011,673
Sales Tax , Revenue , 2021 A , 4% , 6/15/27 ............................... 1,500,000 1,520,524
Sales Tax , Revenue, Junior Lien , 2021 C , Refunding , 5% , 6/15/24 ............. 3,300,000 3,324,889
Sales Tax , Revenue, Junior Lien , 2021 C , Refunding , 5% , 6/15/25 ............. 2,000,000 2,039,814
University of Illinois , Auxiliary Facilities System , Revenue , 2021 A , Refunding , 3% ,
4/01/25 ......................................................... 11,660,000 11,552,993
76,261,905
Indiana 1.4%
e
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 B , 4.75% , 8/01/24 1,560,000 1,518,042
Indiana Finance Authority ,
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/24 .. 1,000,000 984,511
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/25 .. 1,000,000 969,413
Indianapolis Power & Light Co. , Revenue , 2021 B , Refunding , 0.65% , 8/01/25 .... 4,500,000 4,192,865
d
Southern Indiana Gas & Electric Co. , Revenue , 2013 E , Refunding , Mandatory Put ,
3.55% , 8/01/28 .................................................. 5,000,000 4,968,953
12,633,784
Iowa 1.1%
Des Moines Independent Community School District , Sales Services & Use Tax ,
Revenue , 2018 , AGMC Insured , 3% , 6/01/29 ............................. 9,300,000 9,100,750
d
Iowa Finance Authority , Lifespace Communities, Inc. Obligated Group , Revenue , 2021
B , Refunding , Mandatory Put , 4.274% , ( SOFR + 0.55% ), 5/15/26 .............. 1,500,000 1,384,691
10,485,441
Kansas 0.2%
Reno County Unified School District No. 308 Hutchinson , GO , 2019 , Refunding , 5% ,
9/01/27 ......................................................... 1,575,000 1,686,084
Kentucky 4.0%
County of Trimble ,
Louisville Gas and Electric Co. , Revenue , 2001 A , Refunding , 0.625% , 9/01/26 ... 3,375,000 3,073,607
d,g
Louisville Gas and Electric Co. , Revenue , 2023 A , Mandatory Put , 4.7% , 6/01/27 .. 2,500,000 2,514,144

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
Eastern Kentucky University ,
Revenue , 2021 A , Refunding , 3.5% , 10/01/24 ............................. $ 1,120,000 $ 1,119,989
Revenue , 2021 A , Refunding , 3.5% , 10/01/25 ............................. 1,155,000 1,148,932
Revenue , 2021 A , Refunding , 4% , 10/01/26 .............................. 1,205,000 1,229,031
Revenue , 2021 A , Refunding , 4% , 10/01/27 .............................. 1,255,000 1,292,375
Revenue , 2021 A , Refunding , 4% , 10/01/28 .............................. 1,305,000 1,348,143
d
Kentucky Public Energy Authority ,
Revenue , 2020 A , Mandatory Put , 4% , 6/01/26 ............................ 10,000,000 9,839,939
Revenue , 2022 A-2 , Mandatory Put , 4.764% , 8/01/30 ....................... 14,125,000 13,667,285
e
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 B , 6.75% , 5/01/25 ................................ 1,360,000 1,317,488
36,550,933
Louisiana 4.4%
City of New Orleans ,
Sewerage Service , Revenue , 2020 B , 5% , 6/01/26 ......................... 450,000 468,914
Sewerage Service , Revenue , 2020 B , 5% , 6/01/27 ......................... 600,000 637,040
Sewerage Service , Revenue , 2020 B , 5% , 6/01/28 ......................... 550,000 593,077
d
Lake Charles Harbor & Terminal District , Big Lake Fuels LLC , Revenue , 2021 ,
Mandatory Put , 1% , 12/01/24 ......................................... 10,000,000 9,622,003
e
Louisiana Local Government Environmental Facilities & Community Development
Authority , Invest in Americas Veterans Foundation Louisiana, Inc. , Revenue , 144A,
2020 A , Refunding , 2.75% , 12/01/25 ................................... 503,000 485,564
h
Louisiana Offshore Terminal Authority , Loop LLC , Revenue , 2007 A , Refunding , 4.15% ,
9/01/27 ......................................................... 1,500,000 1,518,488
Louisiana Public Facilities Authority ,
Loyola University New Orleans , Revenue , 2021 , Refunding , 5% , 10/01/25 ....... 250,000 255,671
d
Ochsner Clinic Foundation Obligated Group , Revenue , 2020 B , Refunding ,
Mandatory Put , 5% , 5/15/25 ........................................ 7,500,000 7,629,051
d
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-1 , Refunding ,
Mandatory Put , 2.125% , 7/01/24 ...................................... 17,100,000 16,805,579
d
State of Louisiana , Gasoline & Fuels Tax , Revenue, Second Lien , 2022 A , Refunding ,
Mandatory Put , 4.224% , ( SOFR + 0.5% ), 5/01/26 .......................... 2,950,000 2,890,101
40,905,488
Maryland 2.6%
City of Baltimore , GO , 2017 B , Refunding , 5% , 10/15/25 ......................
5,000,000 5,181,237
City of Cumberland ,
GO , 2021 , Refunding , AGMC Insured , 5% , 6/01/24 ......................... 395,000 398,512
GO , 2021 , Refunding , AGMC Insured , 5% , 6/01/25 ......................... 455,000 466,975
Maryland Economic Development Corp. , Purple Line Transit Partners LLC , Revenue ,
2022 A , 5% , 11/12/28 ............................................... 10,000,000 10,204,537
d
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2020 B-2 , Refunding , Mandatory Put ,
5% , 7/01/27 ...................................................... 5,110,000 5,366,497
State of Maryland , GO , 2017 B , Refunding , 5% , 8/01/26 ......................
30,000 31,724
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/26 ............... 1,035,000 1,054,180
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/27 ............... 1,215,000 1,251,223
23,954,885
Massachusetts 1.7%
d
Massachusetts Development Finance Agency ,
Mass General Brigham, Inc. , Revenue , 2017 S-4 , Refunding , Mandatory Put , 5% ,
1/25/24 ........................................................ 5,000,000 5,010,837
President & Trustees of Williams College , Revenue , 2011 N , Mandatory Put , 0.45% ,
7/01/25 ........................................................ 1,000,000 938,254

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Housing Finance Agency , Revenue , 2022 C-3 , FHA Insured , 4% ,
6/01/26 ......................................................... $ 10,000,000 $ 10,111,838
16,060,929
Michigan 1.7%
Michigan Finance Authority , Henry Ford Health System Obligated Group , Revenue ,
2016 , Refunding , 5% , 11/15/27 ....................................... 2,000,000 2,078,969
d
Michigan Strategic Fund ,
Consumers Energy Co. , Revenue , 2005 , Mandatory Put , 0.875% , 10/08/26 ...... 5,915,000 5,209,641
Waste Management of Michigan, Inc. , Revenue , 2001 , Mandatory Put , 0.58% ,
8/01/24 ........................................................ 3,300,000 3,220,712
e
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue ,
144A, 2017 E , Refunding , 4% , 12/01/26 ................................. 5,000,000 5,058,217
15,567,539
Minnesota 3.0%
d
City of Columbia Heights , 42 Central LP , Revenue , 2022 A , Mandatory Put , 2.7% ,
7/01/24 ......................................................... 1,000,000 988,727
Dakota County Community Development Agency , Eagan AH I LLLP , Revenue , 2020 ,
4.125% , 6/01/24 ................................................... 1,680,000 1,680,054
Farmington Independent School District No. 192 , GO , 2015 C , Refunding , 5% , 2/01/24
6,065,000 6,081,277
Minnesota Higher Education Facilities Authority ,
University of St. Thomas , Revenue , 2019 , 5% , 10/01/26 ..................... 1,000,000 1,047,544
University of St. Thomas , Revenue , 2019 , 5% , 10/01/27 ..................... 1,000,000 1,066,646
d
Minnesota Municipal Gas Agency ,
Revenue , 2022 A , Mandatory Put , 4% , 12/01/27 ........................... 8,785,000 8,741,506
Revenue , 2022 B , Mandatory Put , 4.564% , 12/01/27 ....................... 8,000,000 7,920,333
27,526,087
Mississippi 0.6%
d
County of Jackson , Chevron Corp. , GO , 1994 , Refunding , Mandatory Put , 3.75% ,
2/01/24 ......................................................... 2,900,000 2,900,000
d
Mississippi Business Finance Corp. , Waste Management, Inc. , Revenue , 2004 ,
Mandatory Put , 0.7% , 9/01/26 ........................................ 2,500,000 2,265,318
Mississippi Home Corp. ,
e
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A-5 , 2.75% , 6/01/26 215,233 205,038
Patriot Services Group Pascagoula Portfolio II Obligated Group , Revenue , 2021 D-8 ,
2.9% , 6/01/26 ................................................... 62,807 60,053
5,430,409
Missouri 0.2%
Missouri Development Finance Board ,
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/24 ............... 300,000 300,656
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/25 ............... 500,000 503,997
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/26 ............... 405,000 411,204
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/27 ............... 660,000 676,246
1,892,103
Nebraska 0.7%
d
Central Plains Energy Project , Revenue , 2018 A , Refunding , Mandatory Put , 5% ,
1/01/24 ......................................................... 4,250,000 4,261,181
Nebraska Public Power District , Revenue , 2021 C , Refunding , 5% , 1/01/24 ........
2,500,000 2,503,153
6,764,334
Nevada 0.5%
Las Vegas Valley Water District ,
GO , 2020 D , Refunding , 5% , 6/01/24 ................................... 1,745,000 1,760,517

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nevada (continued)
Las Vegas Valley Water District, (continued)
GO , 2020 D , Refunding , 5% , 6/01/25 ................................... $ 2,750,000 $ 2,828,047
4,588,564
New Hampshire 0.5%
d
New Hampshire Business Finance Authority , Waste Management, Inc. , Revenue , 2018
A , Refunding , Mandatory Put , 3.675% , ( SIFMA Municipal Swap Index + 0.375% ),
7/01/24 ......................................................... 5,000,000 4,969,882
New Jersey 8.2%
City of Newark , GO , 2020 A , Refunding , AGMC Insured , 5% , 10/01/24 ...........
1,000,000 1,013,432
County of Atlantic ,
GO , 2020 , 0.375% , 6/01/24 .......................................... 1,765,000 1,732,109
GO , 2020 , 0.375% , 6/01/25 .......................................... 1,800,000 1,700,729
County of Morris , GO , 2021 , 2% , 2/01/26 .................................
4,215,000 4,061,200
County of Union , GO , 2020 , 0.5% , 3/01/24 ................................
5,290,000 5,242,833
Garden State Preservation Trust , Revenue , 2005 A , AGMC Insured , 5.75% , 11/01/28
25,000,000 26,740,320
New Jersey Economic Development Authority ,
e
Revenue , 144A, 2019 , Refunding , 5.25% , 9/01/27 ......................... 6,000,000 6,479,368
New Jersey Transit Corp. , Revenue , 2022 A , 5% , 11/01/25 ................... 1,000,000 1,034,392
d
New Jersey-American Water Co., Inc. , Revenue , 2019 B , Refunding , Mandatory Put ,
2.05% , 12/03/29 ................................................. 7,500,000 6,484,008
New Jersey Educational Facilities Authority , Revenue , 2014 , 5% , 6/01/24 .........
280,000 282,285
New Jersey Transportation Trust Fund Authority ,
Revenue , 2006 C , AMBAC Insured , Zero Cpn., 12/15/26 .................... 10,000,000 9,019,837
Revenue , 2006 C , BHAC Insured , Zero Cpn., 12/15/27 ...................... 11,110,000 9,762,475
Newark Board of Education , GO , 2021 , Refunding , 5% , 7/15/24 ................
400,000 403,787
State of New Jersey , GO , 3% , 6/01/25 ....................................
2,000,000 1,990,061
75,946,836
New Mexico 0.7%
d
City of Farmington ,
Public Service Co. of New Mexico , Revenue , 2010 A , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ 4,250,000 3,801,239
Public Service Co. of New Mexico , Revenue , 2010 D , Refunding , Mandatory Put ,
3.9% , 6/01/28 ................................................... 3,000,000 3,000,270
6,801,509
New York 4.4%
County of Suffolk , GO , 2018 B , AGMC Insured , 4% , 10/15/28 ..................
4,205,000 4,323,640
Metropolitan Transportation Authority , Revenue , 2017 A-2 , Refunding , 5% , 11/15/25 .
3,980,000 4,109,871
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC , Revenue , 2021 A , Refunding , AGMC Insured , 5% , 1/01/24 1,000,000 1,001,147
Queens Ballpark Co. LLC , Revenue , 2021 A , Refunding , AGMC Insured , 5% , 1/01/25 1,000,000 1,017,777
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27
780,000 687,114
New York State Energy Research & Development Authority ,
New York State Electric & Gas Corp. , Revenue , 1994 D , Refunding , 3.5% , 10/01/29 3,000,000 2,935,468
d
Rochester Gas and Electric Corp. , Revenue , 1997 A , Refunding , Mandatory Put , 3% ,
7/01/25 ........................................................ 10,000,000 9,930,366
New York State Housing Finance Agency ,
Revenue , 2020 F , 1.1% , 11/01/26 ...................................... 2,860,000 2,633,652
d
Revenue , 2022 A-2 , Mandatory Put , 2.5% , 5/01/27 ......................... 3,000,000 2,871,170
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/36 .......................... 7,195,000 7,245,348
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/25 ... 500,000 510,002
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/25 ... 2,200,000 2,262,286

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
State of New York Mortgage Agency , Homeowner Mortgage , Revenue , 212 , 2.95% ,
4/01/25 ......................................................... $ 895,000 $ 884,733
40,412,574
North Carolina 0.9%
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/24 .......... 1,200,000 1,208,799
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/25 .......... 1,000,000 1,017,197
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/26 .......... 850,000 877,172
North Carolina State University at Raleigh ,
Revenue , 2018 , Refunding , 5% , 10/01/26 ................................ 3,000,000 3,175,940
Revenue , 2018 , Refunding , 5% , 10/01/27 ................................ 1,500,000 1,622,469
7,901,577
North Dakota 1.6%
Cass County Joint Water Resource District , GO , 2021 A , Refunding , 0.48% , 5/01/24 .
5,000,000 4,905,182
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/27 .. 2,325,000 2,382,871
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/28 .. 1,680,000 1,730,707
City of Horace ,
GO , 2022 A , Refunding , 3.25% , 8/01/24 ................................. 340,000 340,015
GO , 2023 B , Refunding , 5.125% , 7/01/25 ................................ 5,000,000 5,036,978
14,395,753
Ohio 1.8%
d
Ohio Air Quality Development Authority , Duke Energy Corp. , Revenue , 2022 A ,
Refunding , Mandatory Put , 4.25% , 6/01/27 ............................... 7,500,000 7,533,779
e
Ohio Housing Finance Agency ,
Revenue , 144A, 2023 B , 6% , 2/01/26 ................................... 1,700,000 1,698,140
Middletown Phase Two LP , Revenue , 144A, 2023 B , 6.25% , 3/01/26 ........... 3,000,000 3,002,471
Sycamore Community City School District , GO , 2020 , 4% , 12/01/23 .............
2,560,000 2,560,000
Youngstown State University ,
Revenue , 2021 , Refunding , AGMC Insured , 4% , 12/15/24 ................... 645,000 649,877
Revenue , 2021 , Refunding , AGMC Insured , 4% , 12/15/25 ................... 580,000 589,863
Revenue , 2021 , Refunding , AGMC Insured , 4% , 12/15/26 ................... 850,000 872,130
16,906,260
Oregon 0.9%
Deschutes & Jefferson Counties School District No. 2J Redmond , GO , 2021 , 3% ,
6/15/25 ......................................................... 850,000 849,829
Salem-Keizer School District No. 24J , GO , 2018 , 5% , 6/15/25 ..................
2,000,000 2,059,893
State of Oregon , GO , 2015 B , Refunding , 5% , 8/01/27 ........................
2,785,000 2,874,280
e
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/25 ............................ 2,270,000 2,251,481
8,035,483
Pennsylvania 5.6%
Allegheny County Airport Authority , Revenue , 2023 A , AGMC Insured , 5.25% , 1/01/36
1,000,000 1,120,347
Allegheny County Hospital Development Authority , Allegheny Health Network Obligated
Group , Revenue , 2018 A , Refunding , 5% , 4/01/24 ......................... 4,000,000 4,017,505
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 2022 , Refunding , 5% , 5/01/24 ................................. 150,000 150,591
Revenue , 2022 , Refunding , 5% , 5/01/25 ................................. 500,000 506,068
Revenue , 2022 , Refunding , 5% , 5/01/26 ................................. 500,000 512,569
Revenue , 2022 , Refunding , 5% , 5/01/27 ................................. 590,000 610,961

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
d
Bethlehem Area School District Authority , Revenue , 2021 A , Refunding , Mandatory
Put , 3.914% , ( SOFR + 0.35% ), 11/01/25 ................................ $ 1,990,000 $ 1,955,549
d
Geisinger Authority , Geisinger Health System Obligated Group , Revenue , 2014 B ,
Refunding , Mandatory Put , 4.725% , ( 1-month TSOF + 1.184% ), 6/01/24 ......... 10,000,000 10,011,240
Lehigh County Industrial Development Authority , PPL Electric Utilities Corp. , Revenue ,
2016 B , Refunding , 2.625% , 2/15/27 ................................... 8,500,000 8,236,415
d
Montgomery County Industrial Development Authority , Constellation Energy Generation
LLC , Revenue , 2023 A , Refunding , Mandatory Put , 4.1% , 4/03/28 ............. 5,000,000 5,013,553
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group , Revenue , 2017 A , Refunding , 5% , 11/15/29 ........... 1,230,000 1,291,897
d
Waste Management, Inc. , Revenue , 2021 A , Mandatory Put , 3.7% , 6/03/24 ...... 6,000,000 5,968,417
d
Waste Management, Inc. , Revenue , 2021 B , Refunding , Mandatory Put , 1.1% ,
11/02/26 ....................................................... 4,000,000 3,646,030
Philadelphia Gas Works Co. ,
Revenue , 16th A , AGMC Insured , 5% , 8/01/25 ............................ 500,000 514,691
Revenue , 16th A , AGMC Insured , 5% , 8/01/26 ............................ 600,000 629,598
f
University of Pittsburgh-of the Commonwealth System of Higher Education , Revenue ,
FRN , 2019 , ETM, 3.66% , ( SIFMA Municipal Swap Index + 0.36% ), 2/15/24 ...... 7,750,000 7,750,630
51,936,061
Rhode Island 0.2%
City of Providence ,
GO , 2021 A , Refunding , 5% , 1/15/24 ................................... 500,000 500,724
GO , 2021 A , Refunding , 5% , 1/15/25 ................................... 500,000 508,408
GO , 2021 A , Refunding , 5% , 1/15/26 ................................... 500,000 516,533
1,525,665
South Carolina 1.8%
d
Columbia Housing Authority , Columbia Leased Housing Associates I LLLP , Revenue ,
2022 , Mandatory Put , 2.25% , 10/01/25 .................................. 9,000,000 8,780,803
e
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3% , 11/01/26 ................................... 520,000 483,789
d
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 3,535,000 3,720,611
South Carolina Public Service Authority , Revenue , 2021 B , 5% , 12/01/24 ..........
1,750,000 1,771,724
e
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. 1,500,000 1,462,863
16,219,790
South Dakota 0.0%
†
South Dakota Health & Educational Facilities Authority , Sanford Obligated Group ,
Revenue , 2021 , Refunding , 1.225% , 11/01/24 ............................ 450,000 432,631
Tennessee 3.4%
State of Tennessee , GO , 2023 A , 5% , 5/01/31 ..............................
6,670,000 7,663,158
d
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 8,010,000 8,339,452
Tennessee Energy Acquisition Corp. ,
Revenue , 2021 A , 5% , 11/01/24 ....................................... 250,000 252,190
Revenue , 2021 A , 5% , 11/01/25 ....................................... 350,000 356,628
d
Revenue , 2023 A-1 , Refunding , Mandatory Put , 5% , 5/01/28 ................. 14,560,000 14,895,333
31,506,761

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 3.2%
Central Texas Turnpike System , Revenue, First Tier , 2002 A , BHAC, AMBAC Insured ,
Zero Cpn., 8/15/27 ................................................. $ 3,280,000 $ 2,908,772
City of Dallas , Waterworks & Sewer System , Revenue , 2015 A , Refunding , 5% ,
10/01/26 ........................................................ 5,000,000 5,156,432
City of Houston , Combined Utility System , Revenue, First Lien , 2018 D , Refunding , 5% ,
11/15/26 ........................................................ 1,000,000 1,062,011
City of Lubbock , GO , 2018 , Refunding , 5% , 2/15/25 .........................
5,150,000 5,266,230
Kaufman County Fresh Water Supply District No. 1-D ,
GO , 2021 , 2% , 9/01/24 ............................................. 140,000 136,647
GO , 2021 , 2% , 9/01/25 ............................................. 145,000 137,406
GO , 2021 , 2% , 9/01/26 ............................................. 150,000 138,500
GO , 2021 , 2% , 9/01/27 ............................................. 155,000 139,774
d
Mission Economic Development Corp. , Waste Management, Inc. , Revenue , 2023 A ,
Mandatory Put , 4.25% , 6/03/24 ....................................... 3,250,000 3,244,912
d
Texas Department of Housing & Community Affairs , FishPond Living at Corpus Christi
LP , Revenue , 2020 , Mandatory Put , 4% , 12/01/23 ......................... 2,000,000 2,000,000
d
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 A , Mandatory Put ,
5.5% , 1/01/30 .................................................... 5,000,000 5,312,706
d
THF Public Facility Corp. , THF Little Elm Leased Housing Associates II LP , Revenue ,
2022 , Mandatory Put , 3.25% , 9/01/25 ................................... 3,500,000 3,446,429
e
Town of Little Elm , Valencia Public Improvement District Improvement Area No. 3 ,
Special Assessment , 144A, 2021 , 2.375% , 9/01/26 ......................... 140,000 128,587
Westside 211 Special Improvement District ,
GO, Sub. Lien , 2021 , 2% , 8/15/25 ..................................... 265,000 251,535
GO, Sub. Lien , 2021 , 2% , 8/15/27 ..................................... 280,000 257,755
29,587,696
Virginia 0.5%
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/29 ........................................................ 180,000 179,957
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
7/01/29 ........................................................ 1,750,000 1,748,617
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 3% , 12/01/23 ... 300,000 300,000
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 3% , 12/01/24 ... 220,000 215,980
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 3% , 12/01/25 ... 230,000 221,550
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 3% , 12/01/26 ... 235,000 222,276
d
Pure Salmon Virginia LLC , Revenue , 2022 , Mandatory Put , 5% , 11/15/24 ........ 1,500,000 1,504,491
4,392,871
Washington 1.1%
Auburn School District No. 408 of King & Pierce Counties , GO , 2018 , 5% , 12/01/27 ..
1,700,000 1,846,720
Spokane County School District No. 354 Mead ,
GO , 2018 , 4% , 12/01/32 ............................................. 1,150,000 1,170,572
GO , 2018 , 5% , 12/01/33 ............................................. 1,500,000 1,609,471
State of Washington , GO , R-2015 D , Refunding , 5% , 7/01/28 ..................
3,985,000 4,063,859
e
Washington Health Care Facilities Authority , Fred Hutchinson Cancer Center Obligated
Group , Revenue , 144A, 2021 , 5% , 12/01/31 .............................. 280,000 304,367
e
Washington State Housing Finance Commission , Seattle Academy of Arts & Sciences ,
Revenue , 144A, 2023 , Refunding , 5% , 7/01/28 ............................ 725,000 759,921
9,754,910
West Virginia 0.1%
d
West Virginia Economic Development Authority , Appalachian Power Co. , Revenue ,
2010 A , Refunding , Mandatory Put , 0.625% , 12/15/25 ...................... 1,000,000 912,749

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 0.7%
Public Finance Authority ,
2017 IAVF Rubix LLC , Revenue , 2020 A , 2.75% , 12/01/25 ................... $ 345,163 $ 333,200
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/26 .......... 150,000 148,240
e
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 3,000,000 3,085,553
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/25 ........................................... 285,000 279,586
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/26 ........................................... 300,000 291,862
e
WV 2020 Holdings LLC Obligated Group , Revenue , 144A, 2020 B , 4.25% , 6/01/25 1,135,000 1,096,598
Wisconsin Health & Educational Facilities Authority ,
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/24 .................................................... 160,000 159,698
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/26 .................................................... 345,000 328,365
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/27 .................................................... 360,000 334,599
6,057,701
Wyoming 0.1%
County of Laramie , Cheyenne Regional Medical Center , Revenue , 2021 , Refunding ,
4% , 5/01/27 ...................................................... 550,000 565,054
U.S. Territories 1.2%
District of Columbia 1.1%
District of Columbia , Income Tax , Revenue , 2022 C , Refunding , 5% , 12/01/27 ......
9,150,000 9,968,653
Puerto Rico 0.1%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/25 .. 195,000 198,608
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/27 .. 450,000 469,959
668,567
Total U.S. Territories .................................................................... 10,637,220
Total Municipal Bonds (Cost $ 850,046,509 ) .....................................
829,121,578
Total Long Term Investments (Cost $ 932,177,822 ) ...............................
908,931,898
a
a a a a
Short Term Investments 1.0%
Municipal Bonds 1.0%
Minnesota 0.2%
i
City of Minneapolis , Fairview Health Services Obligated Group , Revenue , 2018 C ,
Refunding , LOC Wells Fargo Bank NA , Daily VRDN and Put , 3.4% , 11/15/48 ..... 1,200,000 1,200,000
New York 0.8%
i
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2017 BB-1B , SPA State Street Bank & Trust Co. , Daily VRDN and Put , 3.35% ,
6/15/49 ......................................................... 7,800,000 7,800,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 199 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Pennsylvania 0.0%
†
i
General Authority of Southcentral Pennsylvania , WellSpan Health Obligated Group ,
Revenue , 2019 D , Refunding , Daily VRDN and Put , 3.34% , 6/01/37 ............ $ 200,000 $ 200,000
Total Municipal Bonds (Cost $ 9,200,000 ) .......................................
9,200,000
Total Short Term Investments (Cost $ 9,200,000 ) .................................
9,200,000
a
Total Investments (Cost $ 941,377,822 ) 99 .4% ...................................
$918,131,898
Other Assets, less Liabilities 0 .6% .............................................
5,970,830
Net Assets 100.0% ...........................................................
$924,102,728
†
Rounds to less than 0.1% of net assets.
a
See Note 5 regarding investments in affiliated management investment companies.
b
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
c
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
d
The maturity date shown represents the mandatory put date.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the aggregate value of these securities was $62,260,529, representing 6.7% of net assets.
f
The coupon rate shown represents the rate at period end.
g
Security purchased on a when-issued basis.
h
A portion or all of the security purchased on a delayed delivery basis.
i
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2023
Franklin Georgia Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 900,000 $ 883,332
Total Corporate Bonds (Cost $900,000) ........................................
883,332
Municipal Bonds 97.3%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
1,300,000 1,064,067
Florida 1.3%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 2,592,000 2,124,167
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 750,000 489,378
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 2,030,000 1,700,125
4,313,670
Georgia 87.2%
Athens Housing Authority , UGAREF East Campus Housing Phase II LLC , Revenue ,
2017 , Refunding , 4% , 6/15/40 ........................................ 5,000,000 4,890,479
Atlanta Development Authority (The) ,
City of Atlanta Hotel Motel Tax, Revenue, 2015 A-1, 5.25%, 7/01/40 ............ 7,750,000 7,883,771
City of Atlanta Hotel Motel Tax, Revenue, 2015 A-1, 5.25%, 7/01/44 ............ 3,000,000 3,040,758
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/26 .. 2,555,000 2,600,146
Auburn Urban Redevelopment Agency ,
City of Auburn, Revenue, 2020, BAM Insured, 4%, 10/01/45 .................. 1,000,000 969,674
City of Auburn, Revenue, 2020, BAM Insured, 4%, 10/01/50 .................. 1,000,000 945,166
Bainbridge Public Facilities Authority , County of Decatur , Revenue , 2018 , AGMC
Insured , 4% , 3/01/43 ............................................... 3,000,000 2,946,444
Bleckley County School District , GO , 2020 , 5% , 10/01/42 .....................
2,055,000 2,204,243
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 3,000,000 2,868,536
Carroll City-County Hospital Authority ,
Tanner Medical Center Obligated Group, Revenue, 2015, 5%, 7/01/41 .......... 2,000,000 2,020,316
Tanner Medical Center Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/50 . 2,950,000 2,765,214
City of Atlanta ,
GO, 2022 A-1, 5%, 12/01/38 ......................................... 5,000,000 5,626,056
Airport Passenger Facility Charge, Revenue, 2023 E, 5.25%, 7/01/43 ........... 3,000,000 3,244,900
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2019 D, 4%, 7/01/36 ..... 4,500,000 4,484,856
BeltLineTAD, Tax Allocation, 2016 B, Refunding, 5%, 1/01/31 ................. 1,780,000 1,863,064
Department of Aviation, Revenue, 2021 C, Refunding, 5%, 7/01/37 ............. 1,500,000 1,614,085
Water & Wastewater, Revenue, 2001 A, AGMC, NATL RE Insured, 5.5%, 11/01/27 . 4,085,000 4,318,531
Water & Wastewater, Revenue, 2018 B, Refunding, 5%, 11/01/47 .............. 5,000,000 5,160,371
City of Baldwin , Water & Sewerage , Revenue , 2021 , Refunding , BAM Insured , 3% ,
6/01/46 ......................................................... 1,835,000 1,421,703
City of Buford , GO , 2017 C , Pre-Refunded , 4% , 1/01/43 ......................
5,000,000 5,178,507
City of Cartersville , Water & Sewer , Revenue , 2018 , Refunding , 5% , 6/01/48 .......
4,000,000 4,123,262
City of Dalton , GO , 2018 , 5% , 2/01/48 ....................................
3,000,000 3,114,978
City of Monroe , Combined Utility , Revenue , 2020 , AGMC Insured , 4% , 12/01/50 ....
1,500,000 1,417,546
City of Warner Robins , Water & Sewerage , Revenue , 2020 , Refunding , 4% , 7/01/45 .
1,000,000 979,634
Clayton County Development Authority ,
USG Real Estate Foundation XIII LLC, Revenue, 2022 A, 5%, 6/15/32 .......... 1,295,000 1,483,484
USG Real Estate Foundation XIII LLC, Revenue, 2022 A, 5%, 6/15/33 .......... 1,210,000 1,400,038
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 5%, 4/01/38 375,000 393,598

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Cobb County Kennestone Hospital Authority, (continued)
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/39 $ 425,000 $ 420,265
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 5%, 4/01/40 400,000 416,328
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/41 375,000 365,199
WellStar Health System Obligated Group, Revenue, 2022 A, 4%, 4/01/52 ........ 3,100,000 2,804,179
Columbia County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2023 A , 5.125% , 4/01/48 .................................... 3,000,000 3,190,348
County of DeKalb , Water & Sewerage , Revenue , 2006 B , Refunding , AGMC Insured ,
5% , 10/01/35 ..................................................... 4,000,000 4,177,341
County of Fulton , Water & Sewerage , Revenue , 2020 A , 3% , 1/01/45 .............
5,000,000 3,926,731
County of Rockdale , Stormwater System , Revenue , 2021 , 4% , 7/01/41 ...........
500,000 502,881
Coweta County Water & Sewage Authority ,
Revenue, 2021 B, 3%, 6/01/43 ........................................ 820,000 664,279
Revenue, 2021 B, 3%, 6/01/46 ........................................ 1,000,000 780,147
Dalton Whitfield County Joint Development Authority , Hamilton Health Care System
Obligated Group , Revenue , 2017 , 4% , 8/15/41 ............................ 3,000,000 2,928,463
DeKalb Newton & Gwinnett Counties Joint Development Authority , GGCF Athletic
Fields LLC , Revenue , 2012 A , AGMC Insured , 5% , 7/01/39 .................. 2,500,000 2,501,622
Development Authority for Fulton County ,
Georgia Tech Facilities, Inc., Revenue, 2018, 4%, 3/01/43 ................... 2,000,000 1,990,582
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%,
7/01/46 ........................................................ 5,840,000 5,910,983
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2019 A, 4%, 7/01/49 ...... 5,000,000 4,584,249
Tuff/Atlanta Housing LLC, Revenue, 2022, Refundin g, 5%, 9/01/29 ............. 1,000,000 1,095,748
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/30 ............. 1,030,000 1,139,377
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/31 ............. 1,235,000 1,381,989
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/32 ............. 1,350,000 1,527,127
WellStar Health System Obligated Group, Revenue, 2020 A, 4%, 4/01/50 ........ 3,000,000 2,731,678
Development Authority of Burke County (The) , Oglethorpe Power Corp. , Revenue ,
2017 D , Refunding , 4.125% , 11/01/45 .................................. 6,000,000 5,252,303
Development Authority of Cobb County (The) ,
Georgia Tech Cobb Research Campus LLC, Revenue, 2017 A, 4%, 6/01/42 ...... 1,600,000 1,562,791
Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Senior
Lien, 2015 A, Refunding, 5%, 7/15/38 ................................. 2,000,000 2,028,248
KSU 2020 Housing Re al Estate Foundation LLC, Revenue, 2020, 4%, 7/15/52 .... 5,720,000 5,132,626
KSU University II Real Estate Foundation LLC, Revenue, 2021, Refunding, 4%,
7/15/34 ........................................................ 1,000,000 1,026,959
University System of Georgia, Revenue, 2020 C, 4%, 7/15/52 ................ 2,000,000 1,817,341
Development Authority of Gwinnett County , Gwinnett County School District , COP ,
2006 , NATL Insured , 5.25% , 1/01/24 ................................... 2,000,000 2,002,815
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 4,825,000 3,814,407
Etowah Water & Sewer Authority , Revenue , 2019 , Refunding , BAM Insured , 3% ,
3/01/44 ......................................................... 1,250,000 974,594
Floyd County Hospital Authority , Floyd Obligated Group , Revenue , 2016 , Pre-
Refunded , 4% , 7/01/43 ............................................. 3,000,000 3,088,298
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 6,000,000 5,541,698
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group, Revenue, 2017 A, Refunding,
5%, 2/15/42 .................................................... 7,000,000 7,125,990
Northeast Georgia Health System Obligated Group, Revenue, 2020 A, Refunding,
4%, 2/15/45 .................................................... 5,000,000 4,723,313
Northeast Georgia Health System Obligated Group, Revenue, 2021 A, 4%, 2/15/51 5,000,000 4,557,974
Georgia Higher Education Facilities Authority , USG Real Estate Foundation III LLC ,
Revenue , 2020 , Refunding , 4% , 6/15/41 ................................. 2,305,000 2,236,752

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Georgia Housing & Finance Authority ,
Revenue, 2013 A, 3.8%, 12/01/37 ..................................... $ 1,655,000 $ 1,531,792
Revenue, 2018 A, 3.85%, 12/01/38 .................................... 1,170,000 1,086,547
Revenue, 2018 A, 3.95%, 12/01/43 .................................... 1,210,000 1,131,887
Revenue, 2019 A, Refunding, 3.7%, 6/01/49 .............................. 4,565,000 4,020,771
Georgia Ports Authority ,
Revenue, 2021, 4%, 7/01/51 ......................................... 4,395,000 4,314,593
Revenue, 2022, 5%, 7/01/47 ......................................... 2,500,000 2,702,068
Revenue, 2022, 5.25%, 7/01/52 ....................................... 2,000,000 2,186,628
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 5,000,000 4,902,878
Henry County School District , GO , 2016 , Pre-Refunded , 4% , 8/01/33 .............
5,000,000 5,147,050
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/25 ...................................... 2,500,000 2,552,600
Revenue, 2007 A, 5.5%, 9/15/27 ...................................... 5,000,000 5,233,741
Revenue, 2019 A, 5%, 5/15/37 ........................................ 1,975,000 2,076,902
Revenue, 2019 A, 5%, 5/15/38 ........................................ 1,000,000 1,041,432
b,c
Revenue, 144A, 2022 C, Mandatory Put, 4%, 11/01/27 ...................... 8,000,000 7,594,707
c
Revenue, 2023 A, Mandatory Put, 5%, 6/01/30 ............................ 5,000,000 5,165,438
c
Revenue, 2023 D, Mandatory Put, 5%, 12/01/30 ........................... 2,000,000 2,069,195
c
Revenue, 2023 E-1, Mandatory Put, 5%, 6/01/31 .......................... 2,000,000 2,097,775
Monroe County Public Facilities Authority , County of Monroe , Revenue , 2020 , 4% ,
6/01/42 ......................................................... 1,000,000 967,975
Moultrie-Colquitt Counties Development Authority , Philadelphia College of Osteopathic
Medicine Obligated Group , Revenue , 2018 , 5% , 12/01/43 ................... 4,815,000 5,085,506
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, AGMC Insured, 4%, 1/01/44 ............................ 5,000,000 4,894,501
Revenue, 2020 A, Refunding, 5%, 1/01/50 ............................... 3,500,000 3,588,291
Revenue, 2021 A, Refunding, 4%, 1/01/46 ............................... 330,000 299,456
Revenue, 2021 A, Refunding, 4%, 1/01/51 ............................... 425,000 375,238
Revenue, 2021 A, Refunding, 5%, 1/01/56 ............................... 750,000 757,470
Revenue, 2023 A, 5.5%, 7/01/64 ...................................... 2,000,000 2,073,887
Private Colleges & Universities Authority ,
Emory University, Revenue, 2013 A, 5%, 10/01/43 ......................... 5,000,000 5,000,780
Mercer University, Revenue, 2021, Refunding, 4%, 10/01/50 ................. 5,400,000 4,944,485
Mercer University, Revenue, 2022, Refunding, 5.25%, 10/01/51 ............... 4,500,000 4,726,839
Richmond County Hospital Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2016 , Refunding , 4% , 1/01/35 ................................. 5,000,000 5,011,076
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019 A , Refunding , 4% , 7/01/43 ............................... 10,000,000 9,406,815
Sinclair Water Authority , Revenue , 2019 , Refunding , AGMC Insured , 5% , 4/01/48 ...
2,000,000 2,081,405
Worth County School District , GO , 2017 , 5% , 12/01/42 .......................
5,000,000 5,187,528
282,142,241
Illinois 1.0%
State of Illinois ,
GO, 2021 A, 5%, 3/01/32 ............................................ 250,000 274,572
GO, 2021 B, 4%, 12/01/38 ........................................... 3,000,000 2,929,945
3,204,517
New Jersey 0.4%
New Jersey Transportation Trust Fund Authority , Revenue , 2018 A , Refunding , 5% ,
12/15/35 ........................................................ 1,200,000 1,285,104

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York 0.9%
Metropolitan Transportation Authority ,
Revenue, 2020 A-1, 4%, 11/15/53 ..................................... $ 100,000 $ 89,358
Revenue, 2020 D, 4%, 11/15/47 ....................................... 600,000 554,438
Revenue, 2021 A-2, 4%, 11/15/42 ..................................... 2,300,000 2,164,032
2,807,828
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 900,000 710,334
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 900,000 708,254
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 500,000 374,838
1,793,426
Texas 0.6%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,200,000 840,288
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,500,000 1,093,526
1,933,814
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 900,000 710,198
Wisconsin 1.3%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 900,000 695,053
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 1,500,000 1,184,003
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 2,300,000 2,300,000
4,179,056
U.S. Territories 3.5%
Puerto Rico 3.5%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.25% , 7/01/32 ................
4,800,000 4,782,225
HTA TRRB Custodial Trust , Revenue , 2005 L , 5.25% , 7/01/41 ..................
1,100,000 1,079,486
Puerto Rico Electric Power Authority ,
a,d
Revenue, 6%, 7/01/41 .............................................. 255,064 255,064
a,d
Revenue, 7.125%, 7/01/59 ........................................... 1,238,735 1,238,735
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 560,000 554,875
e
Revenue, XX, 5.25%, 7/01/40 ........................................ 2,270,000 573,175
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 136,367 135,003
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 88,620 57,486
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 151,593 98,156
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
2,480,000 2,410,758
11,184,963
Total U.S. Territories .................................................................... 11,184,963
Total Municipal Bonds (Cost $338,498,214) .....................................
314,618,884

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 199 .
a a
Shares a Value
a a a a a
Escrows and Litigation Trusts 0.0%
†
a,f
Puerto Rico Electric Power Authority, Escrow Account ........................ 115,316 $ 92,253
Total Escrows and Litigation Trusts (Cost $–) ...................................
92,253
Total Long Term Investments (Cost $339,398,214) ...............................
315,594,469
a
a a a a
a
Total Investments (Cost $339,398,214) 97.6% ...................................
$315,594,469
Other Assets, less Liabilities 2.4% .............................................
7,882,145
Net Assets 100.0% ...........................................................
$323,476,614
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the aggregate value of these securities was $21,506,857, representing 6.6% of net assets.
c
The maturity date shown represents the mandatory put date.
d
Security purchased on a when-issued basis.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Non-income producing.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2023
Franklin High Yield Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Management Investment Companies 1.5%
Capital Markets 1.5%
a
Franklin Dynamic Municipal Bond ETF ................................... 1,755,000 $ 41,523,300
Vanguard Tax-Exempt Bond Index ETF ................................... 650,000 32,506,500
74,029,800
Total Management Investment Companies (Cost $77,580,019) ....................
74,029,800
Principal
Amount
a a a a
Corporate Bonds 2.7%
Commercial Services & Supplies 0.6%
b
CalPlant I LLC ,
c
Senior Secured Note, 144A, 15%, 7/01/25 ............................... $ 5,795,000 5,795,000
d,e
21 A, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,920,000 1,344,000
d,e
21 B, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 7,205,000 5,043,500
d,e
22 A, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 3,975,000 2,782,500
d,e
22 B, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 345,000 241,500
d,e
22 C, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 2,610,000 2,610,000
d,e
22 X, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 3,910,000 3,910,000
d,e
23 A, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,380,000 1,380,000
d,e
23 B, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,225,000 1,225,000
d,e
23 C, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,955,000 1,955,000
d,e
23 D, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,700,000 1,700,000
d,e
23 E, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,915,000 1,915,000
29,901,500
Diversified Consumer Services 1.8%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
93,710,000 83,333,492
Electric Utilities 0.3%
c
Mission Rock Utilities, Inc. , 144A, 7% , 7/01/27 .............................. 15,000,000 14,340,181
Oil, Gas & Consumable Fuels 0.0%
†
b,c
Red River Biorefinery LLC , 23 A , Senior Secured Note , 144A, 15% , 12/31/23 ...... 1,280,000 1,280,000
Total Corporate Bonds (Cost $143,770,332) .....................................
128,855,173
Municipal Bonds 96.2%
Alabama 3.2%
County of Jefferson ,
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/31 .................... 24,845,000 14,375,265
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/32 .................... 30,825,000 16,449,330
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/33 .................... 35,700,000 17,591,582
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/34 .................... 28,020,000 12,720,408
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/35 .................... 15,000,000 6,278,743
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/36 .................... 12,425,000 4,780,773
Sewer, Revenue, Sub. Lien, 2013 F, 7.5%, 10/01/39 ........................ 75,000,000 78,870,442
MidCity Improvement District ,
Assessment Area, Special Assessment, 2022, 3.875%, 11/01/27 .............. 300,000 278,433
Assessment Area, Special Assessment, 2022, 4.25%, 11/01/32 ............... 600,000 527,566
Assessment Area, Special Assessment, 2022, 4.5%, 11/01/42 ................ 2,090,000 1,697,465
Assessment Area, Special Assessment, 2022, 4.75%, 11/01/49 ............... 2,400,000 1,914,865
155,484,872

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona 1.8%
Arizona Industrial Development Authority , Great Lakes Senior Living Communities LLC ,
Revenue, Second Tier , 2019 B , 5.125% , 1/01/54 .......................... $ 3,005,000 $ 1,493,673
c
Industrial Development Authority of the County of Pima (The) ,
American Leadership Academy, Inc., Revenue, 144A, 2019, Refunding, 5%, 6/15/49 1,235,000 1,105,710
American Leadership Academy, Inc., Revenue, 144A, 2022, Refunding, 4%, 6/15/57 8,500,000 6,036,278
La Posada at Park Centre, Inc. Obligated Group, Revenue, 144A, 2022 A, 7%,
11/15/57 ....................................................... 5,000,000 5,055,936
La Posada at Park Centre, Inc. Obligated Group, Revenue, 144A, 2022 B-1, 6.625%,
5/15/31 ........................................................ 4,000,000 3,973,202
c
Maricopa County Industrial Development Authority ,
Benjamin Franklin Charter School Obligated Group, Revenue, 144A, 2018 A, 6%,
7/01/38 ........................................................ 5,000,000 5,146,431
Benjamin Franklin Charter School Obligated Group, Revenue, 144A, 2018 A, 6%,
7/01/52 ........................................................ 10,000,000 10,043,001
Salt Verde Financial Corp. , Revenue , 2007-1 , 5.5% , 12/01/29 ..................
11,105,000 11,897,503
c
Sierra Vista Industrial Development Authority ,
American Leadership Academy, Inc., Revenue, 144A, 2023, 5.75%, 6/15/58 ...... 5,000,000 4,875,449
Georgetown Community Development Authority, Revenue, 144A, 2021 A, Zero Cpn.,
10/01/56 ....................................................... 18,880,000 13,424,592
Georgetown Community Development Authority, Revenue, 144A, 2021 B, 6.25%,
10/01/36 ....................................................... 3,945,000 3,145,396
Georgetown Community Development Authority, Revenue, 144A, 2022 A, Zero Cpn.,
10/01/56 ....................................................... 2,327,000 2,058,350
Georgetown Community Development Authority, Revenue, 144A, 2022 B, 9%,
10/01/37 ....................................................... 250,000 231,189
Tempe Industrial Development Authority ,
c
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6%, 10/01/37 ................ 1,900,000 1,244,442
c
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6.125%, 10/01/47 ............. 4,850,000 2,771,837
c
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6.125%, 10/01/52 ............. 2,800,000 1,548,458
Tempe Life Care Village Obligated Group, Revenue, 2019, 5%, 12/01/50 ........ 4,300,000 3,598,422
Tempe Life Care Village Obligated Group, Revenue, 2019, 5%, 12/01/54 ........ 8,000,000 6,590,605
Tempe Life Care Village Obligated Group, Revenue, 2021 A, Refunding, 4%,
12/01/46 ....................................................... 500,000 364,697
Tempe Life Care Village Obligated Group, Revenue, 2021 B, 4%, 12/01/56 ....... 4,260,000 2,853,839
87,459,010
Arkansas 0.5%
Arkansas Development Finance Authority ,
c
Hybar LLC, Revenue, 144A, 2023 B, 12%, 7/01/48 ......................... 12,500,000 12,994,498
United States Steel Corp., Revenue, 2022, 5.45%, 9/01/52 ................... 8,500,000 8,258,972
United States Steel Corp., Revenue, 2023, 5.7%, 5/01/53 .................... 4,575,000 4,582,937
25,836,407
California 20.0%
Alvord Unified School District , GO , 2011 B , AGMC Insured , Zero Cpn., 8/01/41 .....
30,750,000 13,497,057
c
California Community College Financing Authority ,
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 A, 4.25%, 7/01/32 ..... 500,000 476,439
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 A, 5.75%, 7/01/60 ..... 17,500,000 17,210,300
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 C, 6.75%, 7/01/60 ..... 7,000,000 6,805,572
c
California Community Housing Agency ,
Annadel Apartments, Revenue, 144A, 2019 A, 5%, 4/01/49 .................. 10,800,000 8,476,662
Arbors Apartments, Revenue, 144A, 2020 A, 5%, 8/01/50 .................... 11,775,000 10,578,573
Aster Apartments, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 2/01/43 .......... 15,160,000 12,533,870
Brio Apartments & Next on Lex Apartments, Revenue, 144A, 2021 A-2, 4%, 8/01/47 16,500,000 12,493,561
Fountains at Emerald Park, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 8/01/46 ... 21,595,000 17,228,560

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
California Community Housing Agency, (continued)
K Street Flats, Revenue, 144A, 2021 A-2, 4%, 8/01/50 ...................... $ 17,830,000 $ 12,690,280
Mira Vista Hills Apartments, Revenue, 144A, 2021 A, 4%, 2/01/56 ............. 33,000,000 22,287,160
Twin Creek Apartments, Revenue, Junior Lien, 144A, 2022 B, 5.5%, 2/01/40 ..... 4,400,000 3,983,867
Verdant at Green Valley Apartments, Revenue, 144A, 2019 A, 5%, 8/01/49 ....... 19,190,000 17,441,384
California County Tobacco Securitization Agency , Alameda County Tobacco Asset
Securitization Corp. , Revenue , 2002 , 5.875% , 6/01/35 ...................... 830,000 842,683
c
California Municipal Finance Authority ,
California Baptist University, Revenue, 144A, 2015 A, 5.5%, 11/01/45 ........... 17,400,000 17,333,203
California Baptist University, Revenue, 144A, 2016 A, 5%, 11/01/46 ............ 5,000,000 4,639,521
Capital Christian Center, Revenue, 144A, 2021 A, 5%, 10/01/51 ............... 8,425,000 6,938,224
c,e
California Pollution Control Financing Authority ,
CalPlant I LLC, Revenue, 144A, 2017, 7.5%, 7/01/32 ....................... 24,500,000 1,225,000
CalPlant I LLC, Revenue, 144A, 2017, 8%, 7/01/39 ........................ 10,000,000 500,000
CalPlant I LLC, Revenue, 144A, 2020, 7.5%, 7/01/32 ....................... 10,000,000 500,000
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 6.75%, 12/01/28 .......... 1,690,000 642,200
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 7.5%, 12/01/40 ........... 5,300,000 2,014,000
c
California Public Finance Authority , Crossroads Christian Schools Obligated Group ,
Revenue , 144A, 2020 , 5% , 1/01/56 .................................... 4,015,000 3,189,366
California Statewide Communities Development Authority ,
Special Tax, 2023 C-1, 5%, 9/02/43 .................................... 4,000,000 3,762,867
c
Lancer Educational Housing LLC, Revenue, 144A, 2016 A, Refunding, 5%, 6/01/36 5,000,000 4,981,601
c
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/39 ............. 1,275,000 1,278,608
c
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 3,725,000 3,607,717
c
City & County of San Francisco , District No. 2020-1 Development , Special Tax , 144A,
2021 B , 5.25% , 9/01/49 ............................................. 5,000,000 3,791,661
City of San Francisco , 5.25% , 9/01/49 ....................................
10,000,000 7,583,322
c
CMFA Special Finance Agency ,
Solana at Grand, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 8/01/45 ........... 35,000,000 27,612,704
Solana at Grand, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 8/01/56 .......... 1,700,000 1,380,968
c
CMFA Special Finance Agency Enclave , Revenue, Junior Lien , 144A, 2022 A-2 , 4.5% ,
8/01/51 ......................................................... 38,000,000 27,760,908
c
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 34,395,000 26,044,111
c
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 12,180,000 9,481,266
c
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 20,415,000 15,340,807
c
CSCDA Community Improvement Authority ,
Cameo/Garrison Apartments, Revenue, 144A, 2021 B, 4%, 3/01/57 ............ 15,000,000 10,407,246
Crescent (The), Revenue, 144A, 2022 B, 5.5%, 7/01/59 ..................... 15,935,000 13,079,596
Dublin, Revenue, 144A, 2021 B, 4%, 2/01/57 ............................. 7,500,000 5,205,477
Escondido Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/48 ........ 10,000,000 6,527,733
Park Crossing Apartments, Revenue, 144A, 2021 B, 4%, 12/01/48 ............. 14,235,000 10,016,202
Renaissance at City Center, Revenue, 144A, 2020 A, 5%, 7/01/51 ............. 22,325,000 20,148,629
Waterscape Apartments, Revenue, 144A, 2021 B, 4%, 9/01/46 ................ 5,775,000 4,658,177
Wood Creek Apartments, Revenue, Sub. Lien, 144A, 2021 B, 4%, 12/01/59 ...... 19,800,000 12,273,533
M-S-R Energy Authority ,
Revenue, 2009 B, 6.125%, 11/01/29 ................................... 25,155,000 26,950,144
Revenue, 2009 B, 7%, 11/01/34 ....................................... 20,000,000 24,909,342
Revenue, 2009 C, 6.5%, 11/01/39 ..................................... 20,000,000 24,595,846
Palmdale Elementary School District ,
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/28 ................................................... 1,500,000 1,286,817

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Palmdale Elementary School District, (continued)
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/30 ................................................... $ 1,250,000 $ 995,375
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/31 ................................................... 1,250,000 957,104
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/34 ................................................... 2,500,000 2,597,234
Riverside County Transportation Commission ,
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/32 ......................... 4,000,000 2,838,941
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/33 ......................... 5,500,000 3,743,565
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/41 ......................... 5,000,000 2,162,022
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/42 ......................... 7,000,000 2,843,394
San Diego Unified School District ,
GO, 2012 E, Zero Cpn., 7/01/42 ....................................... 44,565,000 33,110,708
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 33,305,000 24,476,247
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, 6%, 1/15/45 ............................... 35,834,000 45,664,829
Revenue, 1997 A, Refunding, 6%, 1/15/46 ............................... 35,834,000 45,703,422
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/26 ........................... 110,000,000 103,342,811
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/27 ........................... 125,100,000 114,465,749
San Mateo Foster City School District , GO , A , Zero Cpn., 8/01/42 ...............
40,000,000 41,312,840
San Mateo Union High School District , GO , 2011 A , Zero Cpn., 9/01/41 ...........
20,000,000 19,850,706
San Ysidro School District ,
GO, 2015, Refunding, AGMC Insured, Zero Cpn., 8/01/42 ................... 10,000,000 3,806,101
GO, 2015, Refunding, AGMC Insured, Zero Cpn., 8/01/43 ................... 12,500,000 4,504,419
Silicon Valley Tobacco Securitization Authority ,
Revenue, 2007 A, Zero Cpn., 6/01/36 ................................... 15,000,000 7,361,533
Revenue, 2007 C, Zero Cpn., 6/01/56 .................................. 60,000,000 5,554,434
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2006 B , Zero Cpn., 6/01/46 .............. 50,000,000 9,775,320
961,279,518
Colorado 5.8%
3rd and Havana Metropolitan District , GO , 2020 A , 5.25% , 12/01/49 .............
3,775,000 3,114,077
9th Avenue Metropolitan District No. 2 , GO , 2018 , 5% , 12/01/48 ................
7,417,000 6,591,674
Aerotropolis Regional Transportation Authority , Revenue , 2019 , 5% , 12/01/51 ......
5,415,000 4,818,804
Allison Valley Metropolitan District No. 1 , GO , 2020 , Refunding , 5% , 12/01/47 ......
5,250,000 4,623,146
Allison Valley Metropolitan District No. 2 , GO , 2020 , Refunding , 4.7% , 12/01/47 .....
4,750,000 3,856,162
Aurora Crossroads Metropolitan District No. 2 ,
GO, Senior Lien, 2020 A, 5%, 12/01/40 ................................. 1,500,000 1,391,290
GO, Senior Lien, 2020 A, 5%, 12/01/50 ................................. 1,500,000 1,311,513
Banning Lewis Ranch Regional Metropolitan District No. 1 , GO , 2018 A , 5.375% ,
12/01/48 ........................................................ 2,245,000 2,142,289
Baseline Metropolitan District No. 1 ,
GO, 2021 A, 5%, 12/01/51 ........................................... 1,500,000 1,316,153
GO, 2021 B, 7.5%, 12/15/51 ......................................... 2,190,000 1,977,475
c
Bent Grass Metropolitan District , GO , 144A, 2020 , Refunding , 5.25% , 12/01/49 ..... 1,685,000 1,554,999
Bradburn Metropolitan District No. 2 ,
GO, 2018 A, Refunding, 5%, 12/01/38 .................................. 600,000 579,210
GO, 2018 A, Refunding, 5%, 12/01/47 .................................. 2,400,000 2,219,840
Brighton Crossing Metropolitan District No. 4 ,
GO, 2017 A, 5%, 12/01/37 ........................................... 525,000 512,003
GO, 2017 A, 5%, 12/01/47 ........................................... 2,440,000 2,261,135

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Brighton Crossing Metropolitan District No. 6 , GO , 2020 A-3 , 5% , 12/01/50 ........
$ 2,000,000 $ 1,703,563
c
Broadway Park North Metropolitan District No. 2 ,
GO, 144A, 2020, Refunding, 5%, 12/01/40 ............................... 1,325,000 1,245,484
GO, 144A, 2020, Refunding, 5%, 12/01/49 ............................... 1,575,000 1,430,411
c
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-2 , Refunding , 5% ,
12/01/49 ........................................................ 740,000 671,135
Clear Creek Transit Metropolitan District No. 2 ,
GO, 2021 A, 5%, 12/01/41 ........................................... 580,000 525,587
GO, 2021 A, 5%, 12/01/50 ........................................... 1,000,000 852,947
Colliers Hill Metropolitan District No. 2 , GO , 2022 B-1 , Refunding , 5.75% , 12/15/47 ..
2,850,000 2,658,354
Colorado Health Facilities Authority ,
Aberdeen Ridge, Inc. Obligated Group, Revenue, 2021 A, 5%, 5/15/49 .......... 2,235,000 1,319,435
Aberdeen Ridge, Inc. Obligated Group, Revenue, 2021 A, 5%, 5/15/58 .......... 4,750,000 2,667,155
Frasier Meadows Manor, Inc. Obligated Group, Revenue, 2017 A, Refunding, 5.25%,
5/15/47 ........................................................ 6,500,000 6,013,378
Conestoga Metropolitan District No. 2 , GO , 2021 A-3 , Refunding , 5.25% , 12/01/51 ..
1,625,000 1,417,790
Constitution Heights Metropolitan District , GO , 2020 , Refunding , 5% , 12/01/49 .....
1,760,000 1,594,005
Copperleaf Metropolitan District No. 6 , GO , 2022 B , 6% , 12/15/41 ...............
1,225,000 1,168,399
Cornerstar Metropolitan District ,
GO, A, Refunding, 5.125%, 12/01/37 ................................... 2,000,000 1,952,490
GO, A, Refunding, 5.25%, 12/01/47 .................................... 5,200,000 4,914,851
Cottonwood Highlands Metropolitan District No. 1 , GO , 2019 A , 5% , 12/01/49 ......
900,000 806,050
Denver International Business Center Metropolitan District No. 1 , GO , 2019 B , 6% ,
12/01/48 ........................................................ 6,590,000 6,560,188
c
DIATC Metropolitan District , GO , 144A, 2019 , Refunding , 5% , 12/01/49 ........... 2,000,000 1,818,915
Eagle Brook Meadows Metropolitan District No. 3 , GO , 2021-3 , 5% , 12/01/51 ......
1,600,000 1,361,006
Evan's Place Metropolitan District ,
GO, 2020 A-3, 5%, 12/01/40 ......................................... 550,000 515,269
GO, 2020 A-3, 5%, 12/01/50 ......................................... 1,575,000 1,388,599
First Creek Village Metropolitan District ,
GO, 2019 A, 5%, 12/01/39 ........................................... 595,000 581,339
GO, 2019 A, 5%, 8/01/49 ............................................ 540,000 498,076
Greenways Metropolitan District No. 1 , GO , 2021 A-3 , 4.625% , 12/01/51 ..........
1,580,000 1,105,432
c
Hidden Creek Metropolitan District , GO , 144A, 2021 A-3 , 4.625% , 12/01/45 ........ 1,140,000 893,100
c
Horizon Metropolitan District No. 2 , GO , 144A, 2021 A-3 , 4.5% , 12/01/51 .......... 1,675,000 1,159,681
c
Jacoby Farm Metropolitan District , GO , 144A, 2021 , Refunding , 5% , 12/15/46 ...... 5,000,000 4,361,422
Jay Grove Metropolitan District , GO , 2021 , 4.25% , 12/01/51 ...................
1,225,000 903,539
Jefferson Center Metropolitan District No. 1 ,
Revenue, 2020 A-2, 4.125%, 12/01/40 .................................. 575,000 489,560
Revenue, 2020 A-2, 4.375%, 12/01/47 .................................. 1,125,000 921,223
Johnstown Farms East Metropolitan District , GO , 2021 , 5% , 12/01/51 ............
1,500,000 1,244,737
Johnstown Plaza Metropolitan District , GO , 2022 , Refunding , 4.25% , 12/01/46 .....
8,500,000 6,780,078
c
Karl's Farm Metropolitan District No. 2 ,
GO, 144A, 2020 A-3, 5.375%, 12/01/40 ................................. 645,000 603,261
GO, 144A, 2020 A-3, 5.625%, 12/01/50 ................................. 1,900,000 1,741,263
Liberty Ranch Metropolitan District , GO , 2021 A , Refunding , 5.25% , 12/01/51 ......
6,590,000 5,488,912
Meadowlark Metropolitan District ,
Meadowland Metropolitan District, GO, Senior Lien, 2020 A, 4.875%, 12/01/40 .... 520,000 456,691
Meadowland Metropolitan District, GO, Senior Lien, 2020 A, 5.125%, 12/01/50 .... 750,000 658,275

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Morgan Hill Metropolitan District No. 3 , GO , 2021 B , Refunding , 6.375% , 12/15/51 ...
$ 1,465,000 $ 1,331,464
Murphy Creek Metropolitan District No. 4 , GO , 2021 , 5% , 12/01/51 ..............
8,000,000 6,629,586
Nexus North at DIA Metropolitan District , GO , 2021 , 5% , 12/01/51 ...............
565,000 474,783
Palisade Park West Metropolitan District , GO , 2019 A , 5.125% , 12/01/49 ..........
1,500,000 1,370,541
c
Platte River Metropolitan District , GO, Senior Lien , 144A, 2023 A , Refunding , 6.5% ,
8/01/53 ......................................................... 2,250,000 2,276,445
c
Plaza Metropolitan District No. 1 , Tax Allocation , 144A, 2013 , Refunding , 5% , 12/01/40 3,000,000 2,832,255
Prairie Center Metropolitan District No. 7 ,
GO, 2020, 4.125%, 12/15/36 ......................................... 500,000 439,269
GO, 2020, 4.875%, 12/15/44 ......................................... 725,000 619,237
GO, 2021, 6.375%, 6/15/46 .......................................... 1,330,000 1,201,772
Pronghorn Valley Metropolitan District ,
GO, 2021 A, 3.75%, 12/01/41 ......................................... 515,000 397,244
GO, 2021 A, 4%, 12/01/51 ........................................... 650,000 480,364
Ptarmigan West Metropolitan District No. 2 , GO , 2021-3 , 4.125% , 12/01/51 ........
1,475,000 1,023,104
Public Authority for Colorado Energy ,
Revenue, 2008, 6.25%, 11/15/28 ...................................... 12,500,000 13,268,740
Revenue, 2008, 6.5%, 11/15/38 ....................................... 60,100,000 72,387,132
Raindance Metropolitan District No. 1 ,
Non-Potable Water System, Revenue, 2020, 5%, 12/01/40 ................... 625,000 577,139
Non-Potable Water System, Revenue, 2020, 5.25%, 12/01/50 ................ 4,250,000 3,790,088
Rampart Range Metropolitan District No. 5 ,
Revenue, 2021, 4%, 12/01/41 ........................................ 2,730,000 2,108,968
Revenue, 2021, 4%, 12/01/51 ........................................ 6,670,000 4,717,969
Reunion Metropolitan District , Water Activity Enterprise , Revenue , 2021 A , 3.625% ,
12/01/44 ........................................................ 6,132,527 4,480,866
Ritoro Metropolitan District , GO , 2019 A , 5% , 12/01/49 .......................
2,000,000 1,826,507
RRC Metropolitan District No. 2 , GO , 2021 , 5.25% , 12/01/51 ...................
5,625,000 4,685,149
Severance Shores Metropolitan District No. 4 , GO , 2020 A , 5% , 12/01/49 .........
2,900,000 2,648,398
South Aurora Regional Improvement Authority , Revenue , 2018 , 6.25% , 12/01/57 ....
2,815,000 2,643,194
Southglenn Metropolitan District ,
GO, 2016, Refunding, 5%, 12/01/30 .................................... 3,470,000 3,451,417
GO, 2016, Refunding, 5%, 12/01/36 .................................... 810,000 782,222
GO, 2016, Refunding, 5%, 12/01/46 .................................... 4,200,000 3,845,951
STC Metropolitan District No. 2 ,
GO, 2019 A, Refunding, 5%, 12/01/38 .................................. 2,000,000 1,850,236
GO, 2019 A, Refunding, 5%, 12/01/49 .................................. 1,000,000 889,682
Timberleaf Metropolitan District , GO , 2020 A , 5.75% , 12/01/50 ..................
1,730,000 1,657,398
Village at Dry Creek Metropolitan District No. 2 (The) , GO , 2019 , 4.375% , 12/01/44 ..
819,000 702,369
Village Metropolitan District (The) ,
GO, 2020, Refunding, 5%, 12/01/40 .................................... 1,100,000 1,049,817
GO, 2020, Refunding, 5%, 12/01/49 .................................... 1,750,000 1,620,878
Villages at Castle Rock Metropolitan District No. 4 , 1989 , 11.12% , 6/01/31 .........
3,000,000 2,610,000
Waterfront at Foster Lake Metropolitan District No. 2 ,
GO, 2022 A3-1, 5%, 12/01/42 ......................................... 3,705,000 3,243,807
GO, 2022 A3-1, 5%, 12/01/51 ......................................... 4,085,000 3,274,277
GO, 2022 A3-2, Zero Cpn., 12/01/51 ................................... 5,130,000 3,117,583
Water Tap Fee, Revenue, 2022, 4.625%, 12/01/28 ......................... 6,000,000 5,557,963

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
c
West Meadow Metropolitan District , GO, Senior Lien , 144A, 2023 A , Refunding , 6.5% ,
12/01/50 ........................................................ $ 2,750,000 $ 2,815,257
Wild Plum Metropolitan District , GO , 2019 A , Pre-Refunded , 5% , 12/01/49 .........
595,000 620,731
Willow Bend Metropolitan District , GO, Senior Lien , 2019 A , 5% , 12/01/49 .........
1,000,000 871,546
278,912,718
Connecticut 0.5%
Connecticut State Health & Educational Facilities Authority ,
c
Church Home of Hartford Obligated Group, Revenue, 144A, 2016 A, 5%, 9/01/46 .. 1,000,000 805,831
c
Church Home of Hartford Obligated Group, Revenue, 144A, A, 5%, 9/01/53 ...... 7,850,000 6,071,948
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/43 ........ 13,000,000 12,315,680
c
McLean Affiliates Obligated Group, Revenue, 144A, 2020 A, 5%, 1/01/45 ........ 1,000,000 842,244
c
McLean Affiliates Obligated Group, Revenue, 144A, 2020 A, 5%, 1/01/55 ........ 5,695,000 4,528,913
c
Steel Point Infrastructure Improvement District , Tax Allocation , 144A, 2021 , 4% , 4/01/36 605,000 539,291
25,103,907
Florida 17.0%
Abbott Square Community Development District ,
Special Assessment, 2022, 5.375%, 6/15/42 ............................. 915,000 900,031
Special Assessment, 2022, 5.5%, 6/15/52 ............................... 1,500,000 1,461,995
Anabelle Island Community Development District ,
Special Assessment, 2022, 2.7%, 5/01/27 ............................... 530,000 496,070
Special Assessment, 2022, 3.1%, 5/01/32 ............................... 750,000 649,887
Special Assessment, 2022, 3.5%, 5/01/42 ............................... 1,945,000 1,485,021
Arbors Community Development District ,
2023 Project Area, Special Assessment, 2023, 4.5%, 5/01/30 ................. 720,000 716,805
2023 Project Area, Special Assessment, 2023, 5.4%, 5/01/43 ................. 1,705,000 1,702,875
2023 Project Area, Special Assessment, 2023, 5.625%, 5/01/53 ............... 2,235,000 2,241,345
Artisan Lakes East Community Development District ,
Assessment Area 2, Special Assessment, 2021-1, 2.3%, 5/01/26 .............. 115,000 108,454
Assessment Area 2, Special Assessment, 2021-1, 2.75%, 5/01/31 ............. 250,000 213,533
Assessment Area 2, Special Assessment, 2021-1, 3.125%, 5/01/41 ............ 470,000 333,747
c
Assessment Area 2, Special Assessment, 144A, 2021-2, 2.75%, 5/01/31 ........ 275,000 234,722
c
Assessment Area 2, Special Assessment, 144A, 2021-2, 3.125%, 5/01/41 ....... 515,000 366,152
Astonia Community Development District ,
c
Area One, Special Assessment, 144A, 2020, 4%, 5/01/40 .................... 540,000 484,489
c
Area One, Special Assessment, 144A, 2020, 4%, 5/01/51 .................... 1,370,000 1,126,016
c
Assessment Area 2, Special Assessment, 144A, 2021, 2.5%, 5/01/26 ........... 150,000 143,250
c
Assessment Area 2, Special Assessment, 144A, 2021, 3%, 5/01/31 ............ 500,000 443,898
c
Assessment Area 2, Special Assessment, 144A, 2021, 3.2%, 5/01/41 ........... 750,000 566,150
Assessment Area 3, Special Assessment, 2023, 5.125%, 6/15/43 .............. 325,000 315,051
Assessment Area 3, Special Assessment, 2023, 5.375%, 6/15/53 .............. 680,000 658,012
c
North Parcel Assessment Area, Special Assessment, 144A, 2021, 2.5%, 5/01/26 .. 150,000 143,250
c
North Parcel Assessment Area, Special Assessment, 144A, 2021, 3%, 5/01/31 .... 320,000 284,094
c
North Parcel Assessment Area, Special Assessment, 144A, 2021, 3.2%, 5/01/41 .. 750,000 565,973
Avalon Groves Community Development District ,
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 360,000 264,188
Special Assessment, 2021, 4%, 5/01/51 ................................. 500,000 380,879
Assessment Area 3, Special Assessment, 2021, 3%, 5/01/32 ................. 200,000 173,624
Assessment Area 3, Special Assessment, 2021, 3.375%, 5/01/41 .............. 495,000 379,032
Avalon Park West Community Development District ,
c
2020 Project Area, Special Assessment, 144A, 2020, Refunding, 3.25%, 5/01/30 .. 215,000 200,062
c
2020 Project Area, Special Assessment, 144A, 2020, Refunding, 3.75%, 5/01/40 .. 580,000 494,396
c
2020 Project Area, Special Assessment, 144A, 2020, Refunding, 4%, 5/01/51 ..... 880,000 712,581
2022 Project Area, Special Assessment, 2022, 5.5%, 5/01/42 ................. 500,000 500,309

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Avalon Park West Community Development District, (continued)
2022 Project Area, Special Assessment, 2022, 5.625%, 5/01/52 ............... $ 875,000 $ 863,439
Ave Maria Stewardship Community District ,
Assessment Phase 5, Special Assessment, 2022, 4%, 5/01/52 ................ 1,800,000 1,375,356
c
BAN Assessment, Special Assessment, 144A, 2023, 5.5%, 5/01/53 ............ 2,790,000 2,682,722
Avenir Community Development District ,
Assessment Area 2, Special Assessment, 2021 A-1, 2.75%, 5/01/31 ............ 3,245,000 2,858,413
Assessment Area 2, Special Assessment, 2021 A-1, 3.2%, 5/01/41 ............. 4,995,000 3,864,570
Assessment Area 2, Special Assessment, 2021 A-1, 3.4%, 5/01/52 ............. 4,995,000 3,654,866
Assessment Area 3, Special Assessment, 2023, 4.5%, 5/01/30 ................ 420,000 417,676
Assessment Area 3, Special Assessment, 2023, 5.375%, 5/01/43 .............. 3,755,000 3,667,472
Assessment Area 3, Special Assessment, 2023, 5.625%, 5/01/54 .............. 6,340,000 6,162,377
Aviary at Rutland Ranch Community Development District ,
Assessment Area 2, Special Assessment, 2021, 3.1%, 11/01/31 ............... 170,000 149,420
Assessment Area 2, Special Assessment, 2021, 3.4%, 11/01/41 ............... 410,000 313,526
Babcock Ranch Community Independent Special District ,
Assessment Area 2, Special Assessment, 2021, 2.875%, 5/01/31 .............. 465,000 403,385
Assessment Area 2, Special Assessment, 2021, 3.2%, 5/01/41 ................ 5,250,000 3,894,349
Assessment Area 2C, Special Assessment, 2020, 3%, 5/01/30 ................ 250,000 226,970
Assessment Area 2C, Special Assessment, 2020, 4%, 5/01/40 ................ 775,000 679,511
Assessment Area 2C, Special Assessment, 2020, 4%, 5/01/51 ................ 1,550,000 1,208,154
Assessment Area 3A, Special Assessment, 2020, 2.5%, 5/01/25 ............... 40,000 38,783
Assessment Area 3A, Special Assessment, 2020, 3%, 5/01/30 ................ 250,000 226,947
Assessment Area 3B, Special Assessment, 2020, 4%, 5/01/40 ................ 385,000 337,563
Assessment Area 3B, Special Assessment, 2020, 4%, 5/01/51 ................ 890,000 693,714
Balm Grove Community Development District ,
Special Assessment, 2022, 3.25%, 11/01/27 .............................. 850,000 807,822
Special Assessment, 2022, 3.625%, 11/01/32 ............................. 1,290,000 1,153,320
Special Assessment, 2022, 4%, 11/01/42 ................................ 2,500,000 2,055,757
Special Assessment, 2022, 4.125%, 11/01/51 ............................. 3,125,000 2,448,561
Bannon Lakes Community Development District ,
Phase Three, Special Assessment, 2022, 3.3%, 5/01/32 ..................... 365,000 322,298
Phase Three, Special Assessment, 2022, 4%, 5/01/42 ...................... 1,385,000 1,151,986
c
Phase Two, Special Assessment, 144A, 2021, 3.5%, 5/01/41 ................. 700,000 543,957
Banyan Cay Community Development District , Special Assessment , 2020 NM , 4% ,
11/01/51 ........................................................ 3,000,000 2,274,500
Belmond Reserve Community Development District ,
2020 Project, Special Assessment, 2020, 4%, 5/01/40 ...................... 1,750,000 1,489,644
2020 Project, Special Assessment, 2020, 4%, 5/01/51 ...................... 2,000,000 1,537,660
Belmont II Community Development District ,
Special Assessment, 2020, 3.125%, 12/15/30 ............................. 325,000 298,318
Special Assessment, 2020, 3.625%, 12/15/40 ............................. 1,390,000 1,175,424
Berry Bay Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.625%, 5/01/26 .............. 150,000 143,053
Assessment Area 1, Special Assessment, 2021, 3.125%, 5/01/31 .............. 400,000 355,172
Assessment Area 1, Special Assessment, 2021, 3.625%, 5/01/41 .............. 1,250,000 987,137
Assessment Area 2, Special Assessment, 2023, 5.5%, 5/01/43 ................ 985,000 980,295
Assessment Area 2, Special Assessment, 2023, 5.75%, 5/01/53 ............... 1,675,000 1,676,103
Black Creek Community Development District ,
Special Assessment, 2022, 5.125%, 6/15/32 ............................. 150,000 149,997
Special Assessment, 2022, 5.625%, 6/15/52 ............................. 2,000,000 1,972,000
Boggy Branch Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 295,000 280,148
Special Assessment, 2021, 3%, 5/01/31 ................................. 450,000 396,493

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Boggy Branch Community Development District, (continued)
Special Assessment, 2021, 3.5%, 5/01/41 ............................... $ 1,165,000 $ 905,599
Bradbury Community Development District ,
Special Assessment, 2023, 4.375%, 5/01/30 ............................. 675,000 664,239
Special Assessment, 2023, 5.25%, 5/01/43 .............................. 2,000,000 1,931,449
Special Assessment, 2023, 5.5%, 5/01/53 ............................... 2,220,000 2,134,275
Bridgewalk Community Development District ,
Assessment Area 2, Special Assessment, 2023, 6.25%, 12/15/43 .............. 760,000 777,593
Assessment Area 2, Special Assessment, 2023, 6.5%, 12/15/53 ............... 700,000 716,539
Bridgewater North Community Development District ,
Special Assessment, 2022, 3.125%, 5/01/27 ............................. 165,000 157,018
Special Assessment, 2022, 3.5%, 5/01/32 ............................... 350,000 313,382
Special Assessment, 2022, 4%, 5/01/42 ................................. 1,000,000 827,685
Brightwater Community Development District ,
Special Assessment, 2021, 2.85%, 5/01/31 .............................. 300,000 260,466
Special Assessment, 2021, 3.15%, 5/01/41 .............................. 750,000 553,284
Brookstone Community Development District ,
Assessment Area 2, Special Assessment, 2022, 4.75%, 5/01/32 ............... 325,000 320,362
Assessment Area 2, Special Assessment, 2022, 5.5%, 5/01/42 ................ 1,000,000 992,061
Assessment Area 2, Special Assessment, 2022, 5.625%, 5/01/52 .............. 1,750,000 1,713,699
Buckhead Trails Community Development District ,
Special Assessment, 2022, 5.25%, 5/01/32 .............................. 400,000 394,905
Special Assessment, 2022, 5.625%, 5/01/42 ............................. 1,000,000 980,441
Special Assessment, 2022, 5.75%, 5/01/52 .............................. 1,410,000 1,369,597
Buena Lago Community Development District ,
Special Assessment, 2022, 5.25%, 5/01/42 .............................. 665,000 649,631
Special Assessment, 2022, 5.5%, 5/01/52 ............................... 1,135,000 1,128,476
c
Cape Coral Health Facilities Authority , Gulf Care, Inc. Obligated Group , Revenue,
Senior Lien , 144A, 2015 , Refunding , 6% , 7/01/45 .......................... 5,250,000 3,569,347
c
Capital Trust Agency, Inc. ,
AcadeMir Charter School West, Revenue, 144A, 2021 A, 3%, 7/01/31 .......... 100,000 86,481
AcadeMir Charter School West, Revenue, 144A, 2021 A, 4%, 7/01/41 .......... 450,000 356,803
AcadeMir Charter School West, Revenue, 144A, 2021 A, 4%, 7/01/51 .......... 540,000 383,946
AcadeMir Charter School West, Revenue, 144A, 2021 A, 4%, 7/01/56 .......... 445,000 306,360
AcadeMir Charter School West, Revenue, 144A, 2021 A-2, 4%, 7/01/41 ......... 750,000 594,673
AcadeMir Charter School West, Revenue, 144A, 2021 A-2, 4%, 7/01/51 ......... 975,000 693,236
AcadeMir Charter School West, Revenue, 144A, 2021 A-2, 4%, 7/01/56 ......... 750,000 516,337
Educational Growth Fund LLC, Revenue, 144A, 2021 B, Zero Cpn., 7/01/31 ...... 9,625,000 5,915,760
Educational Growth Fund LLC, Revenue, Senior Lien, 144A, 2021 A-1, 5%, 7/01/56 1,000,000 885,564
Sarasota-Manatee Jewish Housing Council Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 7/01/46 ............................................ 3,250,000 2,306,473
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-2, 4.43%, 1/01/57 ........... 10,245,000 6,966,084
South Tech Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 6/15/40 ...... 1,235,000 1,129,603
South Tech Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 6/15/55 ...... 3,805,000 3,203,395
University Bridge LLC, Revenue, 144A, 2018 A, 5.25%, 12/01/43 .............. 31,755,000 29,775,066
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 3.3%, 1/01/31 .............. 715,000 614,698
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,050,000 788,265
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 3,500,000 2,638,856
Celebration Community Development District ,
Special Assessment, 2021, 2.25%, 5/01/26 .............................. 100,000 94,434
Special Assessment, 2021, 2.75%, 5/01/31 .............................. 240,000 206,134
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 590,000 432,126
Celebration Pointe Community Development District No. 1 ,
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 885,000 680,162
Special Assessment, 2021, 4%, 5/01/53 ................................. 1,330,000 1,031,148

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
f
Center Lake Ranch West Community Development District ,
Assessment Area One, Special Assessment, 2023, 5.75%, 5/01/43 ............ $ 1,365,000 $ 1,361,737
Assessment Area One, Special Assessment, 2023, 6%, 5/01/54 ............... 2,330,000 2,329,806
CFM Community Development District , Special Assessment , 2021 , 2.4% , 5/01/26 ...
185,000 175,327
Chaparral Palm Bay Community Development District ,
Assessments, Special Assessment, 2020 A-1, 4%, 5/01/40 ................... 1,220,000 1,034,485
Assessments, Special Assessment, 2020 A-1, 4%, 5/01/50 ................... 1,985,000 1,529,750
c
Chapel Creek Community Development District ,
Special Assessment, 144A, 2021, 3%, 5/01/31 ............................ 220,000 192,800
Special Assessment, 144A, 2021, 3.375%, 5/01/41 ......................... 740,000 566,468
c
Chapel Crossings Community Development District ,
Special Assessment, 144A, 2020, 2.625%, 5/01/25 ......................... 230,000 223,226
Special Assessment, 144A, 2020, 3.2%, 5/01/30 .......................... 645,000 581,000
Special Assessment, 144A, 2020, 3.7%, 5/01/40 .......................... 1,700,000 1,373,576
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 2,820,000 2,158,872
c
Charlotte County Industrial Development Authority ,
MSKP Town & Country Utility LLC, Revenue, 144A, 2021 A, 4%, 10/01/51 ....... 5,500,000 4,317,130
MSKP Town & Country Utility LLC, Revenue, 144A, 2021 B, 5%, 10/01/36 ....... 2,500,000 2,140,115
Coddington Community Development District ,
Special Assessment, 2022, 5.75%, 5/01/42 .............................. 615,000 624,705
Special Assessment, 2022, 5.75%, 5/01/52 .............................. 1,000,000 1,003,515
Connerton East Community Development District ,
Special Assessment, 2023, 5.25%, 6/15/43 .............................. 1,395,000 1,388,229
Special Assessment, 2023, 5.375%, 6/15/53 ............................. 2,250,000 2,212,343
Copes Landing Community Development District ,
2023 Project Area, Special Assessment, 2023, 5.75%, 5/01/43 ................ 210,000 212,459
2023 Project Area, Special Assessment, 2023, 5.875%, 5/01/53 ............... 1,825,000 1,836,878
Coral Bay Lee County Community Development District , Assessment Area 1 , Special
Assessment , 2022 , 5.5% , 5/01/42 ..................................... 250,000 249,699
Cordoba Ranch Community Development District ,
Special Assessment, 2021, Refunding, 3%, 5/01/31 ........................ 835,000 755,335
Special Assessment, 2021, Refunding, 3%, 5/01/37 ........................ 825,000 663,065
Cordova Palms Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 220,000 208,737
Special Assessment, 2021, 2.8%, 5/01/31 ............................... 385,000 332,588
Special Assessment, 2021, 3%, 5/01/41 ................................. 1,115,000 806,241
Special Assessment, 2022-1, 5.7%, 5/01/42 .............................. 330,000 331,782
Special Assessment, 2022-1, 5.8%, 5/01/53 .............................. 655,000 654,041
Special Assessment, 2022-2, 4.5%, 5/01/27 .............................. 215,000 213,518
Special Assessment, 2022-2, 5.1%, 5/01/32 .............................. 340,000 340,369
Special Assessment, 2022-2, 5.4%, 5/01/42 .............................. 1,020,000 1,005,908
Special Assessment, 2022-2, 5.6%, 5/01/53 .............................. 2,005,000 1,982,009
Creekview Community Development District ,
Special Assessment, 2022, 4.25%, 5/01/32 .............................. 805,000 774,754
Special Assessment, 2022, 4.625%, 5/01/42 ............................. 2,455,000 2,233,251
c
Crestview II Community Development District ,
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/31 ................... 250,000 247,936
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/37 ................... 475,000 440,396
Cross Creek North Community Development District ,
Special Assessment, 2022, 3.75%, 5/01/32 .............................. 460,000 439,472
Special Assessment, 2022, 4.25%, 5/01/42 .............................. 2,340,000 2,070,943
Special Assessment, 2022, 4.5%, 5/01/52 ............................... 1,750,000 1,513,353
Special Assessment, 2023, 5.125%, 5/01/43 ............................. 1,000,000 961,311
Special Assessment, 2023, 5.375%, 5/01/53 ............................. 1,255,000 1,195,351

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Crystal Cay Community Development District ,
Special Assessment, 2021, 2.7%, 5/01/31 ............................... $ 200,000 $ 175,328
Special Assessment, 2021, 3.05%, 5/01/41 .............................. 850,000 674,927
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,000,000 821,910
c
Currents Community Development District ,
Special Assessment, 144A, 2020 A, 4%, 5/01/40 .......................... 3,100,000 2,631,622
Special Assessment, 144A, 2020 A, 4%, 5/01/51 .......................... 5,815,000 4,447,473
Cypress Bay West Community Development District ,
Assessment Area 1, Special Assessment, 2023, 5.25%, 5/01/43 ............... 1,375,000 1,327,862
Assessment Area 1, Special Assessment, 2023, 5.5%, 5/01/53 ................ 1,205,000 1,160,772
c
Cypress Bluff Community Development District ,
Special Assessment, 144A, 2020 A, 3.125%, 5/01/30 ....................... 250,000 224,880
Special Assessment, 144A, 2020 A, 3.625%, 5/01/40 ....................... 800,000 636,983
Special Assessment, 144A, 2020 A, 3.8%, 5/01/50 ......................... 1,170,000 864,514
Cypress Park Estates Community Development District ,
Assessment Area, Special Assessment, 2022, 4.375%, 5/01/27 ............... 105,000 103,430
Assessment Area, Special Assessment, 2022, 4.75%, 5/01/32 ................ 350,000 343,097
Assessment Area, Special Assessment, 2022, 5%, 5/01/42 ................... 1,010,000 950,637
c
Assessment Area 1, Special Assessment, 144A, 2020, 3.25%, 5/01/30 .......... 295,000 268,595
c
Assessment Area 1, Special Assessment, 144A, 2020, 3.875%, 5/01/40 ......... 1,170,000 981,326
c
Assessment Area 1, Special Assessment, 144A, 2020, 4%, 5/01/51 ............ 1,210,000 933,947
Cypress Ridge Community Development District ,
Assessment Area 1, Special Assessment, 2023, 5.625%, 5/01/43 .............. 1,565,000 1,543,992
Assessment Area 1, Special Assessment, 2023, 5.875%, 5/01/53 .............. 1,340,000 1,324,190
Deerbrook Community Development District ,
Special Assessment, 2023, 4.375%, 5/01/30 ............................. 135,000 132,995
Special Assessment, 2023, 5.25%, 5/01/43 .............................. 655,000 634,062
Special Assessment, 2023, 5.5%, 5/01/53 ............................... 1,250,000 1,211,005
Del Webb Oak Creek Community Development District ,
Special Assessment, 2023, 5%, 5/01/43 ................................. 1,435,000 1,374,660
Special Assessment, 2023, 5.25%, 5/01/53 .............................. 2,000,000 1,917,965
DG Farms Community Development District ,
Special Assessment, 2020, 2.75%, 5/01/25 .............................. 30,000 29,187
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 200,000 181,643
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 260,000 212,427
DW Bayview Community Development District ,
c
Assessment Area, Special Assessment, 144A, 2021, 2.375%, 5/01/26 .......... 250,000 236,788
c
Assessment Area, Special Assessment, 144A, 2021, 3%, 5/01/32 .............. 430,000 369,955
c
Assessment Area, Special Assessment, 144A, 2021, 3.375%, 5/01/41 .......... 1,160,000 886,224
Assessment Area, Special Assessment, 2022, 4.5%, 5/01/32 ................. 185,000 179,116
Assessment Area, Special Assessment, 2022, 5.125%, 5/01/42 ............... 1,115,000 1,068,052
East 547 Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.5%, 5/01/26 ................ 90,000 85,442
Assessment Area 1, Special Assessment, 2021, 3%, 5/01/31 ................. 115,000 100,978
Assessment Area 1, Special Assessment, 2021, 3.3%, 5/01/41 ................ 500,000 376,364
Assessment Area 2, Special Assessment, 2023, 6.25%, 5/01/43 ............... 405,000 413,667
Assessment Area 2, Special Assessment, 2023, 6.5%, 5/01/54 ................ 1,000,000 1,026,611
East Bonita Beach Road Community Development District ,
Assessment Area 2, Special Assessment, 2021, 3%, 5/01/32 ................. 255,000 219,575
Assessment Area 2, Special Assessment, 2021, 3.25%, 5/01/41 ............... 750,000 563,347
East Nassau Stewardship District ,
Assessment, Special Assessment, 2021, 2.4%, 5/01/26 ..................... 210,000 199,020
Assessment, Special Assessment, 2021, 3%, 5/01/31 ....................... 500,000 437,047
Assessment, Special Assessment, 2021, 3.5%, 5/01/41 ..................... 1,260,000 975,186

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
East Nassau Stewardship District, (continued)
Assessment, Special Assessment, 2021, 4%, 5/01/51 ....................... $ 1,515,000 $ 1,159,820
Eden Hills Community Development District ,
Assessment Area, Special Assessment, 2020, 3.25%, 5/01/30 ................ 110,000 102,474
Assessment Area, Special Assessment, 2020, 4%, 5/01/40 ................... 300,000 262,993
Assessment Area, Special Assessment, 2022, 3.25%, 5/01/27 ................ 370,000 354,961
Assessment Area, Special Assessment, 2022, 3.625%, 5/01/32 ............... 610,000 556,905
Assessment Area, Special Assessment, 2022, 4%, 5/01/42 ................... 1,640,000 1,392,677
Assessment Area, Special Assessment, 2022, 4.125%, 5/01/52 ............... 1,585,000 1,225,879
Edgewater East Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.5%, 5/01/26 ................ 320,000 303,440
Assessment Area 1, Special Assessment, 2021, 3.1%, 5/01/31 ................ 700,000 618,477
Assessment Area 1, Special Assessment, 2021, 3.6%, 5/01/41 ................ 2,625,000 2,095,976
Assessment Area 2, Special Assessment, 2022, 3.375%, 5/01/32 .............. 1,985,000 1,755,662
Assessment Area 2, Special Assessment, 2022, 4%, 5/01/42 ................. 4,000,000 3,351,678
Assessment Area 2, Special Assessment, 2022, 4%, 5/01/52 ................. 6,190,000 4,738,990
c
Enbrook Community Development District ,
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 500,000 423,233
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,150,000 879,597
Entrada Community Development District ,
c
Special Assessment, 144A, 2021, 2.125%, 5/01/26 ......................... 100,000 94,134
c
Special Assessment, 144A, 2021, 2.625%, 5/01/31 ......................... 370,000 314,596
c
Special Assessment, 144A, 2021, 3.125%, 5/01/41 ......................... 935,000 689,939
Special Assessment, 2023, 5.6%, 5/01/43 ............................... 500,000 500,728
Epperson North Community Development District ,
Assessment Area 2, Special Assessment, 2021, 2.5%, 5/01/26 ................ 135,000 128,043
Assessment Area 2, Special Assessment, 2021, 3%, 5/01/31 ................. 250,000 218,079
Assessment Area 2, Special Assessment, 2021, 3.5%, 5/01/41 ................ 1,245,000 947,353
Assessment Area 3, Special Assessment, 2021 A, 2.45%, 11/01/26 ............ 135,000 126,626
Assessment Area 3, Special Assessment, 2021 A, 3.1%, 11/01/31 ............. 400,000 348,678
Assessment Area 3, Special Assessment, 2021 A, 4%, 11/01/51 ............... 2,195,000 1,660,011
Epperson Ranch II Community Development District ,
Assessment Area 2, Special Assessment, 2020, 3.25%, 5/01/25 ............... 220,000 215,910
Assessment Area 2, Special Assessment, 2020, 3.625%, 5/01/30 .............. 625,000 578,101
Assessment Area 2, Special Assessment, 2020, 4.2%, 5/01/40 ................ 1,695,000 1,473,818
Assessment Area 2, Special Assessment, 2020, 4.375%, 5/01/51 .............. 2,915,000 2,382,260
Fallschase Community Development District , Special Assessment , 2021 , 3.375% ,
5/01/41 ......................................................... 1,000,000 764,782
c
Florida Development Finance Corp. ,
g
Brightline Florida Holdings LLC, Revenue, 144A, 2023 A, Refunding, Mandatory Put,
7.5%, 8/15/24 ................................................... 6,000,000 5,961,333
g
Brightline Florida Holdings LLC, Revenue, 144A, 2023 C, Refunding, Mandatory Put,
8%, 4/01/24 .................................................... 15,250,000 15,408,046
g
Brightline Trains Florida LLC, Revenue, 144A, 2019 A, Refunding, Mandatory Put,
6.375%, 1/01/26 ................................................. 2,000,000 1,927,146
g
Brightline Trains Florida LLC, Revenue, 144A, 2019 A, Refunding, Mandatory Put,
6.5%, 1/01/29 ................................................... 4,000,000 3,871,278
Brightline Trains Florida LLC, Revenue, 144A, 2019 B, 7.375%, 1/01/49 ......... 31,150,000 31,286,016
Glenridge on Palmer Ranch Obligated Group, Revenue, 144A, 2021, Refunding, 5%,
6/01/31 ........................................................ 450,000 431,271
Glenridge on Palmer Ranch Obligated Group, Revenue, 144A, 2021, Refunding, 5%,
6/01/51 ........................................................ 5,500,000 4,402,048
Mayflower Retirement Center, Inc. Obligated Group, Revenue, 144A, 2020 A, 5.25%,
6/01/50 ........................................................ 7,000,000 5,497,839

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
c
Florida Development Finance Corp., (continued)
Mayflower Retirement Center, Inc. Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 6/01/55 ............................................ $ 3,900,000 $ 2,302,354
c
Forest Lake Community Development District ,
Assessment Area 1, Special Assessment, 144A, 2020, 3.25%, 5/01/30 .......... 350,000 326,609
Assessment Area 1, Special Assessment, 144A, 2020, 4%, 5/01/40 ............ 1,270,000 1,139,446
Assessment Area 2, Special Assessment, 144A, 2022, 4.75%, 5/01/27 .......... 35,000 35,019
Assessment Area 2, Special Assessment, 144A, 2022, 5%, 5/01/32 ............ 75,000 74,996
Assessment Area 2, Special Assessment, 144A, 2022, 5.375%, 5/01/42 ......... 310,000 311,754
Assessment Area 2, Special Assessment, 144A, 2022, 5.5%, 5/01/52 ........... 275,000 275,168
Gracewater Sarasota Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 190,000 180,066
Special Assessment, 2021, 2.95%, 5/01/31 .............................. 500,000 435,675
Special Assessment, 2021, 3.35%, 5/01/41 .............................. 3,170,000 2,400,770
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,535,000 1,167,146
Grand Oaks Community Development District ,
Assessment Area 2, Special Assessment, 2020, 4.25%, 5/01/40 ............... 1,100,000 962,327
Assessment Area 2, Special Assessment, 2020, 4.5%, 5/01/52 ................ 3,500,000 2,905,649
Assessment Area 3, Special Assessment, 2021, 3.2%, 11/01/31 ............... 215,000 189,251
Assessment Area 3, Special Assessment, 2021, 3.5%, 11/01/41 ............... 555,000 424,785
Assessment Area 3, Special Assessment, 2021, 4%, 11/01/51 ................ 1,205,000 920,362
Grande Pines Community Development District ,
Special Assessment, 2021, 3.75%, 5/01/41 .............................. 710,000 565,038
Special Assessment, 2021, 4%, 5/01/51 ................................. 750,000 572,515
Grove Resort Community Development District ,
Special Assessment, 2022, 3.3%, 5/01/32 ............................... 170,000 149,255
Special Assessment, 2022, 3.55%, 5/01/42 .............................. 435,000 333,195
Hammock Oaks Community Development District ,
Assessment Area 1, Special Assessment, 2023, 4.875%, 5/01/30 .............. 200,000 200,055
Assessment Area 1, Special Assessment, 2023, 5.625%, 5/01/43 .............. 645,000 645,663
Assessment Area 1, Special Assessment, 2023, 5.75%, 5/01/53 ............... 1,000,000 986,671
Hammock Reserve Community Development District ,
Assessment Area 1, Special Assessment, 2020, 4%, 5/01/40 ................. 540,000 478,769
Assessment Area 1, Special Assessment, 2020, 4%, 5/01/51 ................. 860,000 694,631
Assessment Area 2, Special Assessment, 2021, 3%, 5/01/31 ................. 200,000 176,664
Assessment Area 2, Special Assessment, 2021, 3.375%, 5/01/41 .............. 520,000 404,685
Assessment Area 3, Special Assessment, 2022, 4.4%, 5/01/32 ................ 475,000 463,262
Assessment Area 3, Special Assessment, 2022, 5%, 5/01/52 ................. 930,000 856,007
Harmony West Community Development District ,
Special Assessment, 2023, 5%, 5/01/43 ................................. 275,000 265,707
Special Assessment, 2023, 5.3%, 5/01/53 ............................... 305,000 297,009
Hawkstone Community Development District ,
Assessment Area 3, Special Assessment, 2021, 2.6%, 5/01/26 ................ 120,000 114,241
Assessment Area 3, Special Assessment, 2021, 3.2%, 5/01/31 ................ 440,000 390,949
Assessment Area 3, Special Assessment, 2021, 3.45%, 5/01/41 ............... 1,125,000 872,954
Assessment Area 4, Special Assessment, 2023, 4.375%, 5/01/30 .............. 290,000 285,688
Hills of Minneola Community Development District ,
c
South Parcel Assessment Area, Special Assessment, 144A, 2020, 3.5%, 5/01/31 .. 1,000,000 910,368
c
South Parcel Assessment Area, Special Assessment, 144A, 2020, 4%, 5/01/40 ... 2,625,000 2,220,860
c
South Parcel Assessment Area, Special Assessment, 144A, 2020, 4%, 5/01/50 ... 5,505,000 4,245,993
South Parcel Assessment Area Phase 2, Special Assessment, 2021, 2.375%,
5/01/26 ........................................................ 75,000 71,086
South Parcel Assessment Area Phase 2, Special Assessment, 2021, 2.8%, 5/01/31 250,000 215,966
South Parcel Assessment Area Phase 2, Special Assessment, 2021, 3.2%, 5/01/41 500,000 371,014

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Hilltop Point Community Development District ,
Assessment Area 1, Special Assessment, 2022-1, 5.375%, 5/01/52 ............ $ 700,000 $ 661,517
Assessment Area 2, Special Assessment, 2022-2, 5.6%, 5/01/53 .............. 745,000 717,947
Holly Hill Road East Community Development District ,
Special Assessment, 2020, 4.5%, 11/01/31 ............................... 165,000 163,695
Special Assessment, 2020, 5%, 11/01/41 ................................ 350,000 343,088
Special Assessment, 2020, 5%, 11/01/50 ................................ 520,000 485,752
Hyde Park Community Development District No. 1 ,
Special Assessment, 2022, 4%, 5/01/42 ................................. 2,710,000 2,248,538
Special Assessment, 2022, 4%, 5/01/52 ................................. 1,000,000 760,685
Indigo Community Development District ,
Special Assessment, 1999 A, 7%, 5/01/31 ............................... 435,000 435,494
e
Special Assessment, 1999 C, 7%, 5/01/30 ............................... 4,123,752 2,845,389
Phase A1 Assessment Area, Special Assessment, 2021, 2.2%, 5/01/26 ......... 185,000 174,494
Phase A1 Assessment Area, Special Assessment, 2021, 2.7%, 5/01/31 ......... 240,000 205,455
Phase A1 Assessment Area, Special Assessment, 2021, 3.125%, 5/01/41 ....... 855,000 622,340
Phase A1 Assessment Area, Special Assessment, 2021, 4%, 5/01/52 ........... 1,375,000 1,045,489
Island Lake Estates Community Development District ,
Special Assessment, 2023, 5.75%, 12/15/43 ............................. 1,240,000 1,254,097
Special Assessment, 2023, 6%, 12/15/53 ................................ 1,430,000 1,441,746
c,f
Kelly Park Community Development District ,
Assessment Area One, Special Assessment, 144A, 2023, 6%, 11/01/43 ......... 915,000 917,031
Assessment Area One, Special Assessment, 144A, 2023, 6.25%, 11/01/53 ....... 1,220,000 1,216,621
Kindred Community Development District II ,
Special Assessment, 2020, 3.5%, 5/01/40 ............................... 395,000 313,488
Special Assessment, 2020, 3.75%, 5/01/50 .............................. 570,000 425,469
Special Assessment, 2021, 2.7%, 5/01/31 ............................... 235,000 202,097
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 500,000 369,411
Special Assessment, 2023, 5.875%, 5/01/54 ............................. 1,100,000 1,099,930
Kingman Gate Community Development District ,
Special Assessment, 2020, 3.125%, 6/15/30 ............................. 375,000 346,500
Special Assessment, 2020, 4%, 6/15/40 ................................. 775,000 694,962
Special Assessment, 2020, 4%, 6/15/50 ................................. 2,270,000 1,871,801
Special Assessment, 2021, 2.5%, 6/15/26 ............................... 60,000 57,256
Special Assessment, 2021, 3.125%, 6/15/31 ............................. 250,000 228,546
Special Assessment, 2021, 3.6%, 6/15/41 ............................... 750,000 624,476
Lake Ashton Community Development District , Special Assessment , 2015 A-1 ,
Refunding , 5% , 5/01/32 ............................................. 2,020,000 2,026,343
Lake Deer Community Development District ,
Special Assessment, 2022, 5%, 5/01/32 ................................. 445,000 431,905
Special Assessment, 2022, 5.5%, 5/01/42 ............................... 1,490,000 1,434,855
Special Assessment, 2022, 5.625%, 5/01/53 ............................. 2,670,000 2,529,948
c
Lake Emma Community Development District ,
Assessment Area 2, Special Assessment, 144A, 2023, 5.25%, 5/01/43 .......... 1,235,000 1,204,122
Assessment Area 2, Special Assessment, 144A, 2023, 5.5%, 5/01/53 ........... 810,000 789,224
Lake Harris Community Development District ,
Special Assessment, 2023, 5.375%, 5/01/43 ............................. 565,000 557,935
Special Assessment, 2023, 5.625%, 5/01/53 ............................. 585,000 578,331
Lakes at Bella Lago Community Development District ,
Assessment Area 1, Special Assessment, 2023-1, 5.75%, 5/01/43 ............. 810,000 805,270
Assessment Area 1, Special Assessment, 2023-1, 6%, 5/01/53 ................ 1,905,000 1,891,857
Assessment Area 2, Special Assessment, 2023-2, 5.75%, 5/01/43 ............. 1,000,000 994,160
Assessment Area 2, Special Assessment, 2023-2, 6%, 5/01/54 ................ 2,395,000 2,378,278

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Lakes of Sarasota Community Development District ,
Assessment Area 1, Special Assessment, 2021 A-1, 3.4%, 5/01/31 ............. $ 135,000 $ 122,935
Assessment Area 1, Special Assessment, 2021 A-1, 3.9%, 5/01/41 ............. 285,000 238,175
Assessment Area 1, Special Assessment, 2021 A-1, 4.1%, 5/01/51 ............. 265,000 209,952
Assessment Area 1, Special Assessment, 2021 A-2, 3.875%, 5/01/31 ........... 390,000 369,834
Assessment Area 2, Special Assessment, 2021 B-1, 3.625%, 5/01/31 ........... 125,000 116,471
Assessment Area 2, Special Assessment, 2021 B-1, 4.125%, 5/01/41 ........... 200,000 172,328
Lakeside Preserve Community Development District ,
Special Assessment, 2023, 6%, 5/01/43 ................................. 735,000 741,746
Special Assessment, 2023, 6.375%, 5/01/54 ............................. 1,250,000 1,270,896
Lakewood Park Community Development District ,
Assessment Area 1, Special Assessment, 2021, 3.2%, 5/01/31 ................ 125,000 111,940
Assessment Area 1, Special Assessment, 2021, 3.625%, 5/01/41 .............. 325,000 256,037
Assessment Area 2, Special Assessment, 2023, 5.75%, 5/01/53 ............... 910,000 910,599
Lakewood Ranch Stewardship District ,
Assessment, Special Assessment, 2023, 6.125%, 5/01/43 ................... 1,500,000 1,536,509
Assessment, Special Assessment, 2023, 6.3%, 5/01/54 ..................... 5,000,000 5,084,927
Assessment Azario, Special Assessment, 2020 A, 3.75%, 5/01/40 ............. 525,000 428,400
Assessment Azario, Special Assessment, 2020 A, 3.9%, 5/01/50 .............. 770,000 588,427
c
Assessment Lorraine Lakes, Special Assessment, 144A, 2020, 3.125%, 5/01/30 .. 250,000 225,194
c
Assessment Lorraine Lakes, Special Assessment, 144A, 2020, 3.625%, 5/01/40 .. 1,075,000 865,294
c
Assessment Lorraine Lakes, Special Assessment, 144A, 2020, 3.875%, 5/01/51 .. 2,640,000 1,980,936
c
Assessment Northeast Sector Project Phase 2B, Special Assessment, 144A, 2020,
Refunding, 3.2%, 5/01/30 .......................................... 440,000 397,683
c
Assessment Northeast Sector Project Phase 2B, Special Assessment, 144A, 2020,
Refunding, 3.75%, 5/01/40 ......................................... 2,100,000 1,724,584
Assessment Northeast Sector Project Phase 2C, Special Assessment, 2020, 3%,
5/01/30 ........................................................ 470,000 418,848
Assessment Northeast Sector Project Phase 2C, Special Assessment, 2020, 3.5%,
5/01/40 ........................................................ 750,000 589,775
Assessment Star Farms Phase 1/2, Special Assessment, 2021, 2.3%, 5/01/26 .... 140,000 132,247
Assessment Star Farms Phase 1/2, Special Assessment, 2021, 2.7%, 5/01/31 .... 105,000 88,854
Assessment Star Farms Phase 1/2, Special Assessment, 2021, 3%, 5/01/41 ..... 430,000 312,492
Laurel Road Community Development District ,
Special Assessment, 2021 A-1, 2.6%, 5/01/26 ............................ 220,000 207,953
Special Assessment, 2021 A-1, 3%, 5/01/31 .............................. 350,000 300,750
Special Assessment, 2021 A-1, 3.25%, 5/01/41 ........................... 1,195,000 870,124
Special Assessment, 2021 A-1, 4%, 5/01/52 .............................. 1,450,000 1,076,419
Special Assessment, 2021 A-2, 3.125%, 5/01/31 .......................... 1,935,000 1,591,001
Lawson Dunes Community Development District ,
Special Assessment, 2022, 4.375%, 5/01/27 ............................. 170,000 167,965
Special Assessment, 2022, 4.75%, 5/01/32 .............................. 535,000 526,009
Leomas Landing Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 175,000 165,850
Special Assessment, 2021, 2.95%, 5/01/31 .............................. 310,000 270,118
Special Assessment, 2021, 2.95%, 5/01/31 .............................. 100,000 87,305
Special Assessment, 2021, 3.35%, 5/01/41 .............................. 795,000 598,409
Special Assessment, 2021, 3.35%, 5/01/41 .............................. 275,000 208,014
Special Assessment, 2021, 4%, 5/01/52 ................................. 530,000 402,988
c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 8,000,000 6,700,000
Live Oak Lake Community Development District ,
Special Assessment, 2020, 4.4%, 5/01/40 ............................... 1,600,000 1,425,859
Special Assessment, 2020, 4.6%, 5/01/51 ............................... 2,845,000 2,413,278
LT Ranch Community Development District ,
Phase I Assessment Area, Special Assessment, 2022-1, 5.3%, 5/01/32 ......... 120,000 120,919

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
LT Ranch Community Development District, (continued)
Phase I Assessment Area, Special Assessment, 2022-1, 5.75%, 5/01/42 ........ $ 380,000 $ 382,998
Phase I Assessment Area, Special Assessment, 2022-1, 5.9%, 5/01/53 ......... 500,000 500,624
Phase IIA Assessment Area, Special Assessment, 2022-2, 5%, 5/01/32 ......... 1,245,000 1,251,172
Phase IIA Assessment Area, Special Assessment, 2022-2, 5.5%, 5/01/42 ........ 2,500,000 2,507,922
Phase IIA Assessment Area, Special Assessment, 2022-2, 5.7%, 5/01/53 ........ 5,685,000 5,688,418
LTC Ranch West Residential Community Development District ,
Special Assessment, 2021 B, 3.25%, 5/01/31 ............................. 4,000,000 3,557,517
Assessment Area 1, Special Assessment, 2021 A, 3.125%, 5/01/31 ............ 700,000 617,215
Assessment Area 1, Special Assessment, 2021 A, 3.45%, 5/01/41 ............. 1,250,000 963,766
c
Magnolia Park Community Development District ,
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/31 ................... 250,000 248,251
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/39 ................... 688,000 622,932
c
Mandarin Grove Community Development District , Special Assessment , 144A, 2022 ,
6.625% , 5/01/53 ................................................... 2,500,000 2,572,756
Mangrove Point & Mangrove Manor ,
Community Development District, Special Assessment, 2022, 4%, 5/01/32 ....... 345,000 327,347
Community Development District, Special Assessment, 2022, 4.25%, 5/01/42 ..... 1,130,000 976,450
Marshall Creek Community Development District , Special Assessment , 2015 A ,
Refunding , 5% , 5/01/32 ............................................. 1,585,000 1,587,376
Meadow View at Twin Creeks Community Development District ,
Phase 3B, Special Assessment, 2021, 2.4%, 5/01/26 ....................... 120,000 113,726
Phase 3B, Special Assessment, 2021, 3%, 5/01/31 ........................ 205,000 179,189
Phase 3B, Special Assessment, 2021, 3.25%, 5/01/41 ...................... 790,000 585,926
Phase 3B, Special Assessment, 2021, 3.75%, 5/01/52 ...................... 625,000 448,426
Phase 4, Special Assessment, 2021, 2.4%, 5/01/26 ........................ 140,000 132,680
Phase 4, Special Assessment, 2021, 3%, 5/01/31 .......................... 225,000 196,671
Phase 4, Special Assessment, 2021, 3.25%, 5/01/41 ....................... 1,155,000 856,639
Phase 4, Special Assessment, 2021, 4%, 5/01/52 .......................... 1,000,000 760,356
Merrick Square Community Development District ,
Special Assessment, 2023, 4.5%, 5/01/30 ............................... 235,000 233,057
Special Assessment, 2023, 5.4%, 5/01/43 ............................... 725,000 718,083
Special Assessment, 2023, 5.625%, 5/01/53 ............................. 1,000,000 995,665
Middleton Community Development District A , Special Assessment , 2022 , 6.2% ,
5/01/53 ......................................................... 3,250,000 3,322,923
Mirada Community Development District , Assessment Area 4 , Special Assessment ,
2021 , 3.25% , 5/01/32 ............................................... 2,400,000 2,113,977
Mirada II Community Development District ,
2021 Project Area, Special Assessment, 2021, 2.5%, 5/01/26 ................. 305,000 288,404
2021 Project Area, Special Assessment, 2021, 3.125%, 5/01/31 ............... 645,000 554,213
2021 Project Area, Special Assessment, 2021, 3.5%, 5/01/41 ................. 2,080,000 1,600,861
2021 Project Area, Special Assessment, 2021, 4%, 5/01/51 .................. 2,360,000 1,774,305
2022 Project Area, Special Assessment, 2022, 5.125%, 5/01/32 ............... 335,000 336,531
2022 Project Area, Special Assessment, 2022, 5.6%, 5/01/42 ................. 1,010,000 1,009,926
2022 Project Area, Special Assessment, 2022, 5.75%, 5/01/53 ................ 1,845,000 1,829,844
New Port Tampa Bay Community Development District ,
Special Assessment, 2021, 2.875%, 5/01/26 ............................. 265,000 253,135
Special Assessment, 2021, 3.5%, 5/01/31 ............................... 500,000 452,289
Special Assessment, 2021, 3.875%, 5/01/41 ............................. 1,250,000 1,013,198
Special Assessment, 2021, 4.125%, 5/01/52 ............................. 2,250,000 1,748,144
North AR-1 Pasco Community Development District ,
Special Assessment, 2021, 2.625%, 5/01/26 ............................. 105,000 100,042
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 275,000 243,418
Assessment Area 2, Special Assessment, 2021 A, 2.625%, 5/01/26 ............ 130,000 123,861
Assessment Area 2, Special Assessment, 2021 A, 3.25%, 5/01/31 ............. 170,000 151,779

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
North AR-1 Pasco Community Development District, (continued)
Assessment Area 2, Special Assessment, 2021 A, 3.55%, 5/01/41 ............. $ 685,000 $ 533,955
Assessment Area 3, Special Assessment, 2023, 5.75%, 5/01/43 ............... 790,000 780,063
Assessment Area 3, Special Assessment, 2023, 6%, 5/01/54 ................. 1,115,000 1,098,271
North Loop Community Development District ,
Special Assessment, 2023, 6.375%, 5/01/43 ............................. 525,000 544,155
Special Assessment, 2023, 6.625%, 5/01/54 ............................. 1,000,000 1,039,943
North Park Isle Community Development District ,
Assessment Area 2, Special Assessment, 2021, 2.45%, 11/01/26 .............. 160,000 149,725
Assessment Area 2, Special Assessment, 2021, 3%, 11/01/31 ................ 500,000 433,668
Assessment Area 2, Special Assessment, 2021, 3.375%, 11/01/41 ............. 1,500,000 1,139,398
Assessment Area 2, Special Assessment, 2021, 4%, 11/01/51 ................ 2,500,000 1,909,465
North Powerline Road Community Development District ,
Special Assessment, 2020, 3.125%, 5/01/30 ............................. 490,000 440,693
Special Assessment, 2020, 3.625%, 5/01/40 ............................. 1,000,000 799,943
c
Special Assessment, 144A, 2022, 5.25%, 5/01/32 ......................... 205,000 201,982
c
Special Assessment, 144A, 2022, 5.625%, 5/01/52 ......................... 1,415,000 1,360,662
North River Ranch Community Development District ,
Special Assessment, 2020 A-1, 3%, 5/01/25 .............................. 305,000 298,302
Special Assessment, 2020 A-1, 3.5%, 5/01/30 ............................ 855,000 785,134
Special Assessment, 2020 A-1, 4%, 5/01/40 .............................. 1,150,000 975,102
Special Assessment, 2020 A-1, 4.25%, 5/01/51 ........................... 1,960,000 1,568,027
Special Assessment, 2020 A-2, 4.2%, 5/01/35 ............................ 960,000 882,796
North River Ranch Improvement Stewardship District ,
Assessment, Special Assessment, 2023 A, 6.7%, 5/01/55 .................... 1,500,000 1,548,740
Assessment, Special Assessment, 2023 A-1, 6%, 5/01/54 ................... 4,975,000 4,819,425
Orange Blossom Groves Community Development District ,
Special Assessment, 2023, 4.25%, 6/15/30 .............................. 485,000 481,718
Special Assessment, 2023, 5.25%, 6/15/43 .............................. 1,000,000 995,146
Special Assessment, 2023, 5.375%, 6/15/53 ............................. 1,375,000 1,351,988
c
Osceola Village Center Community Development District ,
Special Assessment, 144A, 2021, 2.875%, 5/01/31 ......................... 180,000 156,322
Special Assessment, 144A, 2021, 3.3%, 5/01/41 .......................... 370,000 278,167
Palermo Community Development District ,
Special Assessment, 2023, 5%, 6/15/43 ................................. 1,945,000 1,869,928
Special Assessment, 2023, 5.25%, 6/15/53 .............................. 1,500,000 1,441,295
Palm Coast Park Community Development District ,
Special Assessment, 2022, 5.125%, 5/01/51 ............................. 1,500,000 1,388,170
Special Assessment, 2023, 5.6%, 5/01/53 ............................... 1,000,000 977,562
Spring Lake - Tracts 2 & 3, Special Assessment, 2021, 2.8%, 5/01/31 ........... 350,000 301,762
Spring Lake - Tracts 2 & 3, Special Assessment, 2021, 3.125%, 5/01/41 ......... 730,000 532,014
Spring Lake - Tracts 2 & 3, Special Assessment, 2021, 4%, 5/01/52 ............ 1,210,000 920,030
Park East Community Development District , Special Assessment , 2021 , 3.15% ,
11/01/41 ........................................................ 600,000 434,732
Parkview at Long Lake Ranch Community Development District ,
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 955,000 774,058
Special Assessment, 2020, 4%, 5/01/51 ................................. 800,000 612,446
Parrish Lakes Community Development District ,
Assessment Area 1, Special Assessment, 2023, 5.125%, 5/01/43 .............. 1,500,000 1,426,463
Assessment Area 1, Special Assessment, 2023, 5.4%, 5/01/53 ................ 1,605,000 1,514,818
Assessment Area 2, Special Assessment, 2023 A, 5.375%, 5/01/43 ............ 1,080,000 1,045,204
Assessment Area 2, Special Assessment, 2023 A, 5.625%, 5/01/53 ............ 1,535,000 1,485,917
Parrish Plantation Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.5%, 5/01/26 ................ 195,000 185,726

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Parrish Plantation Community Development District, (continued)
Assessment Area 1, Special Assessment, 2021, 3.125%, 5/01/31 .............. $ 235,000 $ 208,512
Assessment Area 1, Special Assessment, 2021, 3.5%, 5/01/41 ................ 790,000 615,893
Assessment Area 2, Special Assessment, 2022, 4.75%, 5/01/32 ............... 165,000 161,839
Assessment Area 2, Special Assessment, 2022, 5.375%, 5/01/42 .............. 595,000 583,727
Assessment Area 2, Special Assessment, 2022, 5.5%, 5/01/52 ................ 945,000 921,163
Peace Creek Community Development District ,
Assessment Area 1, Special Assessment, 2023, 5.125%, 6/15/43 .............. 1,450,000 1,424,521
Assessment Area 1, Special Assessment, 2023, 5.375%, 6/15/53 .............. 1,595,000 1,572,894
c
Pine Isle Community Development District ,
Special Assessment, 144A, 2021, 2.375%, 12/15/26 ........................ 80,000 75,255
Special Assessment, 144A, 2021, 3%, 12/15/31 ........................... 225,000 201,897
Special Assessment, 144A, 2021, 3.25%, 12/15/41 ......................... 1,000,000 774,584
Special Assessment, 144A, 2021, 4%, 12/15/51 ........................... 1,200,000 960,205
Pine Ridge Plantation Community Development District , Special Assessment , 2020
A-2 , Refunding , 3.75% , 5/01/37 ....................................... 700,000 590,629
Preserve at South Branch Community Development District ,
Phase 3, Special Assessment, 2021, 3%, 5/01/31 .......................... 150,000 135,600
Phase 3, Special Assessment, 2021, 3.5%, 5/01/41 ........................ 750,000 614,114
Prosperity Lakes Community Development District ,
Assessment Area 1, Special Assessment, 2023, 5.875%, 12/15/43 ............. 280,000 283,697
Assessment Area 1, Special Assessment, 2023, 6.125%, 12/15/53 ............. 1,000,000 1,013,047
Quail Roost Community Development District ,
Expansion Area, Special Assessment, 2021, 2.2%, 12/15/26 ................. 160,000 149,466
Expansion Area, Special Assessment, 2021, 2.7%, 12/15/31 ................. 200,000 173,864
Expansion Area, Special Assessment, 2021, 3.125%, 12/15/41 ................ 990,000 753,429
Expansion Area, Special Assessment, 2021, 4%, 12/15/51 ................... 2,360,000 1,935,500
Ranches at Lake Mcleod Community Development District , Assessment Area 1 ,
Special Assessment , 2023 , 5.5% , 6/15/53 ............................... 730,000 715,367
Reserve at Van Oaks Community Development District ,
Special Assessment, 2023, 5.125%, 5/01/43 ............................. 200,000 195,069
Special Assessment, 2023, 5.375%, 5/01/53 ............................. 965,000 940,602
Reunion East Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 310,000 294,816
Special Assessment, 2021, 2.85%, 5/01/31 .............................. 400,000 350,904
Special Assessment, 2021, 3.15%, 5/01/41 .............................. 1,455,000 1,107,684
Rhodine Road North Community Development District ,
Assessment Area, Special Assessment, 2022, 2.6%, 5/01/27 ................. 100,000 94,814
Assessment Area, Special Assessment, 2022, 3%, 5/01/32 ................... 190,000 170,226
Assessment Area, Special Assessment, 2022, 3.3%, 5/01/42 ................. 490,000 381,517
Ridge at Apopka Community Development District ,
Special Assessment, 2022, 5.5%, 5/01/52 ............................... 2,150,000 2,072,163
Parcel 2, Special Assessment, 2023, 5.5%, 5/01/43 ........................ 310,000 304,185
Parcel 2, Special Assessment, 2023, 5.75%, 5/01/53 ....................... 545,000 532,873
River Glen Community Development District ,
Assessment Area 2, Special Assessment, 2021, 3%, 5/01/31 ................. 350,000 305,933
Assessment Area 2, Special Assessment, 2021, 3.375%, 5/01/41 .............. 1,000,000 762,687
Assessment Area 2, Special Assessment, 2021, 4%, 5/01/51 ................. 995,000 761,730
River Hall Community Development District ,
Assessment Area, Special Assessment, 2021 A-2, Refunding, 3%, 5/01/24 ....... 250,000 248,300
Assessment Area, Special Assessment, 2021 A-2, Refunding, 3%, 5/01/25 ....... 150,000 146,528
Assessment Area, Special Assessment, 2021 A-2, Refunding, 3%, 5/01/31 ....... 1,000,000 880,236
Assessment Area, Special Assessment, 2021 A-2, Refunding, 3%, 5/01/36 ....... 1,000,000 789,268
Assessment Area 3, Special Assessment, 2020 A, 3.625%, 5/01/40 ............ 1,030,000 821,070

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
River Hall Community Development District, (continued)
Assessment Area 3, Special Assessment, 2020 A, 3.875%, 5/01/51 ............ $ 2,690,000 $ 1,993,734
c
Assessment Area 4, Special Assessment, 144A, 2023 A, 6.25%, 5/01/43 ........ 500,000 511,527
c
Assessment Area 4, Special Assessment, 144A, 2023 A, 6.5%, 5/01/54 ......... 1,300,000 1,329,558
River Landing Community Development District ,
Assessments, Special Assessment, 2020 A, 3%, 5/01/25 .................... 170,000 166,312
Assessments, Special Assessment, 2020 A, 3.6%, 5/01/30 ................... 475,000 438,903
Assessments, Special Assessment, 2020 A, 4.125%, 5/01/40 ................. 850,000 733,826
Assessments, Special Assessment, 2020 A, 4.35%, 5/01/51 .................. 1,100,000 896,546
Assessments, Special Assessment, 2020 B, 4.25%, 11/01/35 ................. 675,000 611,860
Assessments, Special Assessment, 2023 A, 5.5%, 5/01/43 ................... 750,000 746,418
Assessments, Special Assessment, 2023 A, 5.75%, 5/01/53 .................. 1,000,000 998,530
River Place on the St. Lucie Community Development District ,
Special Assessment, 2001 A, 7.625%, 5/01/30 ............................ 910,000 892,950
e
Special Assessment, 2001 B, 7.25%, 5/01/10 ............................. 35,000 1,750
Rivers Edge II Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 205,000 179,189
Special Assessment, 2021, 4%, 5/01/51 ................................. 910,000 696,657
c
Rivers Edge III Community Development District ,
Special Assessment, 144A, 2021, 2.4%, 5/01/26 .......................... 100,000 94,762
Special Assessment, 144A, 2021, 3%, 5/01/31 ............................ 300,000 262,961
Special Assessment, 144A, 2021, 3.5%, 5/01/41 .......................... 775,000 595,751
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 905,000 692,830
Rivington Community Development District ,
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 1,685,000 1,370,491
Special Assessment, 2022, 3.625%, 5/01/32 ............................. 430,000 387,351
Special Assessment, 2022, 4%, 5/01/52 ................................. 3,000,000 2,285,124
Rolling Hills Community Development District ,
Special Assessment, 2022 A-1, 4%, 5/01/52 .............................. 945,000 718,536
Special Assessment, 2022 A-2, Refunding, 3.65%, 5/01/32 ................... 1,000,000 900,543
c
Rolling Oaks Community Development District , Assessment Area , Special Assessment ,
144A, 2022 , 6.5% , 5/01/53 ........................................... 1,500,000 1,526,261
Rustic Oaks Community Development District ,
Special Assessment, 2022, 3.2%, 5/01/32 ............................... 1,000,000 873,292
Special Assessment, 2022, 3.45%, 5/01/42 .............................. 2,000,000 1,531,451
Special Assessment, 2022, 4%, 5/01/52 ................................. 3,950,000 3,016,641
Rye Ranch Community Development District ,
Pod A Assessment Area 1, Special Assessment, 2023, 6.5%, 5/01/43 ........... 1,000,000 1,044,605
Pod A Assessment Area 1, Special Assessment, 2023, 6.625%, 5/01/54 ......... 1,600,000 1,657,663
c
Pod B Assessment Area 1, Special Assessment, 144A, 2023, 5.75%, 11/01/43 .... 710,000 701,136
c
Pod B Assessment Area 1, Special Assessment, 144A, 2023, 6%, 11/01/53 ...... 215,000 213,213
Saddle Creek Preserve of Polk County Community Development District ,
Assessment Area 1, Special Assessment, 2020, 3%, 6/15/30 ................. 250,000 223,029
Assessment Area 1, Special Assessment, 2020, 4%, 6/15/40 ................. 610,000 518,657
Assessment Area 2, Special Assessment, 2022, 3.1%, 12/15/32 ............... 300,000 257,135
Assessment Area 2, Special Assessment, 2022, 3.35%, 12/15/41 .............. 485,000 366,111
Sanctuary Cove Community Development District ,
Special Assessment, 2021, 2.625%, 5/01/31 ............................. 190,000 161,780
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 400,000 291,153
Special Assessment, 2021, 4%, 5/01/52 ................................. 770,000 585,474
Sandmine Road Community Development District ,
c
Assessment Area 1, Special Assessment, 144A, 2020, 3.125%, 5/01/30 ......... 300,000 276,932
c
Assessment Area 1, Special Assessment, 144A, 2020, 3.625%, 5/01/40 ......... 1,040,000 880,112
c
Assessment Area 1, Special Assessment, 144A, 2020, 3.75%, 5/01/50 .......... 2,020,000 1,587,228

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Sandmine Road Community Development District, (continued)
Assessment Area 2, Special Assessment, 2021, 2.3%, 11/01/26 ............... $ 155,000 $ 145,725
Assessment Area 2, Special Assessment, 2021, 3%, 11/01/31 ................ 450,000 397,204
Assessment Area 2, Special Assessment, 2021, 3.3%, 11/01/41 ............... 1,180,000 903,465
Sandridge Community Development District ,
Special Assessment, 2021 A-1, 2.875%, 5/01/26 .......................... 290,000 278,018
Special Assessment, 2021 A-1, 3.4%, 5/01/31 ............................ 750,000 677,805
Special Assessment, 2021 A-1, 3.875%, 5/01/41 .......................... 730,000 597,278
Special Assessment, 2021 A-1, 4%, 5/01/51 .............................. 735,000 559,403
Sarasota National Community Development District ,
Special Assessment, 2020, Refunding, 3.5%, 5/01/31 ....................... 1,490,000 1,358,182
Special Assessment, 2020, Refunding, 4%, 5/01/39 ........................ 2,210,000 1,924,756
c
Savanna Lakes Community Development District ,
Assessment Area 1, Special Assessment, 144A, 2023, 5.125%, 6/15/43 ......... 395,000 385,238
Assessment Area 1, Special Assessment, 144A, 2023, 5.375%, 6/15/53 ......... 1,065,000 1,035,054
Sawgrass Village Community Development District ,
Special Assessment, 2023, 4.875%, 5/01/30 ............................. 480,000 476,103
Special Assessment, 2023, 5.5%, 5/01/43 ............................... 1,500,000 1,456,385
Special Assessment, 2023, 5.75%, 5/01/53 .............................. 1,565,000 1,513,244
Assessment Area 2, Special Assessment, 2023, 6.125%, 11/01/43 ............. 1,000,000 1,014,845
Assessment Area 2, Special Assessment, 2023, 6.375%, 11/01/53 ............. 1,000,000 1,014,651
Sawyers Landing Community Development District ,
Special Assessment, 2021, 3.75%, 5/01/31 .............................. 1,400,000 1,239,949
Special Assessment, 2021, 4.125%, 5/01/41 ............................. 3,055,000 2,392,592
Special Assessment, 2021, 4.25%, 5/01/53 .............................. 6,015,000 4,417,716
Scenic Highway Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 470,000 425,841
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 1,230,000 995,798
Scenic Terrace North Community Development District ,
2023 Assessment Area, Special Assessment, 2023, 5.875%, 5/01/43 ........... 2,155,000 2,138,852
2023 Assessment Area, Special Assessment, 2023, 6.125%, 5/01/54 ........... 1,810,000 1,806,156
Scenic Terrace South Community Development District ,
Special Assessment, 2022, 3.75%, 5/01/27 .............................. 410,000 397,524
Special Assessment, 2022, 4.125%, 5/01/32 ............................. 610,000 577,514
Special Assessment, 2022, 4.5%, 5/01/42 ............................... 2,710,000 2,399,254
c
Seaton Creek Reserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2023 , 5.5% , 6/15/53 ................................ 980,000 960,355
Sedona Point Community Development District ,
Special Assessment, 2023, 4.125%, 6/15/30 ............................. 75,000 73,735
Special Assessment, 2023, 5%, 6/15/43 ................................. 705,000 684,530
c
Seminole County Industrial Development Authority ,
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/36 ..... 310,000 270,512
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/41 ..... 425,000 339,503
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/51 ..... 830,000 596,380
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/56 ..... 705,000 492,712
Seminole Palms Community Development District ,
Special Assessment, 2023, 4.75%, 5/01/30 .............................. 330,000 326,756
Special Assessment, 2023, 5.5%, 5/01/43 ............................... 990,000 977,166
Special Assessment, 2023, 5.7%, 5/01/53 ............................... 1,000,000 980,369
Sherwood Manor Community Development District ,
Assessment Area 2, Special Assessment, 2023, 5.5%, 5/01/43 ................ 1,695,000 1,686,904
Assessment Area 2, Special Assessment, 2023, 5.625%, 5/01/53 .............. 1,570,000 1,544,407
Shingle Creek at Bronson Community Development District ,
Special Assessment, 2021, 3.1%, 6/15/31 ............................... 375,000 332,010

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Shingle Creek at Bronson Community Development District, (continued)
Special Assessment, 2021, 3.5%, 6/15/41 ............................... $ 1,000,000 $ 772,419
Silver Palms West Community Development District ,
Special Assessment, 2022, 2.6%, 6/15/27 ............................... 330,000 303,995
Special Assessment, 2022, 3%, 6/15/32 ................................. 765,000 654,983
Special Assessment, 2022, 3.25%, 6/15/42 .............................. 1,750,000 1,310,246
Silverlake Community Development District ,
Assessment Area 1, Special Assessment, 2023, 5.375%, 5/01/43 .............. 245,000 245,076
Assessment Area 1, Special Assessment, 2023, 5.5%, 5/01/53 ................ 985,000 977,845
Six Mile Creek Community Development District ,
Special Assessment, 2023, Refunding, 4.75%, 5/01/30 ...................... 495,000 489,599
Special Assessment, 2023, Refunding, 5.5%, 5/01/43 ....................... 1,200,000 1,181,657
Special Assessment, 2023, Refunding, 5.7%, 5/01/54 ....................... 1,500,000 1,466,024
Assessment Area 2, Special Assessment, 2020, Refunding, 3.125%, 11/01/25 .... 150,000 145,770
Assessment Area 2, Special Assessment, 2020, Refunding, 3.625%, 11/01/31 .... 500,000 454,745
Assessment Area 2, Special Assessment, 2020, Refunding, 4.125%, 11/01/40 .... 1,375,000 1,175,035
Assessment Area 2, Special Assessment, 2020, Refunding, 4.25%, 11/01/50 ..... 2,290,000 1,837,440
Assessment Area 2, Special Assessment, 2021, Refunding, 2.5%, 5/01/26 ....... 175,000 166,631
Assessment Area 2, Special Assessment, 2021, Refunding, 3.1%, 5/01/31 ....... 250,000 220,052
Assessment Area 2, Special Assessment, 2021, Refunding, 3.4%, 5/01/41 ....... 750,000 568,676
Assessment Area 2, Special Assessment, 2021, Refunding, 4%, 5/01/52 ........ 2,050,000 1,550,807
Assessment Area 3, Special Assessment, 2021, 2.5%, 5/01/26 ................ 215,000 204,531
Assessment Area 3, Special Assessment, 2021, 3%, 5/01/31 ................. 520,000 454,823
Assessment Area 3, Special Assessment, 2021, 3.4%, 5/01/41 ................ 805,000 610,378
Assessment Area 3, Special Assessment, 2021, 3.5%, 5/01/41 ................ 1,585,000 1,217,407
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/52 ................. 655,000 495,502
Somerset Community Development District ,
Special Assessment, 2022, Refunding, 4%, 5/01/32 ........................ 750,000 699,488
Special Assessment, 2022, Refunding, 4.2%, 5/01/37 ....................... 1,000,000 896,223
Sorrento Pines Community Development District ,
Assessment Area 1, Revenue, 2023, 5.25%, 5/01/43 ....................... 415,000 404,627
Assessment Area 1, Revenue, 2023, 5.5%, 5/01/53 ........................ 500,000 488,575
South Creek Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.875%, 6/15/31 .............. 175,000 155,968
Assessment Area 1, Special Assessment, 2021, 3.25%, 6/15/41 ............... 500,000 391,174
Southern Groves Community Development District No. 5 ,
Special Assessment, 2022-1, 6%, 5/01/49 ............................... 1,000,000 1,009,126
Assessment Area, Special Assessment, 2021, 2.4%, 5/01/26 ................. 215,000 203,759
Assessment Area, Special Assessment, 2021, 2.8%, 5/01/31 ................. 400,000 344,871
Assessment Area, Special Assessment, 2021, 3.125%, 5/01/41 ............... 1,100,000 800,671
Assessment Area, Special Assessment, 2021, 4%, 5/01/48 ................... 620,000 484,986
c
Southshore Bay Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2021 , 3% , 5/01/33 .................................. 155,000 130,378
Stellar North Community Development District ,
Special Assessment, 2021, 2.45%, 5/01/26 .............................. 120,000 113,549
Special Assessment, 2021, 3%, 5/01/31 ................................. 240,000 209,783
Special Assessment, 2021, 3.2%, 5/01/41 ............................... 845,000 619,230
c
Stillwater Community Development District ,
Special Assessment, 144A, 2021, 2.375%, 6/15/26 ......................... 230,000 217,416
Special Assessment, 144A, 2021, 3%, 6/15/31 ............................ 325,000 284,266
Special Assessment, 144A, 2021, 3.5%, 6/15/41 .......................... 1,290,000 1,000,873
Stonegate Preserve Community Development District ,
Special Assessment, 2023, 5.875%, 12/15/43 ............................. 700,000 708,174
Special Assessment, 2023, 6.125%, 12/15/53 ............................. 1,250,000 1,262,553

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
c
Stonewater Community Development District ,
Special Assessment, 144A, 2021, 3%, 11/01/32 ........................... $ 250,000 $ 213,425
Special Assessment, 144A, 2021, 3.3%, 11/01/41 .......................... 635,000 478,305
Stoneybrook North Community Development District , Assessment Area 2 , Special
Assessment , 2022 , Refunding , 6.375% , 11/01/52 .......................... 1,835,000 1,892,079
Stoneybrook South at Championsgate Community Development District ,
Assessment Area, Special Assessment, 2023, 4.5%, 6/15/30 ................. 110,000 109,629
Assessment Area, Special Assessment, 2023, 5.375%, 6/15/43 ............... 395,000 394,755
Assessment Area, Special Assessment, 2023, 5.5%, 6/15/53 ................. 390,000 386,616
c
Fox South Assessment Area, Special Assessment, 144A, 2020, 3%, 12/15/30 .... 500,000 453,245
c
Fox South Assessment Area, Special Assessment, 144A, 2020, 3.5%, 12/15/40 ... 1,000,000 825,331
c
Fox South Assessment Area, Special Assessment, 144A, 2020, 3.75%, 12/15/50 .. 1,500,000 1,175,194
Storey Creek Community Development District ,
Assessment Area 2, Special Assessment, 2022, 5%, 6/15/32 ................. 240,000 241,154
Assessment Area 2, Special Assessment, 2022, 5.2%, 6/15/42 ................ 625,000 603,370
Assessment Area 2, Special Assessment, 2022, 5.375%, 6/15/52 .............. 1,000,000 954,432
Storey Drive Community Development District ,
Special Assessment, 2022, 2.55%, 6/15/27 .............................. 165,000 153,785
Special Assessment, 2022, 3%, 6/15/32 ................................. 375,000 324,256
Special Assessment, 2022, 3.25%, 6/15/42 .............................. 900,000 674,284
c
Storey Park Community Development District ,
Assessment Area 4, Special Assessment, 144A, 2021, 2.875%, 6/15/31 ......... 230,000 204,986
Assessment Area 4, Special Assessment, 144A, 2021, 3.3%, 6/15/41 ........... 620,000 471,280
Summer Woods Community Development District ,
Assessment Area 2, Special Assessment, 2021, 3%, 5/01/31 ................. 150,000 132,125
Assessment Area 2, Special Assessment, 2021, 3.4%, 5/01/41 ................ 395,000 302,943
Assessment Area 3, Special Assessment, 2021, 2.5%, 5/01/26 ................ 150,000 142,659
Assessment Area 3, Special Assessment, 2021, 3.15%, 5/01/31 ............... 200,000 177,435
Assessment Area 3, Special Assessment, 2021, 3.45%, 5/01/41 ............... 725,000 557,103
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/52 ................. 1,000,000 763,280
Summerstone Community Development District ,
Assessment Phase One, Special Assessment, 2020, 3.25%, 5/01/30 ........... 165,000 153,973
Assessment Phase One, Special Assessment, 2020, 3.75%, 5/01/40 ........... 700,000 605,639
Assessment Phase One, Special Assessment, 2020, 4%, 5/01/51 ............. 910,000 746,793
c
Assessment Phase Two, Special Assessment, 144A, 2021, 2.75%, 5/01/31 ...... 175,000 154,055
c
Assessment Phase Two, Special Assessment, 144A, 2021, 3.15%, 5/01/41 ...... 700,000 536,928
c
Assessment Phase Two, Special Assessment, 144A, 2021, 4%, 5/01/51 ......... 1,750,000 1,433,942
Sunbridge Stewardship District ,
Assessment Del Webb Phase 1/2 Assessment Area, Special Assessment, 2022, 5%,
5/01/32 ........................................................ 350,000 351,348
Assessment Del Webb Phase 1/2 Assessment Area, Special Assessment, 2022,
5.4%, 5/01/42 ................................................... 920,000 911,484
Assessment Del Webb Phase 1/2 Assessment Area, Special Assessment, 2022,
5.5%, 5/01/52 ................................................... 1,725,000 1,681,309
Assessment Weslyn Park Assessment Area, Special Assessment, 2022, 4.2%,
5/01/27 ........................................................ 340,000 333,748
Assessment Weslyn Park Assessment Area, Special Assessment, 2022, 4.6%,
5/01/32 ........................................................ 460,000 446,247
Assessment Weslyn Park Assessment Area, Special Assessment, 2022, 5.2%,
5/01/42 ........................................................ 1,000,000 957,681
Assessment Weslyn Park Assessment Area, Special Assessment, 2022, 5.35%,
5/01/52 ........................................................ 2,000,000 1,880,580
Tamarindo Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 185,000 162,099
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 820,000 627,940

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Tern Bay Community Development District ,
Special Assessment, 2022, 3.4%, 6/15/32 ............................... $ 1,650,000 $ 1,466,210
Special Assessment, 2022, 4%, 6/15/42 ................................. 3,600,000 2,985,173
Special Assessment, 2022, 4%, 6/15/52 ................................. 5,000,000 3,807,793
Three Rivers Community Development District , Special Assessment , 2023 , Refunding ,
5.75% , 5/01/53 ................................................... 4,190,000 4,062,671
Timber Creek Southwest Community Development District ,
Assessment Area 2, Special Assessment, 2021, 2.35%, 12/15/26 .............. 325,000 303,999
Assessment Area 2, Special Assessment, 2021, 3%, 12/15/31 ................ 750,000 649,987
Assessment Area 2, Special Assessment, 2021, 3.3%, 12/15/41 ............... 2,175,000 1,629,513
Tohoqua Community Development District ,
Special Assessment, 2021, 2.875%, 5/01/31 ............................. 215,000 187,120
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 810,000 618,829
Tolomato Community Development District ,
Assessment Area, Special Assessment, 2022 B, Refunding, 3%, 5/01/32 ........ 1,500,000 1,309,964
Assessment Area, Special Assessment, 2022 C, Refunding, 3.2%, 5/01/32 ....... 1,500,000 1,326,978
Assessment Area 1, Special Assessment, 2022-1, 3.3%, 5/01/32 .............. 515,000 459,111
Assessment Area 1, Special Assessment, 2022-1, 4%, 5/01/52 ................ 1,970,000 1,498,119
Assessment Area 2, Special Assessment, 2022-2, 3.3%, 5/01/32 .............. 195,000 173,838
Assessment Area 2, Special Assessment, 2022-2, 4%, 5/01/51 ................ 665,000 509,528
c
Towne Park Community Development District ,
Assessment Area 3D, Special Assessment, 144A, 2020, 3.125%, 5/01/30 ........ 410,000 377,181
Assessment Area 3D, Special Assessment, 144A, 2020, 3.625%, 5/01/40 ........ 1,075,000 902,249
Assessment Area 3D, Special Assessment, 144A, 2020, 4%, 5/01/51 ........... 1,000,000 811,919
c
Towns at Woodsdale Community Development District ,
Assessment, Special Assessment, 144A, 2023, 6.125%, 11/01/43 ............. 325,000 330,894
Assessment, Special Assessment, 144A, 2023, 6.375%, 11/01/53 ............. 1,325,000 1,353,680
Tradition Community Development District No. 9 ,
Special Assessment, 2021, 2.3%, 5/01/26 ............................... 295,000 279,694
Special Assessment, 2021, 2.7%, 5/01/31 ............................... 445,000 382,022
c
Trevesta Community Development District ,
Assessment Area 2, Special Assessment, 144A, 2020, 3.25%, 5/01/30 .......... 235,000 213,189
Assessment Area 2, Special Assessment, 144A, 2020, 3.75%, 5/01/40 .......... 880,000 717,322
Triple Creek Community Development District ,
Assessment Area, Special Assessment, 2021, 3%, 11/01/31 .................. 250,000 217,384
Assessment Area, Special Assessment, 2021, 3.5%, 11/01/41 ................ 740,000 574,251
c
Villages Q & R Assessment Area, Special Assessment, 144A, 2021, 2.375%,
11/01/26 ....................................................... 110,000 102,844
c
Villages Q & R Assessment Area, Special Assessment, 144A, 2021, 2.875%,
11/01/31 ....................................................... 450,000 387,726
c
Villages Q & R Assessment Area, Special Assessment, 144A, 2021, 3.125%,
11/01/41 ....................................................... 1,190,000 872,951
Tuckers Pointe Community Development District ,
Master Infrastructure Project, Special Assessment, 2022, 3.625%, 5/01/32 ....... 4,500,000 4,036,268
Phase 1 Project, Special Assessment, 2022, 3%, 5/01/27 .................... 255,000 240,259
Phase 1 Project, Special Assessment, 2022, 3.375%, 5/01/32 ................ 565,000 498,686
Phase 1 Project, Special Assessment, 2022, 4%, 5/01/42 .................... 1,505,000 1,246,430
Phase 1 Project, Special Assessment, 2022, 4%, 5/01/52 .................... 1,500,000 1,139,586
Twisted Oaks Pointe Community Development District ,
Assessment Area 1, Special Assessment, 2023, 5.375%, 5/01/43 .............. 740,000 714,465
Assessment Area 1, Special Assessment, 2023, 5.625%, 5/01/53 .............. 500,000 481,554
Assessment Area 2, Special Assessment, 2023, 5.875%, 5/01/43 .............. 500,000 499,989
Assessment Area 2, Special Assessment, 2023, 6.125%, 5/01/54 .............. 500,000 499,999

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Two Rivers East Community Development District ,
Special Assessment, 2023, 4.875%, 5/01/30 ............................. $ 200,000 $ 198,635
Special Assessment, 2023, 5.75%, 5/01/43 .............................. 2,000,000 1,986,026
Special Assessment, 2023, 5.875%, 5/01/53 ............................. 3,465,000 3,391,225
Two Rivers North Community Development District ,
Special Assessment, 2022, 4.625%, 5/01/27 ............................. 80,000 79,153
Special Assessment, 2022, 4.875%, 5/01/32 ............................. 380,000 373,636
Special Assessment, 2022, 5.125%, 5/01/42 ............................. 1,540,000 1,472,736
Special Assessment, 2022, 5.25%, 5/01/52 .............................. 2,000,000 1,876,650
Two Rivers West Community Development District ,
Special Assessment, 2022, 6%, 5/01/43 ................................. 1,055,000 1,062,466
Special Assessment, 2022, 6.25%, 5/01/53 .............................. 1,195,000 1,204,033
Special Assessment, 2023, 6%, 11/01/43 ................................ 1,425,000 1,430,286
Special Assessment, 2023, 6.125%, 11/01/53 ............................. 2,145,000 2,137,542
c
Union Park East Community Development District ,
Assessment Area 3, Special Assessment, 144A, 2021, 2.95%, 5/01/31 .......... 70,000 61,006
Assessment Area 3, Special Assessment, 144A, 2021, 3.35%, 5/01/41 .......... 165,000 124,350
Varrea South Community Development District ,
Special Assessment, 2023, 5.125%, 5/01/43 ............................. 1,075,000 1,049,765
Special Assessment, 2023, 5.4%, 5/01/53 ............................... 1,320,000 1,293,257
V-Dana Community Development District ,
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 400,000 356,125
Special Assessment, 2021, 3.625%, 5/01/41 ............................. 1,250,000 996,451
c
Assessment Area 1, Special Assessment, 144A, 2020, 3.5%, 5/01/31 ........... 375,000 342,480
c
Assessment Area 1, Special Assessment, 144A, 2020, 4%, 5/01/40 ............ 1,775,000 1,522,348
Assessment Area 2, Special Assessment, 2023, 4.3%, 5/01/30 ................ 900,000 893,008
Assessment Area 2, Special Assessment, 2023, 5.25%, 5/01/43 ............... 1,815,000 1,786,700
Assessment Area 2, Special Assessment, 2023, 5.5%, 5/01/54 ................ 2,505,000 2,457,706
c
Veranda Community Development District II ,
Special Assessment, 144A, 2021, Refunding, 2.5%, 5/01/26 .................. 230,000 218,492
Special Assessment, 144A, 2021, Refunding, 3.1%, 5/01/31 .................. 355,000 312,474
Special Assessment, 144A, 2021, Refunding, 3.6%, 5/01/41 .................. 875,000 681,946
Special Assessment, 144A, 2021, Refunding, 4%, 5/01/51 ................... 1,285,000 978,003
Verano No. 3 Community Development District ,
Phase 1 Assessment Area, Special Assessment, 2021, 3.375%, 5/01/41 ......... 750,000 574,565
Phase 2 Assessment Area, Special Assessment, 2022, 6.45%, 11/01/42 ......... 1,000,000 1,032,723
Phase 2 Assessment Area, Special Assessment, 2022, 6.625%, 11/01/52 ........ 1,475,000 1,526,998
Verano No. 4 Community Development District ,
Astor Creek Phase 1 Assessment Area, Special Assessment, 2023, 5.375%, 5/01/43 1,020,000 1,009,648
Astor Creek Phase 1 Assessment Area, Special Assessment, 2023, 5.625%, 5/01/53 250,000 249,628
Viera Stewardship District ,
Assessments, Special Assessment, 2021, 2.3%, 5/01/26 .................... 500,000 471,212
Assessments, Special Assessment, 2021, 2.8%, 5/01/31 .................... 800,000 684,062
Assessments, Special Assessment, 2021, 3.125%, 5/01/41 .................. 1,750,000 1,275,376
Assessments, Special Assessment, 2021, 4%, 5/01/53 ...................... 1,715,000 1,247,466
Assessments, Special Assessment, 2023, 5.5%, 5/01/54 .................... 2,500,000 2,417,513
Village Community Development District No. 13 ,
c
Special Assessment, 144A, 2020, 3.5%, 5/01/51 .......................... 13,505,000 9,708,412
Special Assessment, 2021, 2.85%, 5/01/36 .............................. 1,645,000 1,329,989
Special Assessment, 2021, 3%, 5/01/41 ................................. 2,440,000 1,808,770
Special Assessment, 2021, 3.25%, 5/01/52 .............................. 5,300,000 3,589,830

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Village Community Development District No. 14 , Special Assessment , 2022 , 5.5% ,
5/01/53 ......................................................... $ 11,860,000 $ 12,014,456
Villages of Glen Creek Community Development District ,
Assessment Area 3, Special Assessment, 2022, Refunding, 2.7%, 5/01/27 ....... 30,000 28,031
Assessment Area 3, Special Assessment, 2022, Refunding, 3.15%, 5/01/32 ...... 210,000 182,931
Assessment Area 3, Special Assessment, 2022, Refunding, 3.45%, 5/01/42 ...... 550,000 413,130
Assessment Area 3, Special Assessment, 2022, Refunding, 4%, 5/01/52 ........ 1,205,000 916,228
Assessment Area 4, Special Assessment, 2022 A, 4.625%, 5/01/27 ............ 100,000 99,189
Assessment Area 4, Special Assessment, 2022 A, 4.875%, 5/01/32 ............ 250,000 246,937
Assessment Area 4, Special Assessment, 2022 A, 5.125%, 5/01/42 ............ 710,000 678,596
Assessment Area 4, Special Assessment, 2022 A, 5.25%, 5/01/53 ............. 1,250,000 1,173,483
Villamar Community Development District ,
Special Assessment, 2020, 3.2%, 5/01/30 ............................... 240,000 216,091
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 655,000 529,062
Assessment Area 5, Special Assessment, 2023, 5.625%, 5/01/43 .............. 440,000 437,453
Assessment Area 5, Special Assessment, 2023, 5.75%, 5/01/53 ............... 1,310,000 1,280,845
Phase 4 Project, Special Assessment, 2022, 3.25%, 5/01/27 ................. 140,000 133,560
Phase 4 Project, Special Assessment, 2022, 3.625%, 5/01/32 ................ 250,000 224,793
Phase 4 Project, Special Assessment, 2022, 4%, 5/01/42 .................... 670,000 553,459
Waterford Community Development District ,
Assessment Area 1, Special Assessment, 2023, 5.375%, 5/01/43 .............. 395,000 385,944
Assessment Area 1, Special Assessment, 2023, 5.6%, 5/01/53 ................ 750,000 730,970
Waterset South Community Development District , Special Assessment , 2022 , 6.1% ,
5/01/53 ......................................................... 665,000 670,858
Wellness Ridge Community Development District ,
Assessment Area 1, Special Assessment, 2023, 5.125%, 6/15/43 .............. 1,410,000 1,381,857
Assessment Area 1, Special Assessment, 2023, 5.375%, 6/15/53 .............. 1,340,000 1,317,573
West Hillcrest Community Development District , Special Assessment , 2023 , 5.25% ,
6/15/43 ......................................................... 825,000 813,097
West Port Community Development District ,
c
Special Assessment, 144A, 2020, 3.25%, 5/01/31 ......................... 410,000 364,264
c
Special Assessment, 144A, 2020, 3.625%, 5/01/41 ......................... 1,085,000 849,124
Assessment Area 1 2021 Project Area, Special Assessment, 2021, 2.4%, 5/01/26 .. 150,000 142,190
Assessment Area 1 2021 Project Area, Special Assessment, 2021, 3%, 5/01/31 ... 570,000 499,525
Assessment Area 1 2021 Project Area, Special Assessment, 2021, 3.4%, 5/01/41 .. 1,470,000 1,118,695
Assessment Area 3, Special Assessment, 2022, 5.125%, 5/01/42 .............. 360,000 342,853
West Villages Improvement District ,
Unit of Development No. 7, Special Assessment, 2021, 2.5%, 5/01/26 .......... 155,000 147,278
Unit of Development No. 7, Special Assessment, 2021, 3.125%, 5/01/31 ........ 200,000 177,374
Unit of Development No. 7, Special Assessment, 2021, 3.5%, 5/01/41 .......... 800,000 623,819
Unit of Development No. 7, Special Assessment, 2023, 6%, 5/01/43 ............ 245,000 249,540
Unit of Development No. 7, Special Assessment, 2023, 6.25%, 5/01/54 ......... 585,000 598,433
Unit of Development No. 8, Special Assessment, 2021, 2.5%, 5/01/26 .......... 120,000 114,023
Unit of Development No. 8, Special Assessment, 2021, 3.125%, 5/01/31 ........ 525,000 463,509
Unit of Development No. 8, Special Assessment, 2021, 3.5%, 5/01/41 .......... 1,000,000 774,899
Unit of Development No. 8, Special Assessment, 2022, 5.5%, 5/01/53 .......... 1,880,000 1,832,411
Unit of Development No. 9, Special Assessment, 2023, 4.625%, 5/01/30 ........ 275,000 273,634
Unit of Development No. 9, Special Assessment, 2023, 5.375%, 5/01/43 ........ 1,500,000 1,479,480
Unit of Development No. 9, Special Assessment, 2023, 5.625%, 5/01/53 ........ 2,005,000 1,993,464
Westside Haines City Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 190,000 181,006
Special Assessment, 2021, 3%, 5/01/31 ................................. 350,000 308,890
Special Assessment, 2021, 3.25%, 5/01/41 .............................. 1,000,000 754,451
Westview North Community Development District ,
Special Assessment, 2022, 5.75%, 6/15/42 .............................. 1,000,000 1,007,345

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Westview North Community Development District, (continued)
Special Assessment, 2022, 6%, 6/15/52 ................................. $ 1,250,000 $ 1,258,254
Westview South Community Development District ,
Assessment Area 1, Special Assessment, 2023, 4.875%, 5/01/28 .............. 680,000 676,571
Assessment Area 1, Special Assessment, 2023, 5.375%, 5/01/43 .............. 2,340,000 2,267,368
Assessment Area 1, Special Assessment, 2023, 5.6%, 5/01/53 ................ 4,060,000 3,915,531
Assessment Area 2, Special Assessment, 2023, 4.75%, 5/01/28 ............... 225,000 223,227
Assessment Area 2, Special Assessment, 2023, 5.375%, 5/01/43 .............. 1,250,000 1,218,338
Assessment Area 2, Special Assessment, 2023, 5.625%, 5/01/53 .............. 1,000,000 975,386
Westwood of Pasco Community Development District ,
Assessments, Special Assessment, 2023, 5.4%, 5/01/43 .................... 500,000 489,966
Assessments, Special Assessment, 2023, 5.625%, 5/01/53 .................. 145,000 141,431
Whispering Pines Community Development District ,
Special Assessment, 2023, 5.375%, 5/01/43 ............................. 500,000 497,292
Special Assessment, 2023, 5.5%, 5/01/53 ............................... 930,000 913,980
Willows Community Development District ,
Assessment Area 2, Special Assessment, 2022, 4.7%, 5/01/29 ................ 335,000 335,405
Assessment Area 2, Special Assessment, 2022, 5.625%, 5/01/42 .............. 1,440,000 1,452,389
Assessment Area 2, Special Assessment, 2022, 5.75%, 5/01/52 ............... 1,200,000 1,205,462
Wind Meadows South Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.4%, 5/01/26 ................ 170,000 161,149
Assessment Area 1, Special Assessment, 2021, 2.95%, 5/01/31 ............... 250,000 217,838
Assessment Area 1, Special Assessment, 2021, 3.35%, 5/01/41 ............... 940,000 712,774
Assessment Area 2, Special Assessment, 2023, 5.375%, 5/01/43 .............. 920,000 903,108
Assessment Area 2, Special Assessment, 2023, 5.625%, 5/01/53 .............. 895,000 878,541
Windward Community Development District ,
Special Assessment, 2020 A-1, 3.65%, 5/01/30 ........................... 130,000 120,421
Special Assessment, 2020 A-1, 4.25%, 5/01/40 ........................... 630,000 550,079
Special Assessment, 2020 A-1, 4.5%, 5/01/51 ............................ 495,000 411,903
Special Assessment, 2020 A-2, 4.4%, 11/01/35 ........................... 700,000 651,556
Wiregrass II Community Development District ,
Assessment Area 1, Special Assessment, 2020, 3.125%, 5/01/30 .............. 645,000 580,921
Assessment Area 1, Special Assessment, 2020, 3.7%, 5/01/40 ................ 1,680,000 1,364,450
Assessment Area 1, Special Assessment, 2020, 3.875%, 5/01/50 .............. 1,960,000 1,462,222
Zephyr Lakes Community Development District ,
Assessment Area 2, Special Assessment, 2021, 2.5%, 5/01/26 ................ 135,000 128,245
Assessment Area 2, Special Assessment, 2021, 3%, 5/01/31 ................. 150,000 131,114
Assessment Area 2, Special Assessment, 2021, 3.375%, 5/01/41 .............. 660,000 501,673
Assessment Area 2, Special Assessment, 2021, 4%, 5/01/51 ................. 935,000 715,796
820,150,269
Georgia 0.9%
c
Development Authority of Cobb County (The) ,
Presbyterian Village Austell, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 12/01/39 1,825,000 1,475,570
Presbyterian Village Austell, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 12/01/49 10,760,000 7,817,461
c
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 B , 4.5% , 12/01/36 ................................ 10,835,000 8,691,357
Forsyth County Hospital Authority , Georgia Baptist Healthcare System Obligated
Group , Revenue , 1998 , ETM, 6.375% , 10/01/28 ........................... 4,610,000 5,058,014
c
George L Smith II Congress Center Authority ,
Signia Hotel Management LLC, Revenue, Second Tier, 144A, 2021 B, 5%, 1/01/36 2,500,000 2,388,993
Signia Hotel Management LLC, Revenue, Second Tier, 144A, 2021 B, 5%, 1/01/54 10,000,000 8,327,449
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/27 ...................................... 4,000,000 4,186,993

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Main Street Natural Gas, Inc., (continued)
Revenue, 2007 A, 5.5%, 9/15/28 ...................................... $ 5,000,000 $ 5,295,454
43,241,291
Idaho 0.3%
Idaho Housing & Finance Association , Revenue , 2010 A , 7% , 2/01/36 ............
13,305,000 13,329,347
Illinois 1.4%
Illinois Finance Authority ,
c
DePaul College Prep, Revenue, 144A, 2023 A, Refunding, 5.5%, 8/01/43 ........ 500,000 503,685
c
DePaul College Prep, Revenue, 144A, 2023 A, Refunding, 5.625%, 8/01/53 ...... 2,055,000 2,053,309
c
McKinley Foundation at University of Illinois (The), Revenue, 144A, 2021 A,
Refunding, 5.125%, 11/01/55 ....................................... 13,560,000 11,020,133
c
McKinley Foundation at University of Illinois (The), Revenue, 144A, 2021 B, 7%,
11/01/37 ....................................................... 3,790,000 3,598,945
Plymouth Place Obligated Group, Revenue, 2022 A, 6.75%, 5/15/58 ........... 3,000,000 3,042,014
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5%,
5/01/48 ........................................................ 4,030,000 3,036,061
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5.25%,
5/01/48 ........................................................ 10,000,000 7,868,292
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5.5%,
5/01/53 ........................................................ 10,810,000 8,597,595
Metropolitan Pier & Exposition Authority ,
Revenue, 1996, ETM, 7%, 7/01/26 ..................................... 3,020,000 3,180,723
Revenue, 2010 B-1, Refunding, AGMC Insured, Zero Cpn., 6/15/45 ............ 18,100,000 6,582,570
State of Illinois , GO , 2022 C , 5.5% , 10/01/44 ...............................
4,645,000 5,045,411
c
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 C , Refunding , 5% , 12/01/50 ....... 10,750,000 8,438,191
c
Village of Lincolnwood , North Lincoln Redevelopment Project Area , COP , 144A, 2021
A , 4.82% , 1/01/41 ................................................. 1,535,000 1,392,727
Village of Villa Park , Garden Station Redevelopment Area , Tax Allocation , 2021 , Zero
Cpn., 12/31/38 .................................................... 1,815,000 1,405,156
65,764,812
Indiana 0.4%
c
City of Anderson , Sweet Galilee at the Wigwam LLC , Revenue , 144A, 2020 A , 5.375% ,
1/01/40 ......................................................... 2,740,000 2,143,257
c
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 A , 5% , 8/01/41 .. 4,065,000 3,188,963
c
City of Jeffersonville , Vivera Senior Living of Columbus LLC , Revenue , 144A, 2020 A ,
5.25% , 11/01/40 ................................................... 4,500,000 3,484,625
c
City of Valparaiso , Green Oaks of Valparaiso LLC , Revenue , 144A, 2021 , 5.375% ,
12/01/41 ........................................................ 3,650,000 2,761,348
Indiana Finance Authority , University of Evansville , Revenue , 2022 B , 7% , 9/01/32 ..
4,000,000 3,715,310
c
Indiana Housing & Community Development Authority , Vita of Marion LLC , Revenue ,
144A, 2021 A , 5.25% , 4/01/41 ........................................ 4,750,000 3,680,219
18,973,722
Iowa 0.2%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group, Revenue, 2018 A, 5%, 5/15/48 .... 2,090,000 1,613,877
Northcrest Obligated Group, Revenue, 2018 A, 5%, 3/01/48 .................. 7,500,000 6,190,954
7,804,831
Kansas 0.0%
†
Wyandotte County-Kansas City Unified Government , Revenue , 2018 , 4.5% , 6/01/40 .
1,490,000 1,370,489

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky 0.6%
Kentucky Public Transportation Infrastructure Authority ,
Revenue, First Tier, 2013 C, 6.6%, 7/01/39 ............................... $ 10,000,000 $ 11,322,407
Revenue, First Tier, 2013 C, 6.75%, 7/01/43 .............................. 5,000,000 5,656,339
c
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 19,650,000 12,944,648
29,923,394
Louisiana 1.6%
Juban Trails Community Development District ,
Special Assessment, 2022, 3.375%, 6/01/27 ............................. 100,000 94,608
Special Assessment, 2022, 4.25%, 6/01/51 .............................. 1,235,000 1,015,955
Lakeshore Villages Master Community Development District ,
Special Assessment, 2021, 2.375%, 6/01/26 ............................. 280,000 264,611
Special Assessment, 2021, 2.875%, 6/01/31 ............................. 695,000 600,973
Special Assessment, 2021, 3.2%, 6/01/41 ............................... 2,730,000 2,142,813
Special Assessment, 2021, 4%, 6/01/51 ................................. 2,035,000 1,618,257
Special Assessment, 2022, 5.375%, 6/01/42 ............................. 730,000 729,571
Special Assessment, 2022, 5.5%, 6/01/52 ............................... 1,425,000 1,418,895
c
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
GOMESA, Revenue, 144A, 2018, 5.375%, 11/01/38 ........................ 1,830,000 1,893,224
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 4%, 12/01/40 ........................................... 2,970,000 2,340,788
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 4.25%, 12/01/50 ........................................ 5,665,000 4,230,939
Parish of Jefferson, Revenue, 144A, 2019, 4%, 11/01/44 .................... 2,550,000 2,251,761
Parish of Lafourche, Revenue, 144A, 2019, 3.95%, 11/01/43 ................. 4,032,776 3,516,429
Parish of St. John the Baptist, Revenue, 144A, 2019, 3.9%, 11/01/44 ........... 2,105,000 1,806,731
Parish of St. Martin, Revenue, 144A, 2019, 4.4%, 11/01/44 ................... 5,510,000 5,151,875
Parish of Vermilion, Revenue, 144A, 2019, 4.625%, 11/01/38 ................. 1,645,000 1,648,157
Patriot Services Group Obligated Group, Revenue, 144A, 2021 C, 5.5%, 10/01/61 . 6,300,000 4,858,541
Provident Group - ULM Properties LLC, Revenue, 144A, 2019 A, 5%, 7/01/54 .... 4,000,000 2,992,371
Terrebonne Parish Consolidated Government, Revenue, 144A, 2018, 5.5%, 11/01/39 1,490,000 1,545,604
c
Louisiana Public Facilities Authority ,
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.375%, 1/01/40 5,000,000 4,764,456
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 4,500,000 4,133,076
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-2, 7%, 1/01/57 ... 10,000,000 9,242,849
Parish of Beauregard , OfficeMax, Inc. , Revenue , 2002 , Refunding , 6.8% , 2/01/27 ...
13,990,000 14,015,273
St. Tammany Parish Finance Authority ,
Christwood Obligated Group, Revenue, 2014, Refunding, 5.25%, 11/15/29 ....... 1,200,000 1,173,041
Christwood Obligated Group, Revenue, 2014, Refunding, 5.25%, 11/15/37 ....... 1,650,000 1,513,663
74,964,461
Maryland 0.2%
County of Frederick ,
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.25%,
7/01/29 ........................................................ 750,000 699,104
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.75%,
7/01/39 ........................................................ 1,410,000 1,217,871
Urbana Community Development Authority, Special Tax, 2020 B, Refunding, 4%,
7/01/40 ........................................................ 335,000 303,166
c,f
Town of La Plata , Heritage Green Special Taxing District , Special Tax , 144A, 2023 A ,
6.5% , 2/15/53 .................................................... 8,500,000 8,487,893
10,708,034

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan 0.5%
City of Detroit , Great Lakes Water Authority Sewage Disposal System , Revenue,
Second Lien , 2006 B , NATL Insured , 5% , 7/01/36 .......................... $ 15,000 $ 15,021
City of Ecorse , GO , 2011 , 6.5% , 11/01/35 .................................
1,815,000 1,818,459
Kalamazoo Economic Development Corp. ,
c
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/31 .................................................... 800,000 746,974
c
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/51 .................................................... 3,015,000 2,287,315
Heritage Community of Kalamazoo Obligated Group, Revenue, 2020 A, 5%, 5/15/43 1,120,000 943,625
Heritage Community of Kalamazoo Obligated Group, Revenue, 2020 A, 5%, 5/15/55 8,860,000 6,913,596
c
Michigan Finance Authority ,
Thomas M Cooley Law School, Revenue, 144A, 2014, Refunding, 6%, 7/01/24 ... 700,000 696,075
Thomas M Cooley Law School, Revenue, 144A, 2014, 6.75%, 7/01/44 .......... 3,805,000 3,507,843
c
Michigan Strategic Fund ,
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/31 .................................................... 690,000 644,265
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/41 .................................................... 895,000 740,183
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/51 .................................................... 1,380,000 1,046,930
Michigan Tobacco Settlement Finance Authority , Michigan Finance Authority Tobacco
Settlement , Revenue , 2007 B , Zero Cpn., 6/01/52 ......................... 26,990,000 3,092,779
22,453,065
Minnesota 0.1%
City of Minneapolis ,
Ecumen Mill City Quarter LLC, Revenue, 2015, 5.25%, 11/01/45 .............. 2,800,000 2,402,697
Ecumen Mill City Quarter LLC, Revenue, 2015, 5.375%, 11/01/50 .............. 1,000,000 857,813
c
Scott County Community Development Agency , Spero BP Senior LLC , Revenue , 144A,
2022 B , 6.25% , 8/01/37 ............................................. 1,300,000 1,259,844
4,520,354
Mississippi 0.5%
c
Mississippi Development Bank ,
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/34 900,000 824,538
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/35 800,000 728,376
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/36 850,000 760,799
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/41 3,000,000 2,457,990
Mississippi Home Corp. ,
c
Revenue, 144A, 2023 A-2, 12%, 12/01/33 ............................... 875,000 829,796
c
Revenue, 144A, 2023 B-2, 8%, 12/01/38 ................................ 4,390,000 4,071,270
c
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4.5%, 6/01/62 . 7,000,000 4,934,894
c
Patriot Services Group Obligated Group, Revenue, 144A, 2021 C-5, 5.1%, 6/01/62 8,000,000 5,798,041
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
4.65%, 6/01/62 .................................................. 5,515,000 4,003,109
24,408,813
Missouri 0.3%
Cape Girardeau County Industrial Development Authority ,
SoutheastHEALTH Obligated Group, Revenue, 2016 A, Refunding, 6%, 3/01/33 ... 3,885,000 4,005,937
SoutheastHEALTH Obligated Group, Revenue, 2017 A, Refunding, 5%, 3/01/29 ... 250,000 256,890
City of Maryland Heights , Tax Allocation , 2020 , 4.125% , 11/01/38 ...............
2,500,000 2,301,619
Kirkwood Industrial Development Authority ,
Ashfield Active Living & Wellness Communities, Inc. Obligated Group, Revenue,
2017 A, Refunding, 5.25%, 5/15/42 ................................... 1,000,000 788,840

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Kirkwood Industrial Development Authority, (continued)
Ashfield Active Living & Wellness Communities, Inc. Obligated Group, Revenue,
2017 A, Refunding, 5.25%, 5/15/50 ................................... $ 3,500,000 $ 2,580,653
Stoddard County Industrial Development Authority , SoutheastHEALTH Obligated
Group , Revenue , 2016 B , Refunding , 6% , 3/01/37 ......................... 3,600,000 3,713,713
13,647,652
Nevada 0.9%
City of Henderson ,
Local Improvement District No. T-16, Special Assessment, 2005, 5.125%, 3/01/25 . 605,000 570,310
Local Improvement District No. T-18, Special Assessment, 2016, Refunding, 4%,
9/01/32 ........................................................ 1,720,000 1,613,899
City of Las Vegas ,
Special Improvement District No. 610, Special Assessment, 2018, 5%, 6/01/48 .... 7,700,000 7,634,388
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/33 .... 185,000 166,088
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/34 .... 185,000 164,596
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/35 .... 185,000 163,028
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/40 .... 445,000 376,675
Special Improvement District No. 612 Skye Hills, Special Assessment, 2020, 3.5%,
6/01/35 ........................................................ 205,000 168,611
Special Improvement District No. 612 Skye Hills, Special Assessment, 2020, 4%,
6/01/50 ........................................................ 990,000 757,897
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/30 ... 1,545,000 1,552,603
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/35 ... 980,000 983,034
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/39 .... 435,000 388,235
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/44 .... 705,000 596,756
Special Improvement District No. 815, Special Assessment, 2020, 4.75%, 12/01/40 990,000 930,554
Special Improvement District No. 816, Special Assessment, 2021, 2.75%, 6/01/33 . 520,000 412,934
Special Improvement District No. 816, Special Assessment, 2021, 2.75%, 6/01/36 . 830,000 617,802
Special Improvement District No. 816, Special Assessment, 2021, 3%, 6/01/41 .... 645,000 459,031
Special Improvement District No. 816, Special Assessment, 2021, 3.125%, 6/01/51 1,420,000 904,926
c
City of North Las Vegas ,
Special Improvement District No. 66, Special Assessment, 144A, 2022, 5.75%,
6/01/47 ........................................................ 1,600,000 1,571,684
Special Improvement District No. 66, Special Assessment, 144A, 2022, 6%, 6/01/52 1,800,000 1,805,919
c
City of Reno , Sales Tax , Revenue , 144A, 2018 C , Refunding , Zero Cpn., 7/01/58 .... 14,500,000 1,806,638
County of Clark ,
Special Improvement District No. 128, Special Assessment, 2001-2007, 5%, 2/01/26 790,000 790,870
Special Improvement District No. 128, Special Assessment, 2001-2007, 5.05%,
2/01/31 ........................................................ 980,000 980,626
Special Improvement District No. 159, Special Assessment, 2015, 5%, 8/01/35 .... 2,030,000 2,038,516
Henderson Local Improvement Districts ,
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch,
Special Assessment, 2022, 3%, 9/01/36 ............................... 315,000 241,005
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch,
Special Assessment, 2022, 3.5%, 9/01/45 .............................. 750,000 541,663
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch,
Special Assessment, 2022, 4%, 9/01/51 ............................... 500,000 386,811
Local Improvement District No. T-22, Special Assessment, 2023, 5%, 3/01/38 ..... 775,000 764,078
Local Improvement District No. T-22, Special Assessment, 2023, 5%, 3/01/43 ..... 1,000,000 961,664
Local Improvement District No. T-22, Special Assessment, 2023, 5.25%, 3/01/48 .. 1,000,000 970,556
Local Improvement District No. T-22, Special Assessment, 2023, 5.25%, 3/01/53 .. 300,000 288,284
c
State of Nevada Department of Business & Industry ,
Fulcrum Sierra Biofuels LLC, Revenue, 144A, 2017, 5.875%, 12/15/27 .......... 8,179,605 3,271,842
Fulcrum Sierra Biofuels LLC, Revenue, 144A, 2017, 6.25%, 12/15/37 ........... 9,000,000 3,600,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nevada (continued)
Tahoe-Douglas Visitors Authority , Revenue , 2020 , 5% , 7/01/51 .................
$ 3,000,000 $ 2,899,138
41,380,661
New Hampshire 0.2%
New Hampshire Business Finance Authority ,
Caritas Acquisitions VII LLC, Revenue, 2020 A, 3.75%, 8/15/30 ............... 100,000 91,457
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.125%, 8/15/40 .............. 2,545,000 2,109,504
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.25%, 8/15/46 ............... 2,860,000 2,285,838
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.5%, 8/15/55 ................ 5,940,000 4,710,598
9,197,397
New Jersey 1.4%
New Jersey Economic Development Authority ,
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/47 .......... 2,200,000 1,975,283
United Airlines, Inc., Revenue, 2003, 5.5%, 6/01/33 ........................ 8,480,000 8,513,542
c
White Horse HMT Urban Renewal LLC, Revenue, 144A, 2020, 5%, 1/01/40 ...... 3,000,000 2,090,598
New Jersey Transportation Trust Fund Authority , Revenue , 2008 A , Zero Cpn.,
12/15/38 ........................................................ 46,750,000 24,325,722
Tobacco Settlement Financing Corp. ,
Revenue, 2018 A, Refunding, 5.25%, 6/01/46 ............................. 7,000,000 7,140,047
Revenue, 2018 B, Refunding, 5%, 6/01/46 ............................... 23,300,000 23,364,886
67,410,078
New Mexico 0.1%
Lower Petroglyphs Public Improvement District ,
Special Tax, 2018, Refunding, 5%, 10/01/33 .............................. 500,000 483,757
Special Tax, 2018, Refunding, 5%, 10/01/38 .............................. 450,000 422,469
Special Tax, 2018, Refunding, 5%, 10/01/48 .............................. 1,205,000 1,089,777
c
Winrock Town Center Tax Increment Development District No. 1 ,
Tax Allocation, Senior Lien, 144A, 2022, Refunding, 4%, 5/01/33 .............. 1,000,000 882,749
Tax Allocation, Senior Lien, 144A, 2022, Refunding, 4.25%, 5/01/40 ............ 2,750,000 2,293,332
5,172,084
New York 3.4%
Metropolitan Transportation Authority ,
Revenue, 2016 A-1, 5.25%, 11/15/56 ................................... 4,765,000 4,808,963
Revenue, 2020 C-1, 4.75%, 11/15/45 ................................... 13,220,000 13,348,818
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 10,000,000 10,278,105
Revenue, 2020 C-1, 5.25%, 11/15/55 ................................... 29,500,000 30,505,997
Revenue, 2020 D, 4%, 11/15/50 ....................................... 20,000,000 18,277,592
New York Liberty Development Corp. ,
c
3 World Trade Center LLC, Revenue, 144A, 2014, 2, Refunding, 5.375%, 11/15/40 . 10,000,000 10,001,946
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 24,000,000 27,164,969
New York Transportation Development Corp. ,
American Airlines, Inc., Revenue, 2020, Refunding, 5.25%, 8/01/31 ............ 5,000,000 5,139,844
American Airlines, Inc., Revenue, 2020, Refunding, 5.375%, 8/01/36 ........... 5,000,000 5,023,212
Laguardia Gateway Partners LLC, Revenue, 2016 A, 5%, 7/01/46 ............. 25,285,000 25,066,143
c
Rockland Tobacco Asset Securitization Corp. , Revenue , 144A, 2005 A , Zero Cpn.,
8/15/45 ......................................................... 57,000,000 16,210,338
165,825,927
North Dakota 0.2%
County of Burleigh ,
University of Mary, Revenue, 2016, 5.1%, 4/15/36 ......................... 3,550,000 3,495,445

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Dakota (continued)
County of Burleigh, (continued)
University of Mary, Revenue, 2016, 5.2%, 4/15/46 ......................... $ 3,130,000 $ 2,896,125
c,e
County of Grand Forks ,
Red River Biorefinery LLC, Revenue, 144A, 2021 A, 6.625%, 12/15/31 .......... 2,875,000 575,000
Red River Biorefinery LLC, Revenue, 144A, 2021 A, 7%, 12/15/43 ............. 14,000,000 2,800,000
9,766,570
Ohio 3.3%
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 B-2 , 2 ,
Refunding , 5% , 6/01/55 ............................................. 40,850,000 36,092,683
City of Centerville , Graceworks Lutheran Services Obligated Group , Revenue , 2017 ,
Refunding , 5.25% , 11/01/50 .......................................... 5,000,000 4,254,878
Cleveland-Cuyahoga County Port Authority ,
c
Flats East Bank TIF District, Tax Allocation, 144A, 2021 B, Refunding, 4.5%, 12/01/55 1,500,000 1,219,619
c
Flats East Bank TIF District, Tax Allocation, Senior Lien, 144A, 2021 A, Refunding,
4%, 12/01/55 ................................................... 1,250,000 996,049
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.25%, 12/01/38 ..... 700,000 701,823
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.5%, 12/01/43 ...... 700,000 700,902
County of Fairfield , Fairfield Medical Center Obligated Group , Revenue , 2013 ,
Refunding , 5% , 6/15/43 ............................................. 10,000,000 8,646,503
County of Franklin ,
Wesley Communities Obligated Group, Revenue, 2020, Refunding, 5.25%, 11/15/40 2,910,000 2,633,754
Wesley Communities Obligated Group, Revenue, 2020, Refunding, 5.25%, 11/15/55 8,800,000 7,347,056
County of Washington ,
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2022, Refunding,
6.625%, 12/01/42 ................................................ 10,000,000 10,281,332
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2022, Refunding, 6.75%,
12/01/52 ....................................................... 17,000,000 17,571,084
Ohio Higher Educational Facility Commission ,
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,360,000 1,237,195
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,205,000 1,072,351
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,570,000 2,222,370
Ohio Housing Finance Agency ,
Revenue, 2023 C, 8%, 8/01/34 ........................................ 1,000,000 992,077
c
Middletown Phase Two LP, Revenue, 144A, 2023 C, 8%, 9/01/39 .............. 1,400,000 1,405,409
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , 5.75% ,
2/15/35 ......................................................... 35,000,000 41,313,458
Southeastern Ohio Port Authority ,
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5%,
12/01/35 ....................................................... 1,000,000 910,161
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5%,
12/01/43 ....................................................... 1,000,000 816,580
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5.5%,
12/01/43 ....................................................... 1,300,000 1,156,324
c
State of Ohio ,
Aultman Health Foundation Obligated Group, Revenue, 144A, 2018, Refunding, 5%,
12/01/38 ....................................................... 5,000,000 4,591,647
Aultman Health Foundation Obligated Group, Revenue, 144A, 2018, Refunding, 5%,
12/01/48 ....................................................... 15,195,000 13,166,583
159,329,838
Oklahoma 0.1%
Tulsa County Industrial Authority ,
Montereau Obligated Group, Revenue, 2017, Refunding, 5.25%, 11/15/37 ....... 1,000,000 988,292

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oklahoma (continued)
Tulsa County Industrial Authority, (continued)
Montereau Obligated Group, Revenue, 2017, Refunding, 5.25%, 11/15/45 ....... $ 6,500,000 $ 6,159,437
7,147,729
Oregon 0.3%
Clackamas County Hospital Facility Authority ,
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.125%, 11/15/40 . 500,000 463,875
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.25%, 11/15/50 .. 1,250,000 1,108,768
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.375%, 11/15/55 . 1,500,000 1,332,507
Polk County Hospital Facility Authority , Dallas Mennonite Retirement Community
Obligated Group , Revenue , 2020 A , 5.125% , 7/01/55 ....................... 3,500,000 2,679,826
Yamhill County Hospital Authority ,
Friendsview Manor Obligated Group, Revenue, 2016 A, Refunding, 5%, 11/15/51 .. 4,325,000 3,240,177
Friendsview Manor Obligated Group, Revenue, 2021 A, Refunding, 5%, 11/15/56 .. 6,115,000 4,481,632
13,306,785
Pennsylvania 1.8%
c
Allentown Neighborhood Improvement Zone Development Authority ,
Center City Investment Corp., Revenue, 144A, 2018, 5.375%, 5/01/42 .......... 5,000,000 5,012,363
Center City Investment Corp., Revenue, 144A, 2022, 5.25%, 5/01/42 ........... 6,175,000 6,101,009
Berks County Industrial Development Authority ,
Tower Health Obligated Group, Revenue, 2017, Refunding, 5%, 11/01/29 ........ 460,000 244,905
Tower Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/01/31 ........ 5,000,000 2,660,981
Tower Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/01/32 ........ 2,845,000 1,513,851
Tower Health Obligated Group, Revenue, 2017, Refunding, 5%, 11/01/34 ........ 1,735,000 922,738
Tower Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/01/39 ........ 455,000 242,058
Tower Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/01/50 ........ 1,135,000 604,051
Berks County Municipal Authority (The) ,
Tower Health Obligated Group, Revenue, 2012 A, 5%, 11/01/40 ............... 1,300,000 691,275
Tower Health Obligated Group, Revenue, 2012 A, 4.25%, 11/01/41 ............. 235,000 125,007
Tower Health Obligated Group, Revenue, 2012 A, 5%, 11/01/44 ............... 1,100,000 584,923
c
Chester County Industrial Development Authority ,
Borough of Phoenixville Steelpointe Neighborhood Improvement District, Special
Assessment, 144A, 2020, 4.75%, 3/01/50 .............................. 4,230,000 3,482,141
Woodlands at Greystone Neighborhood Improvement District, Special Assessment,
144A, 2018, 5%, 3/01/38 ........................................... 325,000 314,659
Woodlands at Greystone Neighborhood Improvement District, Special Assessment,
144A, 2018, 5.125%, 3/01/48 ....................................... 1,000,000 922,889
Dallas Area Municipal Authority , Misericordia University , Revenue , 2019 , Refunding ,
5% , 5/01/48 ...................................................... 4,000,000 3,633,540
Franklin County Industrial Development Authority ,
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/38 ... 1,000,000 861,118
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/43 ... 1,200,000 974,786
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/48 ... 4,600,000 3,579,336
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/53 ... 3,050,000 2,295,316
Menno-Haven, Inc. Obligated Group, Revenue, 2019, 5%, 12/01/54 ............ 1,000,000 744,168
Lancaster County Hospital Authority ,
Brethren Village Obligated Group, Revenue, 2017, Refunding, 5.125%, 7/01/37 ... 1,000,000 916,001
Brethren Village Obligated Group, Revenue, 2017, Refunding, 5.25%, 7/01/41 .... 3,500,000 3,178,248
Lehigh County Industrial Development Authority ,
Seven Generations Charter School, Revenue, 2021 A, 4%, 5/01/31 ............ 680,000 633,506
Seven Generations Charter School, Revenue, 2021 A, 4%, 5/01/51 ............ 2,385,000 1,707,150
Pennsylvania Turnpike Commission ,
Revenue, B-2, Zero Cpn., 12/01/37 .................................... 20,000,000 18,776,236

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Turnpike Commission, (continued)
Revenue, B-2, Zero Cpn., 12/01/40 .................................... $ 25,075,000 $ 23,072,686
Philadelphia Authority for Industrial Development , Evangelical Services for the Aging
Obligated Group , Revenue , A , Refunding , 5% , 7/01/49 ...................... 3,000,000 2,329,744
86,124,685
South Carolina 1.2%
c
Greenville Housing Authority , Revenue , 144A, 2023 B , 8.375% , 5/01/47 .......... 10,600,000 10,059,688
South Carolina Jobs-Economic Development Authority ,
c
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn., 6/01/37 14,400,000 9,621,419
c
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn., 6/01/52 25,550,000 16,145,441
c
FAH Pelham LLC, Revenue, 144A, 2023 B, II, 7.5%, 8/01/47 ................. 9,565,000 9,059,117
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2017, 5%,
4/01/52 ........................................................ 1,750,000 1,368,978
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2018 A,
Refunding, 5%, 4/01/48 ............................................ 3,500,000 2,804,552
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2018 A,
Refunding, 5.25%, 4/01/53 ......................................... 11,000,000 8,915,244
57,974,439
South Dakota 0.2%
City of Sioux Falls ,
Dow Rummel Village, Revenue, 2016, Refunding, 5%, 11/01/46 ............... 7,110,000 5,921,603
Dow Rummel Village, Revenue, 2017, 5%, 11/01/42 ........................ 3,000,000 2,578,296
8,499,899
Tennessee 1.4%
c
Cleveland Housing Authority ,
Cleveland Forward Phase One LLC, Revenue, 144A, 2022 B, 6.25%, 4/01/41 .... 1,000,000 931,206
Cleveland Forward Phase Two LLC, Revenue, 144A, 2022 B, 6.25%, 4/01/41 .... 1,000,000 931,205
Johnson City Health & Educational Facilities Board ,
Ballad Health Obligated Group, Revenue, 2000 A, Refunding, NATL Insured, Zero
Cpn., 7/01/27 ................................................... 19,365,000 16,942,065
Ballad Health Obligated Group, Revenue, 2000 A, Refunding, NATL Insured, Zero
Cpn., 7/01/28 ................................................... 19,400,000 16,340,642
Ballad Health Obligated Group, Revenue, 2000 A, Refunding, NATL Insured, Zero
Cpn., 7/01/29 ................................................... 19,365,000 15,651,577
Ballad Health Obligated Group, Revenue, 2000 A, Refunding, NATL Insured, Zero
Cpn., 7/01/30 ................................................... 19,370,000 14,995,723
65,792,418
Texas 10.8%
Cedar Bayou Navigation District , Special Assessment , 2020 , 6% , 9/15/51 .........
7,500,000 5,922,609
Central Texas Regional Mobility Authority ,
Revenue, 2010, Zero Cpn., 1/01/35 .................................... 3,000,000 1,956,740
Revenue, 2010, Zero Cpn., 1/01/37 .................................... 2,500,000 1,435,219
Revenue, 2010, Zero Cpn., 1/01/38 .................................... 2,405,000 1,279,573
Revenue, 2010, Zero Cpn., 1/01/39 .................................... 2,545,000 1,275,322
c
City of Anna ,
Hurricane Creek Public Improvement District Improvement Area No. 2, Special
Assessment, 144A, 2022, 5.75%, 9/01/42 .............................. 972,000 973,886
Hurricane Creek Public Improvement District Improvement Area No. 2, Special
Assessment, 144A, 2022, 6%, 9/01/52 ................................ 1,907,000 1,908,072
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1, Special
Assessment, 144A, 2021, 3.75%, 9/15/31 .............................. 300,000 259,229

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Anna, (continued)
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1, Special
Assessment, 144A, 2021, 4%, 9/15/41 ................................ $ 867,000 $ 730,501
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1, Special
Assessment, 144A, 2021, 4.25%, 9/15/51 .............................. 1,406,000 1,133,514
Sherley Tract Public Improvement District No. 2 Major Improvement Area, Special
Assessment, 144A, 2021, 4.5%, 9/15/31 ............................... 157,000 145,420
Sherley Tract Public Improvement District No. 2 Major Improvement Area, Special
Assessment, 144A, 2021, 5%, 9/15/51 ................................ 503,000 456,094
Woods at Lindsey Place (The) Public Improvement District Area 1, Special
Assessment, 144A, 2023, 5.625%, 9/15/43 ............................. 751,000 752,567
Woods at Lindsey Place (The) Public Improvement District Area 1, Special
Assessment, 144A, 2023, 5.875%, 9/15/53 ............................. 1,075,000 1,079,878
c
City of Aubrey ,
Aubrey Public Improvement District No. 1, Special Assessment, 144A, 2023, 5.875%,
9/01/43 ........................................................ 1,075,000 1,080,857
Aubrey Public Improvement District No. 1, Special Assessment, 144A, 2023, 6%,
9/01/53 ........................................................ 1,600,000 1,603,747
Jackson Ridge Public Improvement District Phase No. 3B, Special Assessment,
144A, 2022, 5.25%, 9/01/32 ........................................ 852,000 859,515
Jackson Ridge Public Improvement District Phase No. 3B, Special Assessment,
144A, 2022, 6%, 9/01/45 ........................................... 1,803,000 1,831,402
City of Celina ,
c
Celina Hills Public Improvement District, Special Assessment, 144A, 2022, 4.875%,
9/01/42 ........................................................ 1,084,000 1,010,306
c
Chalk Hill Public Improvement District No. 2, Special Assessment, 144A, 2023,
5.75%, 9/01/43 .................................................. 767,000 761,557
c
Chalk Hill Public Improvement District No. 2, Special Assessment, 144A, 2023, 6%,
9/01/53 ........................................................ 1,664,000 1,650,129
c
Creeks of Legacy Public Improvement District Phase No. 3, Special Assessment,
144A, 2020, 4.25%, 9/01/40 ........................................ 230,000 203,641
c
Cross Creek Meadows Public Improvement District Area No. 1, Special Assessment,
144A, 2023, 4.5%, 9/01/30 ......................................... 586,000 580,926
c
Cross Creek Meadows Public Improvement District Area No. 1, Special Assessment,
144A, 2023, 5.375%, 9/01/43 ....................................... 1,624,000 1,608,438
c
Cross Creek Meadows Public Improvement District Area No. 1, Special Assessment,
144A, 2023, 5.5%, 9/01/53 ......................................... 1,741,000 1,698,107
c
Cross Creek Meadows Public Improvement District Major Improvement Area Project,
Special Assessment, 144A, 2023, 5%, 9/01/30 .......................... 431,000 427,564
c
Cross Creek Meadows Public Improvement District Major Improvement Area Project,
Special Assessment, 144A, 2023, 6.125%, 9/01/53 ....................... 1,549,000 1,540,670
c
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/01/31 .................................................. 195,000 185,994
c
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
5.25%, 9/01/41 .................................................. 370,000 365,372
c
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
5.5%, 9/01/50 ................................................... 500,000 496,562
c
Edgewood Creek Public Improvement District Phase No. 1, Special Assessment,
144A, 2021, 4.25%, 9/01/41 ........................................ 500,000 437,973
c
Hillside Village Public Improvement District, Special Assessment, 144A, 2022, 2.75%,
9/01/27 ........................................................ 245,000 220,149
c
Hillside Village Public Improvement District, Special Assessment, 144A, 2022,
3.125%, 9/01/32 ................................................. 231,000 190,353
c
Hillside Village Public Improvement District, Special Assessment, 144A, 2022,
3.375%, 9/01/42 ................................................. 866,000 636,796
c
Mosaic Public Improvement District, Special Assessment, 144A, 2023, 4.375%,
9/01/30 ........................................................ 405,000 399,577

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
c
Mosaic Public Improvement District, Special Assessment, 144A, 2023, 5.125%,
9/01/43 ........................................................ $ 1,225,000 $ 1,178,547
c
Mosaic Public Improvement District, Special Assessment, 144A, 2023, 5.5%, 9/01/53 1,851,000 1,798,081
North Sky Public Improvement District, Special Assessment, 2023, 4.375%, 9/01/30 440,000 435,923
c
North Sky Public Improvement District, Special Assessment, 144A, 2023, 4.875%,
9/01/30 ........................................................ 228,000 226,691
North Sky Public Improvement District, Special Assessment, 2023, 5.375%, 9/01/43 812,000 802,201
North Sky Public Improvement District, Special Assessment, 2023, 5.625%, 9/01/52 1,005,000 990,812
c
North Sky Public Improvement District, Special Assessment, 144A, 2023, 6.125%,
9/01/52 ........................................................ 999,000 985,591
c
Parks at Wilson Creek (The) Public Improvement District (The) Initial Major
Improvement Area, Special Assessment, 144A, 2021, 3.5%, 9/01/26 .......... 245,000 235,074
c
Parks at Wilson Creek (The) Public Improvement District (The) Initial Major
Improvement Area, Special Assessment, 144A, 2021, 4%, 9/01/31 ........... 473,000 441,586
c
Parks at Wilson Creek (The) Public Improvement District (The) Initial Major
Improvement Area, Special Assessment, 144A, 2021, 4.25%, 9/01/41 ......... 2,015,000 1,765,663
c
Parks at Wilson Creek (The) Public Improvement District (The) Initial Major
Improvement Area, Special Assessment, 144A, 2021, 4.5%, 9/01/51 .......... 2,501,000 2,117,784
c
Parks at Wilson Creek (The) Public Improvement District Phase No. 1, Special
Assessment, 144A, 2021, 2.75%, 9/01/26 .............................. 145,000 136,909
c
Parks at Wilson Creek (The) Public Improvement District Phase No. 1, Special
Assessment, 144A, 2021, 3.25%, 9/01/31 .............................. 150,000 133,401
c
Parks at Wilson Creek (The) Public Improvement District Phase No. 1, Special
Assessment, 144A, 2021, 3.5%, 9/01/41 ............................... 1,205,000 979,151
c
Pravin Public Improvement District, Special Assessment, 144A, 2023, 6.5%, 9/01/43 1,500,000 1,491,598
c
Pravin Public Improvement District, Special Assessment, 144A, 2023, 6.75%, 9/01/53 2,000,000 1,987,156
c
Sutton Fields East Public Improvement District Phase No. 1, Special Assessment,
144A, 2022, 3.25%, 9/01/27 ........................................ 227,000 208,495
c
Sutton Fields East Public Improvement District Phase No. 1, Special Assessment,
144A, 2022, 3.625%, 9/01/32 ....................................... 336,000 292,045
c
Sutton Fields East Public Improvement District Phase No. 1, Special Assessment,
144A, 2022, 4%, 9/01/43 ........................................... 1,009,000 839,207
c
Sutton Fields East Public Improvement District Phase No. 1, Special Assessment,
144A, 2022, 4.125%, 9/01/51 ....................................... 1,033,000 831,753
c
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 4,
Special Assessment, 144A, 2020, 4.125%, 9/01/50 ....................... 1,791,000 1,439,256
c
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5,
Special Assessment, 144A, 2022, 2.875%, 9/01/27 ....................... 92,000 83,315
c
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5,
Special Assessment, 144A, 2022, 3.25%, 9/01/32 ........................ 250,000 208,923
c
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5,
Special Assessment, 144A, 2022, 3.5%, 9/01/42 ......................... 1,175,000 878,939
c
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5,
Special Assessment, 144A, 2022, 4%, 9/01/51 .......................... 7,000,000 5,539,328
c
Ten Mile Creek Public Improvement District, Special Assessment, 144A, 2023,
4.75%, 9/01/30 .................................................. 491,000 490,966
c
Ten Mile Creek Public Improvement District, Special Assessment, 144A, 2023, 5.5%,
9/01/30 ........................................................ 234,000 233,978
c
Ten Mile Creek Public Improvement District, Special Assessment, 144A, 2023, 5.5%,
9/01/42 ........................................................ 1,169,000 1,168,891
c
Ten Mile Creek Public Improvement District, Special Assessment, 144A, 2023,
6.25%, 9/01/42 .................................................. 801,000 800,904
c
Ten Mile Creek Public Improvement District, Special Assessment, 144A, 2023,
5.75%, 9/01/52 .................................................. 1,494,000 1,493,848
c
Ten Mile Creek Public Improvement District, Special Assessment, 144A, 2023, 6.5%,
9/01/52 ........................................................ 1,300,000 1,299,831

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
c
Wells North Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/01/40 ........................................................ $ 425,000 $ 346,454
c
Wells North Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 498,000 397,522
c
Wells South Public Improvement District, Special Assessment, 144A, 2020, 3.125%,
9/01/30 ........................................................ 150,000 135,023
c
Wells South Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/40 ........................................................ 350,000 303,317
c
Wells South Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 965,000 774,283
c
Wells South Public Improvement District Neighborhood Improvement Area No. 4,
Special Assessment, 144A, 2021, 3%, 9/01/31 .......................... 158,000 136,804
c
Wells South Public Improvement District Neighborhood Improvement Area No. 4,
Special Assessment, 144A, 2021, 3.375%, 9/01/41 ....................... 379,000 297,224
c
Wells South Public Improvement District Neighborhood Improvement Area No. 5,
Special Assessment, 144A, 2022, 5.5%, 9/01/42 ......................... 490,000 489,828
c
Wells South Public Improvement District Neighborhood Improvement Area No. 5,
Special Assessment, 144A, 2022, 5.625%, 9/01/52 ....................... 1,314,000 1,301,834
c
City of Crandall ,
Cartwright Ranch Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2021, 4%, 9/15/31 ................................ 409,000 367,546
Cartwright Ranch Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2021, 4.25%, 9/15/41 .............................. 1,000,000 842,433
Cartwright Ranch Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2021, 4.5%, 9/15/51 ............................... 2,000,000 1,585,275
Cartwright Ranch Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 4.75%, 9/15/31 .............................. 161,000 147,529
Cartwright Ranch Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 5%, 9/15/41 ................................ 1,144,000 1,037,187
Cartwright Ranch Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 5.25%, 9/15/51 .............................. 750,000 671,537
River Ridge Public Improvement District, Special Assessment, 144A, 2022, 5.5%,
9/15/32 ........................................................ 528,000 537,653
River Ridge Public Improvement District, Special Assessment, 144A, 2022, 6.125%,
9/15/32 ........................................................ 256,000 260,142
River Ridge Public Improvement District, Special Assessment, 144A, 2022, 6.125%,
9/15/52 ........................................................ 5,000,000 5,091,116
River Ridge Public Improvement District, Special Assessment, 144A, 2022, 6.75%,
9/15/52 ........................................................ 1,750,000 1,802,268
c
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue , 144A, 2022 B , Zero
Cpn., 12/01/62 .................................................... 173,445,000 11,956,015
c
City of Dayton ,
Westpointe Villages Public Improvement District, Special Assessment, Junior Lien,
144A, 2022 B, 5.75%, 9/01/52 ....................................... 1,444,000 1,417,961
Westpointe Villages Public Improvement District, Special Assessment, Senior Lien,
144A, 2022 A, 4.875%, 9/01/32 ...................................... 269,000 262,623
Westpointe Villages Public Improvement District, Special Assessment, Senior Lien,
144A, 2022 A, 5.125%, 9/01/42 ...................................... 764,000 735,054
Westpointe Villages Public Improvement District, Special Assessment, Senior Lien,
144A, 2022 A, 5.25%, 9/01/52 ....................................... 1,000,000 941,980

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
f
City of Decatur , Vista Park Public Improvement District No. 1 Improvement Area No. 1 ,
Special Assessment , 2023 , 6.875% , 9/15/54 ............................. $ 2,160,000 $ 2,182,867
c
City of DeSoto , Danieldale Homestead Public Improvement District , Special
Assessment , 144A, 2023 , 5.5% , 9/15/50 ................................ 1,430,000 1,366,288
c
City of Dripping Springs ,
Heritage Public Improvement District, Special Assessment, 144A, 2023, 4.5%,
9/01/30 ........................................................ 395,000 392,482
Heritage Public Improvement District, Special Assessment, 144A, 2023, 5.5%,
9/01/53 ........................................................ 1,219,000 1,187,555
c
City of Elmendorf ,
Hickory Ridge Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2021, 3.375%, 9/01/31 ............................. 398,000 330,517
Hickory Ridge Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2021, 3.75%, 9/01/41 .............................. 1,205,000 928,762
Hickory Ridge Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2021, 4%, 9/01/51 ................................ 1,172,000 911,175
c
City of Fate ,
Monterra Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2021, 2.75%, 8/15/26 ........................................ 300,000 280,415
Monterra Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2021, 3.375%, 8/15/31 ....................................... 711,000 622,268
Monterra Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2021, 3.75%, 8/15/41 ........................................ 1,871,000 1,528,135
Monterra Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2021, 4%, 8/15/51 ........................................... 1,765,000 1,400,568
Williamsburg East Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2020, 3.375%, 8/15/30 ............................. 125,000 110,617
Williamsburg East Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2020, 3.875%, 8/15/40 ............................. 691,000 563,609
Williamsburg East Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2020, 4.125%, 8/15/50 ............................. 994,000 806,709
Williamsburg East Public Improvement District Improvement Area No. 2, Special
Assessment, 144A, 2022, 5.875%, 8/15/42 ............................. 1,617,000 1,605,452
Williamsburg East Public Improvement District Improvement Area No. 2, Special
Assessment, 144A, 2022, 6%, 8/15/52 ................................ 2,500,000 2,519,643
Williamsburg East Public Improvement District Major Improvement Area, Revenue,
144A, 2020, 4.125%, 8/15/30 ....................................... 591,000 549,868
Williamsburg East Public Improvement District Major Improvement Area, Revenue,
144A, 2020, 4.625%, 8/15/40 ....................................... 1,163,000 1,041,361
Williamsburg East Public Improvement District Major Improvement Area, Revenue,
144A, 2020, 4.875%, 8/15/50 ....................................... 1,772,000 1,562,794
Williamsburg Public Improvement District No. 1, Special Assessment, 144A, 2022,
4.25%, 8/15/42 .................................................. 1,204,000 1,062,912
Williamsburg Public Improvement District No. 1, Special Assessment, 144A, 2022,
4.375%, 8/15/52 ................................................. 1,100,000 933,986
Williamsburg Public Improvement District No. 1, Special Assessment, 144A, 2023,
4.25%, 8/15/30 .................................................. 275,000 272,143
Williamsburg Public Improvement District No. 1, Special Assessment, 144A, 2023,
5.125%, 8/15/43 ................................................. 272,000 264,582
Williamsburg Public Improvement District No. 1, Special Assessment, 144A, 2023,
5.375%, 8/15/53 ................................................. 1,287,000 1,250,644
c
City of Ferris ,
Woodstone Public Improvement District No. 2, Special Assessment, 144A, 2022,
3.375%, 9/01/32 ................................................. 845,000 732,640
Woodstone Public Improvement District No. 2, Special Assessment, 144A, 2022,
3.75%, 9/01/42 .................................................. 1,259,000 975,792

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Ferris, (continued)
Woodstone Public Improvement District No. 2, Special Assessment, 144A, 2022, 4%,
9/01/51 ........................................................ $ 1,577,000 $ 1,236,649
c
City of Fort Worth ,
Public Improvement District No. 17 Major Improvement, Special Assessment, 144A,
2017, 5%, 9/01/27 ................................................ 1,150,000 1,138,587
Public Improvement District No. 17 Major Improvement, Special Assessment, 144A,
2017, 5%, 9/01/32 ................................................ 1,270,000 1,240,046
Public Improvement District No. 17 Major Improvement, Special Assessment, 144A,
2017, 5.125%, 9/01/37 ............................................ 1,650,000 1,588,449
Public Improvement District No. 17 Major Improvement, Special Assessment, 144A,
2018, 5%, 9/01/27 ................................................ 965,000 955,423
Public Improvement District No. 17 Major Improvement, Special Assessment, 144A,
2018, 5%, 9/01/32 ................................................ 1,530,000 1,490,334
Public Improvement District No. 17 Major Improvement, Special Assessment, 144A,
2018, 5%, 9/01/37 ................................................ 1,975,000 1,868,816
c
City of Georgetown ,
Parks at Westhaven Public Improvement District, Special Assessment, 144A, 2022,
3.875%, 9/15/32 ................................................. 409,000 372,485
Parks at Westhaven Public Improvement District, Special Assessment, 144A, 2022,
4.125%, 9/15/42 ................................................. 1,060,000 920,332
Parks at Westhaven Public Improvement District, Special Assessment, 144A, 2022,
4.25%, 9/15/47 .................................................. 716,000 609,824
c
City of Haslet ,
Public Improvement District No. 5 Improvement Area No. 2, Special Assessment,
144A, 2021, 2.625%, 9/01/26 ....................................... 191,000 177,292
Public Improvement District No. 5 Improvement Area No. 2, Special Assessment,
144A, 2021, 3.25%, 9/01/31 ........................................ 150,000 127,969
Public Improvement District No. 5 Improvement Area No. 2, Special Assessment,
144A, 2021, 3.625%, 9/01/41 ....................................... 1,271,000 985,550
City of Horseshoe Bay ,
Escondido Public Improvement District, Special Assessment, 2020, Refunding, 3%,
10/01/30 ....................................................... 500,000 440,094
Escondido Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 10/01/33 ................................................. 435,000 372,784
c
City of Hutto ,
Cottonwood Creek Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2021, 2.5%, 9/01/26 ............................... 138,000 128,337
Cottonwood Creek Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2021, 3.125%, 9/01/31 ............................. 260,000 226,796
Cottonwood Creek Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2021, 3.5%, 9/01/41 ............................... 1,038,000 833,957
Durango Farms Public Improvement District, Special Assessment, 144A, 2021,
2.75%, 9/01/26 .................................................. 171,000 160,121
Durango Farms Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/01/31 ........................................................ 392,000 347,091
Durango Farms Public Improvement District, Special Assessment, 144A, 2021,
3.875%, 9/01/41 ................................................. 1,000,000 828,978
Durango Farms Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/56 ........................................................ 3,479,000 2,763,492
Emory Crossing Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2021, 3.25%, 9/01/31 .............................. 206,000 179,954
Emory Crossing Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2021, 3.625%, 9/01/41 ............................. 519,000 422,959
Emory Crossing Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2021, 4%, 9/01/56 ................................ 1,146,000 919,746

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Hutto, (continued)
Emory Crossing Public Improvement District Improvement Area No. 2, Special
Assessment, 144A, 2023, 5.25%, 9/01/43 .............................. $ 859,000 $ 863,270
Emory Crossing Public Improvement District Improvement Area No. 2, Special
Assessment, 144A, 2023, 5.625%, 9/01/58 ............................. 2,000,000 2,012,897
c
City of Justin ,
Timberbrook Public Improvement District No. 1 Improvement Area No. 2, Special
Assessment, 144A, 2021, 3%, 9/01/31 ................................ 475,000 413,311
Timberbrook Public Improvement District No. 1 Improvement Area No. 2, Special
Assessment, 144A, 2021, 3.375%, 9/01/41 ............................. 2,709,000 2,108,613
c
City of Kaufman ,
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.125%,
9/15/31 ........................................................ 230,000 195,014
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.625%,
9/15/41 ........................................................ 570,000 441,858
Public Improvement District No. 1, Special Assessment, 144A, 2022, 6%, 9/15/52 . 93,000 94,937
City of Kyle ,
c
6 Creeks Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2020, 3.5%, 9/01/44 ......................................... 1,380,000 1,006,962
c
6 Creeks Public Improvement District Improvement Area No. 2, Special Assessment,
144A, 2020, 3.125%, 9/01/30 ....................................... 400,000 343,691
c
6 Creeks Public Improvement District Improvement Area No. 2, Special Assessment,
144A, 2020, 3.625%, 9/01/40 ....................................... 1,310,000 1,022,544
c
6 Creeks Public Improvement District Improvement Area No. 2, Special Assessment,
144A, 2020, 4%, 9/01/46 ........................................... 375,000 287,949
c
6 Creeks Public Improvement District Improvement Area No. 3, Special Assessment,
144A, 2021, 2.75%, 9/01/26 ........................................ 125,000 115,041
c
6 Creeks Public Improvement District Improvement Area No. 3, Special Assessment,
144A, 2021, 3.375%, 9/01/31 ....................................... 530,000 455,304
c
6 Creeks Public Improvement District Improvement Area No. 3, Special Assessment,
144A, 2021, 3.75%, 9/01/41 ........................................ 1,428,000 1,120,764
c
6 Creeks Public Improvement District Improvement Area No. 3, Special Assessment,
144A, 2021, 4%, 9/01/46 ........................................... 1,000,000 804,388
c
6 Creeks Public Improvement District Improvement Area No. 4, Special Assessment,
144A, 2023, 5.25%, 9/01/43 ........................................ 2,250,000 2,185,205
c
6 Creeks Public Improvement District Improvement Area No. 4, Special Assessment,
144A, 2023, 5.5%, 9/01/47 ......................................... 1,396,000 1,361,554
Kyle 57 Public Improvement District, Special Assessment, 2022, 4.75%, 9/01/32 .. 400,000 390,745
Kyle 57 Public Improvement District, Special Assessment, 2022, 5%, 9/01/42 ..... 2,105,000 1,994,075
c
Limestone Creek Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2023, 4.75%, 9/01/33 .............................. 176,000 174,507
c
Limestone Creek Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2023, 5.5%, 9/01/43 ............................... 678,000 669,166
c
Limestone Creek Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2023, 5.75%, 9/01/53 .............................. 1,250,000 1,230,773
c
Plum Creek North Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2022, 3.875%, 9/01/32 ............................. 500,000 459,367
c
Plum Creek North Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2022, 4.125%, 9/01/41 ............................. 1,185,000 1,044,906
c
Plum Creek North Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2022, 4.625%, 9/01/41 ............................. 1,092,000 1,012,565
c
Porter Country Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2023, 5.75%, 9/01/43 .............................. 1,229,000 1,208,947
c
Porter Country Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2023, 6%, 9/01/53 ................................ 3,000,000 2,942,554
c
Southwest Kyle Public Improvement District No. 1 Improvement Area No. 2, Special
Assessment, 144A, 2023, 6.75%, 9/01/48 .............................. 1,400,000 1,455,500

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Lago Vista ,
Tessera on Lake Travis Public Improvement District Improvement Area No. 1, Special
Assessment, 2020, Refunding, 3.125%, 9/01/30 ......................... $ 300,000 $ 272,467
Tessera on Lake Travis Public Improvement District Improvement Area No. 1, Special
Assessment, 2020, Refunding, 3.75%, 9/01/42 .......................... 1,045,000 855,128
c
Tessera on Lake Travis Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2020 A, Refunding, 5.125%, 9/01/35 ................... 2,070,000 1,721,655
c
Tessera on Lake Travis Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2020 A, Refunding, 5.5%, 9/01/40 ..................... 2,715,000 2,170,892
c
City of Lavon ,
Elevon Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2022, 3.5%, 9/15/27 ......................................... 500,000 470,226
Elevon Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2022, 3.875%, 9/15/32 ....................................... 1,000,000 888,772
Elevon Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2022, 4%, 9/15/42 ........................................... 2,259,000 1,893,204
Elevon Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2022, 4.125%, 9/15/52 ....................................... 5,295,000 4,209,975
Elevon Public Improvement District Zone 1 Remainder Area, Special Assessment,
144A, 2022, 3.75%, 9/15/27 ........................................ 305,000 281,438
Elevon Public Improvement District Zone 1 Remainder Area, Special Assessment,
144A, 2022, 4.125%, 9/15/32 ....................................... 455,000 410,678
Elevon Public Improvement District Zone 1 Remainder Area, Special Assessment,
144A, 2022, 4.375%, 9/15/42 ....................................... 1,000,000 856,832
Elevon Public Improvement District Zone 1 Remainder Area, Special Assessment,
144A, 2022, 4.5%, 9/15/52 ......................................... 1,495,000 1,239,739
Lakepointe Public Improvement District, Special Assessment, 144A, 2022, 6.125%,
9/15/52 ........................................................ 1,000,000 1,014,113
City of Leander , Oak Creek Public Improvement District , Special Assessment , 2020 ,
Refunding , 3.25% , 9/01/32 ........................................... 530,000 462,816
c
City of Lewisville , Lakeside Crossing Public Improvement District , Special Assessment ,
144A, 2023 , 8% , 9/01/53 ............................................ 1,625,000 1,679,025
c
City of Liberty Hill ,
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 2.625%,
9/01/27 ........................................................ 361,000 334,401
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 3.125%,
9/01/32 ........................................................ 750,000 652,104
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 3.375%,
9/01/42 ........................................................ 1,771,000 1,334,159
Butler Farms Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2022, 3.5%, 9/01/27 ............................... 225,000 210,687
Butler Farms Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2022, 3.875%, 9/01/32 ............................. 275,000 244,039
Butler Farms Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2022, 4.125%, 9/01/42 ............................. 1,097,000 913,243
Butler Farms Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2022, 4.375%, 9/01/52 ............................. 1,705,000 1,375,459
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020,
3.125%, 9/01/30 ................................................. 250,000 221,570
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/40 ........................................................ 845,000 724,947
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/54 ........................................................ 1,890,000 1,438,965
c
City of Manor ,
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/15/31 ................................................. 250,000 209,560

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Manor, (continued)
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/15/41 ........................................................ $ 700,000 $ 529,643
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/15/51 ........................................................ 1,000,000 794,217
Manor Heights Public Improvement District Area No. 3, Special Assessment, 144A,
2023, 4.5%, 9/15/30 .............................................. 250,000 247,824
Manor Heights Public Improvement District Area No. 3, Special Assessment, 144A,
2023, 5.25%, 9/15/43 ............................................. 328,000 320,071
Manor Heights Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 3.125%, 9/15/26 ............................. 135,000 123,641
Manor Heights Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 3.75%, 9/15/31 .............................. 310,000 264,932
Manor Heights Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 4.125%, 9/15/41 ............................. 830,000 706,567
Manor Heights Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 4.375%, 9/15/51 ............................. 1,225,000 1,007,469
c
City of Marble Falls ,
Thunder Rock Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2021, 3.875%, 9/01/31 ............................. 350,000 312,467
Thunder Rock Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2021, 4.125%, 9/01/41 ............................. 1,000,000 859,153
Thunder Rock Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2021, 4.375%, 9/01/51 ............................. 1,470,000 1,211,544
Thunder Rock Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 4.625%, 9/01/31 ............................. 150,000 137,285
Thunder Rock Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 4.875%, 9/01/41 ............................. 450,000 395,816
Thunder Rock Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 5.125%, 9/01/51 ............................. 620,000 565,553
c
City of Mclendon-Chisholm ,
Sonoma Public Improvement District Improvement Area No. 3, Special Assessment,
144A, 2021, 2.625%, 9/15/26 ....................................... 105,000 97,120
Sonoma Public Improvement District Improvement Area No. 3, Special Assessment,
144A, 2021, 3.625%, 9/15/41 ....................................... 620,000 481,626
Sonoma Public Improvement District Improvement Area No. 3, Special Assessment,
144A, 2021, 4%, 9/15/51 ........................................... 865,000 684,394
Sonoma Public Improvement District Improvement Area No. 4, Special Assessment,
144A, 2022, 5.375%, 9/15/32 ....................................... 250,000 248,855
Sonoma Public Improvement District Improvement Area No. 4, Special Assessment,
144A, 2022, 5.75%, 9/15/52 ........................................ 2,760,000 2,680,405
c
City of Mesquite ,
Solterra Public Improvement District Improvement Area A-1, Special Assessment,
144A, 2023, 4.75%, 9/01/30 ........................................ 647,000 640,706
Solterra Public Improvement District Improvement Area A-1, Special Assessment,
144A, 2023, 5.5%, 9/01/43 ......................................... 3,021,000 2,960,188
Solterra Public Improvement District Improvement Area A-1, Special Assessment,
144A, 2023, 5.75%, 9/01/53 ........................................ 4,965,000 4,881,614
Solterra Public Improvement District Improvement Area C-1, Special Assessment,
144A, 2023, 5.375%, 9/01/43 ....................................... 750,000 739,240
Solterra Public Improvement District Improvement Area C-1, Special Assessment,
144A, 2023, 5.625%, 9/01/53 ....................................... 1,210,000 1,189,403
Solterra Public Improvement District Improvement Area C-2, Special Assessment,
144A, 2023, 5.625%, 9/01/53 ....................................... 1,017,000 993,215

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Midlothian ,
Redden Farms Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/15/31 ........................................................ $ 410,000 $ 358,748
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
3.875%, 9/15/41 ................................................. 1,105,000 893,182
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/15/51 ................................................. 1,635,000 1,309,763
Redden Farms Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 4.125%, 9/15/31 ............................. 230,000 212,371
Redden Farms Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 4.5%, 9/15/41 ............................... 420,000 368,799
Redden Farms Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 4.75%, 9/15/51 .............................. 610,000 515,421
Westside Preserve Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2022, 4.75%, 9/15/32 .............................. 625,000 604,045
Westside Preserve Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2022, 5.25%, 9/15/42 .............................. 1,516,000 1,442,862
Westside Preserve Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2022, 5.375%, 9/15/52 ............................. 2,509,000 2,368,740
Westside Preserve Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2022, 5.5%, 9/15/32 ............................... 309,000 301,212
Westside Preserve Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2022, 6%, 9/15/42 ................................ 750,000 743,253
Westside Preserve Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2022, 6.125%, 9/15/52 ............................. 1,410,000 1,403,225
c,f
City of Mustang Ridge ,
Durango Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2023, 6.125%, 9/01/43 ....................................... 515,000 521,305
Durango Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2023, 6.375%, 9/01/53 ....................................... 498,000 504,040
c
City of New Braunfels ,
Solms Landing Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2021, 3.625%, 9/01/26 ............................. 141,000 133,398
Solms Landing Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2021, 4.25%, 9/01/31 .............................. 320,000 293,459
Solms Landing Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2021, 4.5%, 9/01/41 ............................... 882,000 760,852
Solms Landing Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2021, 4.75%, 9/01/51 .............................. 1,454,000 1,230,125
c
City of Oak Point ,
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020,
3.25%, 9/01/30 .................................................. 300,000 267,591
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020,
3.75%, 9/01/40 .................................................. 1,170,000 969,124
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 1,060,000 846,154
Wildridge Public Improvement District No. 1 Improvement Area No. 4, Special
Assessment, 144A, 2021, 2.75%, 9/01/31 .............................. 160,000 134,495
Wildridge Public Improvement District No. 1 Improvement Area No. 4, Special
Assessment, 144A, 2021, 3.125%, 9/01/41 ............................. 643,000 476,699
Wildridge Public Improvement District No. 1 Improvement Area No. 4, Special
Assessment, 144A, 2021, 4%, 9/01/51 ................................ 987,000 790,251
c
City of Pilot Point ,
Creekview Public Improvement District Zone A Improvement Area No. 1, Special
Assessment, 144A, 2022, 5.25%, 9/15/32 .............................. 200,000 199,877
Creekview Public Improvement District Zone A Improvement Area No. 1, Special
Assessment, 144A, 2022, 5.5%, 9/15/42 ............................... 800,000 785,238

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Pilot Point, (continued)
Creekview Public Improvement District Zone A Improvement Area No. 1, Special
Assessment, 144A, 2022, 5.625%, 9/15/52 ............................. $ 1,450,000 $ 1,419,511
Creekview Public Improvement District Zone A Remainder Area, Special Assessment,
144A, 2022, 5.75%, 9/15/32 ........................................ 200,000 199,435
Creekview Public Improvement District Zone A Remainder Area, Special Assessment,
144A, 2022, 6.125%, 9/15/52 ....................................... 2,078,000 2,097,874
Creekview Public Improvement District Zone B Improvement Area No. 1, Special
Assessment, 144A, 2022, 5.25%, 9/15/32 .............................. 300,000 299,816
Creekview Public Improvement District Zone B Improvement Area No. 1, Special
Assessment, 144A, 2022, 5.5%, 9/15/42 ............................... 750,000 736,160
Creekview Public Improvement District Zone B Improvement Area No. 1, Special
Assessment, 144A, 2022, 5.625%, 9/15/52 ............................. 1,303,000 1,275,602
Mobberly Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2022, 5.125%, 9/15/32 ....................................... 500,000 498,562
Mobberly Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2022, 5.5%, 9/15/48 ......................................... 4,026,000 3,964,020
Mobberly Public Improvement District Improvement Area No. 1B, Special
Assessment, 144A, 2023, 5.625%, 9/15/48 ............................. 926,000 927,456
Mobberly Public Improvement District Improvement Area No. 2, Special Assessment,
144A, 2022, 5.625%, 9/15/32 ....................................... 810,000 817,312
Mobberly Public Improvement District Improvement Area No. 2, Special Assessment,
144A, 2022, 6%, 9/15/52 ........................................... 4,001,000 4,032,659
Mobberly Public Improvement District Major Improvement Area, Special Assessment,
144A, 2022, 6.5%, 9/15/52 ......................................... 1,600,000 1,625,253
c
City of Plano ,
Collin Creek East Public Improvement District, Special Assessment, 144A, 2021,
4.375%, 9/15/51 ................................................. 7,750,000 6,220,658
Collin Creek West Public Improvement District, Special Assessment, 144A, 2021,
4%, 9/15/51 .................................................... 2,277,000 1,774,536
Haggard Farm Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2023, 7.5%, 9/15/53 ............................... 1,000,000 1,043,457
Haggard Farm Public Improvement District Major Improvement Area Project, Special
Assessment, 144A, 2023, 8.25%, 9/15/43 .............................. 1,250,000 1,302,503
Haggard Farm Public Improvement District Major Improvement Area Project, Special
Assessment, 144A, 2023, 8.5%, 9/15/53 ............................... 2,193,000 2,284,078
c
City of Princeton ,
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
2.875%, 9/01/25 ................................................. 54,000 52,093
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
3.375%, 9/01/30 ................................................. 180,000 162,334
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
3.875%, 9/01/40 ................................................. 650,000 538,424
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 9/01/50 ................................................. 930,000 753,271
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2022, 3.75%,
9/01/27 ........................................................ 180,000 172,859
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/32 ........................................................ 280,000 263,711
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2022,
4.375%, 9/01/52 ................................................. 1,139,000 950,022
Brookside Public Improvement District, Special Assessment, 144A, 2021, 2.5%,
9/01/26 ........................................................ 60,000 55,520
Brookside Public Improvement District, Special Assessment, 144A, 2021, 3%,
9/01/31 ........................................................ 126,000 108,199
Brookside Public Improvement District, Special Assessment, 144A, 2021, 3.375%,
9/01/41 ........................................................ 325,000 246,679

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Princeton, (continued)
Brookside Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ $ 431,000 $ 340,290
Eastridge Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2022, 4.75%, 9/01/32 ........................................ 382,000 379,449
Eastridge Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2022, 5.125%, 9/01/42 ....................................... 850,000 815,815
Eastridge Public Improvement District Improvement Area No. 2, Special Assessment,
144A, 2023, 5.25%, 9/01/43 ........................................ 1,155,000 1,121,844
Eastridge Public Improvement District Improvement Area No. 2, Special Assessment,
144A, 2023, 5.5%, 9/01/53 ......................................... 1,150,000 1,113,647
Sicily Public Improvement District Major improvement Area No. 1, Special
Assessment, 144A, 2023, 7%, 9/01/43 ................................ 1,000,000 1,005,453
Sicily Public Improvement District Major improvement Area No. 1, Special
Assessment, 144A, 2023, 7%, 9/01/53 ................................ 2,000,000 1,982,402
Sicily Public Improvement District Major improvement Area No. 1, Special
Assessment, 144A, 2023, 7.875%, 9/01/53 ............................. 1,000,000 1,005,541
Southridge Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2023, 6.25%, 9/01/43 .............................. 1,355,000 1,389,054
Southridge Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2023, 6.375%, 9/01/53 ............................. 1,380,000 1,408,091
Whitewing Trails Public Improvement District No. 2 Phase 2, Special Assessment,
144A, 2023, 4.25%, 9/01/30 ........................................ 250,000 246,243
Whitewing Trails Public Improvement District No. 2 Phase 2, Special Assessment,
144A, 2023, 5.375%, 9/01/53 ....................................... 2,041,000 1,973,167
Winchester Public Improvement District, Special Assessment, 144A, 2020, 3.25%,
9/01/30 ........................................................ 200,000 178,444
Winchester Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/01/40 ........................................................ 470,000 381,668
Winchester Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 675,000 533,707
Winchester Public Improvement District, Special Assessment, 144A, 2021, 2.875%,
9/01/31 ........................................................ 110,000 93,457
Winchester Public Improvement District, Special Assessment, 144A, 2021, 3.25%,
9/01/41 ........................................................ 518,000 382,032
Winchester Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 616,000 483,931
Winchester Public Improvement District No. 2, Special Assessment, 144A, 2022,
4.75%, 9/01/32 .................................................. 461,000 455,453
Winchester Public Improvement District No. 2, Special Assessment, 144A, 2022,
5.125%, 9/01/42 ................................................. 1,011,000 969,871
Winchester Public Improvement District No. 2, Special Assessment, 144A, 2022,
5.25%, 9/01/52 .................................................. 2,220,000 2,090,663
c
City of Red Oak ,
Public Improvement District No. 1, Special Assessment, 144A, 2021, 2.625%,
9/15/26 ........................................................ 145,000 133,733
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.125%,
9/15/31 ........................................................ 354,000 298,192
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.375%,
9/15/41 ........................................................ 500,000 376,732
Public Improvement District No. 1, Special Assessment, 144A, 2021, 4%, 9/15/51 . 665,000 529,574
c
City of Rowlett ,
Trails at Cottonwood Creek Public Improvement District Major Improvement Area,
Special Assessment, 144A, 2021, 3.75%, 9/15/31 ........................ 300,000 275,761
Trails at Cottonwood Creek Public Improvement District Major Improvement Area,
Special Assessment, 144A, 2021, 4.125%, 9/15/41 ....................... 600,000 518,832

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Rowlett, (continued)
Trails at Cottonwood Creek Public Improvement District Major Improvement Area,
Special Assessment, 144A, 2021, 4.25%, 9/15/51 ........................ $ 1,000,000 $ 824,841
Trails at Cottonwood Creek Public Improvement District Neighborhood Improvement
Area No. 1, Special Assessment, 144A, 2021, 3.125%, 9/15/31 .............. 200,000 178,657
Trails at Cottonwood Creek Public Improvement District Neighborhood Improvement
Area No. 1, Special Assessment, 144A, 2021, 3.75%, 9/15/41 ............... 820,000 674,335
Trails at Cottonwood Creek Public Improvement District Neighborhood Improvement
Area No. 1, Special Assessment, 144A, 2021, 4%, 9/15/51 ................. 1,172,000 933,325
c
City of Royse City ,
Creekshaw Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2020, 3.625%, 9/15/30 ............................. 225,000 203,400
Creekshaw Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2020, 4.125%, 9/15/40 ............................. 590,000 513,838
Creekshaw Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2020, 4.375%, 9/15/50 ............................. 715,000 601,632
Creekshaw Public Improvement District Improvement Area No. 2, Special
Assessment, 144A, 2022, 5.875%, 9/15/42 ............................. 589,000 589,338
Creekshaw Public Improvement District Improvement Area No. 2, Special
Assessment, 144A, 2022, 6%, 9/15/52 ................................ 1,267,000 1,277,177
Creekshaw Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2020, 4.375%, 9/15/30 ............................. 210,000 200,461
Creekshaw Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2020, 4.875%, 9/15/40 ............................. 375,000 348,308
Creekshaw Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2020, 5.125%, 9/15/50 ............................. 575,000 530,638
Creekside Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2020, 3.375%, 9/15/30 ....................................... 450,000 408,481
Creekside Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2020, 3.875%, 9/15/40 ....................................... 1,190,000 1,002,637
Creekside Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2020, 4.125%, 9/15/50 ....................................... 1,780,000 1,440,512
Liberty Crossing Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2023, 6.375%, 9/15/53 ............................. 1,107,000 1,129,621
Waterscape Public Improvement District Improvement Area No. 2, Special
Assessment, 144A, 2019, 4.75%, 9/15/49 .............................. 1,495,000 1,350,871
c
City of Sachse ,
Public Improvement District No. 1, Special Assessment, 144A, 2020, 3.25%, 9/15/30 405,000 357,073
Public Improvement District No. 1, Special Assessment, 144A, 2020, 3.75%, 9/15/40 1,070,000 857,225
Public Improvement District No. 1, Special Assessment, 144A, 2020, 5.375%,
9/15/40 ........................................................ 1,800,000 1,739,173
Public Improvement District No. 1, Special Assessment, 144A, 2020, 4%, 9/15/50 . 1,485,000 1,188,745
Public Improvement District No. 1, Special Assessment, 144A, 2020, 5.625%,
9/15/50 ........................................................ 2,235,000 2,155,756
Public Improvement District No. 1, Special Assessment, 144A, 2022, 7%, 9/15/52 . 750,000 765,645
City of San Marcos ,
Whisper Public Improvement District, Special Assessment, 2020, 4.375%, 9/01/25 . 160,000 159,799
Whisper Public Improvement District, Special Assessment, 2020, 4.875%, 9/01/30 . 305,000 299,365
Whisper Public Improvement District, Special Assessment, 2020, 5.375%, 9/01/40 . 1,300,000 1,280,991
Whisper Public Improvement District, Special Assessment, 2020, 5.625%, 9/01/50 . 1,300,000 1,280,259
c
Whisper South Public Improvement District, Special Assessment, 144A, 2022,
3.75%, 9/01/27 .................................................. 300,000 285,848
c
Whisper South Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/32 ........................................................ 425,000 393,435
c
Whisper South Public Improvement District, Special Assessment, 144A, 2022,
4.25%, 9/01/42 .................................................. 1,221,000 1,047,506

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of San Marcos, (continued)
c
Whisper South Public Improvement District, Special Assessment, 144A, 2022, 4.5%,
9/01/51 ........................................................ $ 1,621,000 $ 1,361,534
c
City of Santa Fe ,
Mulberry Farms Public Improvement District, Special Assessment, 144A, 2022,
4.875%, 9/01/42 ................................................. 508,000 472,517
Mulberry Farms Public Improvement District, Special Assessment, 144A, 2022, 5%,
9/01/52 ........................................................ 858,000 780,137
c
City of Sinton ,
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
4.375%, 9/01/27 ................................................. 381,000 365,238
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
4.75%, 9/01/32 .................................................. 660,000 618,110
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
5.125%, 9/01/42 ................................................. 1,000,000 945,551
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
5.25%, 9/01/51 .................................................. 1,250,000 1,159,180
c
City of Tomball ,
Raburn Reserve Public Improvement District Area No. 2, Special Assessment, 144A,
2023, 5.75%, 9/15/52 ............................................. 1,000,000 997,099
Raburn Reserve Public Improvement District Area No. 3, Special Assessment, 144A,
2023, 6%, 9/15/53 ................................................ 1,307,000 1,309,727
Raburn Reserve Public Improvement District improvement Area No. 1, Special
Assessment, 144A, 2020, 3.375%, 9/15/30 ............................. 285,000 258,168
c
City of Uhland , Watermill Public Improvement District , Special Assessment , 144A,
2022 , 6.625% , 9/01/52 .............................................. 3,000,000 3,116,448
c
City of Venus ,
Brahman Ranch Public Improvement District No. 1, Special Assessment, 144A, 2022,
6.25%, 9/15/42 .................................................. 1,000,000 998,786
Brahman Ranch Public Improvement District No. 1, Special Assessment, 144A, 2022,
6.5%, 9/15/52 ................................................... 1,009,000 1,012,884
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021,
2.625%, 9/15/26 ................................................. 126,000 117,020
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/15/31 ................................................. 250,000 216,266
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021,
3.375%, 9/15/41 ................................................. 1,105,000 857,204
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/15/51 ........................................................ 2,024,000 1,633,452
c
City of Waxahachie ,
North Grove Public Improvement District, Special Assessment, 144A, 2022, 5.125%,
8/15/32 ........................................................ 302,000 302,491
North Grove Public Improvement District, Special Assessment, 144A, 2022, 5.5%,
8/15/52 ........................................................ 2,395,000 2,340,723
c
Club Municipal Management District No. 1 ,
Improvement Area #2, Special Assessment, 144A, 2021, 2.5%, 9/01/26 ......... 129,000 119,613
Improvement Area #2, Special Assessment, 144A, 2021, 3%, 9/01/31 ........... 271,000 231,195
Improvement Area #2, Special Assessment, 144A, 2021, 3.25%, 9/01/41 ........ 1,006,000 758,718
c
Conroe Local Government Corp. ,
Conroe Convention Center Hotel, Revenue, Second Lien, 144A, 2021 B, 3.5%,
10/01/31 ....................................................... 450,000 383,077
Conroe Convention Center Hotel, Revenue, Second Lien, 144A, 2021 B, 5%,
10/01/50 ....................................................... 1,200,000 962,748
c
County of Hays ,
La Cima Public Improvement District, Special Assessment, 144A, 2020, 3.25%,
9/15/30 ........................................................ 100,000 87,511

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
County of Hays, (continued)
La Cima Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/15/40 ........................................................ $ 800,000 $ 639,270
La Cima Public Improvement District, Special Assessment, 144A, 2020, 4%, 9/15/50 1,175,000 910,843
La Cima Public Improvement District, Special Assessment, 144A, 2022, 5.75%,
9/15/52 ........................................................ 3,375,000 3,360,541
c
County of Medina ,
Woodlands Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 4.875%, 9/01/31 ............................. 815,000 739,968
Woodlands Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 5.25%, 9/01/41 .............................. 780,000 720,858
Woodlands Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2021, 5.5%, 9/01/50 ............................... 1,160,000 1,078,826
Woodlands Public Improvement District Neighborhood Improvement Area No. 1,
Special Assessment, 144A, 2021, 3.5%, 9/01/26 ......................... 125,000 115,711
Woodlands Public Improvement District Neighborhood Improvement Area No. 1,
Special Assessment, 144A, 2021, 4.125%, 9/01/31 ....................... 400,000 362,425
Woodlands Public Improvement District Neighborhood Improvement Area No. 1,
Special Assessment, 144A, 2021, 4.5%, 9/01/41 ......................... 1,085,000 927,330
Woodlands Public Improvement District Neighborhood Improvement Area No. 1,
Special Assessment, 144A, 2021, 4.75%, 9/01/50 ........................ 870,000 738,990
c
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 8,965,000 6,277,650
Grand Parkway Transportation Corp. , Revenue , 2013 B , 5.8% , 10/01/45 ..........
10,000,000 10,787,865
Harris County Cultural Education Facilities Finance Corp. , Brazos Presbyterian Homes
Obligated Group , Revenue , 2016 , Refunding , 5% , 1/01/48 ................... 5,000,000 3,940,791
c
Joshua Farms Municipal Management District No. 1 ,
Special Assessment, 144A, 2023, 4.375%, 9/01/30 ......................... 395,000 389,711
Special Assessment, 144A, 2023, 5.25%, 9/01/43 ......................... 1,618,000 1,563,650
Special Assessment, 144A, 2023, 5.5%, 9/01/53 .......................... 3,393,000 3,264,073
e
Mesquite Health Facilities Development Corp. ,
Christian Care Centers, Inc. Obligated Group, Revenue, 2014, Refunding, 5%,
2/15/36 ........................................................ 1,000,000 3,384
Christian Care Centers, Inc. Obligated Group, Revenue, 2014, Refunding, 5.125%,
2/15/42 ........................................................ 3,750,000 12,690
Christian Care Centers, Inc. Obligated Group, Revenue, 2016, Refunding, 5%,
2/15/35 ........................................................ 5,175,000 17,512
New Hope Cultural Education Facilities Finance Corp. ,
e
Cardinal Bay, Inc., Revenue, D, 6%, 7/01/26 ............................. 110,000 33,000
e
Cardinal Bay, Inc., Revenue, D, 7%, 7/01/51 ............................. 5,110,000 1,533,000
CHF-Collegiate Housing College Station I LLC, Revenue, 2014 A, 5%, 4/01/46 .... 1,500,000 1,406,824
Longhorn Village Obligated Group, Revenue, 2017, Refunding, 5%, 1/01/42 ...... 5,000,000 4,412,438
Longhorn Village Obligated Group, Revenue, 2017, Refunding, 5%, 1/01/47 ...... 4,595,000 3,932,809
Morningside Ministries Obligated Group, Revenue, 2020 A, 5%, 1/01/55 ......... 4,100,000 3,184,944
NCCD-College Station Properties LLC, Revenue, A, 5%, 7/01/47 .............. 30,000,000 27,225,000
Presbyterian Village North Obligated Group, Revenue, 2018, Refunding, 5%,
10/01/39 ....................................................... 2,750,000 2,246,732
Presbyterian Village North Obligated Group, Revenue, 2018, Refunding, 5.25%,
10/01/49 ....................................................... 12,600,000 9,687,258
Presbyterian Village North Obligated Group, Revenue, 2020 A, 5.25%, 10/01/55 ... 2,500,000 1,876,675
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/39 ....................................................... 425,000 394,472
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/49 ....................................................... 1,180,000 1,020,083
Quality Senior Housing Foundation of East Texas, Inc., Revenue, Second Tier, 2019
B, 5.5%, 12/01/54 ................................................ 15,450,000 14,086,621

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., (continued)
Quality Senior Housing Foundation of East Texas, Inc., Revenue, Third Tier, 2019 C,
6%, 12/01/54 ................................................... $ 6,375,000 $ 5,841,643
Wesleyan Homes Obligated Group, Revenue, 2014, 5.5%, 1/01/43 ............ 3,200,000 2,623,088
Wesleyan Homes Obligated Group, Revenue, 2014, 5.5%, 1/01/49 ............ 1,000,000 782,814
Wesleyan Homes Obligated Group, Revenue, 2019, Refunding, 5%, 1/01/50 ..... 1,180,000 841,160
Wesleyan Homes Obligated Group, Revenue, 2019, Refunding, 5%, 1/01/55 ..... 4,400,000 3,046,590
c
North Parkway Municipal Management District No. 1 ,
Special Assessment, 144A, 2021, 3.625%, 9/15/26 ......................... 1,000,000 964,215
Special Assessment, 144A, 2021, 4.25%, 9/15/31 ......................... 1,500,000 1,436,594
Special Assessment, 144A, 2021, 4.75%, 9/15/41 ......................... 5,000,000 4,641,700
Special Assessment, 144A, 2021, 5%, 9/15/51 ............................ 4,250,000 3,845,222
City of Celina Legacy Hills Public Improvement District, Special Assessment, 144A,
2021, 3.625%, 9/15/31 ............................................ 250,000 223,508
City of Celina Legacy Hills Public Improvement District, Special Assessment, 144A,
2021, 4%, 9/15/41 ................................................ 1,000,000 853,483
City of Celina Legacy Hills Public Improvement District, Special Assessment, 144A,
2021, 4.25%, 9/15/51 ............................................. 1,160,000 959,975
North Texas Tollway Authority ,
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn., 9/01/37 .... 7,500,000 3,709,537
Special Projects System, Revenue, 2011 C, Pre-Refunded, 7%, 9/01/43 ......... 10,000,000 12,440,791
c
Northwood Municipal Utility District No. 1 ,
GO, 144A, 2020, Refunding, 3.5%, 8/01/25 .............................. 585,000 574,047
GO, 144A, 2020, Refunding, 4%, 8/01/31 ................................ 1,070,000 1,035,217
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 B , 6% , 12/01/52 .............. 5,075,000 3,779,956
e
Red River Health Facilities Development Corp. , Eden Home, Inc. Obligated Group ,
Revenue , 2012 , 7.25% , 12/15/42 ...................................... 11,000,000 6,600,000
c
Town of Flower Mound ,
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 2.625%, 9/01/26 ........................................ 525,000 487,957
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 3.25%, 9/01/31 ......................................... 750,000 644,332
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 3.5%, 9/01/36 .......................................... 800,000 658,059
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 4%, 9/01/43 ............................................ 2,450,000 2,041,692
c
Town of Lakewood Village ,
Public Improvement District No. 1, Special Assessment, 144A, 2022, 4.75%, 9/15/32 445,000 430,384
Public Improvement District No. 1, Special Assessment, 144A, 2022, 5.25%, 9/15/42 1,400,000 1,334,012
Public Improvement District No. 1, Special Assessment, 144A, 2022, 5.375%,
9/15/52 ........................................................ 2,400,000 2,269,045
c
Town of Little Elm ,
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 3.25%,
9/01/27 ........................................................ 139,000 129,895
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 3.5%,
9/01/32 ........................................................ 205,000 176,295
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 3.75%,
9/01/42 ........................................................ 529,000 412,196
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/51 ........................................................ 509,000 397,887
Valencia Public Improvement District No. 2, Special Assessment, 144A, 2022,
6.125%, 9/01/32 ................................................. 712,000 734,842
Valencia Public Improvement District No. 2, Special Assessment, 144A, 2022,
6.875%, 9/01/52 ................................................. 2,700,000 2,803,701

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
Travis County Development Authority ,
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1, Special Assessment, 144A, 2022, 4.75%, 9/01/32 ................... $ 302,000 $ 299,423
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1, Special Assessment, 144A, 2022, 5.375%, 9/01/42 .................. 868,000 859,835
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1, Special Assessment, 144A, 2022, 5.5%, 9/01/52 .................... 1,244,000 1,215,716
Viridian Municipal Management District ,
Viridian Public Improvement District, Special Assessment, 2020, 2.875%, 12/01/30 . 258,000 220,819
Viridian Public Improvement District, Special Assessment, 2020, 3.125%, 12/01/35 . 415,000 335,715
Viridian Public Improvement District, Special Assessment, 2020, 3.375%, 12/01/40 . 486,000 372,356
Viridian Public Improvement District, Special Assessment, 2020, 3.5%, 12/01/47 .. 835,000 608,988
518,436,213
Utah 0.5%
Military Installation Development Authority ,
Military Recreation Assessment Area, Revenue, 2021 A-1, 4%, 6/01/52 ......... 3,000,000 2,144,174
Military Recreation Assessment Area, Revenue, 2021 A-2, 4%, 6/01/36 ......... 2,250,000 1,891,813
Military Recreation Assessment Area, Revenue, 2021 A-2, 4%, 6/01/41 ......... 7,215,000 5,610,757
Military Recreation Assessment Area, Revenue, 2021 A-2, 4%, 6/01/52 ......... 21,745,000 15,428,595
c
Utah Charter School Finance Authority ,
Mountain West Montessori Academy, Inc., Revenue, 144A, 2020 A, 5%, 6/15/39 .. 475,000 429,659
Mountain West Montessori Academy, Inc., Revenue, 144A, 2020 A, 5%, 6/15/49 .. 825,000 694,267
26,199,265
Virginia 0.4%
Henrico County Economic Development Authority ,
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2019 A, 5%,
6/01/44 ........................................................ 3,550,000 3,142,134
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2019 A, 5%,
6/01/49 ........................................................ 4,065,000 3,513,875
c
Virginia Small Business Financing Authority , P3 VB Holdings LLC , Revenue, Senior
Lien , 144A, 2023 A , 8.5% , 12/01/52 .................................... 11,000,000 10,297,834
16,953,843
Washington 1.3%
f
Jefferson County Public Hospital District No. 2 , Revenue , 2023 A , Refunding , 6.875% ,
12/01/53 ........................................................ 10,000,000 10,047,153
Ocean Shores Local Improvement District , Special Assessment , 2011 , 7.25% , 2/01/31
835,000 907,858
g
Washington Economic Development Finance Authority , Propeller Airports Paine Field
LLC , Revenue , A , Mandatory Put , 6.5% , 3/01/24 .......................... 23,750,000 23,679,154
c
Washington State Housing Finance Commission ,
eliseo Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 1/01/51 ........ 15,070,000 10,198,565
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
2019 A, 5%, 1/01/55 .............................................. 4,700,000 3,423,056
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
A, Refunding, 5%, 1/01/46 ......................................... 2,250,000 1,737,362
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
A, Refunding, 5%, 1/01/51 ......................................... 1,700,000 1,265,016
Spokane United Methodist Homes Obligated Group, Revenue, 144A, 2019, 5%,
1/01/55 ........................................................ 9,020,000 6,534,893
Spokane United Methodist Homes Obligated Group, Revenue, 144A, 2020 A, 5%,
1/01/51 ........................................................ 6,000,000 4,436,419
62,229,476

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
West Virginia 0.1%
c
County of Monongalia ,
Monongalia County Building Commission Development District No. 4, Tax Allocation,
144A, 2023 A, Refunding, 5.75%, 6/01/43 .............................. $ 1,000,000 $ 1,041,624
Monongalia County Building Commission Development District No. 4, Tax Allocation,
144A, 2023 A, Refunding, 6%, 6/01/53 ................................ 2,000,000 2,109,007
3,150,631
Wisconsin 2.7%
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020 A, 4%, 12/01/40 ..................... 1,070,000 843,314
2017 IAVF Rubix LLC, Revenue, 2020 A, 4.25%, 12/01/50 ................... 7,225,000 5,396,034
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/49 ............. 7,900,000 7,372,133
Coral Academy of Science Las Vegas, Revenue, 2017 A, 5%, 7/01/45 .......... 1,805,000 1,693,132
Coral Academy of Science Las Vegas, Revenue, 2017 A, 5%, 7/01/53 .......... 4,345,000 3,930,626
c
Coral Academy of Science Reno, Revenue, 144A, 2022 A, 6%, 6/01/62 ......... 1,565,000 1,497,309
c
Eno River Academy, Revenue, 144A, 2020 A, 5%, 6/15/40 ................... 815,000 771,957
c
Eno River Academy, Revenue, 144A, 2020 A, 5%, 6/15/54 ................... 1,380,000 1,217,493
c
Estancia Valley Classical Academy, Revenue, 144A, 2021 A, Refunding, 4%, 7/01/41 1,000,000 749,759
c
Estancia Valley Classical Academy, Revenue, 144A, 2021 A, Refunding, 4.25%,
7/01/51 ........................................................ 5,345,000 3,748,826
c
FAH Tree House LLC, Revenue, 144A, 2023 B, 6.625%, 2/01/46 .............. 11,095,000 10,052,357
c
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/39 .. 1,230,000 1,116,211
c
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/49 .. 7,600,000 6,382,528
c
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/54 .. 1,920,000 1,580,244
c
Greystone Housing Impact Investors LP, Revenue, 144A, 2023-1, B-1, 7.125%,
7/25/34 ........................................................ 7,500,000 7,713,883
c
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 13,200,000 13,200,000
c
High Desert Montessori Charter School, Revenue, 144A, 2021 A, 5%, 6/01/36 .... 300,000 277,119
c
High Desert Montessori Charter School, Revenue, 144A, 2021 A, 5%, 6/01/51 .... 1,000,000 840,265
c
High Desert Montessori Charter School, Revenue, 144A, 2021 A, 5%, 6/01/61 .... 1,275,000 1,036,068
c
Hope Housing Foundation Obligated Group, Revenue, 144A, 2022 C, 4.6%, 12/01/37 5,460,000 4,331,901
c
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 3/01/37 ............................................ 1,000,000 889,764
c
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 3/01/52 ............................................ 4,100,000 3,203,907
c
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2020 A,
5.25%, 3/01/55 .................................................. 12,975,000 10,566,976
c
Ocean Academy Charter School, Revenue, 144A, 2021, 4%, 10/15/31 .......... 185,000 164,738
c
Ocean Academy Charter School, Revenue, 144A, 2021, 5%, 10/15/41 .......... 570,000 502,307
c
Ocean Academy Charter School, Revenue, 144A, 2021, 5%, 10/15/51 .......... 1,130,000 943,298
c
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022, Zero Cpn., 12/01/45 ... 11,680,000 7,074,101
c
Signature Preparatory, Revenue, 144A, 2021 A, 5%, 6/15/31 ................. 600,000 572,794
c
Signature Preparatory, Revenue, 144A, 2021 A, 5%, 6/15/51 ................. 2,250,000 1,862,221
c
Signature Preparatory, Revenue, 144A, 2021 A, 5%, 6/15/56 ................. 2,465,000 2,003,738
c
UHF RISE Student Housing LLC, Revenue, 144A, 2021 A-2, 5.35%, 7/01/40 ..... 3,000,000 2,361,076
c
UHF RISE Student Housing LLC, Revenue, 144A, 2021 B, 5.25%, 7/01/61 ....... 2,000,000 1,612,579
c
UMA Education, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 10/01/39 ......... 2,000,000 1,980,457
c
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,865,000 1,400,108
c,g
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-1, Mandatory Put,
3.5%, 12/01/35 .................................................. 2,000,000 1,597,129
c,g
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-2, Mandatory Put,
4%, 12/01/35 ................................................... 18,000,000 14,872,383
Wisconsin Health & Educational Facilities Authority ,
Chiara Communities, Inc., Revenue, 2018 C, 6%, 7/01/28 ................... 175,000 151,800
Chiara Communities, Inc., Revenue, 2018 C, 6.5%, 7/01/33 .................. 300,000 239,366
Chiara Communities, Inc., Revenue, 2018 C, 7%, 7/01/43 ................... 1,000,000 711,518

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, (continued)
Chiara Communities, Inc., Revenue, 2018 C, 7.5%, 7/01/53 .................. $ 6,620,000 $ 4,747,728
HOPE Christian Schools Obligated Group, Revenue, 2021, 4%, 12/01/41 ........ 850,000 632,379
131,841,526
U.S. Territories 10.1%
District of Columbia 0.9%
District of Columbia , Tobacco Settlement Financing Corp. , Revenue , 2006 A , Zero
Cpn., 6/15/46 ..................................................... 175,000,000 42,600,425
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
6,830,000 6,579,878
Puerto Rico 9.1%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ......................
2,500,000 2,528,385
Commonwealth of Puerto Rico ,
h
GO, FRN, Zero Cpn., 11/01/43 ........................................ 1 1
GO, 2022 A-1, 5.375%, 7/01/25 ....................................... 1 1
GO, 2022 A-1, 5.75%, 7/01/31 ........................................ 2,166,031 2,333,797
GO, 2022 A-1, 4%, 7/01/35 .......................................... 15,191,884 13,931,280
GO, 2022 A-1, 4%, 7/01/37 .......................................... 31,512,915 28,231,686
GO, 2022 A-1, 4%, 7/01/41 .......................................... 28,684,144 24,838,736
GO, 2022 A-1, 4%, 7/01/46 .......................................... 21,788,775 18,159,931
GO, 2022 A-1, Zero Cpn., 7/01/24 ..................................... 253,356 247,303
GO, 2022 A-1, Zero Cpn., 7/01/33 ..................................... 2,011,366 1,227,040
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
43,983,894 38,705,827
HTA CL 6 Trust , Revenue , L-2028 , 5.25% , 7/01/38 ..........................
1,239,120 1,239,459
HTA TRRB Custodial Trust , Revenue , 2007 N , 5.25% , 7/01/36 ..................
700,000 702,783
c
Puerto Rico Commonwealth Aqueduct & Sewer Authority ,
Revenue, 144A, 2021 B, Refunding, 4%, 7/01/42 .......................... 2,500,000 2,177,745
Revenue, Senior Lien, 144A, 2020 A, Refunding, 5%, 7/01/47 ................ 31,750,000 30,807,673
Puerto Rico Electric Power Authority ,
b,f
Revenue, 6%, 7/01/41 .............................................. 13,844,543 13,844,543
b,f
Revenue, 7.125%, 7/01/59 ........................................... 67,236,779 67,236,779
e
Revenue, 1, 10%, 1/01/21 ........................................... 6,000,000 1,500,000
e
Revenue, 2013 A, 7.25%, 7/01/30 ..................................... 25,000,000 6,312,500
e
Revenue, 2013 A, 6.75%, 7/01/36 ..................................... 29,750,000 7,511,875
e
Revenue, 2013 A, 7%, 7/01/43 ........................................ 5,000,000 1,262,500
e
Revenue, 2016 A-4, 10%, 7/01/19 ..................................... 5,500,000 1,375,000
e
Revenue, 2016 B-4, 10%, 7/01/19 ..................................... 5,500,000 1,375,000
e
Revenue, E-2, 10%, 7/01/21 ......................................... 6,000,000 1,500,000
e
Revenue, E-3, 10%, 1/01/22 ......................................... 1,989,500 497,375
e
Revenue, E-4, 10%, 7/01/22 ......................................... 1,989,499 497,375
e
Revenue, XX, 5.75%, 7/01/36 ........................................ 23,620,000 5,964,050
e
Revenue, XX, 5.25%, 7/01/40 ........................................ 10,895,000 2,750,987
e
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 15,240,000 10,668,000
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.55%, 7/01/40 ................................ 393,000 382,851
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 66,315,000 64,463,472
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/46 ............................. 25,400,000 7,495,360
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/51 ............................. 241,837,000 52,614,106
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 12,000,000 11,388,560

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... $ 13,495,000 $ 12,713,164
436,485,144
Total U.S. Territories .................................................................... 485,665,447
Total Municipal Bonds (Cost $4,987,887,355) ...................................
4,626,741,877
Shares
Escrows and Litigation Trusts 0.1%
b,i
Puerto Rico Electric Power Authority, Escrow Account ........................ 6,159,207 4,927,366
Total Escrows and Litigation Trusts (Cost $–) ...................................
4,927,366
Total Long Term Investments (Cost $5,209,237,706) .............................
4,834,554,216
a
a a a a
Short Term Investments 0.4%
Principal
Amount
Municipal Bonds 0.4%
Minnesota 0.1%
j
City of Minneapolis , Fairview Health Services Obligated Group , Revenue , 2018 C ,
Refunding , LOC Wells Fargo Bank NA , Daily VRDN and Put , 3.4% , 11/15/48 ..... 1,600,000 1,600,000
New Jersey 0.0%
†
j
New Jersey Health Care Facilities Financing Authority , Virtua Health Obligated Group ,
Revenue , 2009 B , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 2.8% ,
7/01/43 ......................................................... 200,000 200,000
New York 0.3%
j
New York City Municipal Water Finance Authority ,
Water & Sewer System, Revenue, 2017 BB-1B, SPA State Street Bank & Trust Co.,
Daily VRDN and Put, 3.35%, 6/15/49 ................................. 5,500,000 5,500,000
Water & Sewer System, Revenue, 2022 DD, Refunding, Daily VRDN and Put, 3.5%,
6/15/33 ........................................................ 11,100,000 11,100,000
16,600,000
North Carolina 0.0%
†
j
Charlotte-Mecklenburg Hospital Authority (The) , Atrium Health Obligated Group ,
Revenue , 2018 H , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 3.25% ,
1/15/48 ......................................................... 900,000 900,000
Oregon 0.0%
†
j
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 B ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 3.2% , 8/01/34 ............. 1,400,000 1,400,000
Total Municipal Bonds (Cost $20,700,000) ......................................
20,700,000
Total Short Term Investments (Cost $20,700,000 ) ................................
20,700,000
a
Total Investments (Cost $5,229,937,706) 100.9% ................................
$4,855,254,216
Other Assets, less Liabilities (0.9)% ...........................................
(44,077,709)
Net Assets 100.0% ...........................................................
$4,811,176,507

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 199 .
†
Rounds to less than 0.1% of net assets.
a
See Note 5 regarding investments in affiliated management investment companies.
b
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the aggregate value of these securities was $1,613,938,862, representing 33.5% of net assets.
d
See Note 3 regarding restricted securities.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Security purchased on a when-issued basis.
g
The maturity date shown represents the mandatory put date.
h
The coupon rate shown represents the rate at period end.
i
Non-income producing.
j
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2023
Franklin Louisiana Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.1%
Florida 0.1%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... $ 500,000 $ 326,252
Georgia 0.4%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 1,225,000 968,425
Louisiana 92.3%
Ascension Parish School Board , GO , 2020 , 4% , 3/01/40 ......................
1,000,000 997,759
Caddo Parish Parishwide School District , GO , 2021 , AGMC Insured , 3% , 3/01/36 ...
505,000 457,927
Calcasieu Parish School District No. 23 , GO , 2019 , BAM Insured , 4% , 9/01/36 .....
670,000 680,991
Calcasieu Parish School District No. 31 ,
GO, 2018, BAM Insured, 5%, 3/01/36 ................................... 1,000,000 1,080,473
GO, 2018, BAM Insured, 5%, 3/01/38 ................................... 1,000,000 1,064,523
GO, 2019, BAM Insured, 4%, 3/01/37 ................................... 1,000,000 1,012,021
Central Community School System ,
GO, 2020, 4%, 3/01/39 ............................................. 1,125,000 1,127,738
GO, 2020, 4%, 3/01/40 ............................................. 1,190,000 1,187,333
City of Bossier City , Utilities , Revenue , 2014 , Pre-Refunded , 5% , 10/01/37 ........
1,280,000 1,299,393
City of Lafayette ,
Sales & Use Tax, Revenue, 2019 A, 5%, 5/01/44 .......................... 4,350,000 4,634,328
Sales & Use Tax, Revenue, 2020 B, 4%, 3/01/45 .......................... 5,000,000 4,890,851
City of Natchitoches , Utilities , Revenue , 2023 , AGMC Insured , 5.5% , 6/01/53 .......
750,000 809,927
City of New Orleans ,
GO, 2021 A, 5%, 12/01/39 ........................................... 6,000,000 6,409,395
Sewerage Service, Revenue, 2020 B, 5%, 6/01/45 ......................... 1,700,000 1,756,588
Sewerage Service, Revenue, 2020 B, 4%, 6/01/50 ......................... 1,300,000 1,159,106
City of Ruston , Sales Tax , Revenue , 2016 , AGMC Insured , 5% , 6/01/35 ...........
1,085,000 1,125,723
City of Shreveport ,
Water & Sewer, Revenue, 2016 B, 5%, 12/01/41 .......................... 4,000,000 4,083,873
Water & Sewer, Revenue, 2020 B, Refunding, 3%, 12/01/50 .................. 5,070,000 3,576,253
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge ,
Sales Tax , Revenue , 2020 , Refunding , AGMC Insured , 5% , 8/01/30 ............ 2,000,000 2,219,041
East Baton Rouge Sewerage Commission ,
Revenue, 2014 B, Pre-Refunded, 5%, 2/01/39 ............................ 5,000,000 5,113,476
Revenue, 2019 A, Refunding, 4%, 2/01/45 ............................... 5,000,000 4,852,159
Revenue, 2020 A, Refunding, 5%, 2/01/31 ............................... 750,000 841,230
Greater New Orleans Expressway Commission , Revenue , 2017 , AGMC Insured , 5% ,
11/01/47 ........................................................ 4,000,000 4,049,372
Jefferson Parish Consolidated Sewerage District No. 1 , Revenue , 2022 , BAM Insured ,
4% , 2/01/38 ...................................................... 1,000,000 1,008,466
Jefferson Parish Consolidated Waterworks District No. 2 , Revenue , 2022 , Refunding ,
BAM Insured , 4% , 2/01/40 ........................................... 5,000,000 4,985,362
Jefferson Sales Tax District , Revenue , 2017 B , AGMC Insured , 5% , 12/01/42 .......
2,250,000 2,320,354
Lafayette Consolidated Government ,
GO, 2020, Refunding, 3%, 3/01/34 ..................................... 250,000 233,282
GO, 2020, Refunding, 3%, 3/01/35 ..................................... 200,000 183,794
Lafayette Parish School Board , Sales Tax , Revenue , 2023 , 4% , 4/01/53 ..........
2,500,000 2,375,574
Livingston Parish School Board ,
Sales & Use Tax, Revenue, 2021 A, Refunding, 4%, 5/01/30 ................. 500,000 522,447
Sales & Use Tax, Revenue, 2021 A, Refunding, 4%, 5/01/31 ................. 1,300,000 1,359,067
Louisiana Correctional Facilities Corp. ,
State of Louisiana Office of Juvenile Justice, Revenue, 2021, 4%, 10/01/37 ...... 875,000 867,790
State of Louisiana Office of Juvenile Justice, Revenue, 2021, 4%, 10/01/40 ...... 1,305,000 1,257,604

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Housing Corp. ,
Revenue, 2021 B, GNMA Insured, 2.05%, 6/01/36 ......................... $ 615,000 $ 487,485
Revenue, 2021 B, GNMA Insured, 2.2%, 6/01/41 .......................... 1,965,000 1,448,095
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
a
City of New Orleans, Revenue, 144A, 2021, 4%, 11/01/46 ................... 1,900,000 1,642,519
East Ascension Parish Gravity Drainage District No. 1, Revenue, 2015, Refunding,
BAM Insured, 5%, 12/01/40 ........................................ 2,925,000 3,003,835
Entergy Louisiana LLC, Revenue, 2021 A, Refunding, 2%, 6/01/30 ............. 1,500,000 1,293,998
Entergy Louisiana LLC, Revenue, 20 21 B, Refunding, 2.5%, 4/01/36 ........... 3,000,000 2,391,164
Innovative Student Facilities, Inc., Revenue, 2016 A, AGMC Insured, 4%, 10/01/33 . 800,000 809,340
Innovative Student Facilities, Inc., Revenue, 2016 A, AGMC Insured, 4%, 10/01/34 . 620,000 626,561
a
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 4.25%, 12/01/50 ........................................ 8,000,000 5,974,847
a
Parish of Assumption, Revenue, 144A, 2021, 3.875%, 11/01/45 ............... 1,000,000 841,793
a
Parish of St. Bernard, Revenue, 144A, 2021, 4%, 11/01/45 ................... 1,225,000 1,065,946
a
Parish of St. Charles, Revenue, 144A, 2022, 4.5%, 11/01/47 ................. 2,000,000 1,858,693
a
Parish of St. Tammany LA GOMESA, Revenue, 144A, 2020, 3.875%, 11/01/45 .... 2,775,000 2,335,976
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4%, 10/01/43 ... 250,000 184,992
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.25%, 10/01/48 221,200 158,873
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.5%, 10/01/53 . 309,471 222,326
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 5%, 10/01/61 ... 249,529 189,096
Ragin Cajun Facilities, Inc., Revenue, 2017, Refunding, AGMC Insured, 5%,
10/01/39 ....................................................... 1,000,000 1,026,065
University of Louisiana at Lafayette, Revenue, 2018, AGMC Insured, 5%, 10/01/48 3,500,000 3,555,825
University of Louisiana System, Revenue, 2019, Refunding, AGMC Insured, 4%,
8/01/34 ........................................................ 1,000,000 1,018,941
University of Louisiana System Board of Supervisors, Revenue, 2021, Refunding,
AGMC Insured, 4%, 10/01/39 ....................................... 1,060,000 1,032,899
University of Louisiana System Board of Supervisors, Revenue, 2021, Refunding,
AGMC Insured, 4%, 10/01/41 ....................................... 500,000 486,895
University of Louisiana System Board of Supervisors, Revenue, 2021, Refunding,
AGMC Insured, 4%, 10/01/43 ....................................... 500,000 473,058
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/30 .................................................... 1,020,000 1,048,512
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/31 .................................................... 1,065,000 1,094,330
University o f Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/32 .................................................... 1,100,000 1,114,944
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/33 .................................................... 1,155,000 1,169,538
University of Louisiana System Board of Supervisors, Revenue, 2023 A, AGMC
Insured, 5%, 10/01/43 ............................................. 600,000 629,649
Woman's Hospital Foundation, Revenue, 2017 A, Refunding, 5%, 10/01/41 ...... 5,230,000 5,331,943
b
Louisiana Offshore Terminal Authority , Loop LLC , Revenue , 2007 A , Refunding , 4.15% ,
9/01/27 ......................................................... 1,500,000 1,518,487
Louisiana Public Facilities Authority ,
CHRISTUS Health Obligated Group, Revenue, 2018 E, 5%, 7/01/48 ........... 5,000,000 5,080,810
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2015 A, 5%, 7/01/35 .............................................. 4,965,000 5,013,389
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2015 A, Pre-Refunded, 5%, 7/01/35 .................................. 35,000 36,059
Loui siana Children's Medical Center Obligated Group, Revenue, 2015 A-1, 5%,
6/01/45 ........................................................ 10,000,000 10,211,544
Louisiana Children's Medical Center Obligated Group, Revenue, 2020 A, 4%, 6/01/50 5,000,000 4,473,578
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/46 .............................................. 6,500,000 6,569,384

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2017, 5%, 7/01/52 ................................................ $ 2,310,000 $ 2,328,264
Loyola University New Orleans, Revenue, 2021, Refunding, 4%, 10/01/37 ....... 2,020,000 1,973,763
Loyola University New Orleans, Revenue, 2021, Refunding, 4%, 10/01/39 ....... 3,460,000 3,308,496
Loyola University New Orleans, Revenue, 2021, Refunding, 4%, 10/01/41 ....... 2,850,000 2,676,109
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/34 ........................................................ 30,000 31,344
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/47 ........................................................ 20,000 20,896
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/42 5,695,000 5,785,179
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/46 6,305,000 6,381,911
a
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 2,000,000 1,836,923
Roman Catholic Church of the Archdiocese of New Orleans, Revenue, 2017,
Refunding, 5%, 7/01/37 ............................................ 3,750,000 3,187,500
Tulane University, Revenue, 2016 A, Refunding, 5%, 12/15/41 ................ 3,000,000 3,061,211
Tulane University, Revenue, 2017 A, 4%, 12/15/50 ......................... 1,940,000 1,759,421
Tulane University, Revenue, 2017 A, Pre-Refunded, 4%, 12/15/50 ............. 60,000 62,576
Louisiana Stadium & Exposition District , Revenue, Senior Lien , 2023 A , Refunding ,
5.25% , 7/01/53 ................................................... 1,750,000 1,877,444
Louisiana State University & Agricultural & Mechanical College , Auxiliary , Revenue ,
2016 A , Pre-Refunded , 5% , 7/01/40 .................................... 4,500,000 4,737,733
Natchitoches Parish School District No. 9 , GO , 2018 , AGMC Insured , 5% , 3/01/38 ...
1,440,000 1,542,973
New Orl eans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 A , 5% , 1/01/48 ........................................ 8,000,000 8,145,766
Parish of East Baton Rouge Capital Improvements District , MovEBR Sales Tax ,
Revenue , 2019 , 5% , 8/01/48 ......................................... 500,000 518,732
Parish of Terrebonne ,
Sales & Use Tax, Revenue, 2020 A, 4%, 3/01/35 .......................... 1,015,000 1,029,218
Sales & Use Tax, Revenue, 2020 A, 4%, 3/01/41 .......................... 2,660,000 2,604,157
Port New Orleans Board of Commissioners ,
Revenue, 2018 A, AGMC Insured, 5%, 4/01/48 ............................ 2,750,000 2,809,312
Revenue, 2020 D, 5%, 4/01/50 ........................................ 6,000,000 6,167,030
Rapides Parish Consolidated School District No. 62 , GO , 2022 , AGMC Insured , 5% ,
3/01/42 ......................................................... 1,100,000 1,184,407
Rapides Parish School District No. 11 Rigolette , GO , 2023 , AGMC Insured , 4% ,
3/01/41 ......................................................... 1,000,000 979,007
St. John the Baptist , Parish School District No. 1 , GO , 2023 , 5.25% , 3/01/43 .......
3,300,000 3,408,860
St. Tammany Parish Hospital Service District No. 1 , Revenue , 2018 A , Refunding , 5% ,
7/01/48 ......................................................... 5,500,000 5,576,480
State of Louisiana ,
GO, 2016 A, 5%, 9/01/35 ............................................ 2,575,000 2,706,631
GO, 2019 A, 5%, 3/01/37 ............................................ 3,000,000 3,254,874
Gasoline & Fuels Tax, Revenue, First Lien, 2015 A, Pre-Refunded, 5%, 5/01/41 ... 3,000,000 3,076,136
Gasoline & Fuels Tax, Revenue, Second Lien, 2017 C, Refunding, 5%, 5/01/40 ... 5,000,000 5,210,936
Gasoline & Fuels Tax, Revenue, Second Lien, 2017 C, Refunding, 5%, 5/01/45 ... 10,000,000 10,321,009
Tangipahoa Parish Hospital Service District No. 1 ,
Revenue, 2021, Refunding, 4%, 2/01/35 ................................. 2,250,000 2,250,853
Revenue, 2021, Refunding, 4%, 2/01/38 ................................. 2,000,000 1,895,779
Terrebonne Levee & Conservation District , Sales Tax , Revenue , 2020 B , Refunding ,
4% , 6/01/41 ...................................................... 1,000,000 970,196
West Feliciana Parish Parishwide Consolidated School District No. 1 , GO , 2020 , 4% ,
3/01/50 ......................................................... 3,000,000 2,696,080
250,341,815

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina 0.4%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. $ 600,000 $ 473,556
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 700,000 550,864
1,024,420
Texas 0.7%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 450,000 440,707
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 900,000 630,216
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,250,000 911,271
1,982,194
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 552,376
Wisconsin 1.4%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 800,000 617,825
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 1,225,000 966,935
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 1,800,000 1,800,000
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... 500,000 480,501
3,865,261
U.S. Territories 2.6%
Puerto Rico 2.6%
Puerto Rico Electric Power Authority ,
c,d
Revenue, 6%, 7/01/41 .............................................. 96,071 96,071
c,d
Revenue, 7.125%, 7/01/59 ........................................... 466,572 466,572
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 500,000 495,424
e
Revenue, WW, 5.25%, 7/01/33 ........................................ 855,000 215,888
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 585,911 580,052
Revenue, 2022 B, Zero Cpn ., 7/01/32 ................................... 380,763 246,992
Revenue, 2022 C, Zero Cpn ., 7/01/53 .................................. 651,329 421,733
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 3,500,000 3,312,304
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 1,196,000 1,162,607
6,997,643
Total U.S. Territories .................................................................... 6,997,643
Total Municipal Bonds (Cost $285,362,443) .....................................
266,058,386
Shares
Escrows and Litigation Trusts 0.0%
†
c,f
Puerto Rico Electric Power Authority, Escrow Account ........................ 43,434 34,747
Total Escrows and Litigation Trusts (Cost $–) ...................................
34,747
Total Long Term Investments (Cost $285,362,443) ...............................
266,093,133
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 199 .
Short Term Investments 1.4%
a a
Principal
Amount
a
Value
Municipal Bonds 1.4%
Louisiana 1.4%
g
State of Louisiana ,
Gasoline & Fuels Tax, Revenue, Second Lien, 2023 A-1, Refunding, LOC Toronto
Dominion Bank (The), Daily VRDN and Put, 3.2%, 5/01/43 ................. $ 3,300,000 $ 3,300,000
Gasoline & Fuels Tax, Revenue, Second Lien, 2023 A-2, Refunding, LOC Toronto
Dominion Bank (The), Daily VRDN and Put, 3.2%, 5/01/43 ................. 600,000 600,000
3,900,000
Total Municipal Bonds (Cost $3,900,000) .......................................
3,900,000
Total Short Term Investments (Cost $3,900,000 ) .................................
3,900,000
a
Total Investments (Cost $289,262,443) 99.5% ...................................
$269,993,133
Other Assets, less Liabilities 0.5% .............................................
1,164,126
Net Assets 100.0% ...........................................................
$271,157,259
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the aggregate value of these securities was $24,039,341, representing 8.9% of net assets.
b
A portion or all of the security purchased on a delayed delivery basis.
c
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
d
Security purchased on a when-issued basis.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Non-income producing.
g
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2023
Franklin Maryland Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.6%
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... $ 1,325,000 $ 1,047,480
Maryland 85.4%
City of Baltimore ,
Harbor Point Special Taxing District , Revenue , 2016 , Refunding , 5.125% , 6/01/43 . 3,000,000 2,949,396
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/46 ..................... 2,000,000 2,039,021
City of Gaithersburg , Asbury Maryland Obligated Group , Revenue , 2022 , 4.5% , 1/01/42
1,500,000 1,310,780
b
County of Anne Arundel , Glenview Housing LP , Revenue , 2009 , Mandatory Put , 5% ,
1/01/27 ......................................................... 1,800,000 1,802,424
County of Baltimore , GO , 2023 , 5% , 3/01/53 ...............................
6,000,000 6,542,555
a
County of Frederick , Urbana Community Development Authority , Special Tax , 144A,
2020 C , 4% , 7/01/50 ............................................... 3,995,000 3,443,050
County of Harford ,
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/31 ........................................................ 150,000 155,927
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/36 ........................................................ 750,000 760,638
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/40 ........................................................ 675,000 642,023
County of Prince George's , GO , 2018 A , 4% , 7/15/35 ........................
5,000,000 5,145,813
Howard County Housing Commission ,
Revenue , 2013 , 5% , 10/01/28 ........................................ 10,000,000 10,013,087
Revenue , 2016 , 4% , 6/01/46 ......................................... 2,000,000 1,800,689
Revenue , 2017 , 5% , 12/01/46 ........................................ 5,000,000 5,095,042
Maryland Community Development Administration ,
Housing , Revenue , 2019 D , 3% , 7/01/39 ................................ 1,500,000 1,257,763
Housing , Revenue , 2019 D , 3.2% , 7/01/44 ............................... 1,000,000 822,142
Maryland Community Development Administration Local Government Infrastructure ,
Revenue , 2017 A-1 , 4% , 6/01/47 ...................................... 2,300,000 2,227,590
Revenue , 2018 A-1 , 5% , 6/01/48 ...................................... 1,310,000 1,361,771
Revenue, Senior Lien , 2019 B-1 , 4% , 6/01/49 ............................. 3,000,000 2,877,809
Maryland Economic Development Corp. ,
Annapolis Parking System , Revenue, Senior Lien , 2022 A , 5.25% , 12/31/47 ...... 5,000,000 5,162,672
Frostburg State University Project , Revenue, Senior Lien , 2013 , Refunding , 5% ,
10/01/33 ....................................................... 5,000,000 4,961,378
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 4% , 7/01/40 . 1,000,000 911,371
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 5% , 7/01/50 . 1,250,000 1,242,672
Morgan View & Thurgood Marshall Student Housing , Revenue , 2022 A , 6% , 7/01/58 4,620,000 4,962,100
Purple Line Transit Partners LLC , Revenue , 2022 B , 5.25% , 6/30/47 ........... 5,000,000 5,120,275
Purple Line Transit Partners LLC , Revenue , 2022 B , 5.25% , 6/30/55 ........... 5,000,000 5,069,286
University of Maryland College Park , Revenue , 2016 , Refunding , AGMC Insured , 5% ,
6/01/35 ........................................................ 4,225,000 4,369,657
University of Maryland College Park , Revenue , 2016 , Refunding , AGMC Insured , 5% ,
6/01/43 ........................................................ 3,305,000 3,354,025
University Park Phase I & II at Salisbury University , Revenue , 2013 , Refunding , 5% ,
6/01/34 ........................................................ 2,040,000 2,012,176
University Village at Sheppard Pratt , Revenue , 2012 , Refunding , 5% , 7/01/27 ..... 1,500,000 1,500,329
University Village at Sheppard Pratt , Revenue , 2012 , Refunding , 5% , 7/01/33 ..... 2,495,000 2,493,433
West Village & Millennium Hall Student Housing at Towson University , Revenue,
Senior Lien , 2012 , 5% , 7/01/27 ...................................... 940,000 940,500
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group , Revenue , 2016 A , 5.5% , 1/01/46 ......... 9,750,000 9,846,998
Adventist Healthcare Obligated Group , Revenue , 2020 , Refunding , 4% , 1/01/38 ... 865,000 778,999
Adventist Healthcare Obligated Group , Revenue , 2021 B , 4% , 1/01/51 .......... 2,000,000 1,649,667

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, (continued)
Charlestown Community, Inc. , Revenue , 2016 A , Refunding , 5% , 1/01/45 ........ $ 4,170,000 $ 4,214,609
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/50 .. 1,715,000 1,527,166
Frederick Health, Inc. Obligated Group , Revenue , 2023 , Refunding , 5.25% , 7/01/53 1,500,000 1,569,061
Goucher College , Revenue , 2017 A , Refunding , 5% , 7/01/44 ................. 7,470,000 7,587,915
Johns Hopkins Medical Institutions Parking System , Revenue , 2001 , AMBAC
Insured , 5% , 7/01/27 .............................................. 655,000 659,402
Johns Hopkins Medical Institutions Parking System , Revenue , 2004 , AMBAC
Insured , 5% , 7/01/34 .............................................. 5,000,000 5,033,909
LifeBridge Health Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/47 ..... 4,000,000 4,049,838
LifeBridge Health Obligated Group , Revenue , 2017 , Refunding , 5% , 7/01/44 ..... 2,000,000 2,036,650
Loyola University Maryland, Inc. , Revenue , 2014 , Refunding , 5% , 10/01/45 ...... 2,250,000 2,255,842
Loyola University Maryland, Inc. , Revenue , 2019 A , Refunding , 5% , 10/01/49 ..... 2,000,000 2,065,145
Maryland Institute College of Art , Revenue , 2012 , 5% , 6/01/29 ................ 1,000,000 1,000,640
Maryland Institute College of Art , Revenue , 2016 , Refunding , 4% , 6/01/42 ....... 5,325,000 4,668,656
MedStar Health Obligated Group , Revenue , 1997 , AMBAC Insured , ETM, 5% ,
7/01/27 ........................................................ 5,935,000 6,161,362
MedStar Health Obligated Group , Revenue , 2013 A , 5% , 8/15/38 .............. 5,000,000 5,001,913
MedStar Health Obligated Group , Revenue , 2015 , Refunding , 5% , 8/15/38 ....... 2,100,000 2,119,903
MedStar Health Obligated Group , Revenue , 2017 A , 5% , 5/15/45 .............. 5,000,000 5,057,690
Meritus Medical Center Obligated Group , Revenue , 2015 , Refunding , 5% , 7/01/40 . 8,535,000 8,608,603
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/28 .......... 630,000 670,370
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/30 .......... 1,225,000 1,327,187
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/32 .......... 800,000 870,851
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/34 .......... 350,000 353,704
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/36 .......... 1,125,000 1,124,842
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/40 .......... 1,850,000 1,756,601
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/46 .......... 1,000,000 908,040
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/55 .......... 3,250,000 2,816,563
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/39 ............................................ 10,000,000 10,266,685
University of Maryland Medical System Obligated Group , Revenue , 2017 D , 4% ,
7/01/48 ........................................................ 5,000,000 4,576,057
Maryland Industrial Development Financing Authority ,
McDonogh School, Inc. , Revenue , 2019 , Refunding , 4% , 9/01/43 .............. 1,100,000 1,054,203
McDonogh School, Inc. , Revenue , 2019 , Refunding , 4% , 9/01/48 .............. 610,000 559,795
Maryland Stadium Authority ,
Baltimore City Public School Construction Financing Fund , Revenue , 2016 , Pre-
Refunded , 5% , 5/01/46 ............................................ 4,085,000 4,297,204
Baltimore City Public School Construction Financing Fund , Revenue , 2020 A , 5% ,
5/01/50 ........................................................ 11,225,000 12,292,617
Built to Learn , Revenue , 2021 , 4% , 6/01/35 .............................. 1,590,000 1,636,504
Built to Learn , Revenue , 2022 A , 4% , 6/01/47 ............................. 5,000,000 4,749,470
Maryland State Transportation Authority ,
Revenue , 2020 , 4% , 7/01/45 ......................................... 4,000,000 3,918,536
Revenue , 2021 A , Refunding , 5% , 7/01/46 ............................... 2,000,000 2,153,294
Montgomery County Housing Opportunities Commission , Revenue , 2023 C , 5.125% ,
1/01/53 ......................................................... 915,000 955,844
State of Maryland , GO , 2022 A , 5% , 6/01/37 ...............................
8,000,000 9,120,170
State of Maryland Department of Transportation ,
Maryland Aviation Administration , Revenue , 2021 B , 5% , 8/01/46 .............. 3,000,000 3,089,329
Maryland Aviation Administration , Revenue , 2021 B , 4% , 8/01/51 .............. 3,500,000 3,132,061
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/36 ............... 2,700,000 2,555,979
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/37 ............... 3,095,000 2,876,001

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
University System of Maryland , Revenue , 2021 A , Refunding , 4% , 4/01/51 ........
$ 5,260,000 $ 5,188,723
Washington Suburban Sanitary Commission ,
Revenue , 2023 , 4% , 6/01/49 ......................................... 9,500,000 9,330,604
Revenue, Second Series , 2016 , 4% , 6/01/43 ............................. 5,000,000 5,007,620
264,830,216
New Jersey 0.8%
New Jersey Transportation Trust Fund Authority , Revenue , 2022 BB , 4% , 6/15/39 ...
2,500,000 2,520,396
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 700,000 552,482
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 700,000 550,864
a
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , Zero Cpn., 6/01/52 1,350,000 853,086
1,956,432
Texas 0.7%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 550,000 538,642
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,000,000 700,240
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,300,000 947,722
2,186,604
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 552,376
Wisconsin 1.0%
a
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 800,000 617,825
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 , 5.25% , 12/01/23 .... 2,000,000 2,000,000
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 500,000 480,501
3,098,326
U.S. Territories 8.6%
District of Columbia 4.2%
Washington Metropolitan Area Transit Authority ,
Dedicated , Revenue , 2020 A , 5% , 7/15/45 ............................... 2,500,000 2,675,488
Dedicated , Revenue , 2021 A , 4% , 7/15/43 ............................... 1,750,000 1,745,480
Dedicated , Revenue , 2021 A , 5% , 7/15/46 ............................... 3,000,000 3,222,526
Dedicated , Revenue , 2023 A , 5% , 7/15/43 ............................... 2,500,000 2,759,742
Dedicated , Revenue , 2023 A , 4.125% , 7/15/47 ............................ 2,500,000 2,476,353
12,879,589
Puerto Rico 4.4%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.25% , 7/01/33 ................
1,805,000 1,793,633
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 2,550,000 2,502,446
Puerto Rico Electric Power Authority ,
c,d
Revenue , 6% , 7/01/41 .............................................. 222,188 222,188
c,d
Revenue , 7.125% , 7/01/59 ........................................... 1,079,067 1,079,067
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 2,000,000 1,981,697
e
Revenue , WW , 5.5% , 7/01/38 ......................................... 1,975,000 498,687
Puerto Rico Highway & Transportation Authority ,
Revenue , 2022 A , 5% , 7/01/62 ........................................ 94,046 93,105

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 199 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, (continued)
Revenue , 2022 B , Zero Cpn., 7/01/32 ................................... $ 61,117 $ 39,645
Revenue , 2022 C , Zero Cpn., 7/01/53 .................................. 104,547 67,694
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 3,600,000 3,406,941
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 1,900,000 1,846,952
13,532,055
Total U.S. Territories .................................................................... 26,411,644
Total Municipal Bonds (Cost $ 317,046,725 ) .....................................
302,603,474
Shares
Escrows and Litigation Trusts 0.0%
†
c ,f
Puerto Rico Electric Power Authority, Escrow Account ........................ 100,330 80,264
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
80,264
Total Long Term Investments (Cost $ 317,046,725 ) ...............................
302,683,738
a
a a a a
Short Term Investments 0.2%
Principal
Amount
Municipal Bonds 0.2%
Maryland 0.2%
g
Montgomery County Housing Opportunities Commission , Revenue , 2023 A , Refunding ,
FHA, FNMA Insured , LOC TD Bank NA , Daily VRDN and Put , 3.2% , 1/01/63 ..... 600,000 600,000
Total Municipal Bonds (Cost $ 600,000 ) .........................................
600,000
Total Short Term Investments (Cost $ 600,000 ) ..................................
600,000
a
Total Investments (Cost $ 317,646,725 ) 97 .8% ...................................
$303,283,738
Other Assets, less Liabilities 2 .2% .............................................
6,797,942
Net Assets 100.0% ...........................................................
$310,081,680
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the aggregate value of these securities was $11,194,762, representing 3.6% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
d
Security purchased on a when-issued basis.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Non-income producing.
g
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2023
Franklin Massachusetts Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 900,000 $ 883,332
Total Corporate Bonds (Cost $900,000) ........................................
883,332
Senior Floating Rate Interests 0.3%
Residential REITs 0.3%
a,b
Centennial Gardens LP , Delayed Draw Term Loan, 1 , 6.871% , ( 1-month SOFR +
1.55% ), 1/08/24 ................................................... 1,000,000 1,013,108
Total Senior Floating Rate Interests (Cost $1,000,000) ...........................
1,013,108
Municipal Bonds 97.0%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
1,200,000 982,216
Florida 0.7%
c
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 750,000 489,379
c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn ., 5/01/57 2,000,000 1,675,000
2,164,379
Illinois 0.9%
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/42 .
1,750,000 1,681,820
State of Illinois ,
GO, 2017 D, 5%, 11/01/27 ........................................... 140,000 148,339
GO, 2020 B, 5%, 10/01/29 ........................................... 1,000,000 1,084,744
2,914,903
Massachusetts 88.2%
Boston Water & Sewer Commission , Revenue, Senior Lien , 2014 A , Pre-Refunded ,
4% , 11/01/28 ..................................................... 4,400,000 4,439,658
City of Quincy , GO , 2014 , 4% , 6/01/32 ....................................
2,565,000 2,568,221
City of Worcester , GO , 2020 A , 3% , 2/01/42 ................................
1,685,000 1,361,820
Commonwealth of Massachusetts ,
GO, 2017 F, 5%, 11/01/46 ........................................... 5,000,000 5,159,984
GO, 2022 E, 5%, 11/01/52 ........................................... 3,000,000 3,223,853
GO, A, 5.25%, 4/01/42 .............................................. 5,000,000 5,235,036
Revenue, 2005, Refunding, AGMC, NATL Insured, 5.5%, 1/01/34 .............. 11,900,000 14,033,681
Transportation Fund, Revenue, 2016 B, 4%, 6/01/45 ....................... 5,000,000 4,898,528
Transportation Fund, Revenue, 2017 A, Refunding, 5%, 6/01/43 ............... 4,805,000 5,001,314
Transportation Fund, Revenue, 2018 A, 5%, 6/01/48 ....................... 5,000,000 5,191,356
Transportation Fund, Revenue, 2023 A, 5%, 6/01/53 ....................... 5,000,000 5,380,092
Massachusetts Bay Transportation Authority ,
Sales Tax, Revenue, A, 5%, 7/01/40 .................................... 5,000,000 5,078,887
Sales Tax, Revenue, A-1, Refunding, 5.25%, 7/01/30 ....................... 4,000,000 4,620,790
Sales Tax, Revenue, Senior Lien, B, Refunding, 5%, 7/01/33 ................. 2,500,000 2,564,413
Massachusetts Clean Water Trust (The) , Revenue , 1999 A , 5.75% , 8/01/29 ........
250,000 250,464
Massachusetts Development Finance Agency ,
Beth Israel Lahey Health Obligated Group, Revenue, 2015 F, Refunding, 5%, 8/15/32 2,975,000 3,028,423
Beth Israel Lahey Health Obligated Group, Revenue, 2015 F, Refunding, 5%, 8/15/34 5,000,000 5,082,879
Beth Israel Lahey Health Obligated Group, Revenue, 2016 I, Refunding, 5%, 7/01/34 1,500,000 1,546,040
d
Beth Israel Lahey Health Obligated Group, Revenue, 2023 M, 5%, 7/01/34 ....... 1,500,000 1,701,302
Boston Medical Center Corp. Obligated Group, Revenue, 2023 G, Refunding, 5.25%,
7/01/52 ........................................................ 2,500,000 2,609,704
Brandeis University, Revenue, 2019 S-1, Refunding, 5%, 10/01/39 ............. 2,660,000 2,834,735

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, (continued)
Broad Institute, Inc. (The), Revenue, 2017, Refunding, 4%, 4/01/41 ............ $ 5,000,000 $ 5,000,292
Dana-Farber Cancer Institute Obligated Group, Revenue, 2016 N, 5%, 12/01/46 .. 6,890,000 6,988,369
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2021 C, 4%,
11/01/46 ....................................................... 1,250,000 1,133,810
Loomis Obligated Group, Revenue, 2021, 4%, 1/01/41 ...................... 435,000 378,169
Loomis Obligated Group, Revenue, 2021, 4%, 1/01/51 ...................... 300,000 240,954
c
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/26 ........ 940,000 927,471
c
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/31 ........ 870,000 841,816
c
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/41 ........ 485,000 421,637
c
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/51 ........ 520,000 417,653
Mass General Brigham, Inc., Revenue, 2016 Q, Refunding, 5%, 7/01/34 ......... 5,000,000 5,203,578
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 5%, 7/01/33 ....... 1,880,000 2,009,627
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 4%, 7/01/41 ....... 7,500,000 7,347,938
Merrimack College, Revenue, 2021 B, 4%, 7/01/42 ........................ 475,000 426,899
Merrimack College, Revenue, 2021 B, 4%, 7/01/50 ........................ 3,650,000 3,088,859
Merrimack College, Revenue, 2022, 5%, 7/01/52 .......................... 1,000,000 990,091
c
National Senior Communities, Inc. Obligated Group, Revenue, 144A, 2018, 5%,
11/15/38 ....................................................... 3,000,000 3,049,306
c
National Senior Communities, Inc. Obligated Group, Revenue, 144A, 2018, 5.125%,
11/15/46 ....................................................... 5,000,000 5,076,277
Northeastern University, Revenue, 2014 A, 5%, 3/01/44 ..................... 5,000,000 5,002,441
Northeastern University, Revenue, 2022, Refunding, 5%, 10/01/44 ............. 2,375,000 2,581,459
President & Trustees of Williams College, Revenue, 2017 S, 4%, 7/01/46 ........ 5,000,000 4,911,034
President and Fellows of Harvard College, Revenue, 2016 A, Refunding, 5%, 7/15/33 5,000,000 5,242,262
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/34 . 735,000 686,640
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/39 . 750,000 654,016
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/41 . 500,000 427,355
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/48 . 1,750,000 1,407,380
Simmons University, Revenue, 2023 N, Refunding, 5%, 10/01/43 .............. 1,750,000 1,735,738
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 4%,
7/01/46 ........................................................ 3,000,000 2,704,049
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 5%,
7/01/50 ........................................................ 6,590,000 6,673,482
Springfield College, Revenue, 2021 B, Refunding, 4%, 6/01/50 ................ 2,695,000 2,200,710
Suffolk University, Revenue, 2021, 4%, 7/01/46 ........................... 2,000,000 1,732,466
Suffolk University, Revenue, 2021, 4%, 7/01/51 ........................... 5,000,000 4,182,995
Trustees of Boston College, Revenue, 2017 T, Refunding, 5%, 7/01/42 .......... 3,750,000 3,903,768
Trustees of Boston University, Revenue, BB-1, 4%, 10/01/46 ................. 5,000,000 4,955,838
Wellesley College, Revenue, 2018 L, Refunding, 4%, 7/01/44 ................. 6,160,000 6,162,668
Wheaton College, Revenue, 2021 I, 5%, 1/01/53 .......................... 3,000,000 2,959,914
Woods Hole Oceanographic Institution, Revenue, 2018, Refunding, 5%, 6/01/35 .. 1,200,000 1,286,485
Woods Hole Oceanographic Institution, Revenue, 2018, Refunding, 5%, 6/01/36 .. 1,000,000 1,065,421
Worcester Polytechnic Institute, Revenue, 2017, Refunding, 5%, 9/01/42 ........ 1,090,000 1,130,080
Worcester Polytechnic Institute, Revenue, 2019, 4%, 9/01/44 ................. 1,350,000 1,306,293
Massachusetts Educational Financing Authority ,
Revenue, 2017 B, Refunding, 4.25%, 7/01/46 ............................. 2,500,000 2,306,943
Revenue, 2021 C, 3%, 7/01/51 ........................................ 3,000,000 1,995,506
Revenue, 2023 C, 5%, 7/01/53 ........................................ 4,375,000 4,174,704
Massachusetts Health & Educational Facilities Authority , Trustees of Boston College ,
Revenue , M-2 , 5.5% , 6/01/35 ......................................... 8,600,000 10,426,291
Massachusetts Housing Finance Agency ,
Revenue, 2009 C, 5.125%, 12/01/39 ................................... 1,045,000 1,045,620
Revenue, 2009 C, 5.35%, 12/01/49 .................................... 2,770,000 2,770,667
Revenue, 2012 F, 3.15%, 12/01/32 ..................................... 105,000 99,492
Revenue, 2012 F, 3.45%, 12/01/37 ..................................... 45,000 41,036

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Housing Finance Agency, (continued)
Revenue, 214, GNMA Insured, 2.55%, 12/01/34 ........................... $ 1,000,000 $ 848,932
Revenue, 214, GNMA Insured, 2.8%, 12/01/39 ............................ 2,860,000 2,313,995
Revenue, A, 3.25%, 12/01/27 ......................................... 4,000,000 3,981,554
Revenue, A, 3.5%, 12/01/31 .......................................... 5,805,000 5,627,692
Massachusetts Port Authority , Revenue , 2021 B , Refunding , 5% , 7/01/39 .........
1,175,000 1,241,173
Massachusetts School Building Authority , Revenue, Senior Lien , 2016 C , Refunding ,
5% , 11/15/34 ..................................................... 5,000,000 5,234,347
Massachusetts Transportation Trust Fund , Metropolitan Highway System , Revenue ,
2019 B-1 , Refunding , 5% , 1/01/37 ..................................... 1,015,000 1,095,003
Massachusetts Water Resources Authority ,
Revenue, 2016 C, Pre-Refunded, 5%, 8/01/40 ............................ 5,000,000 5,291,284
Revenue, 2018 B, 5%, 8/01/43 ........................................ 4,000,000 4,191,640
Revenue, B, Refunding, AGMC Insured, 5.25%, 8/01/28 ..................... 5,490,000 6,133,029
Revenue, B, 5%, 8/01/40 ............................................ 1,140,000 1,190,027
Revenue, B, 5%, 8/01/42 ............................................ 3,145,000 3,269,143
Springfield Water & Sewer Commission , Revenue , 2017 C , 5% , 4/15/37 ..........
1,260,000 1,319,327
Town of Braintree , GO , Refunding , 5% , 5/15/27 .............................
2,000,000 2,158,416
Town of Natick , GO , 2018 , 4% , 7/15/35 ...................................
4,970,000 5,119,530
Town of Plymouth , GO , 2017 , 4% , 5/01/47 .................................
5,000,000 4,953,036
University of Massachusetts Building Authority ,
Revenue, 2022-1, 4%, 11/01/46 ....................................... 4,000,000 3,974,942
Revenue, Senior Lien, 1, Pre-Refunded, 5%, 11/01/44 ...................... 4,000,000 4,063,663
Revenue, Senior Lien, 2017-1, 5.25%, 11/01/42 ........................... 5,000,000 5,302,587
282,435,999
New Jersey 0.5%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2018 A, Refunding, 5%, 12/15/32 .............................. 1,000,000 1,081,691
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 500,000 375,838
1,457,529
New York 0.8%
Metropolitan Transportation Authority ,
Revenue, 2020 A-1, 4%, 11/15/40 ..................................... 750,000 724,469
Revenue, 2020 A-1, 4%, 11/15/53 ..................................... 1,900,000 1,697,800
2,422,269
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
c
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 800,000 631,408
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 800,000 629,559
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 749,676
2,010,643
Texas 0.6%
c
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,100,000 770,264
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 3% , 9/01/37 ................................. 300,000 237,841
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,400,000 1,020,624
2,028,729

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 199.
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington 0.2%
c
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ $ 800,000 $ 631,287
Wisconsin 1.1%
c
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 800,000 617,825
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 2,100,000 2,100,000
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... 1,000,000 961,002
3,678,827
U.S. Territories 3.1%
Puerto Rico 3.1%
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 250,000 245,338
Revenue, 2007 N, 5.25%, 7/01/34 ..................................... 5,000,000 5,015,581
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 253,926 251,387
Revenue, 2022 B, Zero Cpn ., 7/01/32 ................................... 165,017 107,043
Revenue, 2022 C, Zero Cpn ., 7/01/53 .................................. 282,277 182,773
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/31 .. 440,000 476,095
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/39 .. 200,000 181,841
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
3,660,000 3,557,812
10,017,870
Total U.S. Territories .................................................................... 10,017,870
Total Municipal Bonds (Cost $324,395,533) .....................................
310,744,651
Total Long Term Investments (Cost $326,295,533) ...............................
312,641,091
a
a a a a
Short Term Investments 1.6%
Municipal Bonds 1.6%
Massachusetts 1.6%
e
Massachusetts Health & Educational Facilities Authority , President and Fellows of
Harvard College , Revenue , R , Daily VRDN and Put , 2.25% , 11/01/49 ........... 5,125,000 5,125,000
Total Municipal Bonds (Cost $5,125,000) .......................................
5,125,000
Total Short Term Investments (Cost $5,125,000 ) .................................
5,125,000
a
Total Investments (Cost $331,420,533) 99.2% ...................................
$317,766,091
Other Assets, less Liabilities 0.8% .............................................
2,489,940
Net Assets 100.0% ...........................................................
$320,256,031

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the aggregate value of these securities was $20,380,625, representing 6.4% of net assets.
d
Security purchased on a when-issued basis.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2023
Franklin Michigan Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,800,000 $ 1,766,665
Total Corporate Bonds (Cost $ 1,800,000 ) .......................................
1,766,665
Municipal Bonds 98.8%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
2,650,000 2,169,060
Florida 1.2%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 5,256,000 4,307,338
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 900,000 587,254
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 4,100,000 3,433,750
8,328,342
Illinois 0.6%
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 6/15/52 ..
2,500,000 2,247,635
State of Illinois , GO , 2021 B , 4% , 12/01/39 ................................
1,860,000 1,797,976
4,045,611
Kentucky 0.8%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 8,625,000 5,681,811
Michigan 87.3%
Bangor Township School District , GO , 2023 , 5% , 5/01/53 ......................
2,000,000 2,098,117
Battle Creek School District , GO , 2022 , 4% , 5/01/45 .........................
3,000,000 2,948,343
Belding Area Schools , GO , 2022 , 4.25% , 5/01/52 ...........................
7,330,000 7,202,185
Byron Center Public Schools ,
GO , 2017 I , 5% , 5/01/34 ............................................. 1,000,000 1,066,771
GO , 2017 I , 5% , 5/01/35 ............................................. 1,920,000 2,040,079
GO , 2017 I , 5% , 5/01/36 ............................................. 650,000 688,062
GO , 2017 I , 5% , 5/01/37 ............................................. 1,480,000 1,555,132
GO , 2017 I , 5% , 5/01/38 ............................................. 1,330,000 1,386,690
GO , 2017 I , 5% , 5/01/47 ............................................. 6,730,000 6,860,436
Caledonia Community Schools , GO , 2023 I , 5% , 5/01/53 ......................
2,000,000 2,129,901
Central Michigan University ,
Revenue , 2014 , Refunding , 5% , 10/01/34 ................................ 1,600,000 1,612,465
Revenue , 2014 , Refunding , 5% , 10/01/39 ................................ 2,000,000 2,005,577
Revenue , 2021 , Refunding , 3% , 10/01/46 ................................ 1,325,000 997,519
Charter Township of Bloomfield , GO , 2016 , Refunding , 5% , 5/01/32 ..............
1,000,000 1,046,369
City of Battle Creek , Water & Wastewater System , Revenue , 2016 A , 5% , 6/01/36 ...
1,300,000 1,355,747
City of Detroit ,
Great Lakes Water Authority Water Supply System , Revenue, Second Lien , 2003 B ,
NATL Insured , 5% , 7/01/34 ......................................... 25,000 25,036
Great Lakes Water Authority Water Supply System , Revenue, Senior Lien , 06 A ,
AGMC Insured , 5% , 7/01/34 ........................................ 30,000 30,045
City of Grand Rapids ,
Sanitary Sewer System , Revenue , 2014 , Pre-Refunded , 5% , 1/01/39 ........... 80,000 80,102
Sanitary Sewer System , Revenue , 2018 , 5% , 1/01/37 ....................... 1,040,000 1,104,021
Sanitary Sewer System , Revenue , 2018 , 5% , 1/01/43 ....................... 1,000,000 1,038,161
Sanitary Sewer System , Revenue , 2020 , Refunding , 5% , 1/01/45 .............. 2,000,000 2,123,580
Water Supply System , Revenue , 2016 , Refunding , 5% , 1/01/41 ............... 2,190,000 2,225,532

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
City of Grand Rapids, (continued)
Water Supply System , Revenue , 2016 , Refunding , 5% , 1/01/46 ............... $ 2,525,000 $ 2,558,447
Water Supply System , Revenue , 2018 , Refunding , 5% , 1/01/43 ............... 1,500,000 1,557,241
Water Supply System , Revenue , 2018 , Refunding , 5% , 1/01/48 ............... 2,000,000 2,065,679
Water Supply System , Revenue , 2020 , 5% , 1/01/40 ........................ 2,400,000 2,584,472
Water Supply System , Revenue , 2020 , 5% , 1/01/50 ........................ 3,000,000 3,169,435
City of Lansing ,
GO , 2023 , AGMC Insured , 4.25% , 6/01/53 ............................... 2,225,000 2,119,976
GO , 2023 B , Refunding , AGMC Insured , 5% , 6/01/48 ....................... 9,980,000 10,576,227
Comstock Public Schools , GO , 2022 I , 4% , 5/01/52 ..........................
3,000,000 2,826,157
County of Kent ,
GO , 2016 , 5% , 6/01/32 ............................................. 1,305,000 1,365,749
GO , 2016 , 5% , 6/01/33 ............................................. 1,275,000 1,333,416
County of Muskegon ,
GO , 2015 , Refunding , 5% , 11/01/33 .................................... 1,360,000 1,401,692
GO , 2015 , Refunding , 5% , 11/01/36 .................................... 1,735,000 1,784,621
Detroit City School District , GO , 2001 A , AGMC Insured , 6% , 5/01/29 ............
8,400,000 9,239,026
DeWitt Public Schools ,
GO , 2017 , 5% , 5/01/30 ............................................. 500,000 536,977
GO , 2017 , 5% , 5/01/33 ............................................. 815,000 873,505
GO , 2017 , 5% , 5/01/34 ............................................. 1,000,000 1,071,136
GO , 2017 , 5% , 5/01/35 ............................................. 1,000,000 1,067,891
GO , 2017 , 5% , 5/01/36 ............................................. 1,000,000 1,064,550
Downriver Utility Wastewater Authority ,
Revenue , 2018 , Refunding , AGMC Insured , 5% , 4/01/34 .................... 510,000 543,768
Revenue , 2018 , Refunding , AGMC Insured , 5% , 4/01/36 .................... 1,600,000 1,685,661
Revenue , 2018 , Refunding , AGMC Insured , 5% , 4/01/38 .................... 1,500,000 1,557,699
Revenue , 2018 , Refunding , AGMC Insured , 5% , 4/01/43 .................... 3,000,000 3,094,281
East Lansing School District ,
GO , 2017 I , 5% , 5/01/35 ............................................. 1,500,000 1,592,313
GO , 2017 I , 5% , 5/01/37 ............................................. 1,100,000 1,155,118
GO , 2017 I , 5% , 5/01/42 ............................................. 3,500,000 3,645,388
Farmington Public School District ,
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/27 ......................... 1,000,000 1,025,181
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/28 ......................... 2,000,000 2,049,806
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/32 ......................... 4,035,000 4,127,636
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/33 ......................... 2,900,000 2,966,176
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/34 ......................... 3,000,000 3,069,706
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/35 ......................... 1,000,000 1,022,819
GO , 2018 , BAM Insured , 4.5% , 5/01/38 ................................. 7,225,000 7,412,575
Flat Rock Community School District , GO , 2022 I , 4.5% , 5/01/52 ................
2,100,000 2,016,179
Gerald R Ford International Airport Authority , Revenue , 2021 , 5% , 1/01/46 .........
2,000,000 2,085,653
Grand Traverse County Hospital Finance Authority ,
Munson Healthcare Obligated Group , Revenue , 2014 A , 5% , 7/01/44 ........... 2,000,000 2,005,590
Munson Healthcare Obligated Group , Revenue , 2014 A , 5% , 7/01/47 ........... 2,500,000 2,506,614
Munson Healthcare Obligated Group , Revenue , 2019 A , 5% , 7/01/44 ........... 1,110,000 1,133,648
Munson Healthcare Obligated Group , Revenue , 2019 B , 5% , 7/01/39 ........... 1,625,000 1,683,473
Munson Healthcare Obligated Group , Revenue , 2021 , Refunding , 3% , 7/01/51 .... 10,000,000 6,907,534
Grand Valley State University ,
Revenue , 2018 , 5% , 12/01/38 ........................................ 900,000 931,536
Revenue , 2018 , 5% , 12/01/43 ........................................ 1,800,000 1,841,836
Grandville Public Schools ,
GO , II , AGMC Insured , 5% , 5/01/29 .................................... 750,000 768,468
GO , II , AGMC Insured , 5% , 5/01/30 .................................... 1,000,000 1,023,235

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Grandville Public Schools, (continued)
GO , II , AGMC Insured , 5% , 5/01/31 .................................... $ 1,150,000 $ 1,176,721
GO , II , AGMC Insured , 5% , 5/01/32 .................................... 1,165,000 1,191,908
GO , II , AGMC Insured , 5% , 5/01/34 .................................... 1,315,000 1,345,737
GO , II , AGMC Insured , 5% , 5/01/35 .................................... 1,225,000 1,252,614
GO , II , AGMC Insured , 5% , 5/01/37 .................................... 2,915,000 2,971,031
GO , II , AGMC Insured , 5% , 5/01/40 .................................... 6,215,000 6,316,482
Great Lakes Water Authority ,
Sewage Disposal System , Revenue, Second Lien , 2022 B , 5.5% , 7/01/52 ....... 1,500,000 1,610,122
Water Supply System , Revenue, Second Lien , 2022 B , 5.5% , 7/01/52 .......... 5,000,000 5,367,075
Gull Lake Community School District ,
GO , 2018 I , 5% , 5/01/45 ............................................. 4,000,000 4,158,147
GO , 2018 I , 5% , 5/01/48 ............................................. 1,000,000 1,034,789
Holly Area School District , GO , 2014 , Refunding , 5% , 5/01/30 ..................
1,045,000 1,050,774
Hudsonville Public Schools ,
GO , 2017 , Refunding , 5% , 5/01/39 ..................................... 1,000,000 1,041,613
GO , 2017 , Refunding , 5% , 5/01/41 ..................................... 2,500,000 2,619,686
Kent Hospital Finance Authority , Mary Free Bed Rehabilitation Hospital Obligated
Group , Revenue , 2021 A , 3% , 4/01/51 .................................. 6,010,000 4,163,794
Kentwood Economic Development Corp. ,
Holland Home Obligated Group , Revenue , 2021 , 4% , 11/15/45 ................ 1,655,000 1,188,514
Holland Home Obligated Group , Revenue , 2022 , Refunding , 4% , 11/15/31 ....... 1,940,000 1,749,976
Holland Home Obligated Group , Revenue , 2022 , Refunding , 4% , 11/15/43 ....... 8,820,000 6,501,732
Kentwood Public Schools , GO , 2016 , 5% , 5/01/44 ...........................
2,920,000 2,988,505
Lansing Community College , GO , 2017 , Refunding , 5% , 5/01/32 ................
2,000,000 2,160,544
Lansing School District ,
GO , 2016 I , 5% , 5/01/39 ............................................. 2,125,000 2,178,293
GO , 2016 I , 5% , 5/01/40 ............................................. 2,200,000 2,255,173
Ludington Area School District , GO , 2022 II , BAM Insured , 4% , 5/01/51 ...........
7,820,000 7,391,676
Macomb Interceptor Drain Drainage District , Special Assessment , 2017 A , Refunding ,
5% , 5/01/42 ...................................................... 4,000,000 4,147,980
Melvindale Northern Allen Park Public Schools , GO , 2022 , AGMC Insured ,
4.375% , 5/01/47 ................................................... 1,500,000 1,498,775
Meridian Public School District , GO , 2015 , Refunding , 5% , 5/01/31 ..............
1,130,000 1,154,689
Michigan Finance Authority ,
Albion College , Revenue , 2022 , Refunding , 5% , 12/01/36 .................... 3,270,000 3,140,813
Albion College , Revenue , 2022 , Refunding , 4% , 12/01/46 .................... 5,365,000 3,974,211
Albion College , Revenue , 2022 , Refunding , 4% , 12/01/51 .................... 3,415,000 2,415,095
Bronson Health Care Group Obligated Group , Revenue , 2019 A , Refunding , 5% ,
5/15/54 ........................................................ 11,000,000 11,126,267
Calvin University Obligated Group , Revenue , 2021 , Refunding , 3% , 9/01/50 ...... 895,000 602,886
Calvin University Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/50 ...... 2,600,000 2,225,983
Clean Water Revolving Fund , Revenue , 2016 B , Refunding , 4% , 10/01/30 ....... 2,750,000 2,818,994
Clean Water Revolving Fund , Revenue , 2018 B , Refunding , 5% , 10/01/38 ....... 8,055,000 8,593,838
Corewell Health Obligated Group , Revenue , 2016 A , 5% , 11/01/44 ............. 12,000,000 12,072,791
County of Wayne , Revenue, Second Lien , 2020 , Refunding , BAM Insured , 4% ,
11/01/55 ....................................................... 4,000,000 3,660,279
Henry Ford Health System Obligated Group , Revenue , 2016 , Refunding , 5% ,
11/15/41 ....................................................... 19,015,000 19,180,795
Henry Ford Health System Obligated Group , Revenue , 2019 A , 5% , 11/15/48 ..... 10,000,000 10,174,444
Kalamazoo College , Revenue , 2018 , Refunding , 4% , 12/01/47 ................ 2,610,000 2,330,435
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/35 ................. 400,000 395,971
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/36 ................. 565,000 558,879
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/37 ................. 640,000 620,357
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/38 ................. 675,000 637,273

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority, (continued)
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/39 ................. $ 645,000 $ 604,733
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/45 ................. 3,780,000 3,394,206
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/50 ................. 3,000,000 2,599,237
Lawrence Technological University Obligated Group , Revenue , 2022 , Refunding , 4% ,
2/01/42 ........................................................ 745,000 605,628
Michigan Finance Authority Clean Water Revolving Fund , Revenue , 2018 B ,
Refunding , 5% , 10/01/39 ........................................... 6,000,000 6,380,743
Tobacco Settlement , Revenue, Senior Lien , 2020 A-2 , Refunding , 5% , 6/01/40 .... 1,000,000 1,038,580
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/49 ... 17,170,000 15,402,285
Tobacco Settlement , Revenue, Senior Lien , 2020 B-1 , 2 , Refunding , 5% , 6/01/49 .. 1,560,000 1,590,401
Trinity Health Corp. Obligated Group , Revenue , 2016 MI , 5% , 12/01/45 ......... 7,710,000 7,817,350
Trinity Health Corp. Obligated Group , Revenue , 2016 MI , Pre-Refunded , 5% ,
12/01/45 ....................................................... 290,000 304,747
University of Detroit Mercy Obligated Group , Revenue , 2023 , Refunding , 5.5% ,
11/01/48 ....................................................... 2,000,000 2,022,852
University of Detroit Mercy Obligated Group , Revenue , 2023 , Refunding , 5.625% ,
11/01/52 ....................................................... 2,280,000 2,316,089
Michigan State Building Authority ,
Revenue , 2016 I , Refunding , 5% , 4/15/41 ................................ 13,000,000 13,316,081
Revenue , 2016 I , Refunding , 5% , 10/15/46 ............................... 9,910,000 10,119,134
Revenue , 2016 I , Refunding , 5% , 10/15/51 ............................... 1,000,000 1,020,250
Revenue , 2019 I , Refunding , 4% , 4/15/54 ................................ 2,000,000 1,909,081
Revenue , 2021 I , 3% , 10/15/51 ....................................... 1,500,000 1,086,227
Revenue , 2022 I , 4% , 10/15/52 ....................................... 4,250,000 4,126,457
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group , Revenue , 1999 B-3 , 4% , 11/15/33 ............. 5,370,000 5,461,552
Ascension Health Credit Group , Revenue , 2010 F-7 , Refunding , 5% , 11/15/47 .... 10,000,000 10,169,191
Ascension Health Credit Group , Revenue , 2010 F-8 , Refunding , 5% , 11/15/46 .... 5,000,000 5,085,758
Michigan State Housing Development Authority ,
Revenue , 2019 B , 3.1% , 12/01/44 ..................................... 15,000,000 11,623,623
Revenue , 2020 A , 2.8% , 12/01/45 ..................................... 4,350,000 3,222,820
Revenue , 2020 A , 2.85% , 6/01/50 ..................................... 5,150,000 3,697,574
Revenue , 2021 A , 2.5% , 6/01/52 ...................................... 3,000,000 1,932,637
Revenue , 2021 A , 2.7% , 10/01/56 ..................................... 5,000,000 3,208,243
Revenue , 2021 A , 2.73% , 10/01/59 .................................... 5,000,000 3,106,047
Revenue , 2022 A , 4.1% , 6/01/43 ...................................... 5,000,000 4,809,112
Michigan State University , Revenue , 2015 A , 5% , 8/15/40 .....................
8,500,000 8,660,619
Michigan Strategic Fund ,
State of Michigan Department of Transportation , Revenue , 2018 , 5% , 6/30/33 .... 2,200,000 2,299,464
State of Michigan Department of Transportation , Revenue , 2018 , 5% , 6/30/48 .... 7,000,000 7,056,107
Michigan Technological University ,
Revenue , 2015 A , 5% , 10/01/45 ....................................... 2,400,000 2,433,365
Revenue , 2023 A , AGMC Insured , 5% , 10/01/47 ........................... 3,000,000 3,134,832
Revenue , 2023 A , AGMC Insured , 5.25% , 10/01/52 ........................ 1,675,000 1,765,636
Revenue , 2023 C , AGMC Insured , 5.25% , 10/01/53 ........................ 2,000,000 2,144,826
Oakland University ,
Revenue , 2014 , Refunding , 5% , 3/01/34 ................................. 1,000,000 1,002,307
Revenue , 2014 , Refunding , 5% , 3/01/39 ................................. 3,000,000 3,002,045
Revenue , 2016 , 5% , 3/01/41 ......................................... 5,000,000 5,097,742
Revenue , 2019 , 5% , 3/01/50 ......................................... 2,230,000 2,276,469
Plainwell Community Schools , GO , 2022 II , 4% , 5/01/52 ......................
7,000,000 6,518,796
Rochester Community School District , GO , 2016 I , 5% , 5/01/36 .................
2,800,000 2,907,449
Roseville Community Schools ,
GO , 2014 , Pre-Refunded , 5% , 5/01/30 .................................. 1,620,000 1,663,370

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Roseville Community Schools, (continued)
GO , 2014 , Pre-Refunded , 5% , 5/01/31 .................................. $ 1,585,000 $ 1,627,433
Saginaw Valley State University ,
Revenue , 2016 A , Refunding , 5% , 7/01/31 ............................... 2,170,000 2,252,731
Revenue , 2016 A , Refunding , 5% , 7/01/33 ............................... 1,240,000 1,282,803
Saline Area Schools ,
GO , 2016 , 5% , 5/01/34 ............................................. 2,750,000 2,865,900
GO , 2016 , 5% , 5/01/36 ............................................. 2,950,000 3,070,847
South Haven Public Schools ,
GO , 2015 B , AGMC Insured , 5% , 5/01/33 ................................ 350,000 358,035
GO , 2015 B , AGMC Insured , 5% , 5/01/35 ................................ 1,575,000 1,610,941
Sparta Area Schools , GO , 2019 II , 5% , 5/01/48 .............................
5,750,000 6,068,580
State of Michigan , Trunk Line , Revenue , 2023 , 5.25% , 11/15/49 ................
2,000,000 2,213,232
Trenton Public Schools School District ,
GO , 2018 , 5% , 5/01/42 ............................................. 4,920,000 5,165,405
GO , 2018 , 5% , 5/01/45 ............................................. 11,480,000 11,985,760
Universal Academy ,
Revenue , 2021 , Refunding , 2% , 12/01/26 ................................ 405,000 377,168
Revenue , 2021 , Refunding , 4% , 12/01/31 ................................ 500,000 472,435
Revenue , 2021 , Refunding , 4% , 12/01/40 ................................ 1,100,000 944,438
University of Michigan ,
Revenue , 2015 , Pre-Refunded , 5% , 4/01/46 .............................. 2,000,000 2,096,044
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/37 ............................ 2,700,000 2,903,959
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/42 ............................ 5,635,000 6,060,671
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/47 ............................ 5,000,000 5,377,702
Walled Lake Consolidated School District ,
GO , 2020 , 5% , 5/01/45 ............................................. 2,500,000 2,651,372
GO , 2022 , 5% , 5/01/49 ............................................. 1,500,000 1,589,730
Wayne County Airport Authority ,
Detroit Metropolitan Wayne County Airport , Revenue , 2018 A , 5% , 12/01/43 ...... 7,750,000 8,056,610
Detroit Metropolitan Wayne County Airport , Revenue , 2021 A , 5% , 12/01/40 ...... 3,330,000 3,633,194
Detroit Metropolitan Wayne County Airport , Revenue , 2021 A , 5% , 12/01/46 ...... 4,670,000 4,975,401
Detroit Metropolitan Wayne County Airport , Revenue , 2021 B , 5% , 12/01/39 ...... 1,675,000 1,759,803
Wayne State University ,
Revenue , 2015 A , Refunding , 5% , 11/15/31 .............................. 1,860,000 1,880,824
Revenue , 2018 A , 5% , 11/15/43 ....................................... 4,500,000 4,662,585
Revenue , 2018 A , 4% , 11/15/48 ....................................... 10,000,000 9,472,864
Wayne-Westland Community Schools ,
GO , 2022 , 3% , 11/01/44 ............................................. 2,830,000 2,129,269
GO , 2022 , 3% , 11/01/46 ............................................. 1,475,000 1,079,764
Western Michigan University ,
Revenue , 2015 A , Refunding , 5% , 11/15/28 .............................. 1,635,000 1,669,975
Revenue , 2015 A , Refunding , 5% , 11/15/29 .............................. 2,000,000 2,039,945
Revenue , 2015 A , Refunding , 5% , 11/15/30 .............................. 2,500,000 2,548,868
Revenue , 2015 A , Refunding , 5% , 11/15/40 .............................. 1,560,000 1,576,649
Revenue , 2015 A , Refunding , 5% , 11/15/45 .............................. 2,000,000 2,018,546
Revenue , 2019 A , Refunding , 5% , 11/15/44 .............................. 2,315,000 2,411,046
Revenue , 2021 A , AGMC Insured , 5% , 11/15/51 ........................... 2,785,000 2,920,554
Western School District , GO , 2022 , 5.25% , 5/01/52 ..........................
2,000,000 2,165,455
Zeeland Public Schools ,
GO , 2015 A , AGMC Insured , 5% , 5/01/31 ................................ 1,530,000 1,564,065
GO , 2015 A , AGMC Insured , 5% , 5/01/33 ................................ 2,000,000 2,043,144

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Zeeland Public Schools, (continued)
GO , 2015 A , Pre-Refunded , AGMC Insured , 5% , 5/01/35 .................... $ 2,000,000 $ 2,053,543
599,284,576
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority ,
Revenue , 2019 BB , 4% , 6/15/50 ....................................... 500,000 464,425
Revenue , 2020 AA , 3% , 6/15/50 ....................................... 600,000 451,006
915,431
New York 1.2%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/48 ..........
9,300,000 8,459,555
South Carolina 1.1%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,800,000 1,420,668
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,800,000 1,416,508
b
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , Zero Cpn., 6/01/52 6,200,000 3,917,876
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 749,676
7,504,728
Texas 0.7%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,400,000 1,680,575
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/39 325,000 247,707
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/40 300,000 224,445
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/47 550,000 369,896
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,500,000 2,551,561
5,074,184
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,800,000 1,420,396
Wisconsin 0.9%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,800,000 1,390,106
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 , 5.25% , 12/01/23 .... 4,600,000 4,600,000
5,990,106
U.S. Territories 4.4%
Guam 0.3%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,750,000 1,760,845
Puerto Rico 4.1%
HTA HRRB Custodial Trust ,
Revenue , 2007 CC , 5.25% , 7/01/32 .................................... 2,100,000 2,092,224
Revenue , 2007 CC , 5.25% , 7/01/36 .................................... 1,515,000 1,521,024
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 3,900,000 3,827,270
Revenue , 2007 N , 5.25% , 7/01/34 ..................................... 7,420,000 7,443,122
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 500,000 501,988
Puerto Rico Highway & Transportation Authority ,
Revenue , 2022 A , 5% , 7/01/62 ........................................ 95,927 94,968

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 199 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, (continued)
Revenue , 2022 B , Zero Cpn., 7/01/32 ................................... $ 62,340 $ 40,438
Revenue , 2022 C , Zero Cpn., 7/01/53 .................................. 106,638 69,048
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
12,900,000 12,539,829
28,129,911
Total U.S. Territories .................................................................... 29,890,756
Total Municipal Bonds (Cost $ 718,641,564 ) .....................................
678,764,556
Total Long Term Investments (Cost $ 720,441,564 ) ...............................
680,531,221
a
a a a a
a
Total Investments (Cost $ 720,441,564 ) 99 .1% ...................................
$680,531,221
Other Assets, less Liabilities 0 .9% .............................................
6,283,529
Net Assets 100.0% ...........................................................
$686,814,750
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the aggregate value of these securities was $27,433,673, representing 4.0% of net assets.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2023
Franklin Minnesota Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.3%
Florida 0.9%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. $ 6,192,000 $ 5,074,398
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 2,100,000 1,370,260
6,444,658
Minnesota 96.0%
Alexandria Independent School District No. 206 , GO , 2017 A , Refunding , 3% , 2/01/37
29,905,000 27,346,615
Anoka-Hennepin Independent School District No. 11 ,
GO , 2018 A , 3.25% , 2/01/37 .......................................... 5,355,000 5,122,256
GO , 2018 A , 4% , 2/01/39 ............................................ 8,905,000 9,040,395
GO , 2018 A , 3.375% , 2/01/43 ......................................... 4,020,000 3,597,395
Becker Independent School District No. 726 ,
GO , 2022 A , Zero Cpn., 2/01/41 ....................................... 1,000,000 433,521
GO , 2022 A , Zero Cpn., 2/01/42 ....................................... 1,000,000 407,760
GO , 2022 A , Zero Cpn., 2/01/43 ....................................... 1,700,000 655,694
Blooming Prairie Independent School District No. 756 , GO , 2022 A , Refunding , 2.25% ,
2/01/45 ......................................................... 1,500,000 1,027,197
Brainerd Independent School District No. 181 ,
GO , 2018 A , 4% , 2/01/32 ............................................ 3,065,000 3,161,198
GO , 2018 A , 4% , 2/01/39 ............................................ 10,600,000 10,675,875
GO , 2018 A , 4% , 2/01/43 ............................................ 1,900,000 1,901,738
Centennial Independent School District No. 12 ,
GO , 2015 A , Refunding , Zero Cpn., 2/01/32 .............................. 1,450,000 1,062,704
GO , 2015 A , Refunding , Zero Cpn., 2/01/34 .............................. 1,600,000 1,074,342
GO , 2015 A , Refunding , Zero Cpn., 2/01/35 .............................. 350,000 225,068
City of Center City , Hazelden Betty Ford Foundation , Revenue , 2019 , Refunding , 4% ,
11/01/41 ........................................................ 1,000,000 871,803
City of Coon Rapids , Mississippi View Housing Partners LP , Revenue , 2023 , FNMA
Insured , 5.6% , 12/01/39 ............................................. 3,750,000 3,901,709
City of Corcoran , GO , 2023 A , BAM Insured , 4% , 2/01/53 .....................
3,605,000 3,450,426
City of Elk River , Electric , Revenue , 2021 B , 2.25% , 8/01/47 ...................
1,475,000 931,482
City of Fridley ,
GO , 2022 A , 4% , 2/01/36 ............................................ 350,000 357,150
GO , 2022 A , 4% , 2/01/37 ............................................ 735,000 749,093
GO , 2022 A , 4% , 2/01/38 ............................................ 800,000 813,058
Fridley Leased Housing Associates I LLLP , Revenue , 2018 , FNMA Insured , 3.75% ,
11/01/34 ....................................................... 9,395,610 9,253,116
a
Roers Fridley Apartments Owner II LLC , Revenue , 144A, 2023 A , 5.75% , 6/01/41 .. 16,000,000 14,962,602
City of Minneapolis ,
GO , 2018 , 4% , 12/01/43 ............................................. 2,000,000 1,990,407
GO , 2018 , 4% , 12/01/46 ............................................. 3,500,000 3,466,436
GO , 2019 , 3% , 12/01/40 ............................................. 2,000,000 1,692,646
14th and Central LLLP , Revenue , 2020 , FNMA Insured , 2.35% , 2/01/38 ......... 7,457,830 5,606,271
Allina Health Obligated Group , Revenue , 2021 , 4% , 11/15/40 ................. 6,750,000 6,609,049
Fairview Health Services Obligated Group , Revenue , 2015 A , Refunding , 5% ,
11/15/44 ....................................................... 1,325,000 1,332,381
Fairview Health Services Obligated Group , Revenue , 2015 A , Refunding , AGMC
Insured , 5% , 11/15/44 ............................................. 10,000,000 10,098,685
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , 5% ,
11/15/49 ....................................................... 4,535,000 4,579,654
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , AGMC
Insured , 5% , 11/15/49 ............................................. 6,000,000 6,141,575

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
b
City of Mounds View , Sherman Forbes Housing Partners LP , Revenue , 2023 A ,
Mandatory Put , 4.05% , 11/01/24 ....................................... $ 1,000,000 $ 999,578
City of Rochester ,
Electric Utility , Revenue , 2017 A , Refunding , 5% , 12/01/42 ................... 1,395,000 1,436,498
Electric Utility , Revenue , 2017 A , Refunding , 5% , 12/01/47 ................... 9,815,000 10,048,509
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/33 .................... 9,425,000 10,997,977
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/34 .................... 5,235,000 6,138,021
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/36 .................... 8,400,000 9,835,220
Mayo Clinic , Revenue , 2018 , 4% , 11/15/48 ............................... 6,000,000 5,754,344
Mayo Clinic , Revenue , 2022 , Refunding , 3.25% , 11/15/41 ................... 4,000,000 3,390,264
Mayo Clinic , Revenue , 2022 , Refunding , 5% , 11/15/57 ...................... 2,000,000 2,158,780
City of St. Cloud ,
CentraCare Health System Obligated Group , Revenue , 2016 A , Refunding , 4% ,
5/01/37 ........................................................ 12,310,000 12,265,937
CentraCare Health System Obligated Group , Revenue , 2016 A , Refunding , 5% ,
5/01/46 ........................................................ 4,650,000 4,692,732
CentraCare Health System Obligated Group , Revenue , 2019 , Refunding , 5% ,
5/01/48 ........................................................ 10,000,000 10,293,536
City of St. Paul ,
Sales & Use Tax , Revenue , 2014 G , 5% , 11/01/31 ......................... 1,000,000 1,013,772
Sales & Use Tax , Revenue , 2014 G , 5% , 11/01/32 ......................... 1,000,000 1,012,965
Water , Revenue , 2023 A , 4% , 12/01/46 ................................. 13,340,000 13,291,115
Cloquet Independent School District No. 94 , GO , 2015 B , 5% , 2/01/32 ............
3,615,000 3,682,464
County of Norman , GO , 2022 A , 3.25% , 2/01/52 ............................
3,115,000 2,407,854
County of Rice , GO , 2022 A , 4% , 2/01/48 .................................
5,200,000 5,068,384
Dakota County Community Development Agency , Revenue , 2011 A , GNMA Insured ,
4.875% , 12/01/33 .................................................. 360,000 360,082
Dawson-Boyd Independent School District No. 378 , GO , 2019 A , 3.125% , 2/01/40 ...
2,965,000 2,696,779
Duluth Economic Development Authority ,
Essentia Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 2/15/53 ..... 15,830,000 15,853,511
Essentia Health Obligated Group , Revenue , 2018 A , Refunding , 5.25% , 2/15/53 ... 13,105,000 13,247,199
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 4% ,
6/15/38 ........................................................ 150,000 134,150
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 4% ,
6/15/39 ........................................................ 155,000 136,764
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 3% ,
6/15/44 ........................................................ 850,000 579,921
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/29 ........................................................ 400,000 415,167
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/30 ........................................................ 425,000 442,994
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/31 ........................................................ 450,000 471,105
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/32 ........................................................ 500,000 525,523
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/33 ........................................................ 600,000 629,928
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/34 ........................................................ 520,000 501,424
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/35 ........................................................ 425,000 406,208
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/36 ........................................................ 400,000 375,956
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/37 ........................................................ 375,000 344,091

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Duluth Economic Development Authority, (continued)
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/38 ........................................................ $ 400,000 $ 357,732
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/39 ........................................................ 250,000 220,587
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 B , 5.25% , 6/15/52 .. 8,000,000 7,923,059
Duluth Independent School District No. 709 ,
GO , 2015 B , Refunding , 2.5% , 2/01/26 .................................. 2,840,000 2,776,752
GO , 2021 C , Zero Cpn., 2/01/29 ....................................... 1,870,000 1,513,853
GO , 2021 C , Zero Cpn., 2/01/30 ....................................... 1,275,000 985,567
GO , 2021 C , Zero Cpn., 2/01/31 ....................................... 1,325,000 977,851
GO , 2021 C , Zero Cpn., 2/01/32 ....................................... 1,080,000 759,992
GO , 2021 C , Zero Cpn., 2/01/33 ....................................... 1,075,000 720,406
Forest Lake Independent School District No. 831 , GO , 2023 A , 4% , 2/01/37 ........
2,000,000 2,060,027
Fridley Independent School District No. 14 , GO , 2016 A , 4% , 2/01/29 ............
2,220,000 2,259,003
Gibbon Independent School District No. 2365 ,
GO , 2023 A , 5% , 2/01/48 ............................................ 1,850,000 1,971,555
GO , 2023 A , 4.125% , 2/01/52 ......................................... 2,250,000 2,242,905
Hastings Independent School District No. 200 ,
GO , 2018 A , Zero Cpn., 2/01/38 ....................................... 4,685,000 2,521,464
GO , 2018 A , Zero Cpn., 2/01/39 ....................................... 4,685,000 2,370,144
GO , 2018 A , Zero Cpn., 2/01/40 ....................................... 4,685,000 2,245,081
Hennepin County Regional Railroad Authority ,
County of Hennepin , GO , 2019 A , 5% , 12/01/36 ........................... 1,255,000 1,355,585
County of Hennepin , GO , 2019 A , 5% , 12/01/37 ........................... 1,000,000 1,073,647
County of Hennepin , GO , 2019 A , 5% , 12/01/38 ........................... 3,965,000 4,240,076
Hermantown Independent School District No. 700 , GO , 2014 A , Refunding , 4% ,
2/01/29 ......................................................... 2,310,000 2,312,305
Hopkins Independent School District No. 270 ,
GO , 2019 A , 3% , 2/01/33 ............................................ 5,640,000 5,363,189
GO , 2019 A , 3% , 2/01/34 ............................................ 2,450,000 2,319,406
Jordan Independent School District No. 717 , GO , 2023 A , 4% , 2/01/42 ...........
1,300,000 1,303,054
Lakeview Independent School District No. 2167 , GO , 2021 A , 2% , 2/01/38 .........
1,055,000 790,005
Lakeville Independent School District No. 194 , GO , 2021 B , 2.125% , 2/01/42 .......
2,085,000 1,477,170
Mankato Independent School District No. 77 , COP , 2022 A , 3% , 2/01/42 ..........
2,730,000 2,160,774
Metropolitan Council ,
GO , 2016 C , Refunding , 3% , 3/01/30 ................................... 3,305,000 3,208,473
GO , 2020 B , 2.125% , 3/01/36 ......................................... 3,500,000 2,894,476
GO , 2020 B , 2.125% , 3/01/37 ......................................... 4,000,000 3,207,043
GO , 2020 B , 2.125% , 3/01/38 ......................................... 4,000,000 3,085,824
GO , 2022 C , 4% , 3/01/40 ............................................ 3,275,000 3,308,435
GO , 2022 C , 4% , 3/01/41 ............................................ 3,410,000 3,433,305
Minneapolis-St. Paul Metropolitan Airports Commission ,
Revenue , 2022 A , Refunding , 4.25% , 1/01/52 ............................. 2,990,000 2,887,269
Revenue, Senior Lien , 2016 C , 5% , 1/01/34 .............................. 2,870,000 3,040,186
Revenue, Senior Lien , 2016 C , 5% , 1/01/35 .............................. 4,025,000 4,257,747
Revenue, Senior Lien , 2016 C , 5% , 1/01/41 .............................. 20,730,000 21,529,751
Revenue, Senior Lien , 2016 C , 5% , 1/01/46 .............................. 14,475,000 14,917,168
Minnesota Higher Education Facilities Authority ,
Macalester College , Revenue , 2017 , Refunding , 3% , 3/01/33 ................. 3,010,000 2,889,019
Macalester College , Revenue , 2017 , Refunding , 4% , 3/01/42 ................. 900,000 892,313
Macalester College , Revenue , 2021 , Refunding , 4% , 3/01/36 ................. 125,000 129,482
Macalester College , Revenue , 2021 , Refunding , 3% , 3/01/40 ................. 365,000 304,230
Macalester College , Revenue , 2021 , Refunding , 3% , 3/01/43 ................. 330,000 258,953

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Minnesota Higher Education Facilities Authority, (continued)
St. Catherine University , Revenue , 2023 , 5% , 10/01/43 ..................... $ 600,000 $ 609,035
St. Catherine University , Revenue , 2023 , 5.125% , 10/01/48 .................. 750,000 756,620
St. Catherine University , Revenue , 2023 , 5% , 10/01/52 ..................... 3,000,000 2,961,104
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/32 ............... 255,000 261,786
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/33 ............... 240,000 245,698
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/34 ............... 355,000 362,478
St. John's University , Revenue , 2021 , Refunding , 3% , 10/01/37 ............... 250,000 213,616
St. John's University , Revenue , 2021 , Refunding , 3% , 10/01/38 ............... 250,000 209,598
St. Olaf College , Revenue , 2021 , 3% , 10/01/41 ........................... 2,600,000 2,116,009
St. Olaf College , Revenue , 8 N , Refunding , 4% , 10/01/35 .................... 500,000 503,181
University of St. Thomas , Revenue , 2016-8 L , Refunding , 4% , 4/01/31 .......... 4,200,000 4,247,696
University of St. Thomas , Revenue , 2016-8 L , Refunding , 5% , 4/01/35 .......... 1,720,000 1,783,508
University of St. Thomas , Revenue , 2017 A , Refunding , 4% , 10/01/36 .......... 750,000 753,608
University of St. Thomas , Revenue , 2017 A , Refunding , 4% , 10/01/37 .......... 750,000 746,830
University of St. Thomas , Revenue , 2022 A , 5% , 10/01/52 ................... 10,000,000 10,211,781
Minnesota Housing Finance Agency ,
Revenue , 2009 , 4% , 8/01/29 ......................................... 1,675,000 1,684,613
Revenue , 2011 , 5% , 8/01/31 ......................................... 2,225,000 2,228,249
Revenue , 2020 B , GNMA Insured , 2.8% , 1/01/44 .......................... 2,870,000 2,175,588
Revenue , 2020 D , 4% , 8/01/42 ........................................ 1,815,000 1,754,205
Revenue , 2020 E , GNMA Insured , 2.5% , 7/01/40 .......................... 1,840,000 1,421,923
Revenue , 2021 B , GNMA Insured , 2.1% , 7/01/36 .......................... 950,000 753,879
Revenue , 2021 B , GNMA Insured , 2.3% , 7/01/41 .......................... 3,345,000 2,377,949
Revenue , 2021 B , GNMA Insured , 2.45% , 7/01/46 ......................... 3,320,000 2,246,613
Revenue , 2021 H , GNMA Insured , 2.55% , 1/01/46 ......................... 3,950,000 2,749,192
Revenue , 2022 A , GNMA Insured , 2.75% , 7/01/42 ......................... 2,660,000 2,083,302
Revenue , 2022 A , GNMA Insured , 2.9% , 1/01/45 .......................... 1,280,000 1,003,983
Revenue , 2022 C , GNMA Insured , 3% , 7/01/43 ........................... 1,725,000 1,331,656
Revenue , 2023 D , GNMA Insured , 4.5% , 7/01/43 .......................... 1,000,000 1,007,250
Revenue , 2023 D , GNMA Insured , 4.6% , 7/01/45 .......................... 1,000,000 1,007,165
b
Minnesota Municipal Gas Agency , Revenue , 2022 A , Mandatory Put , 4% , 12/01/27 .. 13,550,000 13,482,915
Minnesota Municipal Power Agency ,
Revenue , 2014 A , Refunding , 4% , 10/01/31 .............................. 1,265,000 1,273,838
Revenue , 2014 A , Refunding , 4% , 10/01/32 .............................. 1,200,000 1,207,435
Revenue , 2014 A , Refunding , 4% , 10/01/33 .............................. 1,000,000 1,005,800
Revenue , 2014 A , Refunding , 5% , 10/01/34 .............................. 1,000,000 1,012,670
Revenue , 2014 A , Refunding , 5% , 10/01/35 .............................. 1,005,000 1,017,487
Revenue , 2016 , 5% , 10/01/47 ........................................ 4,650,000 4,767,905
Minnesota Office of Higher Education , Revenue, Senior Lien , 2023 , Refunding , 4% ,
11/01/42 ........................................................ 2,250,000 2,131,931
Moorhead Independent School District No. 152 , GO , 2020 A , 2.5% , 2/01/37 .......
7,795,000 6,406,993
Nashwauk Keewatin Independent School District No. 319 , GO , 2022 A , Refunding , 4% ,
2/01/48 ......................................................... 9,020,000 8,791,698
North St. Paul-Maplewood-Oakdale Independent School District No. 622 ,
GO , 2019 A , 3% , 2/01/42 ............................................ 5,975,000 4,879,302
GO , 2019 A , 3% , 2/01/46 ............................................ 22,965,000 17,714,397
Northern Municipal Power Agency ,
Revenue , 2013 A , 5% , 1/01/30 ........................................ 1,190,000 1,191,373
Revenue , 2017 , Refunding , 5% , 1/01/41 ................................. 800,000 817,570
Norwood Young America Independent School District No. 108 , GO , 2022 A , 2.25% ,
2/01/45 ......................................................... 1,700,000 1,113,385
Prior Lake-Savage Independent School District No. 719 ,
GO , 2018 B , Zero Cpn., 2/01/27 ....................................... 10,545,000 9,434,063
GO , 2018 B , Zero Cpn., 2/01/28 ....................................... 13,055,000 11,303,554

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Prior Lake-Savage Independent School District No. 719, (continued)
GO , 2018 B , Zero Cpn., 2/01/30 ....................................... $ 9,010,000 $ 7,186,917
GO , 2018 B , Zero Cpn., 2/01/31 ....................................... 5,310,000 4,063,503
Red Rock Central Independent School District No. 2884 , GO , 2022 A , 2.375% , 2/01/47
3,000,000 2,044,007
Rosemount-Apple Valley-Eagan Independent School District No. 196 , GO , 2023 A , 4% ,
2/01/44 ......................................................... 2,000,000 1,985,692
Roseville Independent School District No. 623 ,
GO , 2018 A , 5% , 2/01/30 ............................................ 3,700,000 3,944,257
GO , 2018 A , 4% , 2/01/35 ............................................ 4,900,000 5,024,630
GO , 2018 A , 4% , 2/01/37 ............................................ 5,000,000 5,084,123
Sartell-St. Stephen Independent School District No. 748 ,
GO , 2016 B , Zero Cpn., 2/01/36 ....................................... 3,000,000 1,801,146
GO , 2016 B , Zero Cpn., 2/01/37 ....................................... 2,820,000 1,592,115
GO , 2016 B , Zero Cpn., 2/01/38 ....................................... 5,220,000 2,744,044
GO , 2016 B , Zero Cpn., 2/01/39 ....................................... 3,020,000 1,494,240
a
Scott County Community Development Agency , Spero BP Senior LLC , Revenue,
Senior Lien , 144A, 2022 A , 5.25% , 8/01/37 ............................... 8,000,000 7,285,277
Southern Minnesota Municipal Power Agency ,
Revenue , 1994 A , NATL Insured , Zero Cpn., 1/01/26 ....................... 5,395,000 4,995,596
Revenue , 1994 A , NATL Insured , Zero Cpn., 1/01/27 ....................... 6,600,000 5,899,915
Revenue , 2015 A , Refunding , 5% , 1/01/41 ............................... 2,085,000 2,134,591
Revenue , 2015 A , Refunding , 5% , 1/01/46 ............................... 7,260,000 7,405,045
Revenue , 2017 A , 5% , 1/01/47 ........................................ 1,315,000 1,366,575
Revenue , 2019 A , 5% , 1/01/34 ........................................ 610,000 680,218
St. Cloud Independent School District No. 742 ,
COP , 2017 A , 4% , 2/01/38 ........................................... 1,000,000 1,000,978
GO , 2015 A , 4% , 2/01/28 ............................................ 2,080,000 2,105,481
GO , 2017 B , Refunding , 4% , 2/01/30 ................................... 4,060,000 4,129,015
GO , 2017 B , Refunding , 4% , 2/01/36 ................................... 2,500,000 2,542,497
GO , 2017 B , Refunding , 4% , 2/01/37 ................................... 2,250,000 2,288,247
St. Francis Independent School District No. 15 ,
GO , 2018 A , 4% , 2/01/37 ............................................ 1,025,000 1,025,351
GO , 2018 A , 3.5% , 2/01/41 ........................................... 3,350,000 3,077,390
St. Paul Port Authority ,
District Energy St. Paul Obligated Group , Revenue , 2021-1 , Refunding , 3% , 10/01/34 300,000 275,902
District Energy St. Paul Obligated Group , Revenue , 2023-3 , 4.75% , 10/01/43 ..... 1,000,000 995,111
District Energy St. Paul Obligated Group , Revenue , 2023-4 , 5.25% , 10/01/42 ..... 1,000,000 1,003,967
State of Minnesota , GO , 2023 B , 4% , 8/01/43 ..............................
4,745,000 4,729,386
Stearns County Housing & Redevelopment Authority , Revenue , 2021 A , Refunding ,
3% , 2/01/61 ...................................................... 1,105,000 724,245
University of Minnesota ,
Revenue , 2014 B , 4% , 1/01/44 ........................................ 3,750,000 3,645,969
Revenue , 2016 A , 5% , 4/01/41 ........................................ 5,000,000 5,127,679
Revenue , 2017 A , 5% , 9/01/40 ........................................ 1,240,000 1,297,418
Revenue , 2017 A , 5% , 9/01/41 ........................................ 3,000,000 3,130,444
Revenue , 2017 B , Refunding , 5% , 12/01/30 .............................. 5,575,000 6,027,029
Revenue , 2019 A , 5% , 4/01/39 ........................................ 3,055,000 3,277,016
Revenue , 2019 A , 5% , 4/01/40 ........................................ 2,110,000 2,257,944
Revenue , 2019 A , 5% , 4/01/41 ........................................ 6,045,000 6,451,348
Revenue , 2019 A , 5% , 4/01/44 ........................................ 2,000,000 2,119,350
Revenue , 2020 A , 5% , 11/01/39 ....................................... 2,000,000 2,194,252
Revenue , 2020 A , 5% , 11/01/42 ....................................... 1,230,000 1,333,258
Watertown-Mayer Independent School District No. 111 ,
GO , 2020 A , Zero Cpn., 2/01/33 ....................................... 2,470,000 1,714,183
GO , 2020 A , Zero Cpn., 2/01/34 ....................................... 2,470,000 1,643,482

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 199 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Watertown-Mayer Independent School District No. 111, (continued)
GO , 2020 A , Zero Cpn., 2/01/36 ....................................... $ 1,470,000 $ 886,775
GO , 2020 A , Zero Cpn., 2/01/37 ....................................... 2,470,000 1,401,713
Waterville-Elysian-Morristown Independent School District No. 2143 , GO , 2019 A , 3% ,
2/01/32 ......................................................... 1,995,000 1,965,660
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 , GO , 2018
A , 4% , 2/01/34 .................................................... 2,655,000 2,724,450
Western Minnesota Municipal Power Agency ,
Revenue , 2015 A , Refunding , 5% , 1/01/35 ............................... 3,000,000 3,096,893
Revenue , 2015 A , Refunding , 5% , 1/01/36 ............................... 2,035,000 2,092,898
Revenue , 2018 A , 5% , 1/01/49 ........................................ 5,000,000 5,156,086
Zumbro Education District ,
COP , 2021 A , 4% , 2/01/32 ........................................... 200,000 198,014
COP , 2021 A , 4% , 2/01/33 ........................................... 150,000 148,197
COP , 2021 A , 4% , 2/01/34 ........................................... 125,000 123,443
COP , 2021 A , 2.125% , 2/01/35 ........................................ 325,000 256,302
COP , 2021 A , 4% , 2/01/38 ........................................... 390,000 364,135
COP , 2021 A , 4% , 2/01/41 ........................................... 635,000 573,202
695,889,948
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 2,100,000 1,657,446
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 2,100,000 1,652,592
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,500,000 2,623,867
5,933,905
Texas 0.4%
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,000,000 2,916,069
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,100,000 1,657,129
Wisconsin 1.0%
a
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 2,100,000 1,621,790
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 , 5.25% , 12/01/23 .... 5,600,000 5,600,000
7,221,790
Total Municipal Bonds (Cost $ 762,208,180 ) .....................................
720,063,499
a a a a
a
Total Investments (Cost $ 762,208,180 ) 99 .3% ...................................
$720,063,499
Other Assets, less Liabilities 0 .7% .............................................
5,231,444
Net Assets 100.0% ...........................................................
$725,294,943
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the aggregate value of these securities was $39,694,440, representing 5.5% of net assets.
b
The maturity date shown represents the mandatory put date.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2023
Franklin Missouri Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.4%
California 0.1%
Santa Barbara Secondary High School District , GO , 2011 A , Zero Cpn., 8/01/40 ....
$ 1,790,000 $ 847,995
Florida 0.8%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 5,544,000 4,543,356
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 850,000 554,629
5,097,985
Georgia 0.4%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 3,250,000 2,569,290
Missouri 88.6%
Affton School District No. 101 ,
GO , 2017 A , Refunding , 5% , 3/01/32 ................................... 1,500,000 1,595,754
GO , 2017 A , Refunding , 5% , 3/01/33 ................................... 1,595,000 1,696,703
GO , 2017 A , Refunding , 5% , 3/01/34 ................................... 1,700,000 1,808,683
GO , 2017 A , Refunding , 5% , 3/01/35 ................................... 1,810,000 1,921,788
GO , 2017 A , Refunding , 5% , 3/01/36 ................................... 1,920,000 2,031,244
Cape Girardeau County Industrial Development Authority ,
Procter & Gamble Co. (The) , Revenue , 1998 , 5.3% , 5/15/28 .................. 6,875,000 6,887,300
SoutheastHEALTH Obligated Group , Revenue , 2021 , 4% , 3/01/41 ............. 3,010,000 2,629,591
SoutheastHEALTH Obligated Group , Revenue , 2021 , 3% , 3/01/46 ............. 3,000,000 2,094,079
SoutheastHEALTH Obligated Group , Revenue , 2021 , 4% , 3/01/46 ............. 8,730,000 7,272,601
St. Francis Obligated Group , Revenue , 2016 , Refunding , 5% , 6/01/39 .......... 7,110,000 7,191,168
Cape Girardeau County School District No. R-2 , GO , 2018 , 5% , 3/01/38 ..........
2,195,000 2,346,485
City of Bridgeton ,
Sales Tax , Revenue , 2021 A , Refunding , 2% , 12/01/32 ...................... 500,000 415,611
Sales Tax , Revenue , 2021 A , Refunding , 2.125% , 12/01/33 .................. 1,170,000 970,584
City of Harrisonville ,
COP , 2023 A , Refunding , 4.375% , 3/01/43 ............................... 1,000,000 971,072
COP , 2023 A , Refunding , 4.5% , 3/01/48 ................................. 2,000,000 1,920,225
COP , 2023 A , Refunding , 4.625% , 3/01/53 ............................... 2,000,000 1,924,215
City of Kansas City ,
Sanitary Sewer System , Revenue , 2018 A , 4% , 1/01/35 ..................... 1,500,000 1,529,494
Sanitary Sewer System , Revenue , 2023 A , 4% , 1/01/48 ..................... 5,000,000 4,853,234
Water , Revenue , 2017 A , 4% , 12/01/41 ................................. 4,970,000 4,900,216
Water , Revenue , 2023 A , 4% , 12/01/47 ................................. 2,120,000 2,083,859
City of Marshfield , Waterworks & Sewer System , Revenue , 2020 B , AGMC Insured ,
5% , 2/01/47 ...................................................... 1,775,000 1,841,535
City of Republic ,
Revenue , 2022 , 3% , 5/01/47 ......................................... 5,000,000 3,772,647
Revenue , 2023 , 4.5% , 5/01/41 ........................................ 1,000,000 992,999
Revenue , 2023 , 4.5% , 5/01/44 ........................................ 1,000,000 981,343
City of Springfield , Revenue , 2023 , 4.375% , 11/01/42 ........................
500,000 510,805
City of St. Charles ,
COP , 2020 B , Refunding , 3% , 2/01/38 .................................. 1,200,000 1,031,253
COP , 2020 B , Refunding , 3% , 2/01/39 .................................. 1,500,000 1,273,814
City of St. Louis ,
Airport , Revenue , 2005 , Refunding , NATL Insured , 5.5% , 7/01/29 .............. 13,070,000 14,753,225
Airport , Revenue , 2017 A , Refunding , AGMC Insured , 5% , 7/01/25 ............. 5,000,000 5,138,829
Airport , Revenue , 2017 D , Refunding , AGMC Insured , 5% , 7/01/35 ............. 1,000,000 1,037,055
Airport , Revenue , 2017 D , Refunding , AGMC Insured , 5% , 7/01/36 ............. 2,125,000 2,194,774
Airport , Revenue , 2019 C , Refunding , 5% , 7/01/27 ......................... 1,705,000 1,821,289

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Clay County Reorganized School District No. R-1 ,
GO , 2017 , 3% , 3/01/36 ............................................. $ 1,540,000 $ 1,400,564
GO , 2017 , 3.125% , 3/01/37 .......................................... 1,855,000 1,659,902
Community College District of Central Southwest Missouri ,
COP , 2021 , 3% , 3/01/40 ............................................. 575,000 481,070
COP , 2021 , 3% , 3/01/41 ............................................. 400,000 329,757
County of Jackson ,
Revenue , 2023 A , 4.25% , 12/01/53 .................................... 2,660,000 2,573,118
Revenue , 2023 A , 5.25% , 12/01/58 .................................... 2,500,000 2,691,617
Ferguson Reorganized School District No. R-2 ,
GO , 2018 , 4% , 5/01/32 ............................................. 1,000,000 1,013,976
GO , 2018 , 5% , 5/01/38 ............................................. 2,250,000 2,366,542
Hannibal Board of Public Works ,
COP , 2022 , 3.625% , 4/01/44 ......................................... 1,000,000 855,401
COP , 2022 , 3.75% , 4/01/47 .......................................... 1,000,000 856,967
Health & Educational Facilities Authority of the State of Missouri ,
Bethesda Health Group, Inc. Obligated Group , Revenue , 2015 , 5% , 8/01/40 ...... 1,650,000 1,543,540
Bethesda Health Group, Inc. Obligated Group , Revenue , 2015 , 5% , 8/01/45 ...... 1,300,000 1,166,660
BJC Healthcare Obligated Group , Revenue , 2021 A , Refunding , 3% , 7/01/51 ..... 13,000,000 9,292,063
CoxHealth Obligated Group , Revenue , 2013 A , 5% , 11/15/44 ................. 2,760,000 2,760,780
CoxHealth Obligated Group , Revenue , 2015 A , Refunding , 5% , 11/15/33 ........ 3,200,000 3,234,096
CoxHealth Obligated Group , Revenue , 2015 A , Refunding , 5% , 11/15/39 ........ 6,690,000 6,749,861
CoxHealth Obligated Group , Revenue , 2019 A , 4% , 11/15/44 ................. 5,000,000 4,744,945
Kansas City University , Revenue , 2017 A , 5% , 6/01/42 ...................... 2,800,000 2,867,320
Kansas City University , Revenue , 2017 A , 5% , 6/01/47 ...................... 4,875,000 4,960,252
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/40 ........................................................ 2,060,000 1,509,779
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/41 ........................................................ 2,120,000 1,531,016
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/46 ........................................................ 5,590,000 3,709,757
Lutheran Senior Services Obligated Group , Revenue , 2016 A , 5% , 2/01/46 ....... 4,000,000 3,678,147
Lutheran Senior Services Obligated Group , Revenue , 2016 B , Refunding , 5% ,
2/01/46 ........................................................ 11,575,000 10,643,639
Lutheran Senior Services Obligated Group , Revenue , 2019 A , 5% , 2/01/34 ....... 2,000,000 1,995,138
Lutheran Senior Services Obligated Group , Revenue , 2019 A , 5% , 2/01/42 ....... 1,750,000 1,655,945
Lutheran Senior Services Obligated Group , Revenue , 2019 C , Refunding , 4% ,
2/01/33 ........................................................ 1,730,000 1,606,433
Lutheran Senior Services Obligated Group , Revenue , 2019 C , Refunding , 4% ,
2/01/48 ........................................................ 485,000 378,062
Lutheran Senior Services Obligated Group , Revenue , 2021 , 4% , 2/01/30 ........ 2,035,000 1,937,498
Lutheran Senior Services Obligated Group , Revenue , 2021 , 4% , 2/01/42 ........ 9,900,000 8,237,508
Maryville University of St. Louis , Revenue , 2015 , 5% , 6/15/44 ................. 5,000,000 5,012,617
Maryville University of St. Louis , Revenue , 2019 A , 5% , 6/15/45 ............... 4,000,000 4,024,034
Maryville University of St. Louis , Revenue , 2020 A , Refunding , 4% , 6/15/34 ...... 4,345,000 4,305,173
Maryville University of St. Louis , Revenue , 2020 A , Refunding , 4% , 6/15/38 ...... 4,885,000 4,579,814
Maryville University of St. Louis , Revenue , 2022 A , Refunding , 3.125% , 6/15/38 ... 2,300,000 1,944,665
Maryville University of St. Louis , Revenue , 2022 A , Refunding , 3.375% , 6/15/45 ... 1,000,000 791,314
Mercy Health , Revenue , 2012 , 4% , 11/15/42 ............................. 8,000,000 7,659,107
Mercy Health , Revenue , 2015 B , Refunding , 5% , 2/01/45 .................... 6,870,000 6,917,098
Mercy Health , Revenue , 2017 C , Refunding , 5% , 11/15/42 ................... 9,720,000 9,947,139
Mercy Health , Revenue , 2017 C , Refunding , 4% , 11/15/47 ................... 10,000,000 9,424,210
Mercy Health , Revenue , 2020 , 4% , 6/01/53 .............................. 2,000,000 1,824,788
Mercy Health , Revenue , 2023 , 5% , 12/01/52 ............................. 18,000,000 18,842,130
Mosaic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 2/15/54 4,000,000 3,575,248
SSM Health Care Obligated Group , Revenue , 2018 A , 5% , 6/01/48 ............ 13,500,000 13,757,484

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, (continued)
St. Louis University , Revenue , 2015 A , 5% , 10/01/38 ....................... $ 5,500,000 $ 5,640,585
St. Louis University , Revenue , 2017 A , 5% , 10/01/42 ....................... 9,200,000 9,480,318
St. Louis University , Revenue , 2017 A , 5% , 10/01/47 ....................... 11,490,000 11,762,450
St. Luke's Health System Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/34 4,030,000 4,141,369
St. Luke's Health System Obligated Group , Revenue , 2018 A , Refunding , 5% ,
11/15/43 ....................................................... 2,000,000 2,044,428
Howard Bend Levee District ,
Special Tax , 2021 , 2.75% , 3/01/31 ..................................... 400,000 343,598
Special Tax , 2021 , 3% , 3/01/36 ....................................... 500,000 399,698
Special Tax , 2021 , 3.125% , 3/01/41 .................................... 1,000,000 751,327
Special Tax , 2022 , 3.375% , 3/01/32 .................................... 75,000 66,285
Special Tax , 2022 , 3.5% , 3/01/37 ...................................... 175,000 145,076
Special Tax , 2022 , 3.625% , 3/01/42 .................................... 200,000 158,436
Jefferson City School District , GO , 2018 , 5% , 3/01/38 ........................
2,070,000 2,160,774
Jefferson County School District No. R-VI ,
Festus , COP , 2021 B , 3% , 4/01/42 ..................................... 500,000 399,217
Festus , COP , 2021 B , 3% , 4/01/44 ..................................... 1,500,000 1,163,615
Festus , COP , 2021 B , 2.375% , 4/01/46 .................................. 2,000,000 1,355,881
Kansas City Industrial Development Authority ,
Revenue , 2011 A , Refunding , 5.5% , 9/01/29 .............................. 5,000,000 5,008,918
Revenue , 2011 A , Refunding , 5.5% , 9/01/30 .............................. 12,000,000 12,021,955
Revenue , 2011 A , Refunding , 5% , 9/01/32 ............................... 3,000,000 3,004,656
City of Kansas City Airport , Revenue , 2019 B , 5% , 3/01/46 ................... 30,680,000 31,009,436
City of Kansas City Airport , Revenue , 2019 B , AGMC Insured , 5% , 3/01/49 ....... 8,000,000 8,123,317
City of Kansas City Airport , Revenue , 2019 B , 5% , 3/01/54 ................... 5,090,000 5,132,023
City of Kansas City Airport , Revenue , 2020 A , AGMC Insured , 4% , 3/01/57 ....... 5,000,000 4,369,817
City of Kansas City Airport , Revenue , 2020 A , AGMC Insured , 5% , 3/01/57 ....... 100,000 101,663
Liberty Public School District No. 53 , GO , 2018 , 4% , 3/01/37 ...................
4,500,000 4,522,387
Metropolitan St. Louis Sewer District ,
Revenue , 2016 C , Refunding , 5% , 5/01/46 ............................... 24,700,000 25,730,827
Revenue , 2017 A , Refunding , 5% , 5/01/47 ............................... 15,000,000 15,465,168
Missouri Development Finance Board ,
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/30 ............... 930,000 964,922
City of Independence , Revenue , 2021 , Refunding , 4% , 3/01/36 ............... 1,140,000 1,089,503
City of Independence , Revenue , 2021 , Refunding , 4% , 3/01/37 ............... 500,000 466,023
City of Independence , Revenue , 2021 , Refunding , 4% , 3/01/41 ............... 515,000 454,781
City of Independence , Revenue , 2021 , Refunding , 3% , 3/01/46 ............... 2,640,000 1,823,572
City of Independence , Revenue , 2021 , Refunding , 4% , 3/01/51 ............... 9,445,000 7,742,041
Procter & Gamble Co. (The) , Revenue , 1999 , 5.2% , 3/15/29 .................. 3,000,000 3,300,986
Zoological Subdistrict of the Metropolitan Zoo Park & Museum District of St. Louis ,
Revenue , 2022 , 5.25% , 5/01/55 ..................................... 2,500,000 2,641,017
Missouri Housing Development Commission ,
Revenue , 2018 B , GNMA Insured , 4% , 11/01/38 ........................... 785,000 737,357
Revenue , 2019 C , GNMA Insured , 3% , 11/01/44 ........................... 3,045,000 2,436,432
Revenue , 2020 C , GNMA Insured , 2.4% , 11/01/45 ......................... 2,010,000 1,374,671
Revenue , 2020 D , GNMA Insured , 2.55% , 11/01/50 ........................ 2,715,000 2,050,409
Revenue , 2021 B , GNMA Insured , 2.2% , 11/01/46 ......................... 1,160,000 789,475
Revenue , 2021 B , GNMA Insured , 2.3% , 11/01/51 ......................... 7,220,000 4,818,967
Revenue , 2022 A , GNMA Insured , 3.125% , 11/01/42 ....................... 3,425,000 2,796,691
Revenue , 2022 C , GNMA Insured , 4.3% , 11/01/47 ......................... 1,995,000 2,004,825
Revenue , 2022 C , GNMA Insured , 4.35% , 11/01/52 ........................ 2,490,000 2,370,058
Missouri Joint Municipal Electric Utility Commission ,
Iatan 2 Project , Revenue , 2015 A , Refunding , 5% , 12/01/35 .................. 7,335,000 7,449,793
MoPEP 1 Pool Fund , Revenue , 2018 , 5% , 12/01/43 ........................ 2,000,000 2,038,755

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Missouri Joint Municipal Electric Utility Commission, (continued)
Plum Point Project , Revenue , 2014 A , Refunding , 5% , 1/01/33 ................ $ 5,500,000 $ 5,562,004
Prairie State Project , Revenue , 2016 A , Refunding , 5% , 12/01/40 .............. 27,950,000 28,536,167
Monarch-Chesterfield Levee District , Special Tax , 2015 , Refunding , 5% , 3/01/40 ....
4,395,000 4,410,594
Move Rolla Transportation Development District , Revenue , 2017 , 4.75% , 6/01/47 ...
5,050,000 4,943,335
Normandy Schools Collaborative ,
GO , 2021 B , 2% , 3/01/40 ............................................ 2,050,000 1,445,816
GO , 2021 B , 2% , 3/01/41 ............................................ 1,700,000 1,173,094
Poplar Bluff Regional Transportation Development District ,
Sales Tax , Revenue , 2023 B , Refunding , 3.375% , 12/01/31 .................. 2,000,000 1,919,473
Sales Tax , Revenue , 2023 B , Refunding , 4% , 12/01/37 ...................... 2,600,000 2,514,899
Republic School District No. R-3 , GO , 2023 , 4% , 3/01/43 ......................
1,470,000 1,453,823
Riverside-Quindaro Bend Levee District of Platte County , Special Assessment , 2017 ,
Refunding , 5% , 3/01/29 ............................................. 2,585,000 2,643,809
Southeast Missouri State University , Revenue , 2020 , Refunding , 4% , 4/01/40 ......
5,075,000 4,909,472
Springfield School District No. R-12 , GO , 2023 , 4% , 3/01/43 ...................
2,000,000 2,010,695
St. Charles County Public Water Supply District No. 2 , COP , 2022 , 4% , 12/01/44 ....
5,000,000 4,884,653
St. Charles County School District No. R-IV Wentzville , GO , 2018 , Refunding , 4% ,
3/01/38 ......................................................... 15,400,000 15,468,334
St. Louis County Industrial Development Authority ,
Friendship Village St. Louis Obligated Group , Revenue , 2013 A , 5.875% , 9/01/43 .. 7,000,000 6,999,796
Friendship Village St. Louis Obligated Group , Revenue , 2017 , Refunding , 5% ,
9/01/48 ........................................................ 7,095,000 6,016,336
St. Louis Land Clearance for Redevelopment Authority ,
Revenue , 2021 , 2.125% , 7/15/39 ...................................... 3,680,000 2,594,181
Revenue , 2021 , 2.25% , 7/15/41 ....................................... 3,845,000 2,678,771
Revenue , 2021 A , Refunding , 2.125% , 4/01/39 ............................ 6,385,000 4,508,153
City of St. Louis , Revenue , 2022 C , 5% , 6/01/36 ........................... 2,025,000 2,099,737
City of St. Louis , Revenue , 2022 C , 5% , 6/01/41 ........................... 2,000,000 2,009,783
City of St. Louis , Revenue , 2022 C , 5.125% , 6/01/46 ....................... 2,600,000 2,610,026
St. Louis Municipal Finance Corp. ,
City of St. Louis , Revenue , 2020 , AGMC Insured , 5% , 10/01/45 ............... 5,685,000 5,946,730
City of St. Louis , Revenue , 2020 , AGMC Insured , 5% , 10/01/49 ............... 2,175,000 2,248,551
St. Louis Municipal Library District , COP , 2020 , Refunding , BAM Insured , 4% , 3/15/48
2,800,000 2,673,942
St. Louis School District , GO , 2023 , AGMC Insured , 4% , 4/01/43 ................
7,000,000 6,984,405
Strafford Reorganized School District No. R-VI , GO , 2023 , 4% , 3/01/43 ...........
4,000,000 3,898,665
Washington Industrial Development Authority , Revenue , 2021 , Refunding , 2.5% ,
11/01/29 ........................................................ 210,000 192,644
608,621,038
Oregon 0.2%
a
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 1,400,000 1,360,859
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,900,000 1,499,594
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,900,000 1,495,202
a
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , Zero Cpn., 6/01/52 3,200,000 2,022,130
5,016,926
Texas 1.0%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 1,958,697

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... $ 2,500,000 $ 1,750,599
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 2.5% ,
9/01/41 ........................................................ 525,000 357,218
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/44 700,000 490,101
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,200,000 2,332,855
6,889,470
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,900,000 1,499,307
Wisconsin 1.7%
a
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,900,000 1,467,334
AL-FL Portfolio Obligated Group , Revenue , 144A, 2021 A , 3.4% , 12/01/36 ....... 3,250,000 2,565,339
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 1,500,000 1,452,025
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 , 5.25% , 12/01/23 .... 4,900,000 4,900,000
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,441,503
11,826,201
U.S. Territories 4.7%
Guam 0.9%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
5,790,000 5,825,882
Puerto Rico 3.8%
HTA HRRB Custodial Trust ,
Revenue , 2007 CC , 5.25% , 7/01/33 .................................... 1,000,000 993,702
Revenue , 2007 CC , 5.25% , 7/01/36 .................................... 6,200,000 6,224,653
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 5,205,000 5,107,934
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 500,000 501,988
Puerto Rico Electric Power Authority ,
b,c
Revenue , 6% , 7/01/41 .............................................. 527,626 527,626
b,c
Revenue , 7.125% , 7/01/59 ........................................... 2,562,442 2,562,442
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,750,000 1,733,985
d
Revenue , WW , 5.5% , 7/01/38 ......................................... 4,690,000 1,184,225
Puerto Rico Highway & Transportation Authority ,
Revenue , 2022 A , 5% , 7/01/62 ........................................ 165,992 164,332
Revenue , 2022 B , Zero Cpn., 7/01/32 ................................... 107,872 69,974
Revenue , 2022 C , Zero Cpn., 7/01/53 .................................. 184,525 119,479
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 1,404,000 1,328,707
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 6,000,000 5,832,479
26,351,526
Total U.S. Territories .................................................................... 32,177,408
Total Municipal Bonds (Cost $ 718,607,227 ) .....................................
675,906,479

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 199 .
a a
Shares a Value
a a a a a
Escrows and Litigation Trusts 0.0%
†
b ,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 238,252 $ 190,602
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
190,602
Total Long Term Investments (Cost $ 718,607,227 ) ...............................
676,097,081
a
a a a a
Short Term Investments 0.5%
Principal
Amount
Municipal Bonds 0.5%
Missouri 0.5%
f
Health & Educational Facilities Authority of the State of Missouri , Washington University
(The) , Revenue , 2003 B , SPA US Bank NA , Daily VRDN and Put , 3.25% , 2/15/33 .. $ 3,600,000 3,600,000
Total Municipal Bonds (Cost $ 3,600,000 ) .......................................
3,600,000
Total Short Term Investments (Cost $ 3,600,000 ) .................................
3,600,000
a
Total Investments (Cost $ 722,207,227 ) 98 .9% ...................................
$679,697,081
Other Assets, less Liabilities 1 .1% .............................................
7,516,430
Net Assets 100.0% ...........................................................
$687,213,511
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the aggregate value of these securities was $25,415,464, representing 3.7% of net assets.
b
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
c
Security purchased on a when-issued basis.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Non-income producing.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2023
Franklin New Jersey Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,600,000 $ 1,570,369
Total Corporate Bonds (Cost $ 1,600,000 ) .......................................
1,570,369
Municipal Bonds 97.9%
California 0.2%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
1,300,000 1,064,067
Delaware 1.8%
Delaware River & Bay Authority ,
Revenue , 2019 , Refunding , 4% , 1/01/44 ................................. 12,500,000 12,099,244
Revenue , 2021 , 4% , 1/01/46 ......................................... 1,000,000 966,318
13,065,562
Florida 1.0%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,536,000 3,717,291
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 850,000 554,629
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 3,650,000 3,056,875
7,328,795
Georgia 0.3%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 2,650,000 2,094,959
New Jersey 79.0%
Atlantic County Improvement Authority (The) , Stockton University , Revenue , 2021 A ,
AGMC Insured , 4% , 7/01/47 .......................................... 1,000,000 950,572
Bergen County Improvement Authority (The) ,
County of Bergen , Revenue , 2019 , 4% , 10/15/38 .......................... 3,745,000 3,822,626
County of Bergen , Revenue , 2019 , 4% , 10/15/39 .......................... 3,000,000 3,047,375
Camden County Improvement Authority (The) ,
b
Camden Prep, Inc. , Revenue , 144A, 2022 , 5% , 7/15/32 ..................... 250,000 260,842
b
Camden Prep, Inc. , Revenue , 144A, 2022 , 5% , 7/15/52 ..................... 3,000,000 2,886,936
KIPP Cooper Norcross Obligated Group , Revenue , 2022 , 6% , 6/15/47 .......... 1,700,000 1,832,845
KIPP Cooper Norcross Obligated Group , Revenue , 2022 , 6% , 6/15/52 .......... 2,100,000 2,251,973
City of Newark ,
Mass Transit Access Tax , Revenue , 2022 , AGMC Insured , 5% , 11/15/42 ......... 1,000,000 1,086,972
Mass Transit Access Tax , Revenue , 2022 , AGMC Insured , 5.375% , 11/15/52 ..... 1,500,000 1,654,318
Mass Transit Access Tax , Revenue , 2022 , AGMC Insured , 6% , 11/15/62 ......... 1,000,000 1,138,009
County of Middlesex , COP , 1998 , NATL Insured , Zero Cpn., 6/15/24 .............
1,000,000 981,917
Cumberland County Improvement Authority (The) ,
Revenue , 2014 , Pre-Refunded , AGMC Insured , 5% , 9/01/39 ................. 2,000,000 2,027,870
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/36 ............ 955,000 1,016,367
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/37 ............ 1,000,000 1,058,315
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/38 ............ 1,020,000 1,071,169
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/39 ............ 1,070,000 1,120,744
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/44 ............ 5,725,000 5,939,617
Essex County Improvement Authority ,
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2021 , 4% ,
6/15/38 ........................................................ 1,645,000 1,550,570
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2021 , 4% ,
6/15/51 ........................................................ 2,700,000 2,316,134
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2021 , 4% ,
6/15/56 ........................................................ 4,925,000 4,152,600

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Gloucester County Improvement Authority (The) ,
Rowan University , Revenue , 2015 C , AGMC Insured , 4% , 7/01/42 ............. $ 2,500,000 $ 2,418,134
Rowan University , Revenue , 2015 C , 5% , 7/01/44 ......................... 3,500,000 3,539,524
Rowan University , Revenue , 2019 , 4% , 7/01/37 ........................... 750,000 768,707
Rowan University , Revenue , 2019 , 4% , 7/01/38 ........................... 700,000 713,131
Rowan University , Revenue , 2019 , 4% , 7/01/39 ........................... 600,000 609,216
Rowan University , Revenue , 2019 , 5% , 7/01/44 ........................... 4,925,000 5,212,978
Rowan University , Revenue , 2019 , 4% , 7/01/48 ........................... 5,250,000 5,154,591
Hudson County Improvement Authority ,
Revenue , 2019 , Refunding , 4% , 1/01/40 ................................. 1,000,000 1,002,692
County of Hudson , Revenue , 2016 , 5.25% , 5/01/51 ........................ 6,000,000 6,169,848
Mercer County Improvement Authority (The) ,
County of Mercer , Revenue , 2019 , Refunding , 4% , 4/01/31 ................... 1,545,000 1,636,176
County of Mercer , Revenue , 2019 , Refunding , 4% , 4/01/33 ................... 1,500,000 1,576,918
Monmouth County Improvement Authority (The) ,
Revenue , 2019 A , 4% , 8/01/32 ........................................ 300,000 314,523
Revenue , 2019 A , 4% , 8/01/33 ........................................ 350,000 365,158
Revenue , 2019 A , 4% , 8/01/34 ........................................ 525,000 546,460
Revenue , 2019 A , 4% , 8/01/35 ........................................ 525,000 543,454
Revenue , 2019 A , 4% , 8/01/36 ........................................ 500,000 512,881
Revenue , 2019 A , 4% , 8/01/37 ........................................ 275,000 280,076
Revenue , 2019 A , 4% , 8/01/38 ........................................ 225,000 227,979
Revenue , 2019 A , 4% , 8/01/39 ........................................ 400,000 403,976
Revenue , 2019 B , 4% , 12/01/34 ....................................... 750,000 781,278
Revenue , 2019 B , 4% , 12/01/36 ....................................... 750,000 768,164
Revenue , 2019 B , 4% , 12/01/37 ....................................... 500,000 508,424
Revenue , 2019 B , 4% , 12/01/38 ....................................... 750,000 760,213
Revenue , 2019 B , 4% , 12/01/39 ....................................... 600,000 606,170
New Brunswick Parking Authority , Revenue , 2016 A , Refunding , BAM Insured , 5% ,
9/01/39 ......................................................... 5,000,000 5,145,556
New Jersey Economic Development Authority ,
Revenue , 2021 QQQ , 4% , 6/15/39 ..................................... 2,500,000 2,518,183
Revenue , 2021 QQQ , 4% , 6/15/46 ..................................... 1,250,000 1,167,016
Revenue , 2021 QQQ , 4% , 6/15/50 ..................................... 1,250,000 1,150,787
Middlesex Water Co. , Revenue , 2019 , 4% , 8/01/59 ........................ 6,200,000 5,300,297
Middlesex Water Co. , Revenue , 2019 , 5% , 8/01/59 ........................ 7,245,000 7,388,123
New Jersey Transit Corp. , Revenue , 2022 A , 5% , 11/01/52 ................... 5,000,000 5,213,069
Port Newark Container Terminal LLC , Revenue , 2017 , Refunding , 5% , 10/01/47 ... 13,625,000 13,400,437
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/32 .......... 640,000 637,330
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/37 .......... 600,000 577,650
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/47 .......... 1,500,000 1,346,784
Provident Group-Montclair Properties LLC , Revenue , 2017 , Refunding , AGMC
Insured , 5% , 6/01/42 .............................................. 6,000,000 6,138,358
Provident Group-Rowan Properties LLC , Revenue , A , 5% , 1/01/48 ............. 7,000,000 6,311,442
State of New Jersey Department of the Treasury , Revenue , 2005 N-1 , Refunding ,
NATL Insured , 5.5% , 9/01/27 ........................................ 8,660,000 9,447,244
State of New Jersey Department of the Treasury , Revenue , 2015 WW , Pre-Refunded ,
5% , 6/15/37 .................................................... 4,760,000 4,905,710
New Jersey Educational Facilities Authority ,
Revenue , 2023 A , 4.625% , 9/01/48 .................................... 2,000,000 2,037,919
Revenue , 2023 A , 5.25% , 9/01/53 ..................................... 2,000,000 2,150,589
Kean University , Revenue , 2015 H , Refunding , AGMC Insured , 5% , 7/01/34 ...... 2,205,000 2,279,680
Kean University , Revenue , 2015 H , Refunding , AGMC Insured , 5% , 7/01/35 ...... 5,000,000 5,163,472
Kean University , Revenue , 2017 D , Refunding , BAM Insured , 4% , 9/01/38 ....... 1,150,000 1,146,570
Montclair State University, Inc. , Revenue , 2014 A , 5% , 7/01/39 ................ 5,000,000 5,025,262
Montclair State University, Inc. , Revenue , 2014 A , 5% , 7/01/44 ................ 16,380,000 16,412,866

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Educational Facilities Authority, (continued)
Montclair State University, Inc. , Revenue , 2015 D , Refunding , 5% , 7/01/35 ....... $ 2,245,000 $ 2,291,236
Montclair State University, Inc. , Revenue , 2015 D , Refunding , 5% , 7/01/36 ....... 1,210,000 1,232,703
Montclair State University, Inc. , Revenue , 2016 B , Refunding , 5% , 7/01/34 ....... 1,325,000 1,371,599
Ramapo College of New Jersey , Revenue , 2017 A , Refunding , AGMC Insured , 5% ,
7/01/35 ........................................................ 3,955,000 4,189,365
Seton Hall University , Revenue , 2015 C , Refunding , 5% , 7/01/34 .............. 400,000 407,752
Seton Hall University , Revenue , 2015 C , Refunding , 5% , 7/01/37 .............. 1,300,000 1,318,359
Seton Hall University , Revenue , 2017 D , Refunding , 5% , 7/01/42 .............. 3,945,000 4,018,222
Seton Hall University , Revenue , 2020 C , AGMC Insured , 3.25% , 7/01/49 ........ 1,150,000 875,305
Seton Hall University , Revenue , 2020 C , AGMC Insured , 4% , 7/01/50 ........... 1,850,000 1,698,611
Stevens Institute of Technology International, Inc. , Revenue , 1998-1 , ETM, 5% ,
7/01/28 ........................................................ 405,000 424,470
Stevens Institute of Technology International, Inc. , Revenue , 2017 A , Refunding , 5% ,
7/01/36 ........................................................ 1,600,000 1,658,472
Stevens Institute of Technology International, Inc. , Revenue , 2017 A , Refunding , 5% ,
7/01/42 ........................................................ 9,310,000 9,482,801
Stevens Institute of Technology International, Inc. , Revenue , 2017 A , Refunding , 5% ,
7/01/47 ........................................................ 4,085,000 4,135,153
Stevens Institute of Technology International, Inc. , Revenue , 2020 A , 5% , 7/01/45 . 4,000,000 4,100,354
Stevens Institute of Technology International, Inc. , Revenue , 2020 A , 4% , 7/01/50 . 11,640,000 10,430,044
Trustees of Princeton University (The) , Revenue , 2014 A , 5% , 7/01/44 .......... 15,000,000 15,090,202
New Jersey Health Care Facilities Financing Authority ,
AHS Hospital Corp. , Revenue , 2008 A , 5% , 7/01/27 ........................ 180,000 180,134
AHS Hospital Corp. , Revenue , 2016 , Refunding , 4% , 7/01/41 ................. 10,000,000 9,785,042
AtlantiCare Health System Obligated Group , Revenue , 2021 , 4% , 7/01/37 ....... 750,000 755,686
AtlantiCare Health System Obligated Group , Revenue , 2021 , 3% , 7/01/46 ....... 1,000,000 732,527
Hackensack Meridian Health Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/39 ........................................................ 11,000,000 11,402,727
Hunterdon Medical Center Obligated Group , Revenue , 2014 A , Pre-Refunded , 5% ,
7/01/45 ........................................................ 2,650,000 2,676,191
Inspira Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 7/01/46 ...... 18,500,000 18,767,926
Inspira Health Obligated Group , Revenue , 2017 A , 5% , 7/01/42 ............... 7,000,000 7,128,407
Inspira Health Obligated Group , Revenue , 2017 A , 4% , 7/01/47 ............... 8,700,000 7,945,540
RWJ Barnabas Health Obligated Group , Revenue , 2013 A , 5.5% , 7/01/43 ....... 4,000,000 4,002,874
RWJ Barnabas Health Obligated Group , Revenue , 2014 A , 5% , 7/01/43 ......... 3,650,000 3,662,482
RWJ Barnabas Health Obligated Group , Revenue , 2014 A , Refunding , 5% , 7/01/44 15,530,000 15,576,912
RWJ Barnabas Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 7/01/43 10,000,000 10,115,785
St. Joseph's Healthcare System Obligated Group , Revenue , 2016 , Refunding , 5% ,
7/01/41 ........................................................ 5,850,000 5,860,823
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/35 ........... 1,000,000 992,582
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/37 ........... 3,950,000 3,899,715
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/38 ........... 2,200,000 2,161,583
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/44 ........... 12,000,000 11,309,365
New Jersey Higher Education Student Assistance Authority ,
Revenue , 2019 B , Refunding , 3.25% , 12/01/39 ............................ 6,260,000 5,894,527
Revenue , 2020 C , Refunding , 4.25% , 12/01/50 ........................... 1,750,000 1,561,953
Revenue , 2021 B , Refunding , 5% , 12/01/29 .............................. 2,830,000 3,002,240
Revenue , 2023 C , 5% , 12/01/53 ....................................... 3,125,000 2,941,093
Revenue, Senior Lien , 2020 A , Refunding , 3.5% , 12/01/39 ................... 4,935,000 4,696,200
New Jersey Housing & Mortgage Finance Agency ,
Revenue , 2018 A , Refunding , 3.95% , 11/01/43 ............................ 1,100,000 969,126
Revenue , 2019 A , Refunding , 3% , 11/01/44 .............................. 510,000 388,412
Revenue , 2019 C , Refunding , 3.95% , 10/01/44 ........................... 3,955,000 3,593,357
Revenue , 2020 E , Refunding , 2.05% , 10/01/35 ............................ 4,005,000 3,221,609
Revenue , 2020 E , Refunding , 2.25% , 10/01/40 ............................ 8,020,000 5,793,632

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency, (continued)
Revenue , 2020 E , Refunding , 2.4% , 10/01/45 ............................. $ 3,205,000 $ 2,193,664
Revenue , 2020 E , Refunding , 2.45% , 10/01/50 ............................ 2,400,000 1,629,901
New Jersey Institute of Technology , Revenue , 2015 A , 5% , 7/01/45 ..............
6,000,000 6,068,374
New Jersey Transportation Trust Fund Authority ,
Revenue , 2006 C , AGMC Insured , Zero Cpn., 12/15/33 ..................... 10,000,000 7,015,474
Revenue , 2009 A , Zero Cpn., 12/15/32 .................................. 10,000,000 7,209,376
Revenue , 2009 A , Zero Cpn., 12/15/36 .................................. 500,000 293,006
Revenue , 2010 A , Zero Cpn., 12/15/29 .................................. 5,000,000 4,050,398
Revenue , 2010 A , Zero Cpn., 12/15/40 .................................. 4,750,000 2,194,910
Revenue , 2019 BB , 4% , 6/15/44 ....................................... 6,000,000 5,715,037
Revenue , 2020 AA , 4% , 6/15/50 ....................................... 3,670,000 3,408,882
Revenue , 2022 A , 4% , 6/15/41 ........................................ 2,000,000 1,981,906
Revenue , 2022 BB , 4% , 6/15/42 ....................................... 2,400,000 2,348,311
Revenue , 2022 BB , 4% , 6/15/46 ....................................... 7,325,000 6,888,323
Revenue , 2022 CC , 5.5% , 6/15/50 ..................................... 1,250,000 1,357,725
Revenue , 2023 BB , 5.25% , 6/15/50 .................................... 2,000,000 2,147,054
State of New Jersey , Revenue , 2023 A , Refunding , 5% , 6/15/38 ............... 4,000,000 4,466,954
State of New Jersey , Revenue , 2023 A , Refunding , 5.25% , 6/15/41 ............ 2,500,000 2,789,107
New Jersey Turnpike Authority ,
Revenue , 2017 A , 5% , 1/01/34 ........................................ 10,005,000 10,483,870
Revenue , 2017 B , Refunding , 5% , 1/01/40 ............................... 15,245,000 15,981,753
Revenue , 2017 G , Refunding , 4% , 1/01/43 ............................... 5,000,000 4,937,059
Revenue , 2019 A , 5% , 1/01/48 ........................................ 15,500,000 16,215,571
Revenue , 2021 A , 4% , 1/01/51 ........................................ 3,000,000 2,913,302
Revenue , 2022 B , 4.5% , 1/01/48 ...................................... 5,000,000 5,136,908
Newark Board of Education ,
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/39 .......................... 700,000 566,611
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/40 .......................... 750,000 597,051
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/41 .......................... 750,000 586,049
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/42 .......................... 700,000 538,435
Newark Housing Authority , Port Authority of New York & New Jersey , Revenue , 2017 ,
Refunding , 4% , 1/01/37 ............................................. 20,745,000 20,868,250
Passaic County Improvement Authority (The) ,
Paterson Arts & Science Charter School , Revenue , 2023 , 5.25% , 7/01/43 ........ 670,000 681,695
Paterson Arts & Science Charter School , Revenue , 2023 , 5.375% , 7/01/53 ....... 1,000,000 1,009,552
Paterson Arts & Science Charter School , Revenue , 2023 , 5.5% , 7/01/58 ......... 1,000,000 1,014,167
Salem County Pollution Control Financing Authority , Constellation Energy Generation
LLC , Revenue , 1993 A , Refunding , 4.45% , 3/01/25 ......................... 1,825,000 1,821,399
South Jersey Transportation Authority ,
Revenue , 2020 A , 5% , 11/01/45 ....................................... 5,750,000 5,921,081
Revenue , 2022 A , 4.625% , 11/01/47 .................................... 5,000,000 5,033,448
Revenue , 2022 A , 5.25% , 11/01/52 ..................................... 5,540,000 5,789,924
State of New Jersey ,
GO , 2020 A , 4% , 6/01/31 ............................................ 4,500,000 4,786,109
GO , 2020 A , 3% , 6/01/32 ............................................ 3,400,000 3,207,084
Tobacco Settlement Financing Corp. , Revenue , 2018 A , Refunding , 5.25% , 6/01/46 ..
17,000,000 17,340,116
579,383,720
New York 2.9%
Port Authority of New York & New Jersey ,
Revenue , 240 , Refunding , 5% , 7/15/53 ................................. 2,500,000 2,671,387
Revenue , 242 , Refunding , 5% , 12/01/53 ................................. 6,250,000 6,444,260

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Port Authority of New York & New Jersey, (continued)
Revenue, First Series , 171st , 5% , 7/15/30 ............................... $ 12,200,000 $ 12,217,347
21,332,994
Oregon 0.3%
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 2,000,000 1,944,084
Pennsylvania 7.6%
Delaware River Joint Toll Bridge Commission ,
Revenue , 2017 , 5% , 7/01/42 ......................................... 19,500,000 20,216,420
Revenue , 2019 A , 5% , 7/01/33 ........................................ 100,000 109,508
Revenue , 2019 A , 5% , 7/01/34 ........................................ 150,000 164,279
Revenue , 2019 A , 5% , 7/01/35 ........................................ 150,000 163,710
Revenue , 2019 A , 5% , 7/01/36 ........................................ 150,000 163,110
Revenue , 2019 A , 5% , 7/01/37 ........................................ 150,000 161,895
Revenue , 2019 A , 5% , 7/01/38 ........................................ 150,000 160,531
Revenue , 2019 A , 5% , 7/01/39 ........................................ 150,000 158,746
Revenue , 2019 A , 5% , 7/01/44 ........................................ 760,000 788,427
Revenue , 2019 B , Refunding , 5% , 7/01/31 ............................... 850,000 932,203
Revenue , 2019 B , Refunding , 5% , 7/01/32 ............................... 1,000,000 1,106,736
Delaware River Port Authority ,
Revenue , 2013 , 5% , 1/01/37 ......................................... 10,000,000 10,023,682
Revenue , 2018 A , 5% , 1/01/37 ........................................ 3,285,000 3,535,697
Revenue , 2018 A , 5% , 1/01/38 ........................................ 5,050,000 5,403,356
Revenue , 2018 A , 5% , 1/01/39 ........................................ 2,300,000 2,457,777
Revenue , 2018 A , 5% , 1/01/40 ........................................ 9,565,000 10,192,763
55,738,840
South Carolina 0.4%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,500,000 1,183,890
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,500,000 1,180,423
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 749,676
3,113,989
Texas 0.7%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 1,958,697
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,100,000 1,470,503
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,700,000 1,968,347
5,397,547
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,500,000 1,183,664
Wisconsin 1.0%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,500,000 1,158,421
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 , 5.25% , 12/01/23 .... 4,100,000 4,100,000
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 2,000,000 1,922,004
7,180,425

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 199 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 2.5%
Puerto Rico 2.5%
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... $ 2,700,000 $ 2,649,648
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 300,000 301,193
Puerto Rico Electric Power Authority ,
a,c
Revenue , 6% , 7/01/41 .............................................. 444,374 444,374
a,c
Revenue , 7.125% , 7/01/59 ........................................... 2,158,134 2,158,134
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,200,000 1,189,018
d
Revenue , WW , 5.5% , 7/01/38 ......................................... 3,950,000 997,375
Puerto Rico Highway & Transportation Authority ,
Revenue , 2022 A , 5% , 7/01/62 ........................................ 94,046 93,106
Revenue , 2022 B , Zero Cpn., 7/01/32 ................................... 61,117 39,645
Revenue , 2022 C , Zero Cpn., 7/01/53 .................................. 104,547 67,694
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
10,850,000 10,547,066
18,487,253
Total U.S. Territories .................................................................... 18,487,253
Total Municipal Bonds (Cost $ 746,812,832 ) .....................................
717,315,899
Shares
Escrows and Litigation Trusts 0.0%
†
a ,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 200,660 160,528
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
160,528
Total Long Term Investments (Cost $ 748,412,832 ) ...............................
719,046,796
a
a a a a
Short Term Investments 0.7%
Principal
Amount
Municipal Bonds 0.7%
New Jersey 0.7%
f
New Jersey Health Care Facilities Financing Authority ,
Virtua Health Obligated Group , Revenue , 2009 B , LOC JPMorgan Chase Bank NA ,
Daily VRDN and Put , 2.8% , 7/01/43 .................................. 200,000 200,000
Virtua Health Obligated Group , Revenue , 2009 C , LOC JPMorgan Chase Bank NA ,
Daily VRDN and Put , 2.85% , 7/01/43 ................................. 5,200,000 5,200,000
5,400,000
Total Municipal Bonds (Cost $ 5,400,000 ) .......................................
5,400,000
Total Short Term Investments (Cost $ 5,400,000 ) .................................
5,400,000
a
Total Investments (Cost $ 753,812,832 ) 98 .8% ...................................
$724,446,796
Other Assets, less Liabilities 1 .2% .............................................
8,806,374
Net Assets 100.0% ...........................................................
$733,253,170

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the aggregate value of these securities was $24,534,830, representing 3.3% of net assets.
c
Security purchased on a when-issued basis.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Non-income producing.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2023
Franklin North Carolina Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,600,000 $ 1,570,369
Total Corporate Bonds (Cost $1,600,000) .......................................
1,570,369
Municipal Bonds 99.2%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
2,300,000 1,882,580
Florida 1.4%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 4,680,000 3,835,300
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 1,500,000 978,757
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 3,750,000 3,140,625
7,954,682
Illinois 0.7%
Metropolitan Pier & Exposition Authority , Revenue , 2020 A , Refunding , 5% , 6/15/50 ..
500,000 506,533
State of Illinois ,
GO, 2016, 5%, 11/01/34 ............................................. 1,100,000 1,123,448
GO, 2021 A, 5%, 3/01/33 ............................................ 2,000,000 2,192,797
3,822,778
Kentucky 0.6%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 5,600,000 3,689,060
New Jersey 1.1%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/41 ...
1,000,000 990,953
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 5%, 6/15/44 ....................................... 2,900,000 3,007,891
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 500,000 375,838
Revenue, 2020 AA, 5%, 6/15/50 ....................................... 1,290,000 1,341,392
Revenue, 2022 BB, 4%, 6/15/46 ....................................... 1,000,000 940,385
6,656,459
New York 1.6%
Metropolitan Transportation Authority ,
Revenue, 2020 E, Refunding, 4%, 11/15/45 .............................. 1,595,000 1,474,796
Revenue, 2021 A-1, 4%, 11/15/48 ..................................... 5,325,000 4,843,778
Revenue, 2021 A-2, 4%, 11/15/41 ..................................... 3,000,000 2,862,333
9,180,907
North Carolina 85.9%
Cape Fear Public Utility Authority , Revenue , 2019 A , Refunding , 4% , 8/01/44 .......
3,070,000 3,072,056
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/15/40 ....... 20,000,000 20,367,214
Atrium Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 1/15/36 ....... 5,000,000 5,351,779
Atrium Health Obligated Group, Revenue, 2022 A, Refunding, 4%, 1/15/43 ....... 2,000,000 1,969,100
City of Charlotte ,
COP, 2019 A, Refunding, 5%, 6/01/44 .................................. 8,250,000 8,713,155
GO, 2023 B, Refunding, 5%, 7/01/42 ................................... 2,925,000 3,266,201
GO, 2023 B, Refunding, 5%, 7/01/43 ................................... 2,300,000 2,561,727
Airport, Revenue, 2019 B, 4%, 7/01/44 .................................. 5,515,000 5,178,519
Airport, Revenue, 2021 A, Refunding, 4%, 7/01/39 ......................... 6,000,000 6,052,129

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
City of Charlotte, (continued)
Airport, Revenue, 2021 A, Refunding, 4%, 7/01/40 ......................... $ 9,030,000 $ 9,073,896
Airport, Revenue, 2021 A, Refunding, 4%, 7/01/41 ......................... 2,410,000 2,412,908
Airport, Revenue, 2023 A, 5%, 7/01/48 .................................. 4,500,000 4,858,920
Airport, Revenue, 2023 A, 5%, 7/01/53 .................................. 6,155,000 6,605,856
Water & Sewer System, Revenue, 2018, Refunding, 4%, 7/01/38 .............. 4,150,000 4,194,207
Water & Sewer System, Revenue, 2020, Refunding, 2%, 7/01/41 .............. 500,000 345,214
City of Fayetteville , Public Works Commission , Revenue , 2018 , Refunding , 4% , 3/01/41
4,015,000 4,009,342
City of Greensboro , Combined Water & Sewer System , Revenue , 2020 A , Refunding ,
4% , 6/01/45 ...................................................... 4,500,000 4,501,638
City of Raleigh ,
GO, 2023 A, Refunding, 5%, 4/01/41 ................................... 1,775,000 1,991,048
Combined Enterprise System, Revenue, 2016 A, 4%, 3/01/46 ................. 3,000,000 2,984,756
Combined Enterprise System, Revenue, 2016 B, Refunding, 4%, 3/01/34 ........ 1,000,000 1,022,402
Combined Enterprise System, Revenue, 2023, Refunding, 4%, 9/01/53 ......... 9,305,000 9,116,805
City of Salisbury , Combined Enterprise System , Revenue , 2020 , Refunding , 5% ,
2/01/45 ......................................................... 1,000,000 1,060,019
City of Winston-Salem ,
Water & Sewer System, Revenue, 2016 A, Refunding, 4%, 6/01/34 ............ 1,350,000 1,369,318
Water & Sewer System, Revenue, 2017, 4%, 6/01/47 ....................... 10,000,000 9,906,140
County of Brunswick , GO , 2022 , 4% , 8/01/39 ..............................
1,550,000 1,584,557
County of Catawba , Revenue , 2023 , 4% , 4/01/43 ...........................
400,000 400,135
County of Dare ,
Revenue, 2021 A, 3%, 6/01/38 ........................................ 375,000 322,004
Revenue, 2021 A, 3%, 6/01/39 ........................................ 585,000 495,210
Revenue, 2021 A, 3%, 6/01/40 ........................................ 250,000 208,389
Revenue, 2021 A, 3%, 6/01/41 ........................................ 450,000 369,412
County of Durham ,
GO, 2019, 4%, 6/01/36 ............................................. 500,000 513,866
GO, 2019, 4%, 6/01/37 ............................................. 450,000 458,650
GO, 2019, 4%, 6/01/39 ............................................. 700,000 708,395
GO, 2021, Refunding, 5%, 6/01/31 ..................................... 750,000 866,598
GO, 2021, Refunding, 5%, 6/01/32 ..................................... 625,000 721,054
County of Forsyth , GO , 2023 A , 4% , 6/01/42 ...............................
1,000,000 1,011,685
County of Guilford , GO , 2017 B , 4% , 5/01/33 ...............................
5,000,000 5,121,084
County of Johnston , Water & Sewer System , Revenue , 2023 , 4% , 4/01/53 .........
1,150,000 1,109,814
County of Lincoln ,
Enterprise System, Revenue, 2020, Refunding, 3%, 8/01/38 .................. 400,000 343,070
Enterprise System, Revenue, 2020, Refunding, 3%, 8/01/41 .................. 480,000 393,588
County of Mecklenburg , GO , 2017 A , 4% , 4/01/30 ...........................
5,000,000 5,125,442
County of New Hanover ,
GO, 2021 A, Refunding, 4%, 8/01/29 ................................... 760,000 813,194
GO, 2021 A, Refunding, 4%, 8/01/30 ................................... 605,000 653,299
Revenue, 2021, Refunding, 5%, 8/01/30 ................................. 3,375,000 3,820,371
New Hanover Regional Medical Center, Revenue, 2017, Pre-Refunded, 5%,
10/01/42 ....................................................... 5,000,000 5,372,449
New Hanover Regional Medical Center, Revenue, 2017, Pre-Refunded, 5%,
10/01/47 ....................................................... 13,565,000 14,575,454
County of Union , Enterprise System , Revenue , 2021 , 4% , 6/01/32 ...............
1,050,000 1,117,174
County of Wake ,
GO, 2019 A, 5%, 3/01/32 ............................................ 7,870,000 8,718,335
Revenue, 2021, 3%, 3/01/35 ......................................... 5,535,000 5,212,701
Revenue, 2021, 3%, 3/01/36 ......................................... 6,000,000 5,518,648

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
Greater Asheville Regional Airport Authority , Revenue , 2023 , AGMC Insured , 5.25% ,
7/01/53 ......................................................... $ 2,500,000 $ 2,626,938
c
North Carolina Agricultural & Technical State University , Revenue , 2023 , 5% , 10/01/43 1,000,000 1,086,819
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/25 .......... 1,700,000 1,729,235
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/27 .......... 400,000 417,988
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/28 .......... 500,000 527,704
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/29 .......... 550,000 584,292
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/30 .......... 1,860,000 1,986,677
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/31 .......... 1,855,000 1,990,163
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/32 .......... 1,000,000 1,069,806
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/33 .......... 1,670,000 1,778,807
Campbell University, Inc., Revenue, 2021 A, Refunding, 4%, 10/01/34 .......... 740,000 728,389
Campbell University, Inc., Revenue, 2021 A, Refunding, 4%, 10/01/35 .......... 360,000 351,339
Duke University, Revenue, 2015 B, Pre-Refunded, 5%, 10/01/41 .............. 13,585,000 14,085,514
Duke University, Revenue, 2016 B, Refunding, 5%, 10/01/40 ................. 2,500,000 2,581,604
Duke University, Revenue, 2016 B, Refunding, 5%, 7/01/42 .................. 5,500,000 5,661,677
Duke University, Revenue, 2016 B, Refunding, 4%, 10/01/44 ................. 5,085,000 5,049,845
Duke University, Revenue, 2016 B, Refunding, 5%, 10/01/44 ................. 13,000,000 13,361,109
High Point University, Revenue, 2021, Refunding, 4%, 5/01/32 ................ 2,000,000 2,046,655
High Point University, Revenue, 2021, Refunding, 4%, 5/01/33 ................ 1,000,000 1,020,363
High Point University, Revenue, 2021, Refunding, 4%, 5/01/34 ................ 2,270,000 2,308,952
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/35 .............. 5,000,000 5,063,683
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/38 .............. 5,500,000 5,529,318
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/39 .............. 5,250,000 5,270,153
Wake Forest University, Revenue, 2018, 4%, 1/01/48 ....................... 10,000,000 9,721,253
Wake Forest University, Revenue, 2018, 5%, 1/01/48 ....................... 13,500,000 13,953,572
North Carolina Central University ,
Revenue, 2019, AGMC Insured, 5%, 4/01/44 ............................. 1,575,000 1,653,471
Revenue, 2019, 4%, 4/01/49 ......................................... 1,000,000 886,356
North Carolina Housing Finance Agency ,
Revenue, 41, GNMA Insured, 3.55%, 7/01/44 ............................. 4,195,000 3,612,631
Revenue, 41, GNMA Insured, 3.625%, 7/01/49 ............................ 6,435,000 5,440,842
Revenue, 42, GNMA Insured, 2.45%, 7/01/34 ............................. 750,000 632,628
Revenue, 42, GNMA Insured, 2.625%, 7/01/39 ............................ 3,035,000 2,389,906
Revenue, 42, GNMA Insured, 2.85%, 1/01/43 ............................. 2,660,000 2,054,482
Revenue, 43, GNMA Insured, 2.8%, 1/01/40 .............................. 4,715,000 3,778,726
Revenue, 43, GNMA Insured, 2.95%, 7/01/43 ............................. 2,170,000 1,719,541
Revenue, 44, 3%, 7/01/46 ........................................... 2,740,000 2,013,791
Revenue, 45, Refunding, GNMA Insured, 2.2%, 7/01/40 ..................... 1,805,000 1,284,813
Revenue, 46 A, GNMA Insured, 1.55%, 1/01/30 ........................... 2,100,000 1,782,171
Revenue, 46 A, GNMA Insured, 1.75%, 1/01/31 ........................... 975,000 839,965
North Carolina Medical Care Commission ,
Atrium Health Wake Forest Baptist Obligated Group, Revenue, 2019 A, 5%, 12/01/33 1,000,000 1,074,622
Caromont Health Obligated Group, Revenue, 2021 A, 4%, 2/01/36 ............. 1,675,000 1,707,103
Duke University Health System, Inc., Revenue, 2016 D, Refunding, 4%, 6/01/42 ... 7,000,000 6,881,701
EveryAge Obligated Group, Revenue, 2021 A, Refunding, 4%, 9/01/47 .......... 2,935,000 2,239,624
EveryAge Obligated Group, Revenue, 2021 A, Refunding, 4%, 9/01/51 .......... 960,000 710,289
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/33 ............ 180,000 165,065
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/34 ............ 185,000 168,031
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/41 ............ 920,000 746,780
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/46 ............ 1,665,000 1,283,705
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/51 ............ 1,670,000 1,235,607
Friends Homes Obligated Group, Revenue, 2020 A, 4%, 9/01/50 .............. 3,000,000 2,152,425
Novant Health Obligated Group, Revenue, 2013 A, Refunding, 5%, 11/01/46 ..... 20,000,000 20,006,740
Novant Health Obligated Group, Revenue, 2019 A, 4%, 11/01/49 .............. 6,115,000 5,666,103

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Medical Care Commission, (continued)
Novant Health Obligated Group, Revenue, 2019 A, 4%, 11/01/52 .............. $ 6,640,000 $ 6,202,970
Pines at Davidson, Inc. Obligated Group, Revenue, 2019 A, 5%, 1/01/34 ........ 2,050,000 2,053,661
Pines at Davidson, Inc. Obligated Group, Revenue, 2019 A, 5%, 1/01/49 ........ 5,000,000 4,566,817
Plantation Village, Inc. Obligated Group, Revenue, 2021 A, Refunding, 4%, 1/01/41 1,020,000 831,304
Plantation Village, Inc. Obligated Group, Revenue, 2021 A, Refunding, 4%, 1/01/52 3,510,000 2,566,160
Presbyterian Homes Obligated Group, Revenue, 2016 C, Refunding, 5%, 10/01/31 5,000,000 5,077,245
Presbyterian Homes Obligated Group, Revenue, 2020 A, 5%, 10/01/40 ......... 1,800,000 1,810,212
Presbyterian Homes Obligated Group, Revenue, 2020 A, 4%, 10/01/45 ......... 1,000,000 831,838
Presbyterian Homes Obligated Group, Revenue, 2020 A, 5%, 10/01/45 ......... 2,420,000 2,385,052
Presbyterian Homes Obligated Group, Revenue, 2020 A, 4%, 10/01/50 ......... 1,350,000 1,080,484
Presbyterian Homes Obligated Group, Revenue, 2020 A, 5%, 10/01/50 ......... 1,400,000 1,355,704
Rex Hospital, Inc. Obligated Group, Revenue, 2020 A, 4%, 7/01/49 ............ 4,000,000 3,638,549
Vidant Health Obligated Group, Revenue, 2015, Refunding, 5%, 6/01/40 ........ 5,000,000 5,055,020
North Carolina Municipal Power Agency No. 1 , Revenue , 2015 A , Refunding , 5% ,
1/01/32 ......................................................... 4,200,000 4,325,524
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien, 2020 A, 5%, 6/01/25 .............................. 125,000 127,429
Revenue, Senior Lien, 2020 A, 5%, 6/01/26 .............................. 300,000 310,280
Revenue, Senior Lien, 2020 A, 5%, 6/01/27 .............................. 450,000 472,455
Revenue, Senior Lien, 2020 A, 5%, 6/01/28 .............................. 500,000 530,971
Revenue, Senior Lien, 2020 A, 5%, 6/01/29 .............................. 350,000 374,903
Revenue, Senior Lien, 2020 A, 3.125%, 6/01/39 ........................... 835,000 783,250
North Carolina Turnpike Authority ,
Revenue, 2016 A, Refunding, 5%, 7/01/54 ............................... 2,560,000 2,580,287
Revenue, 2018 A, Refunding, 4%, 1/01/36 ............................... 4,875,000 4,985,734
Revenue, 2018 A, Refunding, 4%, 1/01/39 ............................... 9,815,000 9,852,798
Revenue, 2021, Refunding, 5%, 7/01/35 ................................. 1,300,000 1,481,682
Revenue, 2021, Refunding, 5%, 7/01/36 ................................. 1,750,000 1,978,695
Revenue, 2021, Refunding, 5%, 7/01/37 ................................. 1,770,000 1,982,373
Revenue, 2021, Refunding, 5%, 7/01/38 ................................. 1,250,000 1,387,485
Revenue, 2021, Refunding, 5%, 7/01/39 ................................. 1,500,000 1,657,343
Revenue, 2021, Refunding, 5%, 7/01/40 ................................. 1,270,000 1,398,000
Revenue, 2021, Refunding, 5%, 7/01/41 ................................. 2,000,000 2,193,732
Revenue, Senior Lien, 2017, Refunding, AGMC Insured, 5%, 1/01/31 ........... 1,000,000 1,050,247
Revenue, Senior Lien, 2019, AGMC Insured, 5%, 1/01/49 ................... 2,000,000 2,062,912
Revenue, Senior Lien, 2019, 4%, 1/01/55 ................................ 5,000,000 4,439,723
Raleigh Durham Airport Authority ,
Revenue, 2015 A, Refunding, 5%, 5/01/27 ............................... 350,000 359,007
Revenue, 2015 A, Refunding, 5%, 5/01/30 ............................... 550,000 561,918
Revenue, 2020 A, Refunding, 5%, 5/01/36 ............................... 2,580,000 2,768,392
State of North Carolina ,
GO, 2019 B, 5%, 6/01/29 ............................................ 2,500,000 2,802,221
GO, 2020 A, 5%, 6/01/31 ............................................ 2,500,000 2,839,581
Highway Trust Fund, Revenue, 2020 B, 4%, 5/01/35 ....................... 2,750,000 2,875,730
Town of Cary , Combined Utility Systems , Revenue , 2017 B , Refunding , 4% , 12/01/42
8,000,000 8,043,451
Town of Oak Island , Enterprise System , Revenue , 2017 , Refunding , AGMC Insured ,
5% , 6/01/33 ...................................................... 1,000,000 1,060,564
University of North Carolina at Chapel Hill ,
Revenue, 2021 B, Refunding, 5%, 12/01/34 .............................. 1,225,000 1,412,158
Revenue, 2021 B, Refunding, 5%, 12/01/37 .............................. 2,180,000 2,447,589
Hospitals at Chapel Hill, Revenue, 2019, 5%, 2/01/49 ....................... 6,920,000 7,599,413
University of North Carolina at Charlotte (The) ,
Revenue, 2014, Pre-Refunded, 5%, 4/01/43 .............................. 5,000,000 5,029,868
Revenue, 2017, 5%, 10/01/47 ........................................ 5,000,000 5,194,109

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
University of North Carolina at Charlotte (The), (continued)
Revenue, 2017 A, Refunding, 4%, 10/01/40 .............................. $ 2,250,000 $ 2,254,108
Revenue, 2020 A, Refunding, 4%, 10/01/40 .............................. 290,000 290,782
University of North Carolina at Greensboro ,
Revenue, 2017, Refunding, 4%, 4/01/35 ................................. 1,205,000 1,221,961
Revenue, 2017, Refunding, 4%, 4/01/36 ................................. 1,000,000 1,011,609
University of North Carolina at Wilmington , Revenue , 2015 , Refunding , 5% , 6/01/37 .
3,000,000 3,044,276
University of North Carolina System , Appalachian State University , Revenue , 2008 A ,
AGMC Insured , 5% , 10/01/33 ......................................... 160,000 160,029
Western Carolina University ,
Revenue, 2020 B, 3%, 4/01/36 ........................................ 1,000,000 910,774
Revenue, 2020 B, 4%, 4/01/50 ........................................ 5,000,000 4,788,785
496,305,064
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,600,000 1,262,816
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,600,000 1,259,118
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,500,000 1,874,190
4,396,124
Texas 0.7%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,100,000 1,470,504
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/32 200,000 191,401
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/33 200,000 190,366
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,800,000 2,041,248
3,893,519
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,600,000 1,262,575
Wisconsin 0.9%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,600,000 1,235,650
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 4,200,000 4,200,000
5,435,650
U.S. Territories 5.0%
Guam 0.8%
Antonio B Won Pat International Airport Authority ,
Revenue, 2023 A, Refunding, 5.25%, 10/01/30 ............................ 750,000 765,252
Revenue, 2023 A, Refunding, 5.125%, 10/01/34 ........................... 390,000 391,281
Revenue, 2023 A, Refunding, 5.25%, 10/01/35 ............................ 265,000 266,585
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
3,205,000 3,224,862
4,647,980
Puerto Rico 4.2%
Commonwealth of Puerto Rico ,
d
GO, FRN, Zero Cpn., 11/01/43 ........................................ 103,304 53,847
GO, 2022 A-1, 5.625%, 7/01/27 ....................................... 25,850 27,016
GO, 2022 A-1, 5.625%, 7/01/29 ....................................... 25,431 26,917

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, (continued)
GO, 2022 A-1, 5.75%, 7/01/31 ........................................ $ 24,701 $ 26,614
GO, 2022 A-1, 4%, 7/01/33 .......................................... 23,423 21,912
GO, 2022 A-1, 4%, 7/01/35 .......................................... 21,054 19,307
GO, 2022 A-1, 4%, 7/01/37 .......................................... 18,070 16,189
GO, 2022 A-1, 4%, 7/01/41 .......................................... 24,568 21,274
GO, 2022 A-1, 4%, 7/01/46 .......................................... 25,551 21,296
GO, 2022 A-1, Zero Cpn., 7/01/24 ..................................... 3,797 3,706
GO, 2022 A-1, Zero Cpn., 7/01/33 ..................................... 30,143 18,389
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 2,000,000 1,962,702
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 300,000 301,193
Puerto Rico Electric Power Authority ,
a,c
Revenue, 6%, 7/01/41 .............................................. 462,937 462,937
a,c
Revenue, 7.125%, 7/01/59 ........................................... 2,248,276 2,248,276
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,500,000 1,486,272
e
Revenue, XX, 5.25%, 7/01/40 ........................................ 4,120,000 1,040,300
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 596,256 590,294
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 387,485 251,352
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 662,828 429,178
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/33 .. 440,000 474,281
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/41 .. 220,000 197,298
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 12,890,000 12,530,109
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 2,000,000 1,898,093
24,128,752
Total U.S. Territories .................................................................... 28,776,732
Total Municipal Bonds (Cost $608,508,917) .....................................
573,256,130
Shares
Escrows and Litigation Trusts 0.0%
†
a,f
Puerto Rico Electric Power Authority, Escrow Account ........................ 209,296 167,437
Total Escrows and Litigation Trusts (Cost $–) ...................................
167,437
Total Long Term Investments (Cost $610,108,917) ...............................
574,993,936
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 199 .
Short Term Investments 0.1%
a a
Principal
Amount
a
Value
Municipal Bonds 0.1%
North Carolina 0.1%
g
Charlotte-Mecklenburg Hospital Authority (The) , Atrium Health Obligated Group ,
Revenue , 2018 H , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 3.25% ,
1/15/48 ......................................................... $ 600,000 $ 600,000
Total Municipal Bonds (Cost $600,000) .........................................
600,000
Total Short Term Investments (Cost $600,000 ) ..................................
600,000
a
Total Investments (Cost $610,708,917) 99.6% ...................................
$575,593,936
Other Assets, less Liabilities 0.4% .............................................
2,329,804
Net Assets 100.0% ...........................................................
$577,923,740
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the aggregate value of these securities was $21,155,425, representing 3.7% of net assets.
c
Security purchased on a when-issued basis.
d
The coupon rate shown represents the rate at period end.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Non-income producing.
g
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2023
Franklin Ohio Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 3,200,000 $ 3,140,737
Total Corporate Bonds (Cost $ 3,200,000 ) .......................................
3,140,737
Municipal Bonds 98.5%
California 0.2%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
2,800,000 2,291,837
Florida 0.8%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 9,144,000 7,493,587
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 2,200,000 1,435,510
8,929,097
Illinois 0.1%
State of Illinois , GO , 2021 A , 5% , 3/01/32 .................................
1,250,000 1,372,860
Kentucky 0.9%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 15,210,000 10,019,750
New Jersey 0.3%
New Jersey Transportation Trust Fund Authority ,
Revenue , 2020 AA , 4% , 6/15/35 ....................................... 1,500,000 1,540,296
Revenue , 2022 A , 4% , 6/15/38 ........................................ 2,000,000 2,029,526
3,569,822
New York 0.7%
Metropolitan Transportation Authority ,
Revenue , 2020 A-1 , 4% , 11/15/40 ..................................... 6,750,000 6,520,217
Revenue , 2021 A-1 , 4% , 11/15/48 ..................................... 750,000 682,222
7,202,439
Ohio 90.8%
c
Akron City School District , COP , 2023 , AGMC Insured , 5% , 8/01/53 .............. 3,000,000 3,119,537
American Municipal Power, Inc. ,
Combined Hydroelectric , Revenue , 2016 A , Refunding , 4% , 2/15/35 ............ 1,000,000 1,006,880
Combined Hydroelectric , Revenue , 2016 A , Refunding , 5% , 2/15/46 ............ 7,500,000 7,606,859
Greenup Hydroelectric , Revenue , 2016 A , 5% , 2/15/41 ...................... 5,000,000 5,094,354
Prairie State Energy Campus , Revenue , 2015 A , Refunding , 5% , 2/15/28 ........ 5,000,000 5,012,799
Prairie State Energy Campus , Revenue , 2017 A , Refunding , 5% , 2/15/37 ........ 3,700,000 3,884,778
Prairie State Energy Campus , Revenue , 2017 A , Refunding , 5% , 2/15/38 ........ 3,500,000 3,650,656
Solar Electricity Prepayment , Revenue , 2019 A , 5% , 2/15/44 ................. 3,345,000 3,425,614
Anthony Wayne Local School District , GO , 2017 A , 4% , 12/01/39 ................
3,000,000 2,973,260
Apollo Joint Vocational School District , GO , 2017 , Refunding , 4% , 12/01/39 ........
6,530,000 6,540,408
Beachwood City School District , GO , 2023 , 4% , 12/01/53 .....................
7,575,000 7,135,254
Bethel Local School District , COP , 2020 , BAM Insured , 2.75% , 12/01/49 ..........
4,000,000 2,680,604
Big Walnut Local School District , GO , 2019 , 5% , 12/01/53 .....................
9,155,000 9,536,262
Bloom-Carroll Local School District , GO , 2018 A , 5% , 11/01/55 .................
7,025,000 7,335,565
Bowling Green State University , Revenue , 2017 B , Refunding , 5% , 6/01/42 ........
1,045,000 1,071,830
Brooklyn City School District ,
GO , 2017 , Refunding , AGMC Insured , 5% , 12/01/38 ........................ 1,905,000 1,996,860
GO , 2017 , Refunding , AGMC Insured , 5% , 12/01/49 ........................ 9,000,000 9,299,399

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Butler County Port Authority ,
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/33 ........................................................ $ 135,000 $ 135,052
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/34 ........................................................ 185,000 185,658
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/35 ........................................................ 195,000 195,643
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/36 ........................................................ 205,000 204,104
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/37 ........................................................ 210,000 205,405
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/38 ........................................................ 220,000 210,798
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/39 ........................................................ 225,000 213,139
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/40 ........................................................ 240,000 226,026
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/41 ........................................................ 245,000 228,860
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/46 ........................................................ 900,000 814,984
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/51 ........................................................ 1,000,000 881,233
Canal Winchester Local School District ,
GO , 2005 , NATL Insured , Zero Cpn., 12/01/32 ............................ 3,955,000 2,883,388
GO , 2005 , NATL Insured , Zero Cpn., 12/01/33 ............................ 2,000,000 1,401,144
Chillicothe City School District ,
GO , 2006 , Refunding , NATL Insured , Zero Cpn., 12/01/23 ................... 1,905,000 1,905,000
GO , 2006 , Refunding , NATL Insured , Zero Cpn., 12/01/24 ................... 1,905,000 1,837,289
Cincinnati City School District ,
GO , 2006 , Refunding , NATL Insured , 5.25% , 12/01/27 ...................... 14,900,000 16,343,764
GO , 2006 , Refunding , NATL Insured , 5.25% , 12/01/28 ...................... 8,180,000 9,107,072
City of Chillicothe ,
Adena Health System Obligated Group , Revenue , 2017 , Refunding , 5% , 12/01/37 . 2,890,000 2,963,032
Adena Health System Obligated Group , Revenue , 2017 , Refunding , 5% , 12/01/47 . 2,110,000 2,126,493
City of Cincinnati , GO , 2015 A , Pre-Refunded , 5.25% , 12/01/40 .................
6,500,000 6,704,155
City of Cleveland ,
GO , 2012 , 5% , 12/01/30 ............................................. 35,000 35,045
GO , 2020 A , 2% , 12/01/36 ........................................... 1,215,000 938,631
Water Pollution Control , Revenue , 2016 , 5% , 11/15/41 ...................... 2,000,000 2,026,532
City of Columbus ,
GO , 2018 A , 5% , 4/01/34 ............................................ 7,000,000 7,654,355
GO , 2019 A , 5% , 4/01/40 ............................................ 3,000,000 3,213,355
GO , 2021 A , 5% , 4/01/40 ............................................ 1,900,000 2,071,298
Sewerage , Revenue , 2014 , Refunding , 4% , 6/01/31 ........................ 15,000,000 15,069,589
Sewerage , Revenue , 2015 , Refunding , 5% , 6/01/30 ........................ 5,000,000 5,238,878
City of Marysville ,
Wastewater Treatment System , Revenue , 2015 , Refunding , BAM Insured , 4% ,
12/01/40 ....................................................... 3,015,000 2,998,436
Wastewater Treatment System , Revenue , 2015 , Refunding , BAM Insured , 5% ,
12/01/47 ....................................................... 5,035,000 5,076,481
Wastewater Treatment System , Revenue , 2016 , Refunding , BAM Insured , 4% ,
12/01/46 ....................................................... 9,370,000 9,048,957

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
City of Mount Vernon , Mount Vernon Nazarene University , Revenue , 2022 , Refunding ,
4% , 2/01/37 ...................................................... $ 995,000 $ 929,766
City of St. Bernard , Income Tax , Revenue , 2013 , AGMC Insured , 5% , 12/01/43 .....
3,760,000 3,761,409
City of Westerville , Revenue , 2014 , 5% , 12/01/30 ...........................
2,765,000 2,786,753
Cleveland Department of Public Utilities Division of Public Power ,
Revenue , 2020 A , Refunding , AGMC Insured , 4% , 11/15/38 .................. 600,000 592,592
Revenue , B-2 , NATL Insured , Zero Cpn., 11/15/38 ......................... 10,000,000 5,029,355
Cleveland-Cuyahoga County Port Authority ,
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/37 ....... 700,000 708,249
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/38 ....... 100,000 100,046
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/39 ....... 700,000 692,277
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/40 ....... 100,000 97,737
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/46 ....... 500,000 465,581
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/51 ....... 2,000,000 1,832,792
Euclid Avenue Development Corp. , Revenue , 2022 A , 5.5% , 8/01/52 ........... 9,000,000 9,470,258
Columbus-Franklin County Finance Authority ,
Revenue , 2021 C , 2.5% , 11/15/41 ..................................... 900,000 660,952
Revenue , 2021 C , 3% , 5/15/51 ........................................ 2,180,000 1,445,548
County of Butler ,
UC Health Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/45 .......... 20,270,000 20,272,970
UC Health Obligated Group , Revenue , 2017 , Refunding , 4% , 11/15/36 .......... 4,140,000 3,807,727
UC Health Obligated Group , Revenue , 2017 , Refunding , 4% , 11/15/37 .......... 1,500,000 1,352,303
County of Cuyahoga , GO , 2020 A , Refunding , 4% , 12/01/34 ...................
750,000 777,835
County of Franklin ,
Nationwide Children's Hospital, Inc. , Revenue , 2016 C , Refunding , 5% , 11/01/34 .. 2,600,000 2,758,187
Nationwide Children's Hospital, Inc. , Revenue , 2016 C , Refunding , 4% , 11/01/40 .. 5,000,000 4,896,918
Ohio Living Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/33 .......... 5,270,000 4,745,805
Ohio Living Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/34 .......... 2,240,000 1,994,756
Ohio Living Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/35 .......... 2,900,000 2,556,106
Ohio Living Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/36 .......... 2,640,000 2,277,335
Ohio Living Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/40 .......... 2,590,000 2,090,548
Ohio Living Obligated Group , Revenue , 2023 , Refunding , 5.25% , 7/01/41 ........ 5,000,000 4,709,706
OhioHealth Obligated Group , Revenue , 2015 , 5% , 5/15/33 ................... 6,290,000 6,431,879
Sales Tax , Revenue , 2018 , 5% , 6/01/43 ................................. 6,000,000 6,297,623
Trinity Health Corp. Obligated Group , Revenue , 2017 , 5% , 12/01/46 ............ 3,515,000 3,553,698
Trinity Health Corp. Obligated Group , Revenue , 2017 A-OH , 5% , 12/01/47 ....... 11,800,000 11,939,213
Trinity Health Corp. Obligated Group , Revenue , 2019 A , 4% , 12/01/49 .......... 6,030,000 5,550,241
County of Hamilton , TriHealth Obligated Group , Revenue , 2017 A , 5% , 8/15/42 .....
5,000,000 5,104,720
County of Lucas , GO , 2022 , 4.75% , 12/01/52 ..............................
3,000,000 3,030,963
County of Mahoning ,
Sewer System , Revenue , 2022 , Refunding , 5% , 12/01/46 .................... 3,000,000 3,150,151
Western Reserve Care System , Revenue , 1995 , NATL Insured , ETM, 5.5% , 10/15/25 1,165,000 1,195,618
County of Miami , Kettering Health Network Obligated Group , Revenue , 2019 ,
Refunding , 5% , 8/01/45 ............................................. 5,000,000 5,072,011
County of Montgomery , Premier Health Partners Obligated Group , Revenue , 2019 A ,
Refunding , 4% , 11/15/39 ............................................ 5,000,000 4,570,098
County of Ross ,
Adena Health System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 . 3,805,000 3,924,801
Adena Health System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/44 . 1,300,000 1,319,754
County of Union , GO , 2018 , 5% , 12/01/47 .................................
5,000,000 5,179,531
Cuyahoga Falls City School District , GO , 2021 , BAM Insured , 4% , 12/01/51 .......
1,485,000 1,377,579
Dayton City School District , GO , 2014 , Refunding , 5% , 11/01/30 ................
5,000,000 5,657,660
Dayton-Montgomery County Port Authority ,
Southwest Ohio Regional Bond Fund , Revenue , 2021 C , 2% , 11/15/31 .......... 410,000 350,101

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Dayton-Montgomery County Port Authority, (continued)
Southwest Ohio Regional Bond Fund , Revenue , 2021 C , 2.5% , 11/15/41 ........ $ 1,615,000 $ 1,186,041
Deer Park Community City School District , GO , 2017 A , 5.25% , 12/01/53 .........
3,000,000 3,051,839
Dublin City School District , GO , 2019 A , 4% , 12/01/44 ........................
10,000,000 9,714,730
Elyria City School District , GO , 2017 A , 5% , 12/01/43 ........................
5,500,000 5,707,657
Franklin County Convention Facilities Authority , Revenue , 2014 , Pre-Refunded , 5% ,
12/01/35 ........................................................ 20,000,000 20,328,392
Fremont City School District , GO , 2017 A , 5% , 1/15/49 .......................
13,970,000 14,218,429
Grandview Heights City School District , GO , 2019 , 5% , 12/01/53 ................
2,150,000 2,232,685
Green Local School District , COP , 2022 , AGMC Insured , 5% , 11/01/52 ...........
2,000,000 2,056,988
Hilliard School District , GO , 2017 , 4% , 12/01/46 ............................
10,000,000 9,544,092
Hudson City School District , GO , 2018 , 4% , 12/01/45 ........................
18,870,000 18,561,634
Indian Creek Local School District ,
GO , 2018 A , 5% , 11/01/55 ........................................... 3,000,000 3,078,798
GO , 2018 B , BAM Insured , 5% , 11/01/55 ................................ 3,910,000 4,054,621
Lakota Local School District , GO , 2005 , Refunding , NATL Insured , 5.25% , 12/01/26 .
2,000,000 2,139,917
Licking Heights Local School District , GO , 2022 , 4.5% , 10/01/51 ................
1,800,000 1,812,992
Little Miami Local School District ,
GO , 2018 , 5% , 11/01/43 ............................................. 1,000,000 1,019,507
GO , 2018 , 5% , 11/01/48 ............................................. 2,460,000 2,501,189
Madeira City School District , GO , Refunding , AGMC Insured , 5.25% , 12/01/32 .....
9,605,000 10,981,347
Miami University ,
Revenue , 2014 , Refunding , 5% , 9/01/31 ................................. 2,320,000 2,346,610
Revenue , 2014 , Refunding , 5% , 9/01/34 ................................. 3,500,000 3,536,290
Revenue , 2017 , Refunding , 5% , 9/01/41 ................................. 5,000,000 5,111,257
Revenue , 2022 A , Refunding , 5% , 9/01/34 ............................... 1,000,000 1,134,446
Miami Valley Career Technology Center , GO , 2018 , 5% , 12/01/44 ...............
20,000,000 20,969,012
Northeast Ohio Medical University ,
Revenue , 2021 A , Refunding , 3% , 12/01/23 .............................. 75,000 75,000
Revenue , 2021 A , Refunding , 5% , 12/01/25 .............................. 125,000 127,525
Revenue , 2021 A , Refunding , 5% , 12/01/27 .............................. 100,000 104,502
Revenue , 2021 A , Refunding , 5% , 12/01/29 .............................. 110,000 116,514
Revenue , 2021 A , Refunding , 3% , 12/01/40 .............................. 500,000 390,565
Revenue , 2021 A , Refunding , 4% , 12/01/45 .............................. 450,000 392,908
Revenue , 2022 , BAM Insured , 5% , 12/01/43 ............................. 1,000,000 1,040,761
Northeast Ohio Regional Sewer District , Revenue , 2019 , Refunding , 3% , 11/15/35 ..
3,500,000 3,220,972
Northeastern Local School District ,
GO , 2018 , AGMC Insured , 5.25% , 12/01/45 .............................. 5,420,000 5,770,801
GO , 2018 , AGMC Insured , 4% , 12/01/55 ................................ 5,000,000 4,477,562
Norwood City School District ,
GO , 2017 A , Pre-Refunded , 5% , 11/01/46 ............................... 5,000,000 5,244,232
GO , 2017 A , Pre-Refunded , 5.25% , 11/01/51 ............................. 7,645,000 8,062,581
d
Ohio Air Quality Development Authority ,
Ohio Valley Electric Corp. , Revenue , 2009 B , Mandatory Put , 1.375% , 11/01/24 ... 1,875,000 1,801,557
Ohio Valley Electric Corp. , Revenue , 2009 C , Mandatory Put , 1.5% , 11/04/25 ..... 2,000,000 1,841,443
Ohio Center Local Government Capital Asset Financing Program , GO , 2003 , AGMC
Insured , 5.25% , 12/01/23 ............................................ 120,000 120,000
Ohio Higher Educational Facility Commission ,
Ashtabula County Medical Center Obligated Group , Revenue , 2022 , 5.25% , 1/01/52 4,895,000 4,921,745
Baldwin Wallace University , Revenue , 2022 , 6% , 12/01/52 ................... 5,970,000 6,224,312
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/42 .................. 4,900,000 5,063,307
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/47 .................. 2,000,000 2,046,192

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Higher Educational Facility Commission, (continued)
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/52 .................. $ 5,100,000 $ 5,191,043
Case Western Reserve University , Revenue , 2016 , Refunding , 5% , 12/01/40 ..... 6,000,000 6,205,888
Cleveland Institute of Music (The) , Revenue , 2022 , 5% , 12/01/32 .............. 300,000 309,299
Cleveland Institute of Music (The) , Revenue , 2022 , 5.125% , 12/01/42 ........... 3,390,000 3,310,848
Cleveland Institute of Music (The) , Revenue , 2022 , 5.375% , 12/01/52 ........... 3,100,000 3,002,385
John Carroll University , Revenue , 2020 , 4% , 10/01/45 ...................... 1,100,000 959,645
John Carroll University , Revenue , 2020 , 4% , 10/01/50 ...................... 3,500,000 2,941,337
John Carroll University , Revenue , 2022 , Refunding , 4% , 10/01/47 .............. 10,360,000 8,884,491
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/42 ........... 1,540,000 1,400,941
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/45 ........... 1,360,000 1,210,288
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/50 ........... 2,900,000 2,507,733
Kenyon College , Revenue , 2016 , Refunding , 5% , 7/01/42 ................... 5,320,000 5,420,288
Kenyon College , Revenue , 2016 , Refunding , 4% , 7/01/44 ................... 5,180,000 4,817,178
Kenyon College , Revenue , 2017 , 5% , 7/01/42 ............................ 1,250,000 1,282,486
Kenyon College , Revenue , 2017 , 4% , 7/01/47 ............................ 4,000,000 3,728,887
Otterbein Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/30 ...... 1,095,000 1,086,159
University of Dayton , Revenue , 2018 A , 4% , 12/01/43 ....................... 11,885,000 11,325,331
University of Dayton , Revenue , 2020 , Refunding , 5% , 2/01/29 ................ 415,000 451,930
University of Dayton , Revenue , 2020 , Refunding , 5% , 2/01/30 ................ 400,000 440,759
University of Dayton , Revenue , 2020 , Refunding , 5% , 2/01/32 ................ 340,000 371,613
University of Dayton , Revenue , 2020 , Refunding , 5% , 2/01/33 ................ 130,000 141,902
University of Dayton , Revenue , 2020 , Refunding , 5% , 2/01/34 ................ 500,000 544,594
University of Dayton , Revenue , 2020 , Refunding , 4% , 2/01/36 ................ 900,000 913,198
University of Dayton , Revenue , 2020 , Refunding , 4% , 2/01/39 ................ 480,000 474,270
Ohio Housing Finance Agency ,
Revenue , 2020 B , GNMA Insured , 2.1% , 9/01/35 .......................... 485,000 381,343
b
Revenue , 144A, 2023 A , 5.625% , 8/01/41 ............................... 17,000,000 16,931,830
b
Middletown Phase Two LP , Revenue , 144A, 2023 A , 6% , 9/01/41 .............. 11,000,000 11,063,023
Ohio State University (The) , Revenue , 2021 A , 4% , 12/01/48 ...................
10,020,000 9,865,301
Ohio Turnpike & Infrastructure Commission ,
Revenue , 2018 A , 5% , 2/15/43 ........................................ 19,600,000 20,487,170
Revenue , 2018 A , 5% , 2/15/46 ........................................ 13,750,000 14,305,599
Revenue, Junior Lien , 2013 A-2 , BAM Insured , Zero Cpn., 2/15/38 ............. 3,665,000 2,035,937
Revenue, Junior Lien , 2013 A-2 , Zero Cpn., 2/15/43 ........................ 10,485,000 4,391,546
Ohio University , Revenue , 2017 A , Refunding , 5% , 12/01/45 ...................
7,000,000 7,225,952
Ohio Water Development Authority ,
Revenue , 2019 , 5% , 12/01/39 ........................................ 5,000,000 5,417,289
Revenue , 2019 , 5% , 6/01/44 ......................................... 1,330,000 1,422,481
Revenue , 2021 , 5% , 6/01/46 ......................................... 10,555,000 11,395,154
Water Pollution Control Loan Fund , Revenue , 2019 B , Refunding , 5% , 12/01/44 ... 10,000,000 10,689,596
Water Pollution Control Loan Fund , Revenue , 2020 A , 5% , 12/01/50 ............ 6,820,000 7,255,424
Ohio Water Development Authority Water Pollution , Control Loan Fund , Revenue , 2023
B , 5% , 12/01/36 ................................................... 5,675,000 6,536,741
Olentangy Local School District , GO , 2016 , 4% , 12/01/46 .....................
7,660,000 7,310,804
Princeton City School District ,
GO , 2014 , Pre-Refunded , 5% , 12/01/39 ................................. 12,000,000 12,220,586
GO , 2014 , Refunding , Zero Cpn., 12/01/40 ............................... 6,000,000 2,978,311
GO , 2014 , Refunding , Zero Cpn., 12/01/41 ............................... 6,000,000 2,849,897
Russia Local School District , GO , 2023 , 5% , 12/01/52 ........................
1,670,000 1,755,682
Springboro Community City School District ,
GO , 2007 , Refunding , AGMC Insured , 5.25% , 12/01/27 ..................... 5,175,000 5,605,006
GO , 2007 , Refunding , AGMC Insured , 5.25% , 12/01/28 ..................... 2,000,000 2,201,211
State of Ohio ,
GO , 2018 A , 5% , 6/15/38 ............................................ 10,000,000 10,348,856

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
State of Ohio, (continued)
GO , 2019 A , 5% , 6/15/38 ............................................ $ 6,500,000 $ 7,010,931
GO , 2020 C , 5% , 3/01/38 ............................................ 2,300,000 2,533,721
GO , V , 5% , 5/01/34 ................................................ 4,000,000 4,332,696
Cleveland Clinic Health System Obligated Group , Revenue , 2017 A , Refunding ,
3.25% , 1/01/35 .................................................. 10,000,000 9,292,711
Cleveland Clinic Health System Obligated Group , Revenue , 2021 B , Refunding , 5% ,
1/01/29 ........................................................ 4,850,000 5,343,057
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/37 1,000,000 925,279
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/39 875,000 786,176
University Hospitals Health System, Inc. Obligated Group , Revenue , 2021 A ,
Refunding , 4% , 1/15/46 ............................................ 18,795,000 17,196,842
Summit County Development Finance Authority ,
City of Akron , Revenue , 2022 , 4% , 5/15/46 ............................... 5,585,000 4,985,975
e
UAkronPark, Inc. , Revenue , 2023 , 5.625% , 12/01/48 ....................... 4,700,000 4,759,088
e
UAkronPark, Inc. , Revenue , 2023 , 5.75% , 12/01/53 ........................ 5,000,000 5,068,224
Sycamore Community City School District , GO , 2020 , 4% , 12/01/45 .............
6,000,000 5,876,390
Sylvania City School District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/36 ....
9,700,000 9,903,370
Three Rivers Local School District , GO , 2014 , Refunding , 5% , 12/01/39 ...........
5,885,000 5,954,045
Toledo-Lucas County Port Authority ,
Revenue , 2021 A , 2% , 11/15/31 ....................................... 410,000 351,817
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/46 ........................... 1,625,000 1,304,882
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/51 ........................... 2,840,000 2,190,755
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/57 ........................... 6,000,000 4,474,956
Triway Local School District , COP , 2021 , BAM Insured , 4% , 12/01/39 ............
2,200,000 2,188,071
University of Akron (The) ,
Revenue , 2015 A , Refunding , 5% , 1/01/31 ............................... 4,365,000 4,429,403
Revenue , 2016 A , Refunding , BAM Insured , 5% , 1/01/34 .................... 6,000,000 6,175,745
Revenue , 2016 A , Refunding , 5% , 1/01/36 ............................... 11,065,000 11,358,548
Revenue , 2016 A , Refunding , 5% , 1/01/38 ............................... 13,225,000 13,501,048
Revenue , 2018 A , Refunding , 5% , 1/01/42 ............................... 5,725,000 5,894,925
University of Cincinnati ,
Revenue , 2017 A , 5% , 6/01/45 ........................................ 2,205,000 2,260,666
Revenue , 2018 A , Refunding , 4% , 6/01/48 ............................... 10,000,000 9,701,992
Upper Arlington City School District , GO , 2018 A , Pre-Refunded , 5% , 12/01/48 .....
13,000,000 14,142,531
Village of Bluffton ,
Blanchard Valley Health System Obligated Group , Revenue , 2017 , Refunding , 4% ,
12/01/33 ....................................................... 1,655,000 1,662,059
Blanchard Valley Health System Obligated Group , Revenue , 2017 , Refunding , 4% ,
12/01/34 ....................................................... 1,900,000 1,914,025
Warren County Port Authority ,
Ohio Communities Accelerator Fund , Revenue , 2021 C , 4% , 12/01/41 .......... 2,075,000 1,773,027
Ohio Communities Accelerator Fund , Revenue , 2021 C , 4% , 12/01/55 .......... 3,500,000 2,680,069
Ohio Communities Accelerator Fund , Revenue , 2021 D , 5% , 12/01/46 .......... 3,895,000 3,166,918
Ohio Communities Accelerator Fund , Revenue , 2021 H , 4% , 12/01/41 .......... 570,000 487,643
Ohio Communities Accelerator Fund , Revenue , 2021 H , 4% , 12/01/53 .......... 1,375,000 1,060,669
Ohio Communities Accelerator Fund , Revenue , 2022 A , 5.5% , 12/01/50 ......... 3,210,000 3,105,770
Ohio Communities Accelerator Fund , Revenue , 2022 B , 4.75% , 12/01/34 ........ 1,065,000 1,073,419
Warren County Port Authority Ohio Communities Accelerator Fund , Revenue , 2020
D-1 , Refunding , 3% , 12/01/30 ....................................... 525,000 477,702
Warren County Port Authority Ohio Communities Accelerator Fund , Revenue , 2020
D-1 , Refunding , 4% , 12/01/40 ....................................... 1,390,000 1,196,970
Warren County Port Authority Ohio Communities Accelerator Fund , Revenue , 2020
D-1 , Refunding , 4% , 12/01/52 ....................................... 1,930,000 1,509,146

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Westerville City School District , GO , 2006 , Refunding , XLCA Insured , 5% , 12/01/27 ..
$ 3,820,000 $ 4,088,934
Westlake City School District , GO , 2021 A , Refunding , 4% , 12/01/49 .............
3,965,000 3,748,086
Willoughby-Eastlake City School District , GO , 2016 , Pre-Refunded , 5% , 12/01/46 ...
10,000,000 10,392,604
Winton Woods City School District ,
GO , 2017 , Refunding , 4% , 11/01/43 .................................... 7,000,000 6,894,320
GO , 2022 , Refunding , BAM Insured , 4% , 11/01/53 ......................... 2,000,000 1,868,450
Xenia Community School District , GO , 2014 , Pre-Refunded , 5% , 12/01/40 .........
7,285,000 7,418,914
992,424,620
South Carolina 1.0%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 3,200,000 2,525,632
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 3,200,000 2,518,236
b
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 5,250,000 3,507,809
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,200,000 2,398,964
10,950,641
Tennessee 0.2%
d
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 1,500,000 1,557,907
Texas 0.8%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 4,300,000 3,011,031
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/38 300,000 233,034
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/47 1,000,000 672,539
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 6,000,000 4,374,104
8,290,708
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 3,200,000 2,525,149
Wisconsin 1.2%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 3,100,000 2,394,071
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 2,800,000 2,710,447
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 , 5.25% , 12/01/23 .... 8,200,000 8,200,000
13,304,518
U.S. Territories 1.3%
Puerto Rico 1.3%
HTA HRRB Custodial Trust ,
Revenue , 2007 CC , 5.25% , 7/01/32 .................................... 2,890,000 2,879,298
Revenue , 2007 CC , 5.25% , 7/01/34 .................................... 800,000 802,493
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 4,515,000 4,430,801
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 1,575,000 1,581,263
Revenue , 2007 N , 5.25% , 7/01/39 ..................................... 295,353 296,883
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,000,000 990,848
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 993,552
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/33 .. 440,000 474,281

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 199 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority, (continued)
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/35 .. $ 235,000 $ 251,662
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
1,100,000 1,069,288
13,770,369
Total U.S. Territories .................................................................... 13,770,369
Total Municipal Bonds (Cost $ 1,111,718,805 ) ....................................
1,076,209,717
Total Long Term Investments (Cost $ 1,114,918,805 ) .............................
1,079,350,454
a
a a a a
Short Term Investments 0.8%
Municipal Bonds 0.8%
Ohio 0.8%
f
County of Allen Hospital Facilities , Bon Secours Mercy Health, Inc. , Revenue , 2010 C ,
LOC Bank of Montreal , Daily VRDN and Put , 3.3% , 6/01/34 .................. 200,000 200,000
f
State of Ohio , Cleveland Clinic Health System Obligated Group , Revenue , 2019 F , SPA
US Bank NA , Daily VRDN and Put , 3.25% , 1/01/52 ........................ 8,850,000 8,850,000
9,050,000
Total Municipal Bonds (Cost $ 9,050,000 ) .......................................
9,050,000
Total Short Term Investments (Cost $ 9,050,000 ) .................................
9,050,000
a
Total Investments (Cost $ 1,123,968,805 ) 99 .6% ..................................
$1,088,400,454
Other Assets, less Liabilities 0 .4% .............................................
4,154,715
Net Assets 100.0% ...........................................................
$1,092,555,169
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the aggregate value of these securities was $71,097,320, representing 6.5% of net assets.
c
Security purchased on a when-issued basis.
d
The maturity date shown represents the mandatory put date.
e
A portion or all of the security purchased on a delayed delivery basis.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2023
Franklin Oregon Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 2,500,000 $ 2,453,701
Total Corporate Bonds (Cost $ 2,500,000 ) .......................................
2,453,701
Municipal Bonds 98.5%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
3,500,000 2,864,796
Florida 0.6%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 1,500,000 978,757
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 5,600,000 4,690,000
5,668,757
Illinois 0.5%
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/42 .
5,000,000 4,805,199
Kentucky 0.6%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 8,300,000 5,467,714
New Jersey 0.9%
New Jersey Transportation Trust Fund Authority ,
Revenue , 2019 BB , 5% , 6/15/44 ....................................... 2,250,000 2,333,709
Revenue , 2020 AA , 3% , 6/15/50 ....................................... 1,000,000 751,676
Revenue , 2021 A , Refunding , 4% , 6/15/36 ............................... 1,000,000 1,023,528
Revenue , 2022 A , 4% , 6/15/38 ........................................ 2,165,000 2,196,962
Revenue , 2022 BB , 4% , 6/15/46 ....................................... 2,000,000 1,880,771
8,186,646
New York 0.6%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/47 ..........
5,500,000 5,025,433
Oregon 87.6%
Astoria Hospital Facilities Authority ,
Columbia Lutheran Charities Obligated Group , Revenue , 2016 , 5% , 8/01/41 ...... 4,250,000 4,298,987
Columbia Lutheran Charities Obligated Group , Revenue , 2016 , 4% , 8/01/46 ...... 1,750,000 1,507,234
Benton & Polk School District No. 17J , GO , 2010 B , Zero Cpn., 6/15/31 ...........
1,000,000 745,685
Central Lincoln People's Utility District JATC, Inc. , Revenue , 2016 , 5% , 12/01/45 ....
2,900,000 2,962,473
City of Beaverton ,
Water , Revenue , 2020 , 5% , 4/01/32 .................................... 1,000,000 1,124,634
Water , Revenue , 2020 , 5% , 4/01/38 .................................... 1,940,000 2,116,299
Water , Revenue , 2020 , 5% , 4/01/39 .................................... 2,040,000 2,211,986
Water , Revenue , 2020 , 5% , 4/01/40 .................................... 2,140,000 2,311,469
City of Eugene , Electric Utility System , Revenue , 2017 , 5% , 8/01/47 .............
3,580,000 3,715,154
City of Forest Grove ,
Pacific University , Revenue , 2015 A , Refunding , 5% , 5/01/36 ................. 6,575,000 6,635,313
Pacific University , Revenue , 2017 , Refunding , 4% , 3/01/37 ................... 3,500,000 3,243,965
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/26 ................. 335,000 342,029
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/27 ................. 1,195,000 1,233,215
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/29 ................. 1,315,000 1,377,783
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/30 ................. 1,385,000 1,457,071
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/31 ................. 1,450,000 1,530,400
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/32 ................. 1,525,000 1,605,148
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/33 ................. 1,600,000 1,679,359
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/35 ................. 490,000 476,637

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
City of Forest Grove, (continued)
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/37 ................. $ 1,905,000 $ 1,799,031
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/38 ................. 3,960,000 3,662,697
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/39 ................. 1,750,000 1,599,382
City of Keizer , Special Assessment , 2008 , 5.2% , 6/01/31 ......................
1,175,000 1,177,376
City of Tigard , Water , Revenue , 2015 , 5% , 8/01/45 ..........................
23,545,000 23,962,851
Clackamas Community College District , GO , 2017 A , 5% , 6/15/39 ...............
2,250,000 2,361,301
Clackamas County School District No. 12 North Clackamas ,
GO , 2017 A , Zero Cpn., 6/15/40 ....................................... 10,000,000 4,673,633
GO , 2017 A , Zero Cpn., 6/15/41 ....................................... 17,030,000 7,528,445
GO , 2017 A , Zero Cpn., 6/15/42 ....................................... 16,625,000 6,925,691
GO , 2017 B , 5% , 6/15/34 ............................................ 11,000,000 11,732,454
GO , 2017 B , 5% , 6/15/37 ............................................ 7,000,000 7,389,145
GO , 2018 , 5% , 6/15/42 ............................................. 1,750,000 1,843,361
Clackamas County School District No. 46 Oregon Trail ,
GO , Zero Cpn., 6/15/37 ............................................. 12,130,000 6,841,969
GO , Zero Cpn., 6/15/38 ............................................. 12,495,000 6,616,157
Clackamas County School District No. 7J Lake Oswego , GO , 2005 , Refunding , AGMC
Insured , 5.25% , 6/01/25 ............................................. 3,075,000 3,175,675
Clackamas County School District No. 86 Canby , GO , 2020 A , Refunding , 4% , 6/15/40
3,470,000 3,483,302
Clackamas River Water , Revenue , 2016 , 5% , 11/01/43 .......................
1,970,000 2,000,543
Columbia County School District No. 502 , GO , 2017 , 5% , 6/15/39 ...............
1,000,000 1,049,467
Coos County School District No. 9 Coos Bay , GO , 2018 , 5% , 6/15/43 ............
5,005,000 5,281,456
County of Benton , GO , 2023 , 4.125% , 6/01/53 .............................
2,035,000 1,998,492
County of Yamhill ,
George Fox University , Revenue , 2021 , Refunding , 4% , 12/01/36 .............. 2,585,000 2,577,798
George Fox University , Revenue , 2021 , Refunding , 4% , 12/01/46 .............. 2,330,000 2,083,082
Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/40 ................ 7,010,000 7,035,723
Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/45 ................ 9,285,000 9,122,717
Deschutes County Hospital Facilities Authority , St. Charles Health System Obligated
Group , Revenue , 2016 A , Refunding , 5% , 1/01/48 ......................... 13,890,000 13,996,986
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc.
Obligated Group , Revenue , 2012 , Refunding , 5% , 12/01/29 .................. 3,690,000 3,584,066
Jackson County School District No. 5 Ashland ,
GO , 2019 , 5% , 6/15/34 ............................................. 1,000,000 1,109,098
GO , 2019 , 5% , 6/15/43 ............................................. 6,495,000 6,945,443
GO , 2019 , 5% , 6/15/44 ............................................. 6,000,000 6,398,347
Jackson County School District No. 6 Central Point ,
GO , 2019 A , 5% , 6/15/31 ............................................ 2,665,000 2,978,512
GO , 2019 B , Zero Cpn., 6/15/40 ....................................... 705,000 328,428
GO , 2019 B , Zero Cpn., 6/15/41 ....................................... 710,000 312,796
GO , 2019 B , Zero Cpn., 6/15/42 ....................................... 610,000 253,197
GO , 2019 B , Zero Cpn., 6/15/43 ....................................... 820,000 322,540
GO , 2019 B , Zero Cpn., 6/15/44 ....................................... 1,115,000 414,713
GO , 2019 B , Zero Cpn., 6/15/45 ....................................... 985,000 346,374
GO , 2019 B , Zero Cpn., 6/15/46 ....................................... 1,190,000 395,060
GO , 2019 B , Zero Cpn., 6/15/47 ....................................... 1,170,000 367,509
GO , 2019 B , Zero Cpn., 6/15/48 ....................................... 1,320,000 392,185

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Klamath Falls Intercommunity Hospital Authority , Sky Lakes Medical Center, Inc. ,
Revenue , 2016 , Refunding , 5% , 9/01/46 ................................. $ 1,000,000 $ 1,008,473
Lane & Douglas Counties School District No. 28J Fern Ridge , GO , 2014 A , 5% , 6/15/30
695,000 731,924
Marion & Linn Counties School District No. 14J Jefferson , GO , 2017 B , 5% , 6/15/41 .
1,360,000 1,419,003
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , AGMC
Insured , 4% , 8/15/45 .............................................. 5,620,000 5,366,139
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/45 8,245,000 8,493,738
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/15/50 5,685,000 5,250,744
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/50 4,500,000 4,627,573
Metro ,
County of Multnomah Transient Lodging Tax , Revenue , 2017 , 5% , 6/15/42 ....... 7,500,000 7,825,386
County of Multnomah Transient Lodging Tax , Revenue , 2017 , 5% , 6/15/47 ....... 10,950,000 11,347,943
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow ,
GO , 2017 A , 5% , 6/15/37 ............................................ 7,885,000 8,261,693
GO , 2019 A , Zero Cpn., 6/15/39 ....................................... 9,500,000 4,612,900
Multnomah County School District No. 40 ,
GO , 2012 B , Zero Cpn., 6/15/24 ....................................... 1,640,000 1,608,833
GO , 2012 B , Zero Cpn., 6/15/25 ....................................... 1,325,000 1,254,146
GO , 2012 B , Zero Cpn., 6/15/26 ....................................... 2,585,000 2,363,970
GO , 2012 B , Zero Cpn., 6/15/27 ....................................... 2,655,000 2,345,056
GO , 2012 B , Zero Cpn., 6/15/28 ....................................... 2,495,000 2,123,808
GO , 2012 B , Zero Cpn., 6/15/29 ....................................... 2,595,000 2,124,081
GO , 2012 B , Zero Cpn., 6/15/30 ....................................... 1,885,000 1,480,754
GO , 2012 B , Zero Cpn., 6/15/31 ....................................... 2,030,000 1,529,478
GO , 2012 B , Zero Cpn., 6/15/32 ....................................... 2,000,000 1,443,495
Multnomah-Clackamas Counties Centennial School District No. 28JT ,
GO , 2020 , Refunding , 5% , 6/15/45 ..................................... 3,000,000 3,182,149
GO , 2020 , Refunding , 5% , 6/15/50 ..................................... 24,655,000 25,970,455
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 ..........
2,345,000 2,449,912
Oregon Health & Science University ,
Obligated Group , Revenue , 2021 A , Refunding , 4% , 7/01/44 ................. 4,125,000 4,057,259
Oregon Health & Science University Obligated Group , Revenue , 2017 A , 5% , 7/01/42 10,000,000 10,318,804
Oregon State Facilities Authority ,
b
CHNW Clifton House LLC , Revenue , 144A, A , 4% , 10/01/26 ................. 925,000 897,309
b
CHNW Clifton House LLC , Revenue , 144A, A , 5% , 10/01/36 ................. 1,670,000 1,550,163
b
CHNW Clifton House LLC , Revenue , 144A, A , 5% , 10/01/48 ................. 4,000,000 3,533,563
Legacy Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 6/01/46 ...... 25,945,000 26,032,702
Legacy Health Obligated Group , Revenue , 2022 A , 4.125% , 6/01/52 ........... 3,000,000 2,762,212
Providence St. Joseph Health Obligated Group , Revenue , 2015 C , 5% , 10/01/45 .. 4,000,000 4,026,238
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , Refunding , 5% ,
10/01/41 ....................................................... 7,800,000 7,874,894
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , 5% , 10/01/46 . 3,280,000 3,281,951
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , Pre-Refunded ,
5% , 10/01/46 ................................................... 220,000 232,044
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/40 ....................................................... 11,025,000 11,322,472
Willamette University , Revenue , 2016 B , Refunding , 5% , 10/01/40 ............. 1,950,000 1,965,959
Willamette University , Revenue , 2021 A , Refunding , 4% , 10/01/51 ............. 47,505,000 39,341,137
Oregon State University , Revenue , 2015 A , 5% , 4/01/45 ......................
12,500,000 12,670,810
Port of Portland ,
Airport , Revenue , 24 A , 5% , 7/01/47 .................................... 4,700,000 4,839,743
Airport , Revenue , 24 B , 5% , 7/01/42 .................................... 7,645,000 7,779,323
Airport , Revenue , 24 B , 5% , 7/01/47 .................................... 1,750,000 1,771,680

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Port of Portland, (continued)
Airport , Revenue , 25 A , 5% , 7/01/49 .................................... $ 7,825,000 $ 8,206,927
Airport , Revenue , 25 B , 5% , 7/01/44 .................................... 4,830,000 4,958,327
Airport , Revenue , 25 B , 5% , 7/01/49 .................................... 6,300,000 6,418,256
Airport , Revenue , 27 A , 5% , 7/01/30 .................................... 1,585,000 1,727,301
Airport , Revenue , 27 A , 5% , 7/01/31 .................................... 3,880,000 4,213,000
Airport , Revenue , 27 A , 5% , 7/01/32 .................................... 3,170,000 3,439,318
Airport , Revenue , 27 A , 5% , 7/01/37 .................................... 5,000,000 5,306,261
Airport , Revenue , 27 A , 5% , 7/01/45 .................................... 10,670,000 11,004,969
Salem Hospital Facility Authority ,
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/33 ............. 545,000 542,956
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/38 ............. 500,000 473,854
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/43 ............. 2,250,000 2,051,444
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/48 ............. 3,700,000 3,262,990
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/24 .... 110,000 109,940
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/25 .... 130,000 129,835
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/26 .... 135,000 134,842
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/27 .... 260,000 260,237
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/28 .... 310,000 310,236
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/29 .... 515,000 490,458
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/30 .... 385,000 363,588
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/31 .... 400,000 374,661
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/32 .... 370,000 343,784
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/40 .... 1,540,000 1,270,102
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/57 .... 2,750,000 1,918,248
Salem Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 5/15/46 ....... 17,105,000 17,283,934
Salem-Keizer School District No. 24J ,
GO , 2009 B , Zero Cpn., 6/15/30 ....................................... 8,500,000 6,772,036
GO , 2020 C , 4% , 6/15/38 ............................................ 6,000,000 6,078,482
Seaside School District No. 10 ,
GO , 2017 B , 5% , 6/15/35 ............................................ 2,000,000 2,127,651
GO , 2017 B , 5% , 6/15/36 ............................................ 2,500,000 2,648,390
State of Oregon ,
GO , 2007 A , 4.7% , 8/01/42 ........................................... 3,050,000 3,037,881
GO , 2017 A , 5% , 5/01/42 ............................................ 2,500,000 2,604,356
GO , 2017 H , 5% , 8/01/42 ............................................ 15,000,000 15,665,181
GO , 2019 A , 5% , 5/01/44 ............................................ 2,000,000 2,130,725
GO , 2019 G , 5% , 8/01/33 ............................................ 3,000,000 3,342,356
GO , 2019 G , 5% , 8/01/34 ............................................ 1,900,000 2,113,023
GO , L , Refunding , 5% , 8/01/42 ........................................ 3,270,000 3,413,871
Department of Transportation , Revenue, Sub. Lien , 2019 A , Refunding , 5% , 11/15/37 12,500,000 13,661,373
Department of Transportation , Revenue, Sub. Lien , 2019 A , Refunding , 5% , 11/15/39 23,175,000 25,113,158
Department of Transportation , Revenue, Sub. Lien , 2019 A , Refunding , 4% , 11/15/42 3,300,000 3,313,924
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 20,000,000 19,440,838
Tillamook & Yamhill Counties School District No. 101 Nestucca Valley ,
GO , 2018 B , 5% , 6/15/36 ............................................ 2,850,000 3,090,610
GO , 2018 B , 5% , 6/15/37 ............................................ 2,520,000 2,711,294
Tri-County Metropolitan Transportation District of Oregon ,
Revenue , 2018 A , 5% , 10/01/31 ....................................... 5,025,000 5,392,440
Revenue , 2018 A , 5% , 10/01/32 ....................................... 1,865,000 2,001,065
Payroll Tax , Revenue, Senior Lien , 2017 A , Pre-Refunded , 5% , 9/01/41 ......... 7,650,000 8,112,039
Umatilla Hospital District No. 1 , GO , 2023 , 5% , 6/01/53 .......................
750,000 753,526
Union County Hospital Facility Authority ,
Grande Ronde Hospital, Inc. Obligated Group , Revenue , 2022 , 5% , 7/01/47 ...... 2,250,000 2,203,428

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Union County Hospital Facility Authority, (continued)
Grande Ronde Hospital, Inc. Obligated Group , Revenue , 2022 , 5% , 7/01/52 ...... $ 3,680,000 $ 3,567,903
University of Oregon ,
Revenue , 2015 A , 5% , 4/01/45 ........................................ 20,000,000 20,201,094
Revenue , 2016 A , 5% , 4/01/46 ........................................ 11,690,000 11,912,857
Revenue , 2018 A , 5% , 4/01/48 ........................................ 10,000,000 10,310,917
b
Warm Springs Reservation Confederated Tribe ,
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/33 ......................... 250,000 272,564
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/34 ......................... 300,000 328,108
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/39 ......................... 2,200,000 2,331,340
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin ,
GO , 2017 , 5% , 6/15/36 ............................................. 9,400,000 9,935,415
GO , 2017 , 5% , 6/15/37 ............................................. 6,000,000 6,315,146
Washington & Multnomah Counties School District No. 48J Beaverton ,
GO , 2017 D , 5% , 6/15/35 ............................................ 15,050,000 16,020,949
GO , 2017 D , 5% , 6/15/36 ............................................ 5,000,000 5,295,067
GO , 2022 B , 5% , 6/15/52 ............................................ 19,145,000 20,432,530
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO , 2018 A , Zero Cpn., 6/15/38 ....................................... 2,350,000 1,204,330
GO , 2018 A , Zero Cpn., 6/15/39 ....................................... 3,275,000 1,587,825
Washington County School District No. 15 Forest Grove ,
GO , 2012 B , Zero Cpn., 6/15/29 ....................................... 2,545,000 2,113,949
GO , 2012 B , Zero Cpn., 6/15/30 ....................................... 2,490,000 1,990,185
GO , 2012 B , Zero Cpn., 6/15/31 ....................................... 3,140,000 2,413,507
Yachats Rural Fire Protection District , GO , 2017 , AGMC Insured , 5% , 6/15/47 ......
1,600,000 1,648,329
Yamhill County School District No. 8 Dayton ,
GO , 2019 , Refunding , 5% , 6/15/32 ..................................... 1,045,000 1,157,500
GO , 2019 , Refunding , 5% , 6/15/33 ..................................... 1,080,000 1,196,237
786,280,626
South Carolina 1.3%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 2,500,000 1,973,149
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 2,500,000 1,967,372
b
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 7,650,000 5,111,379
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,000,000 2,249,029
11,300,929
Texas 0.7%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 3,300,000 2,310,791
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/30 250,000 255,963
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/31 250,000 256,465
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,200,000 3,061,873
5,885,092
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,500,000 1,972,773
Wisconsin 0.9%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 2,400,000 1,853,474

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
b
Public Finance Authority, (continued)
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 , 5.25% , 12/01/23 .... $ 6,300,000 $ 6,300,000
8,153,474
U.S. Territories 4.3%
Puerto Rico 4.3%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ......................
6,000,000 6,068,123
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 400,000 392,540
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 1,100,000 1,104,374
Puerto Rico Electric Power Authority ,
a,c
Revenue , 6% , 7/01/41 .............................................. 791,038 791,038
a,c
Revenue , 7.125% , 7/01/59 ........................................... 3,841,715 3,841,715
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,300,000 1,288,103
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 993,552
d
Revenue , WW , 5.25% , 7/01/33 ........................................ 7,040,000 1,777,600
Puerto Rico Highway & Transportation Authority ,
Revenue , 2022 A , 5% , 7/01/62 ........................................ 94,046 93,106
Revenue , 2022 B , Zero Cpn., 7/01/32 ................................... 61,117 39,645
Revenue , 2022 C , Zero Cpn., 7/01/53 .................................. 104,547 67,694
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 19,745,000 19,193,716
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 3,000,000 2,847,140
38,498,346
Total U.S. Territories .................................................................... 38,498,346
Total Municipal Bonds (Cost $ 916,603,543 ) .....................................
884,109,785
Shares
Escrows and Litigation Trusts 0.0%
†
a ,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 357,633 286,106
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
286,106
Total Long Term Investments (Cost $ 919,103,543 ) ...............................
886,849,592
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 199 .
Short Term Investments 0.5%
a a
Principal
Amount
a
Value
Municipal Bonds 0.5%
Oregon 0.5%
f
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 B ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 3.2% , 8/01/34 ............. $ 1,000,000 $ 1,000,000
f
State of Oregon , GO , 2020 M , SPA US Bank NA , Daily VRDN and Put , 3.25% ,
12/01/44 ........................................................ 3,800,000 3,800,000
4,800,000
Total Municipal Bonds (Cost $ 4,800,000 ) .......................................
4,800,000
Total Short Term Investments (Cost $ 4,800,000 ) .................................
4,800,000
a
Total Investments (Cost $ 923,903,543 ) 99 .3% ...................................
$891,649,592
Other Assets, less Liabilities 0 .7% .............................................
5,834,356
Net Assets 100.0% ...........................................................
$897,483,948
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the aggregate value of these securities was $64,322,824, representing 7.2% of net assets.
c
Security purchased on a when-issued basis.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Non-income producing.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2023
Franklin Pennsylvania Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 2,000,000 $ 1,962,961
Total Corporate Bonds (Cost $ 2,000,000 ) .......................................
1,962,961
Municipal Bonds 98.6%
Florida 0.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 5,688,000 4,661,365
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 1,000,000 652,505
5,313,870
Illinois 0.8%
Metropolitan Pier & Exposition Authority ,
Revenue , 2022 A , Refunding , 4% , 12/15/42 .............................. 2,750,000 2,642,860
Revenue , 2022 A , Refunding , 4% , 6/15/52 ............................... 2,000,000 1,798,108
State of Illinois , GO , 2017 C , 5% , 11/01/29 ................................
1,500,000 1,576,672
6,017,640
New Jersey 0.3%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/46 ...
1,000,000 933,613
New Jersey Transportation Trust Fund Authority , Revenue , 2020 AA , 4% , 6/15/37 ...
1,000,000 1,017,369
1,950,982
New York 1.7%
Metropolitan Transportation Authority ,
Revenue , 2021 A-1 , 4% , 11/15/44 ..................................... 6,700,000 6,230,231
Revenue , 2021 A-1 , 4% , 11/15/46 ..................................... 6,050,000 5,553,703
11,783,934
Pennsylvania 91.0%
Allegheny County Airport Authority ,
Revenue , 2021 A , 5% , 1/01/32 ........................................ 4,345,000 4,712,541
Revenue , 2021 A , 5% , 1/01/34 ........................................ 8,155,000 8,826,691
Revenue , 2021 A , 5% , 1/01/51 ........................................ 3,500,000 3,576,956
Revenue , 2021 B , 5% , 1/01/36 ........................................ 2,735,000 3,006,646
Revenue , 2023 A , AGMC Insured , 5.5% , 1/01/53 .......................... 5,000,000 5,381,224
Allegheny County Higher Education Building Authority ,
Chatham University , Revenue , 2022 , Refunding , 5.25% , 9/01/33 .............. 700,000 700,870
Chatham University , Revenue , 2022 , Refunding , 5.25% , 9/01/34 .............. 1,090,000 1,085,716
Duquesne University of the Holy Spirit , Revenue , 2021 A , Refunding , 4% , 3/01/40 . 2,115,000 2,074,972
Duquesne University of the Holy Spirit , Revenue , 2021 A , Refunding , 4% , 3/01/41 . 3,000,000 2,937,933
Robert Morris University , Revenue , 2017 , 5% , 10/15/37 ..................... 1,000,000 990,508
Robert Morris University , Revenue , 2017 , 5% , 10/15/47 ..................... 1,300,000 1,194,328
Allentown Commercial and Industrial Development Authority ,
Lincoln Leadership Academy Charter School , Revenue , 2023 , 5.5% , 6/15/38 ..... 600,000 617,716
Lincoln Leadership Academy Charter School , Revenue , 2023 , 5.75% , 6/15/43 .... 600,000 616,010
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 2022 , Refunding , 5% , 5/01/32 ................................. 1,560,000 1,653,535
Revenue , 2022 , Refunding , 5% , 5/01/33 ................................. 1,800,000 1,905,897
Revenue , 2022 , Refunding , 5% , 5/01/34 ................................. 1,550,000 1,637,887
Revenue , 2022 , Refunding , 5% , 5/01/35 ................................. 1,400,000 1,472,046
Revenue , 2022 , Refunding , 5% , 5/01/42 ................................. 8,875,000 8,879,531

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Berks County Industrial Development Authority ,
Highlands at Wyomissing Obligated Group , Revenue , 2017 A , Refunding , 5% ,
5/15/42 ........................................................ $ 1,000,000 $ 934,777
Highlands at Wyomissing Obligated Group , Revenue , 2017 A , Refunding , 5% ,
5/15/47 ........................................................ 600,000 542,434
Highlands at Wyomissing Obligated Group , Revenue , 2017 C , 5% , 5/15/37 ...... 1,245,000 1,222,268
Highlands at Wyomissing Obligated Group , Revenue , 2018 , Pre-Refunded , 5% ,
5/15/38 ........................................................ 1,030,000 1,074,301
Highlands at Wyomissing Obligated Group , Revenue , 2018 , Pre-Refunded , 5% ,
5/15/48 ........................................................ 1,000,000 1,043,011
Blue Mountain School District ,
GO , 2021 B , AGMC Insured , 4% , 8/01/32 ................................ 1,000,000 1,036,817
GO , 2021 B , AGMC Insured , 4% , 8/01/35 ................................ 1,000,000 1,031,673
Bristol Township School District , GO , 2021 C , BAM Insured , 3% , 6/01/37 ..........
1,250,000 1,086,393
Bucks County Industrial Development Authority ,
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/37 ......... 1,000,000 987,924
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/42 ......... 1,080,000 1,033,866
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/52 ......... 2,500,000 2,284,368
St. Luke's Hospital Obligated Group , Revenue , 2019 , 4% , 8/15/44 ............. 1,500,000 1,377,965
St. Luke's Hospital Obligated Group , Revenue , 2021 , 3% , 8/15/53 ............. 12,000,000 8,035,219
Butler County Hospital Authority , Butler Health System Obligated Group , Revenue ,
2015 A , Refunding , 5% , 7/01/35 ....................................... 1,885,000 1,890,326
Central Bradford Progress Authority , Guthrie Clinic (The) , Revenue , 2021 B , 4% ,
12/01/51 ........................................................ 5,000,000 4,450,034
Centre County Hospital Authority ,
Mount Nittany Medical Center Obligated Group , Revenue , 2018 A , Refunding , 5% ,
11/15/42 ....................................................... 1,215,000 1,236,777
Mount Nittany Medical Center Obligated Group , Revenue , 2018 A , Refunding , 4% ,
11/15/47 ....................................................... 1,840,000 1,703,180
Chester County Industrial Development Authority ,
University Student Housing LLC , Revenue , 2013 A , 5% , 8/01/35 ............... 500,000 487,892
University Student Housing LLC , Revenue , 2013 A , 5% , 8/01/45 ............... 1,500,000 1,389,496
City of Erie Higher Education Building Authority ,
Gannon University , Revenue , 2021 TT-1 , 4% , 5/01/36 ...................... 400,000 371,437
Gannon University , Revenue , 2021 TT-1 , 4% , 5/01/41 ...................... 1,000,000 858,358
Gannon University , Revenue , 2021 TT-1 , 5% , 5/01/47 ...................... 2,430,000 2,297,778
City of Philadelphia ,
GO , 2019 B , 5% , 2/01/36 ............................................ 3,300,000 3,589,815
GO , 2019 B , 5% , 2/01/38 ............................................ 4,055,000 4,325,457
GO , 2019 B , 5% , 2/01/39 ............................................ 6,050,000 6,416,354
GO , 2021 A , 4% , 5/01/37 ............................................ 9,435,000 9,450,979
Airport , Revenue , 2017 B , Refunding , 5% , 7/01/47 ......................... 10,000,000 10,126,059
Airport , Revenue , 2020 C , Refunding , 4% , 7/01/45 ......................... 5,225,000 4,763,043
Airport , Revenue , 2021 , Refunding , 5% , 7/01/51 ........................... 8,100,000 8,283,458
Water & Wastewater , Revenue , 2015 A , Pre-Refunded , 5% , 7/01/40 ............ 5,000,000 5,052,274
Water & Wastewater , Revenue , 2015 A , Pre-Refunded , 5% , 7/01/45 ............ 5,000,000 5,052,275
Water & Wastewater , Revenue , 2019 B , 5% , 11/01/49 ...................... 5,000,000 5,217,396
Water & Wastewater , Revenue , 2020 A , Refunding , 5% , 11/01/45 .............. 6,300,000 6,641,577
Water & Wastewater , Revenue , 2022 C , 5.5% , 6/01/47 ...................... 5,000,000 5,492,612
Colonial School District , GO , 2021 A , 3% , 2/15/40 ...........................
1,650,000 1,412,006
Commonwealth Financing Authority , Commonwealth of Pennsylvania Department of
Community & Economic Development , Revenue , 2015 A , 5% , 6/01/34 .......... 10,000,000 10,192,857
Commonwealth of Pennsylvania , GO , 2022 , 5% , 10/01/40 .....................
5,000,000 5,591,048
Conestoga Valley School District ,
GO , 2021 A , 4% , 2/01/36 ............................................ 1,100,000 1,135,933

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Conestoga Valley School District, (continued)
Revenue , 2021 B , 4% , 2/01/36 ........................................ $ 1,020,000 $ 1,039,603
County of Allegheny , GO , C-77 , 5% , 11/01/43 ..............................
5,030,000 5,265,312
County of Jefferson ,
GO , 2021 , Refunding , AGMC Insured , 3% , 12/15/35 ........................ 650,000 589,407
GO , 2021 , Refunding , AGMC Insured , 3% , 12/15/37 ........................ 770,000 661,933
GO , 2021 , Refunding , AGMC Insured , 3% , 12/15/39 ........................ 520,000 430,640
Dallas Area Municipal Authority , Misericordia University , Revenue , 2014 , Refunding ,
5% , 5/01/37 ...................................................... 2,500,000 2,473,728
Delaware County Authority ,
Elwyn Obligated Group , Revenue , 2017 , Refunding , 5% , 6/01/27 .............. 2,030,000 1,997,508
Elwyn Obligated Group , Revenue , 2017 , Refunding , 5% , 6/01/32 .............. 1,620,000 1,543,439
Haverford College , Revenue , 2017 A , Refunding , 5% , 10/01/46 ............... 5,865,000 6,007,732
Villanova University , Revenue , 2015 , 4% , 8/01/45 .......................... 2,120,000 2,056,739
Delaware County Regional Water Quality Control Authority , Revenue , 2016 , 4% ,
11/01/36 ........................................................ 2,005,000 2,020,561
DuBois Hospital Authority ,
Penn Highlands Healthcare Obligated Group , Revenue , 2018 , Refunding , 5% ,
7/15/43 ........................................................ 3,410,000 3,472,077
Penn Highlands Healthcare Obligated Group , Revenue , 2020 , 4% , 7/15/50 ...... 3,500,000 3,023,694
Penn Highlands Healthcare Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/15/41 ........................................................ 1,000,000 954,832
Penn Highlands Healthcare Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/15/51 ........................................................ 4,000,000 3,594,175
East Hempfield Township Industrial Development Authority , Student Services, Inc. ,
Revenue , 2015 , Pre-Refunded , 5% , 7/01/47 .............................. 3,750,000 3,851,793
Easton Area School District , GO , 2021 , 4% , 4/01/32 .........................
1,450,000 1,509,077
Erie City Water Authority , Revenue , 2016 , Pre-Refunded , 5% , 12/01/43 ...........
6,000,000 6,378,764
Fairview School District ,
GO , 2021 , BAM Insured , 3% , 9/15/37 ................................... 1,195,000 1,030,036
GO , 2021 , BAM Insured , 3% , 9/15/38 ................................... 1,000,000 837,089
GO , 2021 , BAM Insured , 3% , 9/15/39 ................................... 1,000,000 831,127
Geisinger Authority ,
Geisinger Health System Obligated Group , Revenue , 2017 A-1 , Refunding , 5% ,
2/15/45 ........................................................ 5,555,000 5,597,999
Geisinger Health System Obligated Group , Revenue , 2017 A-2 , Refunding , 5% ,
2/15/39 ........................................................ 13,155,000 13,482,068
General Authority of Southcentral Pennsylvania , WellSpan Health Obligated Group ,
Revenue , 2014 A , Pre-Refunded , 5% , 6/01/44 ............................ 11,955,000 12,056,051
Governor Mifflin School District ,
GO , 2021 , 3% , 4/01/35 ............................................. 810,000 743,386
GO , 2021 , 3% , 4/01/36 ............................................. 625,000 564,579
GO , 2021 , 3% , 4/01/37 ............................................. 1,000,000 874,304
GO , 2021 , 3% , 4/01/38 ............................................. 1,000,000 855,984
GO , 2021 , 3% , 4/01/39 ............................................. 1,015,000 857,802
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ 2,520,000 2,347,653
Lancaster County Hospital Authority , University of Pennsylvania Health System
Obligated Group (The) , Revenue , 2016 B , Refunding , 5% , 8/15/46 ............. 4,165,000 4,230,848
Lancaster Higher Education Authority ,
Elizabethtown College , Revenue , 2022 A , Refunding , 5% , 10/01/46 ............ 5,000,000 4,742,476
Elizabethtown College , Revenue , 2022 A , Refunding , 5% , 10/01/51 ............ 5,000,000 4,644,595
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/51 ........ 2,780,000 1,956,840
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/56 ........ 520,000 354,242

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Lancaster Industrial Development Authority, (continued)
Willow Valley Communities Obligated Group , Revenue , 2019 , 5% , 12/01/44 ...... $ 1,850,000 $ 1,856,811
Willow Valley Communities Obligated Group , Revenue , 2019 , 5% , 12/01/49 ...... 2,300,000 2,275,711
Lancaster School District ,
GO , 2020 , AGMC Insured , 4% , 6/01/34 ................................. 1,000,000 1,030,525
GO , 2020 , AGMC Insured , 4% , 6/01/35 ................................. 1,850,000 1,896,977
Latrobe Industrial Development Authority ,
Seton Hill University , Revenue , 2021 , Refunding , 4% , 3/01/46 ................ 750,000 587,606
Seton Hill University , Revenue , 2021 , Refunding , 4% , 3/01/51 ................ 800,000 600,304
Lehigh County Authority ,
City Division Fund , Revenue , 2013 A , 5% , 12/01/43 ........................ 2,435,000 2,435,955
City Division Fund , Revenue , 2013 A , Pre-Refunded , 5% , 12/01/43 ............ 2,805,000 2,805,000
Lehigh County General Purpose Authority ,
Good Shepherd Obligated Group (The) , Revenue , 2021 A , Refunding , 4% , 11/01/41 4,345,000 3,887,351
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/42 .... 14,390,000 12,727,474
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/57 .... 5,000,000 4,027,200
Lycoming County Authority ,
Lycoming College , Revenue , 2013 MM-1 , 5.25% , 11/01/38 ................... 1,400,000 1,402,067
Lycoming College , Revenue , 2013 MM-1 , 5.25% , 11/01/43 ................... 1,495,000 1,497,264
Montgomery County Higher Education and Health Authority ,
Gwynedd Mercy University , Revenue , 2022 UU-2 , Refunding , 5.25% , 5/01/37 .... 2,665,000 2,670,480
Gwynedd Mercy University , Revenue , 2022 UU-2 , Refunding , 5% , 5/01/42 ....... 3,700,000 3,430,040
Thomas Jefferson University Obligated Group , Revenue , 2018 A , Refunding , 5% ,
9/01/48 ........................................................ 8,250,000 8,391,181
Thomas Jefferson University Obligated Group , Revenue , 2019 , Refunding , 4% ,
9/01/44 ........................................................ 10,000,000 9,464,527
Thomas Jefferson University Obligated Group , Revenue , 2022 B , Refunding , 4% ,
5/01/52 ........................................................ 4,000,000 3,479,957
Thomas Jefferson University Obligated Group , Revenue , 2022 B , Refunding , 5% ,
5/01/57 ........................................................ 5,000,000 5,034,490
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 4% ,
11/15/43 ....................................................... 600,000 501,398
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 5% ,
11/15/45 ....................................................... 1,985,000 1,908,227
Gwynedd Mercy University , Revenue , 2023 VV-1 , 5.75% , 5/01/48 .............. 2,000,000 1,933,934
Meadowood Corp. Obligated Group (The) , Revenue , 2018 A , Refunding , 5% ,
12/01/38 ....................................................... 2,500,000 2,398,109
Public School of Germantown (The) , Revenue , 2021 A , Refunding , 4% , 10/01/51 .. 2,450,000 1,888,616
Waverly Heights Ltd. Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/49 .. 2,000,000 2,009,318
New Kensington Municipal Sanitary Authority , Revenue , 2021 A , AGMC Insured , 3% ,
12/01/38 ........................................................ 500,000 423,003
Northampton County General Purpose Authority ,
St. Luke's Hospital Obligated Group , Revenue , 2016 A , Refunding , 5% , 8/15/46 ... 7,500,000 7,562,929
St. Luke's Hospital Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/15/48 ... 2,500,000 2,530,961
Northeastern Pennsylvania Hospital and Education Authority , King's College , Revenue ,
2019 , 5% , 5/01/44 ................................................. 1,000,000 932,602
Northeastern School District ,
GO , 2021 A , BAM Insured , 3% , 3/01/38 ................................. 850,000 719,966
GO , 2021 A , BAM Insured , 3% , 3/01/41 ................................. 775,000 630,107
Northern Lebanon School District , GO , 2021 , BAM Insured , 3% , 9/01/36 ..........
1,895,000 1,661,296
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Department of Transportation , Revenue , 2022 ,
5.25% , 6/30/53 .................................................. 8,500,000 8,779,965
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/29 ........ 500,000 495,804

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, (continued)
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/32 ........ $ 1,300,000 $ 1,278,563
Presbyterian Homes Obligated Group , Revenue , 2023 B-2 , Refunding , 5% , 7/01/42 2,365,000 2,281,696
UPMC Obligated Group , Revenue , 2014 A , 5% , 2/01/45 ..................... 5,000,000 5,011,802
UPMC Obligated Group , Revenue , 2017 A , Refunding , 4% , 11/15/42 ........... 5,000,000 4,733,149
UPMC Obligated Group , Revenue , 2020 A , 4% , 4/15/45 ..................... 8,835,000 8,220,767
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/39 ........... 1,325,000 1,300,915
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/40 ........... 1,200,000 1,164,436
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/41 ........... 1,300,000 1,246,326
Pennsylvania Higher Educational Facilities Authority ,
Bryn Mawr College , Revenue , 2014 , Refunding , 5% , 12/01/44 ................ 6,365,000 6,410,052
St. Joseph's University , Revenue , 2012 , 5% , 11/01/42 ...................... 5,000,000 5,000,092
Thomas Jefferson University Obligated Group , Revenue , 2015 A , Refunding , 5.25% ,
9/01/50 ........................................................ 6,465,000 6,493,406
Trustees of the University of Pennsylvania (The) , Revenue , 2017 A , 5% , 8/15/46 .. 14,000,000 14,449,544
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2015 ,
Refunding , 5% , 8/15/40 ............................................ 6,475,000 6,580,840
Widener University , Revenue , 2021 A , Refunding , 4% , 7/15/51 ................ 11,030,000 8,865,004
Pennsylvania Housing Finance Agency ,
Revenue , 2019-129 , 3.4% , 10/01/49 ................................... 6,000,000 4,728,605
Revenue , 2020-132 A , 2.55% , 10/01/41 ................................. 11,280,000 8,549,892
Pennsylvania State University (The) ,
Revenue , 2015 A , Refunding , 5% , 9/01/40 ............................... 10,490,000 10,697,833
Revenue , 2016 A , Refunding , 5% , 9/01/41 ............................... 10,000,000 10,374,897
Revenue , 2018 , 5% , 9/01/48 ......................................... 5,955,000 6,201,666
Revenue , 2023 , 5.25% , 9/01/53 ....................................... 3,000,000 3,313,093
Pennsylvania Turnpike Commission ,
Revenue , 2013 C , Pre-Refunded , 5% , 12/01/43 ........................... 7,595,000 7,595,000
Revenue , 2013 C , Refunding , 5% , 12/01/43 .............................. 2,405,000 2,405,226
Revenue , 2021 B , 4% , 12/01/37 ....................................... 1,500,000 1,526,302
Revenue , 2021 B , 4% , 12/01/46 ....................................... 10,950,000 10,606,137
Philadelphia Authority for Industrial Development ,
Beech International LLC , Revenue , 2010 A , 5.625% , 6/15/42 ................. 4,000,000 3,586,383
Children's Hospital of Philadelphia Obligated Group , Revenue , 2014 A , Pre-
Refunded , 5% , 7/01/42 ............................................ 5,000,000 5,050,846
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/30 ............ 350,000 358,078
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/40 ............ 300,000 296,812
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/50 ............ 2,515,000 2,367,459
St. Joseph's University , Revenue , 2022 , 5.5% , 11/01/60 ..................... 8,410,000 8,839,563
Temple University-of The Commonwealth System of Higher Education , Revenue,
First Series , 2015 , Refunding , 5% , 4/01/40 ............................. 5,000,000 5,065,094
Thomas Jefferson University Obligated Group , Revenue , 2017 A , Refunding , 5% ,
9/01/42 ........................................................ 3,500,000 3,527,647
Thomas Jefferson University Obligated Group , Revenue , 2017 A , Refunding , 5% ,
9/01/47 ........................................................ 2,400,000 2,406,006
Philadelphia Gas Works Co. ,
Revenue , 14th , Refunding , 5% , 10/01/32 ................................ 1,000,000 1,034,359
Revenue , 15th , Refunding , 5% , 8/01/47 ................................. 11,000,000 11,171,898
Pittsburgh Water & Sewer Authority ,
Revenue, First Lien , 2022 A , 5.25% , 9/01/39 ............................. 1,490,000 1,655,962
Revenue, First Lien , 2022 A , 5.25% , 9/01/40 ............................. 1,365,000 1,500,799
Revenue, First Lien , 2022 A , 5.25% , 9/01/41 ............................. 1,650,000 1,818,421
Revenue, First Lien , 2022 A , 5.25% , 9/01/42 ............................. 1,685,000 1,841,667
Revenue, First Lien , 2022 A , 5% , 9/01/52 ................................ 2,640,000 2,753,320

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pocono Mountains Industrial Park Authority , St. Luke's Hospital Obligated Group ,
Revenue , 2015 A , 5% , 8/15/40 ........................................ $ 5,000,000 $ 5,016,058
Radnor Township School District , GO , 2021 , 3% , 8/15/35 .....................
1,400,000 1,324,962
School District of Philadelphia (The) , GO , 2021 A , 4% , 9/01/36 .................
3,845,000 3,884,496
Scranton School District ,
GO , 2020 , 4% , 12/01/40 ............................................. 1,535,000 1,502,543
GO , 2020 , 4% , 12/01/42 ............................................. 2,835,000 2,764,221
GO , 2020 , 4% , 12/01/45 ............................................. 3,670,000 3,492,493
Scranton-Lackawanna Health and Welfare Authority , University of Scranton , Revenue ,
2016 , Refunding , 5% , 11/01/37 ....................................... 4,000,000 4,083,344
Southeastern Pennsylvania Transportation Authority , Revenue , 2022 , 5.25% , 6/01/52
5,000,000 5,424,276
State College Area School District ,
GO , 2015 , 5% , 3/15/40 ............................................. 16,400,000 16,646,245
GO , 2018 , 5% , 5/15/37 ............................................. 1,075,000 1,149,325
GO , 2018 , 5% , 5/15/44 ............................................. 3,500,000 3,669,070
State Public School Building Authority ,
School District of Philadelphia (The) , Revenue , 2016 A , Refunding , AGMC Insured ,
5% , 6/01/32 .................................................... 7,095,000 7,409,951
School District of Philadelphia (The) , Revenue , 2016 A , Refunding , AGMC Insured ,
5% , 6/01/33 .................................................... 3,000,000 3,133,172
Township of Northampton , GO , 2021 , 4% , 5/15/39 ...........................
1,495,000 1,501,724
Upper Merion Area School District ,
GO , 2021 A , 3% , 1/15/39 ............................................ 1,000,000 882,738
GO , 2021 A , 3% , 1/15/40 ............................................ 1,500,000 1,295,359
GO , 2021 A , 3% , 1/15/41 ............................................ 1,275,000 1,081,916
Westmoreland County Industrial Development Authority ,
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 5% , 7/01/29 ...... 725,000 757,737
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 5% , 7/01/30 ...... 1,370,000 1,431,470
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 7/01/37 ...... 2,400,000 2,184,667
Wilkes-Barre Finance Authority , Wilkes University , Revenue , 2021 , Refunding , 4% ,
3/01/42 ......................................................... 2,500,000 2,073,495
650,164,511
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 2,000,000 1,578,520
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 2,000,000 1,573,897
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 749,676
3,902,093
Texas 0.6%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,600,000 1,820,624
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,405,757
4,226,381
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,000,000 1,578,218
Wisconsin 0.9%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,900,000 1,467,334

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 199 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
b
Public Finance Authority, (continued)
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 , 5.25% , 12/01/23 .... $ 5,100,000 $ 5,100,000
6,567,334
U.S. Territories 1.8%
Puerto Rico 1.8%
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 1,290,000 1,265,943
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 950,000 953,778
Puerto Rico Electric Power Authority ,
a,c
Revenue , 6% , 7/01/41 .............................................. 581,479 581,479
a,c
Revenue , 7.125% , 7/01/59 ........................................... 2,823,988 2,823,988
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,100,000 1,089,933
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 993,552
d
Revenue , XX , 5.25% , 7/01/40 ........................................ 5,175,000 1,306,688
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
4,000,000 3,888,319
12,903,680
Total U.S. Territories .................................................................... 12,903,680
Total Municipal Bonds (Cost $ 757,331,915 ) .....................................
704,408,643
Shares
Escrows and Litigation Trusts 0.0%
†
a ,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 262,891 210,312
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
210,312
Total Long Term Investments (Cost $ 759,331,915 ) ...............................
706,581,916
a
a a a a
Short Term Investments 0.4%
Principal
Amount
Municipal Bonds 0.4%
Pennsylvania 0.4%
f
Allegheny County Higher Education Building Authority , Carnegie Mellon University ,
Revenue , 2008 A , Refunding , SPA Bank of New York Mellon (The) , Daily VRDN and
Put , 3.39% , 12/01/37 ............................................... 2,500,000 2,500,000
f
Delaware County Industrial Development Authority , United Parcel Service, Inc. ,
Revenue , 2015 , Refunding , Daily VRDN and Put , 3.4% , 9/01/45 ............... 200,000 200,000
2,700,000
Total Municipal Bonds (Cost $ 2,700,000 ) .......................................
2,700,000
Total Short Term Investments (Cost $ 2,700,000 ) .................................
2,700,000
a
Total Investments (Cost $ 762,031,915 ) 99 .3% ...................................
$709,281,916
Other Assets, less Liabilities 0 .7% .............................................
5,120,239
Net Assets 100.0% ...........................................................
$714,402,155

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the aggregate value of these securities was $15,352,634, representing 2.1% of net assets.
c
Security purchased on a when-issued basis.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Non-income producing.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2023
Franklin Virginia Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.8%
California 0.2%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
$ 1,000,000 $ 818,513
Florida 0.9%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 3,456,000 2,832,222
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 1,100,000 717,755
3,549,977
Illinois 0.6%
Metropolitan Pier & Exposition Authority , Revenue , 2020 A , Refunding , 5% , 6/15/50 ..
1,500,000 1,519,600
State of Illinois , GO , 2017 D , 5% , 11/01/26 ................................
1,000,000 1,043,029
2,562,629
New Jersey 1.1%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2018 A, Refunding, 5%, 12/15/32 .............................. 3,460,000 3,742,650
Revenue, 2022 A, 4%, 6/15/41 ........................................ 1,000,000 990,953
4,733,603
New York 0.3%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/46 ..........
1,350,000 1,239,256
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,200,000 947,112
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,200,000 944,338
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,000,000 1,499,353
3,390,803
Texas 0.8%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,600,000 1,120,384
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/28 225,000 230,180
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/29 250,000 255,581
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,100,000 1,530,936
3,137,081
Virginia 82.1%
Albemarle County Economic Development Authority ,
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/30 ............................................ 1,120,000 1,098,653
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/31 ............................................ 1,165,000 1,137,708
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/32 ............................................ 1,105,000 1,074,721
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/33 ............................................ 1,260,000 1,221,232
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/42 ............................................ 2,725,000 2,404,681
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/49 ............................................ 2,800,000 2,338,821
Westmins ter Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 B,
Refunding, 4%, 6/01/54 ............................................ 5,215,000 4,215,515

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Alexandria Industrial Development Authority ,
Goodwin House, Inc. Obligated Group, Revenue, 2015, Pre-Refunded, 5%, 10/01/45 $ 975,000 $ 1,006,176
Protestant Episcopal High School in Virginia, Revenue, 2021 C, Refunding, 4%,
1/01/46 ........................................................ 2,450,000 2,288,819
Arlington County Industrial Development Authority ,
Virginia Hospital Center Arlington Health System Obligated Group, Revenue, 2020,
Refunding, 4%, 7/01/45 ............................................ 2,000,000 1,887,111
Virginia Hospital Center Arlington Health System Obligated Group, Revenue, 2020,
Refunding, 3.75%, 7/01/50 ......................................... 10,350,000 9,135,820
Chesapeake Hospital Authority ,
Chesapeake Hospital Authority Obligated Group, Revenue, 2019, Refunding, 4%,
7/01/39 ........................................................ 1,000,000 957,800
Chesapeake Hospital Authority Obligated Group, Revenue, 2019, Refunding, 4%,
7/01/43 ........................................................ 4,000,000 3,718,183
City of Hopewell , Sewer System , Revenue , 2011 A , Refunding , 5% , 7/15/42 .......
4,850,000 4,779,378
City of Norfolk ,
Water, Revenue, 2018, 5%, 11/01/43 ................................... 6,920,000 7,259,348
Water, Revenue, 2018, 5%, 11/01/47 ................................... 6,925,000 7,221,564
City of Richmond , Public Utility , Revenue , 2016 A , Pre-Refunded , 5% , 1/15/33 ......
10,000,000 10,418,623
Commonwealth of Virginia ,
GO, 2020 A, 4%, 6/01/31 ............................................ 2,710,000 2,884,486
GO, 2022 A, 5%, 6/01/52 ............................................ 2,445,000 2,663,909
County of Fairfax ,
GO, 2023 A, 4%, 10/01/40 ........................................... 3,000,000 3,054,464
Sewer, Revenue, 2021 A, 5%, 7/15/46 .................................. 2,500,000 2,710,531
Fairfax County Economic Development Authority ,
Revenue, 2017, 5%, 4/01/42 ......................................... 5,085,000 5,271,265
Goodwin House, Inc. Obligated Group, Revenue, 2016 A, Pre-Refunded, 5%,
10/01/36 ....................................................... 4,865,000 5,023,412
Fairfax County Industrial Development Authority , Inova Health System Obligated
Group , Revenue , 2014 A , 5% , 5/15/44 .................................. 2,500,000 2,506,828
Fairfax County Water Authority ,
Revenue, 2017, Refunding, 5%, 4/01/43 ................................. 3,510,000 3,646,559
Revenue, 2017, Refunding, 5%, 4/01/47 ................................. 5,000,000 5,170,662
Farmville Industrial Development Authority ,
Elwood Place LLC, Revenue, 2021, AGMC Insured, 5.375%, 7/01/53 ........... 5,000,000 5,223,104
Longwood Housing Foundation LLC, Revenue, 2018 A, Refunding, 5%, 1/01/48 ... 5,000,000 4,502,170
Hampton Roads Sanitation District ,
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/33 ............................ 5,115,000 5,388,750
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/43 ............................ 11,840,000 12,473,666
Hampton Roads Transportation Accountability Commission ,
Revenue, Senior Lien, 2018 A, Pre-Refunded, 5%, 7/01/48 ................... 5,505,000 6,002,976
Revenue, Senior Lien, 2020 A, 5%, 7/01/60 .............................. 4,885,000 5,136,489
Henrico County Economic Development Authority ,
Westminster-Canterbury Corp. Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/40 ....................................................... 500,000 464,832
Westminster-Canterbury Corp. Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/45 ....................................................... 725,000 643,126
Westminster-Canterbury Corp. Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/50 ....................................................... 1,500,000 1,284,030
Westminster-Canterbury Corp. Obligated Group, Revenue, 2022 A, 5%, 10/01/42 .. 1,125,000 1,150,561
Westminster-Canterbury Corp. Obligated Group, Revenue, 2022 A, 5%, 10/01/52 .. 5,000,000 5,015,320

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
b
Isle of Wight County Economic Development Authority , Riverside Healthcare
Association Obligated Group , Revenue , 2023 , AGMC Insured , 5.25% , 7/01/48 .... $ 2,260,000 $ 2,408,753
Lexington Industrial Development Authority ,
Lexington Retirement Community Obligated Group, Revenue, 2022, Refunding, 4%,
1/01/38 ........................................................ 685,000 612,502
Lexington Retirement Community Obligated Group, Revenue, 2022, Refunding, 4%,
1/01/42 ........................................................ 1,120,000 948,487
Lexington Retirement Community Obligated Group, Revenue, 2022, Refunding, 4%,
1/01/48 ........................................................ 2,315,000 1,854,551
Washington & Lee University (The), Revenue, 2018 A, Refunding, 5%, 1/01/35 .... 1,105,000 1,192,335
Washington & Lee University (The), Revenue, 2018 A, Refunding, 5%, 1/01/48 .... 1,500,000 1,559,531
Lynchburg Economic Development Authority ,
Centra Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 1/01/47 ...... 4,500,000 4,539,048
Centra Health Obligated Group, Revenue, 2021, Refunding, 4%, 1/01/47 ........ 2,350,000 2,191,176
Centra Health Obligated Group, Revenue, 2021, Refunding, 3%, 1/01/51 ........ 2,000,000 1,405,081
Centra Health Obligated Group, Revenue, 2021, Refunding, 4%, 1/01/55 ........ 6,305,000 5,703,533
Montgomery County Economic Development Authority , Virginia Tech Foundation, Inc. ,
Revenue , 2019 A , 4% , 6/01/39 ........................................ 1,750,000 1,759,836
Norfolk Airport Authority ,
Revenue, 2019, 5%, 7/01/39 ......................................... 800,000 838,124
Revenue, 2019, 5%, 7/01/43 ......................................... 5,600,000 5,804,931
Northern Virginia Transportation Commission ,
Commuter Rail Operating & Capital Fund, Revenue, 2022, 5%, 6/01/47 ......... 1,750,000 1,896,763
Commuter Rail Operating & Capital Fund, Revenue, 2022, 5%, 6/01/52 ......... 7,090,000 7,623,370
Prince Edward County Industrial Development Authority , President and Trustees of
Hampden-Sydney College , Revenue , 2018 , 5% , 9/01/48 .................... 2,050,000 2,092,085
Riverside Regional Jail Authority , Revenue , 2015 , Refunding , 5% , 7/01/31 .........
6,215,000 6,378,386
Salem Economic Development Authority , Roanoke College , Revenue , 2020 , Refunding ,
5% , 4/01/49 ...................................................... 925,000 913,995
Stafford County & Staunton Industrial Development Authority , Revenue , 2007 E , AGMC
Insured , 5% , 8/01/37 ............................................... 960,000 960,506
Upper Occoquan Sewage Authority , Revenue , 2016 B , Refunding , 4% , 7/01/35 .....
6,165,000 6,274,403
Virginia Beach Development Authority ,
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, 2018,
Refunding, 5%, 9/01/40 ............................................ 1,750,000 1,585,467
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, 2018,
Refunding, 5%, 9/01/44 ............................................ 2,215,000 1,944,408
Virginia College Building Authority ,
Revenue, 2016 A, 5%, 9/01/27 ........................................ 3,925,000 4,152,179
Revenue, 2016 A, Pre-Refunded, 5%, 9/01/27 ............................ 75,000 79,163
Revenue, 2016 A, Refunding, 4%, 2/01/30 ............................... 7,000,000 7,135,670
Revenue, 2023 B, Refunding, 5%, 2/01/32 ............................... 6,000,000 6,983,170
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/39 ........... 795,000 656,739
Randolph-Macon College, Revenue, 2021 A, Refunding, 2.25%, 1/15/40 ........ 450,000 313,650
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/41 ........... 500,000 399,658
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/46 ........... 1,100,000 819,080
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/51 ........... 1,750,000 1,233,149
Regent University, Revenue, 2021, Refunding, 4%, 6/01/36 .................. 2,750,000 2,660,196
Regent University, Revenue, 2021, Refunding, 3%, 6/01/41 .................. 4,800,000 3,679,470
Regent University, Revenue, 2021, Refunding, 4%, 6/01/46 .................. 3,725,000 3,196,251
Virginia Commonwealth Transportation Board ,
Revenue, 2016, 5%, 9/15/30 ......................................... 2,260,000 2,362,701
Revenue, 2016, 5%, 9/15/31 ......................................... 4,000,000 4,181,772
Revenue, 2022, Refunding, 4%, 5/15/36 ................................. 5,000,000 5,252,561

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia Housing Development Authority , Revenue , 2018 D , 3.8% , 10/01/43 ........
$ 3,805,000 $ 3,344,768
Virginia Public Building Authority , Revenue , 2019 A , 4% , 8/01/35 ................
1,250,000 1,300,051
Virginia Public School Authority ,
Revenue, 2018 B, 5%, 8/01/30 ........................................ 5,280,000 5,796,168
County of Prince William, Revenue, 2018, 4%, 3/01/33 ...................... 5,795,000 6,031,585
Virginia Resources Authority ,
Revenue, Pre-Refunded, 5%, 11/01/38 .................................. 3,195,000 3,311,498
Revenue, 2015 B, Refunding, 5%, 11/01/45 .............................. 2,255,000 2,294,002
Revenue, 2018 C, Refunding, 5%, 11/01/48 .............................. 7,655,000 8,088,438
Virginia Small Business Financing Authority ,
95 Express Lanes LLC, Revenue, Senior Lien, 2022, Refunding, 4%, 1/01/48 ..... 7,000,000 6,187,962
Bon Secours Mercy Health, Inc., Revenue, 2020 A, Refunding, 4%, 12/01/49 ..... 5,000,000 4,559,398
Capital Beltway Express LLC, Revenue, Senior Lien, 2022, Refunding, 5%, 12/31/57 6,000,000 6,074,767
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
1/01/40 ........................................................ 7,500,000 7,029,140
I-66 Express Mobility Pa rtners LLC, Revenue, Senior Lien, 2017, 5%, 12/31/47 ... 5,000,000 5,027,400
I-66 Express Mobility Partners LLC, Revenue, Senior Lien, 2017, 5%, 12/31/52 ... 4,600,000 4,616,230
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/36 ... 2,210,000 2,014,527
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/41 ... 2,500,000 2,133,833
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/51 ... 7,500,000 5,866,729
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
4%, 1/01/37 .................................................... 2,750,000 2,623,015
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
4%, 1/01/51 .................................................... 2,250,000 1,894,173
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/37 ... 4,000,000 4,045,678
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/38 ... 6,000,000 6,038,066
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/39 ... 2,730,000 2,741,399
Williamsburg Economic Development Authority , Provident Group - Williamsburg
Properties LLC , Revenue , 2023 A , AGMC Insured , 4.125% , 7/01/58 ............ 2,000,000 1, 906,707
Winchester Economic Development Authority , Valley Health Obligated Group ,
Revenue , 2015 , Refunding , 5% , 1/01/44 ................................. 5,000,000 5,056,867
343,956,374
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,200,000 946,931
Wisconsin 1.2%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,200,000 926,737
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 3,100,000 3,100,000
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... 1,000,000 961,002
4,987,739
U.S. Territories 11.6%
District of Columbia 8.4%
Metropolitan Washington Airports Authority ,
Aviation, Revenue, 2021 A, Refunding, 5%, 10/01/46 ....................... 5,000,000 5,201,698
Aviation, Revenue, 2023 A, Refunding, 5.25%, 10/01/48 ..................... 4,000,000 4,252,437
Dulles Toll Road, Revenue, Senior Lien, 2022 A, Refunding, AGMC Insured, 4%,
10/01/52 ....................................................... 10,000,000 9,375,505
Washington Metropolitan Area Transit Authority ,
Dedicated, Revenue, 2020 A, 5%, 7/15/45 ............................... 3,145,000 3,365,764
Dedicated, Revenue, 2021 A, 5%, 7/15/41 ............................... 7,530,000 8,230,234
Dedicated, Revenue, 2021 A, 5%, 7/15/46 ............................... 2,000,000 2,148,350

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
District of Columbia (continued)
Washington Metropolitan Area Transit Authority, (continued)
Dedicated, Revenue, 2023 A, 5%, 7/15/43 ............................... $ 2,500,000 $ 2,759,743
35,333,731
Puerto Rico 3.2%
HTA TRRB Custodial Trust , Revenue , 2005 L , 5.25% , 7/01/41 ..................
1,600,000 1,570,162
Puerto Rico Electric Power Authority ,
b,c
Revenue, 6%, 7/01/41 .............................................. 330,490 330,490
b,c
Revenue, 7.125%, 7/01/59 ........................................... 1,605,043 1,605,043
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,700,000 1,684,442
d
Revenue, WW, 5.5%, 7/01/38 ......................................... 1,040,000 262,600
d
Revenue, XX, 5.25%, 7/01/40 ........................................ 1,900,000 479,750
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 103,451 102,416
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 67,229 43,610
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 115,001 74,463
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/29 .. 425,000 452,912
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/37 .. 200,000 185,431
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 6,400,000 6,056,784
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 500,000 486,040
13,334,143
Total U.S. Territories .................................................................... 48,667,874
Total Municipal Bonds (Cost $449,735,329) .....................................
417,990,780
Shares
Escrows and Litigation Trusts 0.0%
†
c,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 149,352 119,482
Total Escrows and Litigation Trusts (Cost $–) ...................................
119,482
Total Long Term Investments (Cost $449,735,329) ...............................
418,110,262
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 199 .
Short Term Investments 0.1%
a a
Principal
Amount
a
Value
Municipal Bonds 0.1%
Virginia 0.1%
f
Albemarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 3.2% ,
10/01/48 ........................................................ $ 600,000 $ 600,000
Total Municipal Bonds (Cost $600,000) .........................................
600,000
Total Short Term Investments (Cost $600,000 ) ..................................
600,000
a
Total Investments (Cost $450,335,329) 99.9% ...................................
$418,710,262
Other Assets, less Liabilities 0.1% .............................................
350,413
Net Assets 100.0% ...........................................................
$419,060,675
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the aggregate value of these securities was $11,750,210, representing 2.8% of net assets.
b
Security purchased on a when-issued basis.
c
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Non-income producing.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial
Services - Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
3. Restricted Securities
At November 30, 2023, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
4. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Schedules of Investments.
At November 30, 2023, unfunded commitments were as follows:
Principal
Amount * Issuer
Acquisition
Date Cost Value
Franklin High Yield Tax-Free Income Fund
1,920,000
a
CalPlant I LLC, 21 A, Senior Secured Note, 144A, 9.5%,
8 /31/23 .................................. 10/13/21 $ 1,920,000 $ 1,344,000
7,205,000
a
CalPlant I LLC, 21 B, Senior Secured Note, 144A, 9.5%,
8 /31/23 .................................. 11/01/21 7,205,000 5,043,500
3,975,000
a
CalPlant I LLC, 22 A, Senior Secured Note, 144A, 9.5%,
8 /31/23 .................................. 4/05/22 3,975,000 2,782,500
345,000
a
CalPlant I LLC, 22 B, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 9/28/22 345,000 241,500
2,610,000
a
CalPlant I LLC, 22 C, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 10/11/22 2,610,000 2,610,000
3,910,000
a
CalPlant I LLC, 22 X, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 11/09/22 3,910,000 3,910,000
1,380,000
a
CalPlant I LLC, 23 A, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 1/11/23 1,380,000 1,380,000
1,225,000
a
CalPlant I LLC, 23 B, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 2/09/23 1,225,000 1,225,000
1,955,000
a
CalPlant I LLC, 23 C, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 3/02/23 1,955,000 1,955,000
1,700,000
a
CalPlant I LLC, 23 D, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 5/04/23 1,700,000 1,700,000
1,915,000
a
CalPlant I LLC, 23 E, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 6/01/23 1,915,000 1,915,000
Total Restricted Securities (Value is 0.5% of Net Assets) .............. $28,140,000 $24,106,500
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $5,795,000 as of November 30, 2023.
Borrower Unfunded Commitment
Franklin High Yield Tax-Free Income Fund
Rialto Bioenergy Facility LLC $ 1,223,834
$ 1,223,834

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
November 30, 2023, investments in affiliated management investment companies were as follows:
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Intermediate-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $49,469,850 $— $— $— $379,854 $49,849,704 2,115,000 $1,336,469
Total Affiliated Securities ... $49,469,850 $— $— $— $379,854 $49,849,704 $1,336,469
Franklin Federal Limited-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $36,254,500 $— $— $— $278,380 $36,532,880 1,550,000 $979,445
Total Affiliated Securities ... $36,254,500 $— $— $— $278,380 $36,532,880 $979,445
Franklin High Yield Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Dynamic Municipal Bond
ETF ................... $41,339,025 $— $— $— $184,275 $41,523,300 1,755,000 $1,191,420
Total Affiliated Securities ... $41,339,025 $— $— $— $184,275 $41,523,300 $1,191,420

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A summary of inputs used as of November 30, 2023, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Alabama Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ — $ 490,740 $ 490,740
Municipal Bonds ......................... — 183,478,176 — 183,478,176
Total Investments in Securities ........... $— $183,478,176 $490,740 $183,968,916
Franklin Arizona Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 707,943,335 — 707,943,335
Short Term Investments ................... — 2,400,000 — 2,400,000
Total Investments in Securities ........... $— $710,343,335 $— $710,343,335
Franklin Colorado Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 1,374,072 1,374,072
Municipal Bonds ......................... — 492,862,117 — 492,862,117
Short Term Investments ................... — 2,900,000 — 2,900,000
Total Investments in Securities ........... $— $495,762,117 $1,374,072 $497,136,189
Franklin Connecticut Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 138,157,076 — 138,157,076
Short Term Investments ................... — 1,600,000 — 1,600,000
Total Investments in Securities ........... $— $139,757,076 $— $139,757,076
Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
a
Management Investment Companies ......... 49,849,704 — — 49,849,704
Municipal Bonds ......................... — 2,143,419,618 — 2,143,419,618
Short Term Investments ................... — 2,500,000 — 2,500,000
Total Investments in Securities ........... $49,849,704 $2,145,919,618 $— $2,195,769,322
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
a
Management Investment Companies ......... 36,532,880 — — 36,532,880
Senior Floating Rate Interests ............... — 25,898,653 17,378,787 43,277,440
Municipal Bonds ......................... — 829,121,578 — 829,121,578
Short Term Investments ................... — 9,200,000 — 9,200,000
Total Investments in Securities ........... $36,532,880 $864,220,231 $17,378,787 $918,131,898
Franklin Georgia Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 883,332 883,332
Municipal Bonds :
California ............................. — 1,064,067 — 1,064,067
Florida ............................... — 4,313,670 — 4,313,670
Georgia .............................. — 282,142,241 — 282,142,241
Illinois ............................... — 3,204,517 — 3,204,517
New Jersey ........................... — 1,285,104 — 1,285,104
New York ............................. — 2,807,828 — 2,807,828
South Carolina ......................... — 1,793,426 — 1,793,426
6. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Georgia Tax-Free Income Fund (continued)
Assets: (continued)
Municipal Bonds:
Texas ............................... $ — $ 1,933,814 $ — $ 1,933,814
Washington ........................... — 710,198 — 710,198
Wisconsin ............................ — 4,179,056 — 4,179,056
U.S. Territories ..........................
Puerto Rico ........................... — 9,691,164 1,493,799 11,184,963
Escrows and Litigation Trusts ............... — — 92,253 92,253
Total Investments in Securities ........... $— $313,125,085 $2,469,384 $315,594,469
Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 74,029,800 — — 74,029,800
Corporate Bonds :
Commercial Services & Supplies ........... — — 29,901,500 29,901,500
Diversified Consumer Services ............ — 83,333,492 — 83,333,492
Electric Utilities ........................ — 14,340,181 — 14,340,181
Oil, Gas & Consumable Fuels ............. — — 1,280,000 1,280,000
Municipal Bonds :
Alabama ............................. — 155,484,872 — 155,484,872
Arizona .............................. — 87,459,010 — 87,459,010
Arkansas ............................. — 25,836,407 — 25,836,407
California ............................. — 961,279,518 — 961,279,518
Colorado ............................. — 278,912,718 — 278,912,718
Connecticut ........................... — 25,103,907 — 25,103,907
Florida ............................... — 820,150,269 — 820,150,269
Georgia .............................. — 43,241,291 — 43,241,291
Idaho ................................ — 13,329,347 — 13,329,347
Illinois ............................... — 65,764,812 — 65,764,812
Indiana .............................. — 18,973,722 — 18,973,722
Iowa ................................ — 7,804,831 — 7,804,831
Kansas .............................. — 1,370,489 — 1,370,489
Kentucky ............................. — 29,923,394 — 29,923,394
Louisiana ............................. — 74,964,461 — 74,964,461
Maryland ............................. — 10,708,034 — 10,708,034
Michigan ............................. — 22,453,065 — 22,453,065
Minnesota ............................ — 4,520,354 — 4,520,354
Mississippi ............................ — 24,408,813 — 24,408,813
Missouri .............................. — 13,647,652 — 13,647,652
Nevada .............................. — 41,380,661 — 41,380,661
New Hampshire ........................ — 9,197,397 — 9,197,397
New Jersey ........................... — 67,410,078 — 67,410,078
New Mexico ........................... — 5,172,084 — 5,172,084
New York ............................. — 165,825,927 — 165,825,927
North Dakota .......................... — 9,766,570 — 9,766,570
Ohio ................................ — 159,329,838 — 159,329,838
Oklahoma ............................ — 7,147,729 — 7,147,729
Oregon .............................. — 13,306,785 — 13,306,785
Pennsylvania .......................... — 86,124,685 — 86,124,685
South Carolina ......................... — 57,974,439 — 57,974,439
South Dakota .......................... — 8,499,899 — 8,499,899
Tennessee ............................ — 65,792,418 — 65,792,418
Texas ............................... — 518,436,213 — 518,436,213
Utah ................................ — 26,199,265 — 26,199,265
Virginia .............................. — 16,953,843 — 16,953,843
Washington ........................... — 62,229,476 — 62,229,476
6. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin High Yield Tax-Free Income Fund (continued)
Assets: (continued)
Municipal Bonds:
West Virginia .......................... $ — $ 3,150,631 $ — $ 3,150,631
Wisconsin ............................ — 131,841,526 — 131,841,526
U.S. Territories ..........................
District of Columbia ..................... — 42,600,425 — 42,600,425
Pacific Islands ......................... — 6,579,878 — 6,579,878
Puerto Rico ........................... — 355,403,822 81,081,322 436,485,144
Escrows and Litigation Trusts ............... — — 4,927,366 4,927,366
Short Term Investments ................... — 20,700,000 — 20,700,000
Total Investments in Securities ........... $74,029,800 $4,664,034,228 $117,190,188 $4,855,254,216
Franklin Louisiana Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds :
Florida ............................... — 326,252 — 326,252
Georgia .............................. — 968,425 — 968,425
Louisiana ............................. — 250,341,815 — 250,341,815
South Carolina ......................... — 1,024,420 — 1,024,420
Texas ............................... — 1,982,194 — 1,982,194
Washington ........................... — 552,376 — 552,376
Wisconsin ............................ — 3,865,261 — 3,865,261
U.S. Territories ..........................
Puerto Rico ........................... — 6,435,000 562,643 6,997,643
Escrows and Litigation Trusts ............... — — 34,747 34,747
Short Term Investments ................... — 3,900,000 — 3,900,000
Total Investments in Securities ........... $— $269,395,743 $597,390 $269,993,133
Franklin Maryland Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds :
Georgia .............................. — 1,047,480 — 1,047,480
Maryland ............................. — 264,830,216 — 264,830,216
New Jersey ........................... — 2,520,396 — 2,520,396
South Carolina ......................... — 1,956,432 — 1,956,432
Texas ............................... — 2,186,604 — 2,186,604
Washington ........................... — 552,376 — 552,376
Wisconsin ............................ — 3,098,326 — 3,098,326
U.S. Territories ..........................
District of Columbia ..................... — 12,879,589 — 12,879,589
Puerto Rico ........................... — 12,230,800 1,301,255 13,532,055
Escrows and Litigation Trusts ............... — — 80,264 80,264
Short Term Investments ................... — 600,000 — 600,000
Total Investments in Securities ........... $— $301,902,219 $1,381,519 $303,283,738
Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 883,332 883,332
Senior Floating Rate Interests ............... — — 1,013,108 1,013,108
Municipal Bonds ......................... — 310,744,651 — 310,744,651
Short Term Investments ................... — 5,125,000 — 5,125,000
Total Investments in Securities ........... $— $315,869,651 $1,896,440 $317,766,091
6. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Michigan Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ — $ 1,766,665 $ 1,766,665
Municipal Bonds ......................... — 678,764,556 — 678,764,556
Total Investments in Securities ........... $— $678,764,556 $1,766,665 $680,531,221
Franklin Minnesota Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 720,063,499 — 720,063,499
Total Investments in Securities ........... $— $720,063,499 $— $720,063,499
Franklin Missouri Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds :
California ............................. — 847,995 — 847,995
Florida ............................... — 5,097,985 — 5,097,985
Georgia .............................. — 2,569,290 — 2,569,290
Missouri .............................. — 608,621,038 — 608,621,038
Oregon .............................. — 1,360,859 — 1,360,859
South Carolina ......................... — 5,016,926 — 5,016,926
Texas ............................... — 6,889,470 — 6,889,470
Washington ........................... — 1,499,307 — 1,499,307
Wisconsin ............................ — 11,826,201 — 11,826,201
U.S. Territories ..........................
Guam ............................... — 5,825,882 — 5,825,882
Puerto Rico ........................... — 23,261,458 3,090,068 26,351,526
Escrows and Litigation Trusts ............... — — 190,602 190,602
Short Term Investments ................... — 3,600,000 — 3,600,000
Total Investments in Securities ........... $— $676,416,411 $3,280,670 $679,697,081
Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 1,570,369 1,570,369
Municipal Bonds :
California ............................. — 1,064,067 — 1,064,067
Delaware ............................. — 13,065,562 — 13,065,562
Florida ............................... — 7,328,795 — 7,328,795
Georgia .............................. — 2,094,959 — 2,094,959
New Jersey ........................... — 579,383,720 — 579,383,720
New York ............................. — 21,332,994 — 21,332,994
Oregon .............................. — 1,944,084 — 1,944,084
Pennsylvania .......................... — 55,738,840 — 55,738,840
South Carolina ......................... — 3,113,989 — 3,113,989
Texas ............................... — 5,397,547 — 5,397,547
Washington ........................... — 1,183,664 — 1,183,664
Wisconsin ............................ — 7,180,425 — 7,180,425
U.S. Territories ..........................
Puerto Rico ........................... — 15,884,745 2,602,508 18,487,253
Escrows and Litigation Trusts ............... — — 160,528 160,528
Short Term Investments ................... — 5,400,000 — 5,400,000
Total Investments in Securities ........... $— $720,113,391 $4,333,405 $724,446,796
6. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin North Carolina Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ — $ 1,570,369 $ 1,570,369
Municipal Bonds :
California ............................. — 1,882,580 — 1,882,580
Florida ............................... — 7,954,682 — 7,954,682
Illinois ............................... — 3,822,778 — 3,822,778
Kentucky ............................. — 3,689,060 — 3,689,060
New Jersey ........................... — 6,656,459 — 6,656,459
New York ............................. — 9,180,907 — 9,180,907
North Carolina ......................... — 496,305,064 — 496,305,064
South Carolina ......................... — 4,396,124 — 4,396,124
Texas ............................... — 3,893,519 — 3,893,519
Washington ........................... — 1,262,575 — 1,262,575
Wisconsin ............................ — 5,435,650 — 5,435,650
U.S. Territories ..........................
Guam ............................... — 4,647,980 — 4,647,980
Puerto Rico ........................... — 21,417,539 2,711,213 24,128,752
Escrows and Litigation Trusts ............... — — 167,437 167,437
Short Term Investments ................... — 600,000 — 600,000
Total Investments in Securities ........... $— $571,144,917 $4,449,019 $575,593,936
Franklin Ohio Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 3,140,737 3,140,737
Municipal Bonds ......................... — 1,076,209,717 — 1,076,209,717
Short Term Investments ................... — 9,050,000 — 9,050,000
Total Investments in Securities ........... $— $1,085,259,717 $3,140,737 $1,088,400,454
Franklin Oregon Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 2,453,701 2,453,701
Municipal Bonds :
California ............................. — 2,864,796 — 2,864,796
Florida ............................... — 5,668,757 — 5,668,757
Illinois ............................... — 4,805,199 — 4,805,199
Kentucky ............................. — 5,467,714 — 5,467,714
New Jersey ........................... — 8,186,646 — 8,186,646
New York ............................. — 5,025,433 — 5,025,433
Oregon .............................. — 786,280,626 — 786,280,626
South Carolina ......................... — 11,300,929 — 11,300,929
Texas ............................... — 5,885,092 — 5,885,092
Washington ........................... — 1,972,773 — 1,972,773
Wisconsin ............................ — 8,153,474 — 8,153,474
U.S. Territories ..........................
Puerto Rico ........................... — 33,865,593 4,632,753 38,498,346
Escrows and Litigation Trusts ............... — — 286,106 286,106
Short Term Investments ................... — 4,800,000 — 4,800,000
Total Investments in Securities ........... $— $884,277,032 $7,372,560 $891,649,592
6. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period . At November 30, 2023 , the reconciliation s are as follows:
Level 1 Level 2 Level 3 Total
Franklin Pennsylvania Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ — $ 1,962,961 $ 1,962,961
Municipal Bonds :
Florida ............................... — 5,313,870 — 5,313,870
Illinois ............................... — 6,017,640 — 6,017,640
New Jersey ........................... — 1,950,982 — 1,950,982
New York ............................. — 11,783,934 — 11,783,934
Pennsylvania .......................... — 650,164,511 — 650,164,511
South Carolina ......................... — 3,902,093 — 3,902,093
Texas ............................... — 4,226,381 — 4,226,381
Washington ........................... — 1,578,218 — 1,578,218
Wisconsin ............................ — 6,567,334 — 6,567,334
U.S. Territories ..........................
Puerto Rico ........................... — 9,498,213 3,405,467 12,903,680
Escrows and Litigation Trusts ............... — — 210,312 210,312
Short Term Investments ................... — 2,700,000 — 2,700,000
Total Investments in Securities ........... $— $703,703,176 $5,578,740 $709,281,916
Franklin Virginia Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds :
California ............................. — 818,513 — 818,513
Florida ............................... — 3,549,977 — 3,549,977
Illinois ............................... — 2,562,629 — 2,562,629
New Jersey ........................... — 4,733,603 — 4,733,603
New York ............................. — 1,239,256 — 1,239,256
South Carolina ......................... — 3,390,803 — 3,390,803
Texas ............................... — 3,137,081 — 3,137,081
Virginia .............................. — 343,956,374 — 343,956,374
Washington ........................... — 946,931 — 946,931
Wisconsin ............................ — 4,987,739 — 4,987,739
U.S. Territories ..........................
District of Columbia ..................... — 35,333,731 — 35,333,731
Puerto Rico ........................... — 11,398,610 1,935,533 13,334,143
Escrows and Litigation Trusts ............... — — 119,482 119,482
Short Term Investments ................... — 600,000 — 600,000
Total Investments in Securities ........... $— $416,655,247 $2,055,015 $418,710,262
a
For detailed categories, see the accompanying Schedule of Investments.
6. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
The Level 3 financial instruments for Franklin High Yield Tax-Free Income Fund include Puerto Rico Electric Power Authority,
Revenue, 7.125% 7/01/59 valued at $67,236,779, which is valued using recent transactions, private transaction prices or non-
public third-party pricing information which is unobservable.
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of November 30, 2023, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
Transfer
Into
Level 3
b
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Senior Floating
Rate Interests :
United States . $ 15,315,752 $ 2,265,563 $ — $ — $ — $ — $ — $ (202,528) $ 17,378,787 $ (202,528)
Total Investments in
Securities ......... $15,315,752 $2,265,563 $— $— $— $— $— $(202,528) $17,378,787 $(202,528)
Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds :
United States . 4,335,000 12,645,000 — 18,342,633 — — — (4,141,133) 31,181,500 (4,141,133)
Municipal Bonds :
United States . — 77,775,848 — — — — — 3,305,474 81,081,322 3,305,474
Escrows and
Litigation Trusts .. — —
c
— — — — — 4,927,366 4,927,366 4,927,366
Total Investments in
Securities ......... $4,335,000 $90,420,848 $— $18,342,633 $— $— $— $4,091,707 $117,190,188 $4,091,707
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
c
Includes financial instruments determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Federal Limited-Term Tax-Free
Income Fund
Assets:
Investments in Securities:
Senior Floating Rate Interests:
Real Estate Management &
Development
....................
$5,052,454 Discounted cash flow Yield 5.2% Decrease
Residential REITs 12,326,333 Discounted cash flow Yield 5.8% Decrease
All Other Investments
.............
 —
Total
..........................
$17,378,787
6. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
CME
Chicago Mercantile Exchange
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FHA
Federal Housing Administration
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
REIT
Real Estate Investment Trust
SIFMA
Securities Industry and Financial Markets
Association
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
XLCA
XL Capital Assurance, Inc.
6. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.